UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: January 31
Date of reporting period: July 31, 2008

Item 1.   Reports to Stockholders
This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Semi-Annual Report

July 31, 2008

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market
Cash Management Portfolio (Columbia Management Advisors, LLC)	7
Bonds
Corporate Bond Portfolio (Federated Investment Management Company)	10
Global Bond Portfolio (Goldman Sachs Asset Management International)	32
High-Yield Bond Portfolio (AIG SunAmerica Asset Management Corp.)	44
Total Return Bond Portfolio (Pacific Investment Management LLC (PIMCO))	58
Balanced
Balanced Portfolio (J.P. Morgan Investment Management, Inc.)	65
MFS Total Return Portfolio (Massachusetts Financial Services Company)	79
Equity/Specialty
Telecom Utility Portfolio (Massachusetts Financial Services Company)	92
Equity Index Portfolio (FAF Advisors, Inc.)	95
Growth-Income Portfolio (AllianceBernstein L.P.)	105
Equity Opportunities Portfolio (OppenheimerFunds, Inc.)	108
Davis Venture Value Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	122
“Dogs” of Wall Street Portfolio (AIG SunAmerica Asset Management Corp.)	126
Alliance Growth Portfolio (AllianceBernstein L.P.)	128
Capital Growth Portfolio (OppenheimerFunds, Inc.)	131
MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	134
Fundamental Growth Portfolio (Wells Capital Management, Inc.)	137
Blue Chip Growth Portfolio (AIG SunAmerica Asset Management Corp.)	140
Real Estate Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	143
Small Company Value Portfolio (Franklin Advisory Services, LLC)	145
Mid-Cap Growth Portfolio (J.P. Morgan Investment Management, Inc.)	149
Aggressive Growth Portfolio (AIG SunAmerica Asset Management Corp.)	152
Growth Opportunities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	155
Marsico Focused Growth Portfolio (Marsico Capital Management, LLC)	159
Technology Portfolio (Columbia Management Advisors, LLC)	161
Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	164
International
International Growth and Income Portfolio (Putnam Investment Management, LLC)	168
Global Equities Portfolio (J.P. Morgan Investment Management, Inc.)	172
International Diversified Equities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	178
Emerging Markets Portfolio (Putnam Investment Management, LLC)	190
Foreign Value Portfolio (Templeton Investment Counsel, LLC)	194
Statement of Assets and Liabilities	198
Statement of Operations	210
Statement of Changes in Net Assets	216
Notes to Financial Statements	227
Financial Highlights	259

Dear SunAmerica Series Trust Investor:

We are pleased to present the semiannual report for the SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund, BB&T Variable Insurance Funds, MTB Funds, Franklin Templeton Variable Insurance Products Trust and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2008. The report may also contain information on portfolios not currently available in your variable contract.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
Chief Executive Officer
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

September 3, 2008

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	July 31, 2008 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2008 and held until July 31, 2008. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended July 31, 2008” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended July 31, 2008” column and the “Expense Ratio as of July 31, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2008” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended July 31, 2008” column and the “Expense Ratio as of July 31, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2008” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

Cash Management
Class 1	$1,000.00	$1,002.68	$2.54	$1,000.00	$1,022.33	$2.56	0.51%
Class 2	$1,000.00	$1,001.79	$3.28	$1,000.00	$1,021.58	$3.32	0.66%
Class 3	$1,000.00	$1,000.90	$3.78	$1,000.00	$1,021.08	$3.82	0.76%
Corporate Bond
Class 1	$1,000.00	$986.73	$2.91	$1,000.00	$1,021.93	$2.97	0.59%
Class 2	$1,000.00	$985.88	$3.65	$1,000.00	$1,021.18	$3.72	0.74%
Class 3	$1,000.00	$985.03	$4.15	$1,000.00	$1,020.69	$4.22	0.84%
Global Bond
Class 1	$1,000.00	$978.93	$3.49	$1,000.00	$1,021.33	$3.57	0.71%
Class 2	$1,000.00	$978.01	$4.23	$1,000.00	$1,020.59	$4.32	0.86%
Class 3	$1,000.00	$977.14	$4.72	$1,000.00	$1,020.09	$4.82	0.96%
High-Yield Bond
Class 1	$1,000.00	$1,001.47	$3.73	$1,000.00	$1,021.13	$3.77	0.75%
Class 2	$1,000.00	$1,000.00	$4.48	$1,000.00	$1,020.39	$4.52	0.90%
Class 3	$1,000.00	$1,000.00	$4.97	$1,000.00	$1,019.89	$5.02	1.00%
Total Return Bond
Class 1	$1,000.00	$986.86	$4.30	$1,000.00	$1,020.54	$4.37	0.87%
Class 2	$1,000.00	$985.49	$5.04	$1,000.00	$1,019.79	$5.12	1.02%
Class 3	$1,000.00	$985.45	$5.28	$1,000.00	$1,019.54	$5.37	1.07%
Balanced @
Class 1	$1,000.00	$947.94	$3.83	$1,000.00	$1,020.93	$3.97	0.79%
Class 2	$1,000.00	$947.19	$4.55	$1,000.00	$1,020.19	$4.72	0.94%
Class 3	$1,000.00	$947.12	$5.03	$1,000.00	$1,019.69	$5.22	1.04%
MFS Total Return @
Class 1	$1,000.00	$948.14	$3.49	$1,000.00	$1,021.28	$3.62	0.72%
Class 2	$1,000.00	$947.46	$4.21	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$947.37	$4.70	$1,000.00	$1,020.04	$4.87	0.97%
Telecom Utility @
Class 1	$1,000.00	$976.33	$4.96	$1,000.00	$1,019.84	$5.07	1.01%
Class 2	$1,000.00	$975.44	$5.70	$1,000.00	$1,019.10	$5.82	1.16%
Class 3	$1,000.00	$975.40	$6.19	$1,000.00	$1,018.60	$6.32	1.26%
Equity Index #
Class 1	$1,000.00	$927.16	$2.64	$1,000.00	$1,022.13	$2.77	0.55%
Growth-Income @
Class 1	$1,000.00	$915.59	$3.19	$1,000.00	$1,021.53	$3.37	0.67%
Class 2	$1,000.00	$915.07	$3.90	$1,000.00	$1,020.79	$4.12	0.82%
Class 3	$1,000.00	$914.57	$4.38	$1,000.00	$1,020.29	$4.62	0.92%
Equity Opportunities
Class 1	$1,000.00	$931.40	$4.42	$1,000.00	$1,020.29	$4.62	0.92%
Class 2	$1,000.00	$931.23	$5.14	$1,000.00	$1,019.54	$5.37	1.07%
Class 3	$1,000.00	$929.88	$5.61	$1,000.00	$1,019.05	$5.87	1.17%
Davis Venture Value @
Class 1	$1,000.00	$913.01	$3.71	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$912.50	$4.42	$1,000.00	$1,020.24	$4.67	0.93%
Class 3	$1,000.00	$912.01	$4.90	$1,000.00	$1,019.74	$5.17	1.03%
“Dogs” of Wall Street @
Class 1	$1,000.00	$893.16	$3.48	$1,000.00	$1,021.18	$3.72	0.74%
Class 2	$1,000.00	$891.18	$4.18	$1,000.00	$1,020.44	$4.47	0.89%
Class 3	$1,000.00	$890.98	$4.65	$1,000.00	$1,019.94	$4.97	0.99%
Alliance Growth @
Class 1	$1,000.00	$971.52	$3.28	$1,000.00	$1,021.53	$3.37	0.67%
Class 2	$1,000.00	$970.99	$4.02	$1,000.00	$1,020.79	$4.12	0.82%
Class 3	$1,000.00	$970.46	$4.51	$1,000.00	$1,020.29	$4.62	0.92%
Capital Growth #
Class 1	$1,000.00	$971.46	$5.10	$1,000.00	$1,019.69	$5.22	1.04%
Class 2	$1,000.00	$970.20	$5.83	$1,000.00	$1,018.95	$5.97	1.19%
Class 3	$1,000.00	$970.10	$6.32	$1,000.00	$1,018.45	$6.47	1.29%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

MFS Massachusetts Investors Trust @
Class 1	$1,000.00	$967.34	$3.82	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$966.60	$4.55	$1,000.00	$1,020.24	$4.67	0.93%
Class 3	$1,000.00	$966.55	$5.04	$1,000.00	$1,019.74	$5.17	1.03%
Fundamental Growth @
Class 1	$1,000.00	$1,020.90	$4.62	$1,000.00	$1,020.29	$4.62	0.92%
Class 2	$1,000.00	$1,020.38	$5.37	$1,000.00	$1,019.54	$5.37	1.07%
Class 3	$1,000.00	$1,019.86	$5.88	$1,000.00	$1,019.05	$5.87	1.17%
Blue Chip Growth #@
Class 1	$1,000.00	$969.61	$4.16	$1,000.00	$1,020.64	$4.27	0.85%
Class 2	$1,000.00	$968.23	$4.89	$1,000.00	$1,019.89	$5.02	1.00%
Class 3	$1,000.00	$966.80	$5.38	$1,000.00	$1,019.39	$5.52	1.10%
Real Estate @
Class 1	$1,000.00	$959.81	$4.09	$1,000.00	$1,020.69	$4.22	0.84%
Class 2	$1,000.00	$959.06	$4.82	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$958.38	$5.31	$1,000.00	$1,019.44	$5.47	1.09%
Small Company Value
Class 1	$1,000.00	$964.31	$5.42	$1,000.00	$1,019.34	$5.57	1.11%
Class 3	$1,000.00	$962.20	$6.64	$1,000.00	$1,018.10	$6.82	1.36%
Mid-Cap Growth @
Class 1	$1,000.00	$1,000.99	$4.33	$1,000.00	$1,020.54	$4.37	0.87%
Class 2	$1,000.00	$1,000.00	$5.07	$1,000.00	$1,019.79	$5.12	1.02%
Class 3	$1,000.00	$1,000.00	$5.57	$1,000.00	$1,019.29	$5.62	1.12%
Aggressive Growth @
Class 1	$1,000.00	$840.69	$3.94	$1,000.00	$1,020.59	$4.32	0.86%
Class 2	$1,000.00	$839.86	$4.62	$1,000.00	$1,019.84	$5.07	1.01%
Class 3	$1,000.00	$839.90	$5.08	$1,000.00	$1,019.34	$5.57	1.11%
Growth Opportunities
Class 1	$1,000.00	$985.27	$4.64	$1,000.00	$1,020.19	$4.72	0.94%
Class 2	$1,000.00	$985.12	$5.38	$1,000.00	$1,019.44	$5.47	1.09%
Class 3	$1,000.00	$985.03	$5.87	$1,000.00	$1,018.95	$5.97	1.19%
Marsico Focused Growth @
Class 1	$1,000.00	$965.01	$4.69	$1,000.00	$1,020.09	$4.82	0.96%
Class 2	$1,000.00	$964.70	$5.42	$1,000.00	$1,019.34	$5.57	1.11%
Class 3	$1,000.00	$963.70	$5.91	$1,000.00	$1,018.85	$6.07	1.21%
Technology #@
Class 1	$1,000.00	$959.56	$5.80	$1,000.00	$1,018.95	$5.97	1.19%
Class 2	$1,000.00	$959.11	$6.53	$1,000.00	$1,018.20	$6.72	1.34%
Class 3	$1,000.00	$958.96	$7.01	$1,000.00	$1,017.70	$7.22	1.44%
Small & Mid Cap Value @
Class 2	$1,000.00	$976.03	$5.60	$1,000.00	$1,019.19	$5.72	1.14%
Class 3	$1,000.00	$975.98	$6.09	$1,000.00	$1,018.70	$6.22	1.24%
International Growth and Income @
Class 1	$1,000.00	$958.95	$4.92	$1,000.00	$1,019.84	$5.07	1.01%
Class 2	$1,000.00	$959.01	$5.70	$1,000.00	$1,019.05	$5.87	1.17%
Class 3	$1,000.00	$958.24	$6.13	$1,000.00	$1,018.60	$6.32	1.26%
Global Equities
Class 1	$1,000.00	$930.36	$4.66	$1,000.00	$1,020.04	$4.87	0.97%
Class 2	$1,000.00	$930.06	$5.37	$1,000.00	$1,019.29	$5.62	1.12%
Class 3	$1,000.00	$929.85	$5.85	$1,000.00	$1,018.80	$6.12	1.22%
International Diversified Equities
Class 1	$1,000.00	$957.81	$4.72	$1,000.00	$1,020.04	$4.87	0.97%
Class 2	$1,000.00	$956.64	$5.45	$1,000.00	$1,019.29	$5.62	1.12%
Class 3	$1,000.00	$956.56	$5.93	$1,000.00	$1,018.80	$6.12	1.22%
Emerging Markets @
Class 1	$1,000.00	$942.75	$6.52	$1,000.00	$1,018.15	$6.77	1.35%
Class 2	$1,000.00	$942.47	$7.24	$1,000.00	$1,017.40	$7.52	1.50%
Class 3	$1,000.00	$942.31	$7.73	$1,000.00	$1,016.91	$8.02	1.60%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

Foreign Value
Class 2	$1,000.00	$912.44	$5.18	$1,000.00	$1,019.44	$5.47	1.09%
Class 3	$1,000.00	$911.85	$5.66	$1,000.00	$1,018.95	$5.97	1.19%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2008” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2008” and the “Expense Ratios” would have been lower.
@	Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

Balanced
Class 1	$1,000.00	$947.94	$3.78	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$947.19	$4.50	$1,000.00	$1,020.24	$4.67	0.93%
Class 3	$1,000.00	$947.12	$4.99	$1,000.00	$1,019.74	$5.17	1.03%
MFS Total Return
Class 1	$1,000.00	$948.14	$3.44	$1,000.00	$1,021.33	$3.57	0.71%
Class 2	$1,000.00	$947.76	$4.16	$1,000.00	$1,020.59	$4.32	0.86%
Class 3	$1,000.00	$947.37	$4.65	$1,000.00	$1,020.09	$4.82	0.96%
Telecom Utility
Class 1	$1,000.00	$976.33	$4.91	$1,000.00	$1,019.89	$5.02	1.00%
Class 2	$1,000.00	$975.44	$5.65	$1,000.00	$1,019.14	$5.77	1.15%
Class 3	$1,000.00	$975.40	$6.14	$1,000.00	$1,018.65	$6.27	1.25%
Growth-Income
Class 1	$1,000.00	$915.59	$3.14	$1,000.00	$1,021.58	$3.32	0.66%
Class 2	$1,000.00	$915.07	$3.86	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$914.57	$4.33	$1,000.00	$1,020.34	$4.57	0.91%
Davis Venture Value
Class 1	$1,000.00	$913.01	$3.71	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$912.50	$4.42	$1,000.00	$1,020.24	$4.67	0.93%
Class 3	$1,000.00	$912.01	$4.90	$1,000.00	$1,019.74	$5.17	1.03%
“Dogs” of Wall Street
Class 1	$1,000.00	$893.16	$3.44	$1,000.00	$1,021.23	$3.67	0.73%
Class 2	$1,000.00	$891.18	$4.14	$1,000.00	$1,020.49	$4.42	0.88%
Class 3	$1,000.00	$890.98	$4.61	$1,000.00	$1,019.99	$4.92	0.98%
Alliance Growth
Class 1	$1,000.00	$971.52	$3.24	$1,000.00	$1,021.58	$3.32	0.66%
Class 2	$1,000.00	$970.09	$3.97	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$970.46	$4.46	$1,000.00	$1,020.34	$4.57	0.91%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$967.34	$3.77	$1,000.00	$1,021.03	$3.87	0.77%
Class 2	$1,000.00	$966.60	$4.50	$1,000.00	$1,020.29	$4.62	0.92%
Class 3	$1,000.00	$966.55	$4.99	$1,000.00	$1,019.79	$5.12	1.02%
Fundamental Growth
Class 1	$1,000.00	$1,020.90	$4.42	$1,000.00	$1,020.49	$4.42	0.88%
Class 2	$1,000.00	$1,020.38	$5.17	$1,000.00	$1,019.74	$5.17	1.03%
Class 3	$1,000.00	$1,019.86	$5.67	$1,000.00	$1,019.24	$5.67	1.13%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

Blue Chip Growth
Class 1	$1,000.00	$969.61	$4.11	$1,000.00	$1,020.69	$4.22	0.84%
Class 2	$1,000.00	$968.23	$4.84	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$966.80	$5.33	$1,000.00	$1,019.44	$5.47	1.09%
Real Estate
Class 1	$1,000.00	$959.81	$4.09	$1,000.00	$1,020.69	$4.22	0.84%
Class 2	$1,000.00	$959.06	$4.82	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$958.38	$5.31	$1,000.00	$1,019.44	$5.47	1.09%
Mid-Cap Growth
Class 1	$1,000.00	$1,000.90	$4.28	$1,000.00	$1,020.59	$4.32	0.86%
Class 2	$1,000.00	$1,000.00	$5.02	$1,000.00	$1,019.84	$5.07	1.01%
Class 3	$1,000.00	$1,000.00	$5.47	$1,000.00	$1,019.39	$5.52	1.10%
Aggressive Growth
Class 1	$1,000.00	$840.69	$3.43	$1,000.00	$1,021.13	$3.77	0.75%
Class 2	$1,000.00	$839.86	$4.12	$1,000.00	$1,020.39	$4.52	0.90%
Class 3	$1,000.00	$839.90	$4.57	$1,000.00	$1,019.89	$5.02	1.00%
Marsico Focused Growth
Class 1	$1,000.00	$965.01	$4.69	$1,000.00	$1,020.09	$4.82	0.96%
Class 2	$1,000.00	$964.70	$5.42	$1,000.00	$1,019.34	$5.57	1.11%
Class 3	$1,000.00	$963.70	$5.91	$1,000.00	$1,018.85	$6.07	1.21%
Technology
Class 1	$1,000.00	$959.56	$5.60	$1,000.00	$1,019.14	$5.77	1.15%
Class 2	$1,000.00	$959.11	$6.28	$1,000.00	$1,018.45	$6.47	1.29%
Class 3	$1,000.00	$958.96	$6.82	$1,000.00	$1,017.90	$7.02	1.40%
Small & Mid Cap Value
Class 2	$1,000.00	$976.03	$5.55	$1,000.00	$1,019.24	$5.67	1.13%
Class 3	$1,000.00	$975.98	$6.04	$1,000.00	$1,018.75	$6.17	1.23%
International Growth and Income
Class 1	$1,000.00	$958.95	$4.92	$1,000.00	$1,019.84	$5.07	1.01%
Class 2	$1,000.00	$959.01	$5.65	$1,000.00	$1,019.10	$5.82	1.16%
Class 3	$1,000.00	$958.24	$6.13	$1,000.00	$1,018.60	$6.32	1.26%
Emerging Markets
Class 1	$1,000.00	$942.75	$6.38	$1,000.00	$1,018.30	$6.62	1.32%
Class 2	$1,000.00	$942.47	$7.05	$1,000.00	$1,017.60	$7.32	1.46%
Class 3	$1,000.00	$942.31	$7.53	$1,000.00	$1,017.11	$7.82	1.56%

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Asset Backed/Trade & Term Receivable	24.4%
Asset Backed/Multi-Asset	22.6
US Agency	18.4
Asset Backed/Securities	9.9
Banks-Domestic	8.9
Asset Backed/Auto	3.7
Food & Beverage	3.8
Finance Sector-Misc.	3.2
Municipal	2.4
Finance	1.9
Asset Backed/Mortgages	0.6
Investment Banker/Broker	0.5
Asset Backed/Structured Investment	0.1

100.4%

Credit Quality#†

A-1+	67.4%
A-1	29.1
AA/A-1+	0.8
AA/A-1	1.6
Not rated@	1.1

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 42.2 days

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.4%
Asset-Backed Commercial Paper — 64.4%
Amstel Funding Corp. 2.74% due 08/25/08*	$30,000,000	$29,945,200
Archer Daniels Midland Co. 2.16% due 08/08/08*	23,750,000	23,740,025
CAFCO LLC 2.75% due 10/16/08*	24,000,000	23,850,960
Cancara Asset Securitisation LLC 2.55% due 08/13/08*	14,000,000	13,988,100
Cancara Asset Securitisation LLC 2.86% due 10/09/08*	15,000,000	14,916,150
Chariot Funding LLC 2.73% due 09/25/08*	27,000,000	26,887,387
Charta LLC 2.80% due 10/02/08*	26,500,000	26,366,440
Ciesco LLC 2.65% due 09/16/08*	2,500,000	2,491,535
Ciesco LLC 2.77% due 09/16/08*	20,000,000	19,929,211
Clipper Receivables Co. LLC 2.85% due 08/21/08*	5,000,000	4,992,083
Clipper Receivables Co. LLC 2.96% due 09/16/08*	7,000,000	6,973,524
Clipper Receivables Co. LLC 3.00% due 09/12/08*	15,000,000	14,947,500
Fairway Finance Corp. 2.77% due 08/22/08*	7,500,000	7,487,881
FCAR Owner Trust 3.08% due 10/15/08*	12,500,000	12,423,500
Gemini Securitization Corp. LLC 2.60% due 08/20/08*	15,000,000	14,979,417
Gotham Funding Corp. 2.80% due 10/08/08*	23,000,000	22,872,120
Grampian Funding, Ltd. 2.76% due 09/16/08*	5,000,000	4,982,367
Jupiter Security Co. LLC 2.48% due 08/08/08*	12,112,000	12,106,159
Jupiter Security Co. LLC 2.48% due 08/14/08*	5,000,000	4,995,522
New Center Asset Trust 2.00% due 08/12/08	11,000,000	10,989,917
Old Line Funding LLC 2.75% due 10/17/08*	9,500,000	9,440,150
Old Line Funding LLC 2.77% due 08/15/08*	10,000,000	9,989,228
Scaldis Capital LLC 2.90% due 10/07/08*	15,000,000	14,918,400
Solitaire Funding LLC 2.68% due 08/13/08*	10,000,000	9,991,067
Solitaire Funding LLC 2.68% due 08/28/08*	15,000,000	14,969,850
Solitaire Funding LLC 2.88% due 10/09/08*	3,000,000	2,983,230
Thames Asset Global Securization, Inc. 2.90% due 09/15/08*	23,000,000	22,916,625
Variable Funding Capital Company LLC 2.57% due 08/18/08*	15,000,000	14,981,796
Variable Funding Capital Company LLC 2.77% due 10/07/08*	8,000,000	7,956,160

Total Asset-Backed Commercial Paper (cost $408,038,555)		408,011,504

Certificates of Deposit — 0.3%
Florabama Properties LLC (LOC-South Trust Bank) Series 2002 3.36% due 08/01/08(1)(2)	2,075,000	2,075,000

Commercial Paper — 6.0%
Citigroup Funding, Inc. 2.90% due 09/17/08	20,000,000	19,924,278
General Electric Capital Corp. 2.82% due 09/23/08	12,000,000	11,950,180
JPMorgan Chase & Co. 2.50% due 08/11/08	6,000,000	5,995,833

Total Commercial Paper (cost $37,870,291)		37,870,291

Corporate Notes — 8.9%
Cheyne Finance LLC 5.32% due 01/25/08*(1)(3)(4)(5)(6)(7)	3,580,851	482,568
Cheyne Finance LLC 5.33% due 10/25/07*(1)(3)(4)(5)(6)(7)	2,460,646	331,804
Issuer Entity LLC 2.63% due 10/30/08*(1)(3)(4)(8)	7,939,067	3,903,639
JPMorgan Chase & Co. 2.46% due 09/11/08(4)	20,000,000	20,000,000
Merrill Lynch & Co., Inc. 2.62% due 12/17/08(4)	3,250,000	3,220,522
Wells Fargo Bank NA 2.36% due 08/22/08(4)	28,250,000	28,250,000

Total Corporate Notes (cost $60,254,366)		56,188,533

Sovereign Agency — 18.4%
Federal Home Loan Bank Discount Notes 1.82% due 08/01/08	63,015,000	63,015,000
Federal National Mtg. Assoc. Discount Notes 2.46% due 10/29/08	9,000,000	8,944,035
Federal National Mtg. Assoc. Discount Notes 2.46% due 09/24/08	45,000,000	44,833,950

Total Sovereign Agency (cost $116,794,215)		116,792,985

U.S. Municipal Bonds & Notes — 2.4%
Texas State Veterans Housing (Loc-Dexia Credit Local) 2.56% due 08/06/08(2)	5,220,000	5,220,000
Texas State Veterans Housing Class B-2 (Loc-Depfa Bank PLC) 2.56% due 08/06/08(2)	10,000,000	10,000,000

Total U.S. Municipal Bonds & Notes (cost $15,220,000)		15,220,000

Total Short-Term Investment Securities — 100.4% (cost $640,252,427)		636,158,313
TOTAL INVESTMENTS (cost $640,252,427)(9)	100.4%	636,158,313
Liabilities in excess of other assets	(0.4)	(2,314,267)

NET ASSETS	100.0%	$633,844,046

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $401,739,598 representing 63.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 2
(2)	Variable Rate Security — the rate reflected is as of July 31, 2008, maturity date reflects next reset date.
(3)	Illiquid security
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2008.
(5)	Security in default
(6)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(7)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 18, 2008, the Receiver announced that they had accepted certain bids in connection with the sale of SIV Portfolio’s investment portfolio and intended to make a distribution to senior creditors, including the Portfolio, on account of the net proceeds from the sale of the entire investment portfolio on or about July 23, 2008. On July 23, 2008, the Receiver announced that the sale had been concluded and that a distribution to senior creditors was being made on this date. The Receiver also announced on July 23, 2008, that they intended to make an additional distribution to senior creditors soon after completion of the restructuring, and on August 12, 2008, announced that such additional distribution would be made on or about August 13, 2008, to holders of record as of August 11, 2008, which includes the Portfolio. The additional distribution was received by the Portfolio on August 13, 2008.
(8)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes mature on October 30, 2008 and pay interest at a rate based on the weighted average coupon rate of the underlying collateral.
(9)	See Note 4 for cost of investments on a tax basis.
LOC — Letter of Credit

See Notes to Financial Statements

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.2%
Finance-Investment Banker/Broker	5.6
Electric-Integrated	4.7
U.S. Government Treasuries	3.7
Oil Companies-Exploration & Production	2.8
Cellular Telecom	2.4
Banks-Commercial	2.3
Special Purpose Entities	2.2
Federal National Mtg. Assoc.	2.2
Cable TV	2.0
Telephone-Integrated	2.0
Diversified Financial Services	1.9
Banks-Super Regional	1.8
Pipelines	1.8
Telecom Services	1.6
Aerospace/Defense	1.5
Oil Companies-Integrated	1.5
Diversified Manufacturing Operations	1.5
Investment Management/Advisor Services	1.3
Finance-Auto Loans	1.3
Sovereign	1.2
Multimedia	1.2
Finance-Credit Card	1.2
Retail-Discount	1.1
Auto-Cars/Light Trucks	1.0
Transport-Rail	1.0
Real Estate Investment Trusts	1.0
Medical-Drugs	1.0
Finance-Other Services	1.0
Insurance-Life/Health	1.0
Food-Misc.	0.9
Federal Home Loan Mtg. Corp.	0.9
Advertising Services	0.8
Paper & Related Products	0.8
Diversified Minerals	0.8
Computers	0.8
Medical-HMO	0.7
Electric-Distribution	0.7
Finance-Consumer Loans	0.7
Beverages-Non-alcoholic	0.7
Telecommunication Equipment	0.7
Insurance-Property/Casualty	0.7
Medical-Biomedical/Gene	0.6
Chemicals-Diversified	0.6
Insurance-Reinsurance	0.6
Medical Products	0.6
Enterprise Software/Service	0.6
Retail-Drug Store	0.6
Broadcast Services/Program	0.6
Insurance-Multi-line	0.6
Savings & Loans/Thrifts	0.5
Consumer Products-Misc.	0.5
Electric-Generation	0.5
Rental Auto/Equipment	0.5
Schools	0.5
Casino Hotels	0.5
Insurance-Mutual	0.5
Publishing-Periodicals	0.5
Networking Products	0.5
Precious Metals	0.5
Computer Services	0.5
Data Processing/Management	0.5
Finance-Commercial	0.4
Banks-Fiduciary	0.4
Medical-Hospitals	0.4
Chemicals-Specialty	0.4
Television	0.4
Appliances	0.3
Tobacco	0.3
Oil-Field Services	0.3
Distribution/Wholesale	0.3
Brewery	0.3
Time Deposits	0.3
Building Products-Wood	0.3
Non-Hazardous Waste Disposal	0.3
Mining	0.3
Machinery-General Industrial	0.3
Instruments-Controls	0.3
Airlines	0.3
Commercial Services	0.3
Investment Companies	0.2
Power Converter/Supply Equipment	0.2
Wire & Cable Products	0.2
Industrial Gases	0.2
Forestry	0.2
Agricultural Chemicals	0.2
Casino Services	0.2
Electronic Components-Misc.	0.2
Retail-Consumer Electronics	0.2
Containers-Paper/Plastic	0.2
Diversified Operations	0.2
Semiconductor Equipment	0.2
Retail-Petroleum Products	0.2
Satellite Telecom	0.2
Coatings/Paint	0.2
Racetracks	0.2
Medical Instruments	0.2
Building & Construction Products-Misc.	0.2
Oil Refining & Marketing	0.2
Gambling (Non-Hotel)	0.2
Electronics-Military	0.2
Metal-Diversified	0.2
Metal-Aluminum	0.2
Retail-Automobile	0.2
Medical-Outpatient/Home Medical	0.2
Non-Ferrous Metals	0.2
Auto/Truck Parts & Equipment-Original	0.2
Applications Software	0.2
Banks-Special Purpose	0.1
Electronic Connectors	0.1
Retail-Restaurants	0.1
Independent Power Producers	0.1
Miscellaneous Manufacturing	0.1
Steel-Producers	0.1
Commercial Services-Finance	0.1
Aerospace/Defense-Equipment	0.1
Theaters	0.1
Health Care Cost Containment	0.1
Food-Retail	0.1
Containers-Metal/Glass	0.1
Fishery	0.1
Engines-Internal Combustion	0.1
Home Furnishings	0.1
Vitamins & Nutrition Products	0.1

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited) — (continued)

Beverages-Wine/Spirits	0.1%
Poultry	0.1
Advertising Sales	0.1
Oil Field Machinery & Equipment	0.1
Rubber-Tires	0.1
Food-Meat Products	0.1
Real Estate Operations & Development	0.1
Electronic Components-Semiconductors	0.1
Hotels/Motels	0.1
Cruise Lines	0.1
Transport-Services	0.1
Pharmacy Services	0.1
Computers-Integrated Systems	0.1
E-Commerce/Products	0.1
Computers-Memory Devices	0.1
Food-Dairy Products	0.1
Retail-Regional Department Stores	0.1
Transactional Software	0.1
Direct Marketing	0.1
Retail-Convenience Store	0.1
Optical Supplies	0.1
Machinery-Electrical	0.1
Seismic Data Collection	0.1
Steel Pipe & Tube	0.1
Building & Construction-Misc.	0.1
Recycling	0.1

98.7%

Credit Quality+#

Government-Agency	3.1%
Government-Treasury	12.1
AAA	3.2
AA	7.4
A	26.4
BBB	29.0
BB	5.8
B	8.3
CCC	4.0
CC	0.1
Not Rated@	0.6

100.0%

*	Calculated as a percentage of net assets

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+	Source: Standard & Poors.

#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.26% due 02/15/29*(1)	$47,647	$35,735
SMFC Trust Series 1997-A, Class B1-4 7.12% due 01/20/35*(1)(2)(3)	5,722	3,719

Total Asset Backed Securities (cost $52,977)		39,454

CORPORATE BONDS & NOTES — 69.3%
Advertising Sales — 0.1%
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	375,000	358,125
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	600,000	540,000

		898,125

Advertising Services — 0.8%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	6,590,000	6,354,856
R.H. Donnelley Corp. Senior Disc. Notes Class A-1 6.88% due 01/15/13	350,000	173,250
R.H. Donnelley Corp. Senior Disc. Notes Class A-2 6.88% due 01/15/13	325,000	160,875
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	1,225,000	857,500

		7,546,481

Aerospace/Defense — 1.5%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	775,000	745,937
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,013,476
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,126,442
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	970,000	938,554
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,234,700
Raytheon Co. Senior Notes 5.38% due 04/01/13	6,750,000	6,890,926
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	850,000	828,750

		13,778,785

Aerospace/Defense-Equipment — 0.1%
Sequa Corp. Senior Notes 11.75% due 12/01/15*	875,000	761,250
Sequa Corp Senior Notes 13.50% due 12/01/15*(4)	350,000	304,500

		1,065,750

Agricultural Chemicals — 0.1%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	700,000	691,250
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	551,250

		1,242,500

Agricultural Operations — 0.0%
Eurofresh, Inc. Senior Notes 11.50% due 01/15/13*	450,000	306,000

Airlines — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,301,186
Southwest Airlines Co. Senior Debentures 7.38% due 03/01/27	1,215,000	1,053,177

		2,354,363

Appliances — 0.3%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	925,000	848,688
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,330,000	2,259,501

		3,108,189

Applications Software — 0.1%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	575,000	531,156
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	750,000	787,500

		1,318,656

Auto-Cars/Light Trucks — 1.0%
DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	5,000,000	5,007,500
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	1,620,000	1,631,449
Ford Motor Co. Senior Bonds 7.45% due 07/16/31	650,000	338,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)

General Motors Corp. Senior Notes 7.20% due 01/15/11	$1,000,000	$657,500
General Motors Corp. Senior Debentures 7.40% due 09/01/25	2,800,000	1,288,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	425,000	209,312
General Motors Corp. Senior Notes 9.45% due 11/01/11	250,000	150,000

		9,281,761

Auto/Truck Parts & Equipment-Original — 0.2%
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	550,000	462,000
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,000,000	905,000

		1,367,000

Banks-Commercial — 2.0%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	910,445
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,064,851
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(5)	2,235,000	1,697,243
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,430,830
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,381,080
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	1,700,000	1,681,934
State Street Bank & Trust Co. Sub. Notes 5.30% due 01/15/16	770,000	736,458
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,644,613
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,702,424
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,148,127
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	968,902

		18,366,907

Banks-Fiduciary — 0.4%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	972,699
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	2,977,235

		3,949,934

Banks-Super Regional — 1.8%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	487,653
Bank of America Corp. Senior Notes 5.38% due 06/15/14	5,000,000	4,833,120
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,236,135
PNC Funding Corp. Company Guar. Notes 7.50% due 11/01/09	1,710,000	1,758,763
Wachovia Corp. Notes 5.75% due 02/01/18	3,520,000	3,005,478
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	5,000,000	5,214,750

		16,535,899

Beverages-Non-alcoholic — 0.7%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	3,710,000	3,749,478
PepsiCo, Inc. Notes 4.65% due 02/15/13	2,675,000	2,716,385

		6,465,863

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	175,000	168,875
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	725,000	741,313

		910,188

Building & Construction Products-Misc. — 0.2%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,000,000	955,000
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	375,000	212,344
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(6)	125,000	51,562
Panolam Industries International, Inc. Company Guar. Notes 10.75% due 10/01/13	325,000	256,750

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)

Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13*	$350,000	$313,250

		1,788,906

Building & Construction-Misc. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	575,000	573,563

Building Products-Wood — 0.3%
Masco Corp. Senior Bonds 4.80% due 06/15/15	3,000,000	2,562,816

Cable TV — 1.7%
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	6,250,000	6,603,125
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	500,000	496,713
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	3,860,000	3,733,010
Cox Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	2,038,879
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	724,000	747,530
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	875,000	802,813
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	1,450,000	1,382,079

		15,804,149

Casino Hotels — 0.5%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,950,000	1,540,500
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	725,000	578,187
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	650,000	591,500
Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.28% due 03/15/14*(5)	675,000	546,750
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,300,000	1,176,500

		4,433,437

Casino Services — 0.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 2nd Mtg. Bonds 10.25% due 06/15/15*	925,000	490,250
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(7)(8)(9)	625,000	62,500
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	1,300,000	1,053,000
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*(4)	80,844	67,909
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	325,000	306,312

		1,979,971

Cellular Telecom — 1.5%
Alltel Communications, Inc. Senior Notes 10.38% due 12/01/17*	450,000	526,500
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(5)	200,000	199,250
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	575,000	598,000
Centennial Communications Corp./Cellular Operating Co., LLC Senior Notes 8.13% due 02/01/14	300,000	303,000
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,041,944
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	2,000,000	2,130,956
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	5,531,836
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	1,200,000	1,164,000
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,125,000	866,250
US Unwired, Inc. Company Guar. Notes 10.00% due 06/15/12	1,050,000	1,060,500

		13,422,236

Chemicals-Diversified — 0.6%
E.I. Du Pont de Nemours & Co. Senior Notes
5.00% due 01/15/13	3,130,000	3,139,794

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)

E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	$1,000,000	$1,011,953
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,368,268
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	223,312
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	71,812

		5,815,139

Chemicals-Specialty — 0.4%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	2,440,000	2,306,979
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16	1,025,000	866,125
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	625,000	645,312

		3,818,416

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 4.45% due 10/15/09	1,850,000	1,820,376

Commercial Services — 0.3%
ARAMARK Corp. Company Guar. Notes 6.37% due 02/01/15(5)	300,000	276,000
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	1,075,000	1,070,969
US Investigations Services, Inc. Company Guar. Notes 10.25% due 11/01/15*	625,000	565,625
US Investigations Services, Inc. Company Guar. Notes 11.75% due 05/01/16*	475,000	403,750

		2,316,344

Commercial Services-Finance — 0.1%
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	975,000	816,563
Lender Processing Services, Inc. Senior Notes 8.13% due 07/01/16*	300,000	299,625

		1,116,188

Computer Services — 0.5%
Ceridian Corp. Senior Notes 11.25% due 11/15/15*	975,000	887,250
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,175,000	1,086,875
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	460,125
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,150,000	1,167,250
Unisys Corp. Senior Notes 12.50% due 01/15/16	575,000	566,375

		4,167,875

Computers — 0.8%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	1,023,394
Hewlett-Packard Co. Senior Notes 5.40% due 03/01/17	1,875,000	1,843,408
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	3,000,000	3,044,487
International Business Machines Corp. Debentures 5.88% due 11/29/32	1,000,000	964,212

		6,875,501

Computers-Integrated Systems — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,050,000	798,000

Consumer Products-Misc. — 0.5%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	800,000	816,000
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	1,100,000	957,000
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(6)	825,000	796,125
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	2,350,000	2,238,375

		4,807,500

Containers-Metal/Glass — 0.1%
Crown Americas LLC Senior Notes 7.75% due 11/15/15	950,000	980,875
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08*†(1)(8)(9)(10)	13,694	635

		981,510

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Containers-Paper/Plastic — 0.2%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	$925,000	$740,000
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	1,250,000	1,162,500

		1,902,500

Data Processing/Management — 0.5%
Dun & Bradstreet Corp. Senior Notes 5.50% due 03/15/11	750,000	754,183
First Data Corp. Company Guar. Notes 9.88% due 09/24/15*	1,275,000	1,128,375
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	2,220,000	2,230,303

		4,112,861

Direct Marketing — 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	200,000	180,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(4)	386,559	345,970
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	200,000	194,000

		719,970

Distribution/Wholesale — 0.3%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	765,000
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	1,075,000	876,125
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	1,325,000	1,136,187

		2,777,312

Diversified Financial Services — 1.9%
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17	1,920,000	1,127,449
General Electric Capital Corp. Notes 5.63% due 05/01/18	7,080,000	6,885,434
General Electric Capital Corp. Notes 3.75% due 12/15/09	1,000,000	1,006,133
General Electric Capital Corp. Notes 4.25% due 06/15/12	3,000,000	2,967,573
IBM International Group Capital LLC Company Guar. Notes 5.05% due 10/22/12	2,000,000	2,047,056
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(5)	3,650,000	3,335,706

		17,369,351

Diversified Manufacturing Operations — 1.1%
Dover Corp. Senior Notes 5.45% due 03/15/18	1,650,000	1,624,473
General Electric Co. Notes 5.00% due 02/01/13	5,000,000	5,027,585
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,646,175
Koppers Holdings, Inc. Senior Notes 9.88% due 11/15/14(6)	375,000	337,500
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	319,000	334,551
SPX Corp. Senior Notes 7.63% due 12/15/14*	775,000	792,438

		9,762,722

Diversified Operations — 0.0%
Kansas City Southern Railway Co. Company Guar. Notes 8.00% due 06/01/15	350,000	353,500
Nebco Evans Holding, Co. Senior Notes 12.38% due 07/15/07†(1)(8)(9)	125,000	0

		353,500

E-Commerce/Products — 0.1%
FTD, Inc. Company Guar. Notes 7.75% due 02/15/14	740,000	784,400

Electric-Distribution — 0.3%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,262,903

Electric-Generation — 0.4%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	850,000	803,250
Edison Mission Energy Senior Notes 7.75% due 06/15/16	750,000	751,875
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,462,032	2,468,606

		4,023,731

Electric-Integrated — 4.7%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	1,001,270
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	936,653

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

American Electric Power Co., Inc. Senior Notes 5.38% due 03/15/10	$1,000,000	$1,010,457
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	961,320
CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	123,879
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	3,010,000	2,927,589
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	818,183
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	960,000	949,994
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,347,531
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	125,000	128,750
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	957,585
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,500,000	2,553,345
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	99,671	99,035
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	769,647
Midamerican Energy Co. Bonds 6.75% due 12/30/31	2,250,000	2,318,081
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,250,000	3,892,477
Northern States Power/MN 1st Mtg. Bonds 5.25% due 03/01/18	935,000	919,719
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	4,100,000	4,073,893
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	972,306
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,566,184
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,246,276
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,750,000	1,841,651
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,323,127
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	675,000	658,073
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	1,525,000	1,525,000
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	400,000	400,000
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	3,370,000	3,366,778
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	741,391
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,011,598

		42,441,792

Electronic Components-Semiconductors — 0.1%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	750,000	635,625
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	250,000	202,500

		838,125

Electronic Connectors — 0.1%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	1,205,000	1,229,239

Electronics-Military — 0.2%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	278,250
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	175,000	167,125
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	775,000	732,375
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	575,000	540,500

		1,718,250

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	960,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Enterprise Software/Service — 0.6%
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	$1,175,000	$1,188,814
Oracle Corp. Notes 6.50% due 04/15/38	4,320,000	4,313,762

		5,502,576

Finance-Auto Loans — 1.3%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	2,755,095
Ford Motor Credit Co. LLC Senior Bonds 7.25% due 10/25/11	1,800,000	1,360,757
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	1,025,000	724,389
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	850,000	693,120
General Motors Acceptance Corp. Senior Notes 7.00% due 02/01/12	575,000	363,780
General Motors Acceptance Corp. Senior Bonds 8.00% due 11/01/31	2,300,000	1,288,786
GMAC LLC Senior Bonds 6.88% due 09/15/11	3,275,000	2,162,489
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,199,874

		11,548,290

Finance-Commercial — 0.4%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	2,300,000	2,288,153
Textron Financial Corp. Jr. Sub. Bonds 6.00% due 02/15/67*(5)	2,400,000	1,725,446

		4,013,599

Finance-Consumer Loans — 0.7%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(5)	3,700,000	2,834,115
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	860,916
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,913,844

		6,608,875

Finance-Credit Card — 1.2%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,514,526
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	4,143,416
Capital One Financial Corp. Notes 7.13% due 08/01/08	4,000,000	4,000,000
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,057,901

		10,715,843

Finance-Investment Banker/Broker — 5.5%
Bear Stearns & Co., Inc. Notes 3.25% due 03/25/09	1,400,000	1,393,819
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	3,000,000	2,979,714
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	4,284,946
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,760,000	2,791,160
Goldman Sachs Capital I Company Guar. 6.35% due 02/15/34	1,500,000	1,230,777
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	7,543,264
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	1,330,000	1,290,414
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17(17)	2,800,000	2,527,358
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37(17)	2,500,000	2,071,793
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10(17)	4,250,000	4,221,364
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	5,000,000	4,541,365
Morgan Stanley Notes 4.00% due 01/15/10	1,000,000	992,554
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	1,907,214
Morgan Stanley Senior Notes 5.95% due 12/28/17	1,130,000	996,107
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	1,859,390
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	2,860,231
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	1,500,000	1,447,994
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	3,810,000	3,960,651

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)

The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	$940,000	$905,504

		49,805,619

Finance-Other Services — 0.8%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	925,000	827,875
National Rural Utilities Cooperative Finance Corp. Senior Notes 5.50% due 07/01/13	2,120,000	2,155,090
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	1,620,000	1,569,761
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	2,470,000	2,483,295

		7,036,021

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Debentures 6.63% due 10/01/28	250,000	116,314

Fishery — 0.1%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(6)	1,050,000	966,000

Food-Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	850,000	769,250

Food-Meat Products — 0.1%
Pierre Foods, Inc. Senior Sub. Notes 9.88% due 07/15/12†(7)(8)(9)(10)	375,000	30,000
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	950,000	812,250

		842,250

Food-Misc. — 0.9%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	675,000	661,500
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	561,000
General Mills, Inc. Notes 5.70% due 02/15/17	1,870,000	1,841,494
Kellogg Co. Senior Notes 4.25% due 03/06/13	1,040,000	1,013,744
Kellogg Co. Senior Notes 5.13% due 12/03/12	1,120,000	1,132,253
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,452,320
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	900,000	888,750

		8,551,061

Food-Retail — 0.1%
Jitney-Jungle Stores America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(8)(9)	125,000	0
The Kroger Co. Senior Notes 6.90% due 04/15/38	1,040,000	1,038,503

		1,038,503

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	2,175,000	2,074,287

Gambling (Non-Hotel) — 0.2%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	500,000	477,500
Jacobs Entertainment, Inc. Company Guar. Notes 9.75% due 06/15/14	850,000	607,750
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	800,000	648,000

		1,733,250

Golf — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	450,000	279,000

Health Care Cost Containment — 0.1%
Viant Holdings, Inc. Company Guar. Notes 10.13% due 07/15/17*	1,240,000	1,047,800

Home Furnishings — 0.1%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(6)	225,000	204,750
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	875,000	726,250

		931,000

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	970,000	833,498

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	$1,250,000	$1,218,750

Industrial Gases — 0.2%
Airgas, Inc. Senior Notes 7.13% due 10/01/18*	250,000	251,250
Praxair, Inc. Senior Notes 4.63% due 03/30/15	1,985,000	1,913,516

		2,164,766

Instruments-Controls — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,404,763

Instruments-Scientific — 0.0%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	250,000	247,729

Insurance-Life/Health — 1.0%
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,625,259
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,331,538
Prudential Financial, Inc. Notes 6.63% due 12/01/37	4,130,000	3,836,340

		8,793,137

Insurance-Multi-line — 0.3%
CNA Financial Corp. Notes 6.00% due 08/15/11	1,050,000	1,054,925
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	265,528
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	868,378
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	262,128

		2,450,959

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,100,000	2,931,050
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	1,381,555

		4,312,605

Insurance-Property/Casualty — 0.7%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	1,991,036
Ace INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	3,010,000	2,872,584
Chubb Corp. Senior Notes 5.75% due 05/15/18	630,000	607,829
St Paul Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	250,000	248,332
The Travelers Cos., Inc. Jr. Sub. Debentures 3.18% due 03/15/37(5)	725,000	611,762

		6,331,543

Insurance-Reinsurance — 0.6%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	5,925,000	5,809,960

Investment Companies — 0.1%
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,450,000	833,750

Investment Management/Advisor Services — 0.7%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,050,000	1,056,084
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,358,622
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	725,734
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,100,000	1,021,487
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	381,625
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	298,850
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	1,000,000	900,000

		6,742,402

Machinery-Electrical — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	650,000	651,625

Machinery-General Industrial — 0.3%
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,410,000	2,430,610

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Medical Instruments — 0.2%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	$975,000	$897,000
Medtronic, Inc. Senior Notes 4.38% due 09/15/10	900,000	915,267

		1,812,267

Medical Products — 0.6%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	1,130,000	1,113,447
Covidien International Finance SA Senior Notes 6.55% due 10/15/37	1,400,000	1,359,797
LVB Acquisition Company Guar. Notes 11.63% due 10/15/17	1,100,000	1,161,875
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(5)	300,000	279,000
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	550,000	550,000
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15	1,350,000	1,238,625

		5,702,744

Medical-Biomedical/Gene — 0.6%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	600,000	564,000
Genentech, Inc. Senior Notes 4.75% due 07/15/15	5,500,000	5,300,416

		5,864,416

Medical-Drugs — 1.0%
Abbott Laboratories Notes 5.15% due 11/30/12	5,450,000	5,589,455
Eli Lilly & Co. Notes 5.20% due 03/15/17	3,290,000	3,294,642

		8,884,097

Medical-HMO — 0.7%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	410,000	412,246
Cigna Corp. Senior Notes 6.35% due 03/15/18	1,635,000	1,621,714
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	3,000,000	2,870,013
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,867,759

		6,771,732

Medical-Hospitals — 0.4%
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	478,125
HCA, Inc. Senior Notes 9.63% due 11/15/16	2,550,000	2,626,500
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17	950,000	831,250

		3,935,875

Medical-Outpatient/Home Medical — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	750,000	592,500
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	825,000	837,375

		1,429,875

Metal Processors & Fabrication — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	279,125

Metal-Aluminum — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,350,274

Mining — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,443,492

Miscellaneous Manufacturing — 0.1%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(6)	1,350,000	1,144,125

Multimedia — 1.2%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	718,113
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,144,034
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	400,000	379,898
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,052,899
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	1,350,000	1,331,108
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	600,000	612,122
Walt Disney Co. Notes 5.70% due 07/15/11	5,400,000	5,647,353

		10,885,527

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Networking Products — 0.5%
Cisco Systems, Inc. Senior Notes 5.25% due 02/22/11	$1,950,000	$2,007,241
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	2,230,000	2,255,259

		4,262,500

Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	1,350,000	1,309,500
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	275,000	288,750
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	917,835

		2,516,085

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	3,480,000	3,466,484
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	1,650,000	1,586,062
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19*	650,000	611,000
Forest Oil Corp. Senior Notes 7.25% due 06/15/19*	475,000	446,500
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	1,032,187
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	788,000
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,427,750
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	347,221
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,075,000	1,056,187
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	444,125
Range Resources Corp. Senior Notes 7.25% due 05/01/18	200,000	195,000
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	123,438
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	325,000	321,750
Southwestern Energy Co Senior Notes 7.50% due 02/01/18*	450,000	461,250
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	880,000	878,199
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	407,764
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	585,598

		15,178,515

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	893,250

Oil Refining & Marketing — 0.2%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	508,713
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,290,000	1,233,551

		1,742,264

Oil-Field Services — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	800,000	748,000

Optical Supplies — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15*	675,000	691,875

Paper & Related Products — 0.8%
International Paper Co. Senior Notes 4.25% due 01/15/09	1,500,000	1,495,086
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	3,540,000	3,504,600
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	1,000,000	957,500
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(7)(8)(9)(10)	250,000	2,500
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16*	150,000	154,500
Westvaco Corp. Debentures 7.65% due 03/15/27	1,350,000	1,375,542

		7,489,728

Pharmacy Services — 0.1%
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	875,000	800,625

Pipelines — 1.4%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	2,380,000	2,258,375

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	$1,350,000	$1,242,000
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	400,000	397,627
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	800,000	708,000
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,152,665
MarkWest Energy Partners LP Senior Notes 8.75% due 04/15/18*	800,000	796,000
Pacific Energy Partners LP Company Guar. Notes 6.25% due 09/15/15	75,000	73,437
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	251,597
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	2,580,000	2,644,608
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	370,924
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	356,092
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	250,000	273,750
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	630,000
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	300,000	318,750

		12,473,825

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 8.38% due 05/01/17	1,175,000	898,875

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,195,117

Publishing-Periodicals — 0.5%
Dex Media, Inc. Senior Notes 9.00% due 11/15/13(6)	500,000	300,000
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	581,000	456,085
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,275,000	580,125
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,075,000	1,075,000
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16	825,000	398,062
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	1,150,000	552,000
Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,650,000	932,250

		4,293,522

Quarrying — 0.0%
Compass Minerals International, Inc. Series 2005-GG3, Class A3 12.00% due 06/01/13(6)	290,000	304,500

Racetracks — 0.2%
International Speedway Corp. Notes 4.20% due 04/15/09	1,300,000	1,298,309
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	600,000	517,500

		1,815,809

Real Estate Investment Trusts — 0.9%
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	750,972
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	100,000	89,000
Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	200,000	174,000
Host Marriott LP Senior Notes 7.13% due 11/01/13	800,000	736,000
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,050,000	977,307
Prologis Senior Notes 5.50% due 04/01/12	980,000	959,899
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	489,240
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	1,001,071
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,400,000	1,296,961
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	400,120
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	188,000
Ventas Realty LP/Ventas Capital Corp. Senior Notes 9.00% due 05/01/12	625,000	658,594

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)

Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	$75,000	$70,688
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 7.13% due 06/01/15	275,000	270,875

		8,062,727

Real Estate Operations & Development — 0.1%
Apache Finance Property, Ltd. Company Guar. Notes 7.00% due 03/15/09	550,000	558,282
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	280,045

		838,327

Recycling — 0.1%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	250,000	191,250
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	450,000	310,500

		501,750

Rental Auto/Equipment — 0.5%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,180,000	1,840,674
Rental Service Corp. Notes 9.50% due 12/01/14	1,375,000	1,127,500
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	450,000	412,875
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	1,275,000	1,109,250

		4,490,299

Resort/Theme Parks — 0.0%
HRP Myrtle Beach Operations LLC Sec. Notes 7.38% due 04/01/12*(5)(17)	475,000	406,125

Retail-Automobile — 0.2%
AutoNation, Inc. Senior Notes 4.79% due 04/15/13(5)	150,000	123,750
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	850,000	732,063
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	700,000	577,500

		1,433,313

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13*	1,890,000	1,919,894

Retail-Convenience Store — 0.1%
Couche-Tard US Senior Sub. Notes 7.50% due 12/15/13	750,000	699,375

Retail-Discount — 1.1%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	2,300,000	2,388,674
Target Corp. Notes 5.88% due 03/01/12	600,000	620,915
Target Corp. Notes 5.88% due 07/15/16	3,770,000	3,780,545
Wal-Mart Stores, Inc. Notes 4.13% due 02/15/11	3,500,000	3,523,156

		10,313,290

Retail-Drug Store — 0.6%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	4,290,000	4,194,007
CVS Corp. Pass Through Certs. 5.30% due 01/11/27*	742,968	642,669
CVS Corp. Senior Notes 5.75% due 08/15/11	450,000	461,483

		5,298,159

Retail-Office Supplies — 0.0%
U.S. Office Products Co. Senior Notes 9.75% due 06/15/08†(1)(9)	300,000	0

Retail-Petroleum Products — 0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	1,075,000	975,562
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	950,000	855,000

		1,830,562

Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	767,706

Retail-Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	350,000	350,438
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,025,000	871,250

		1,221,688

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Rubber-Tires — 0.1%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	$375,000	$331,875
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	750,000	532,500

		864,375

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,589,860
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	1,873,167
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	2,100,000	1,365,000

		4,828,027

Schools — 0.5%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,376,912
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	1,250,000	1,084,375
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,075,000	978,250

		4,439,537

Semiconductor Equipment — 0.2%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	1,890,000	1,846,647

Special Purpose Entities — 2.0%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(6)	900,000	857,250
AAC Group Holding Corp. Senior Notes 14.75% due 10/01/12(4)	127,622	116,774
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	650,000	682,500
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	671,050
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	4,020,000	3,880,269
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,401,604
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37	2,980,000	2,106,413
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	240,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	200,000	201,000
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	500,000	493,750
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	875,000	745,938
Kar Holdings, Inc. Company Guar. Notes 10.00% due 05/01/15	825,000	684,750
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(6)	183,000	164,700
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(6)	800,000	650,000
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	803,000	850,176
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	600,000	612,000
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	750,000	723,750
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	658,000
Universal City Florida Holding Co. Senior Notes 7.62% due 05/01/10(5)	1,075,000	1,042,750
Vanguard Health Holding Co. I LLC Senior Notes 11.25% due 10/01/15(6)	375,000	330,000
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	625,000	609,375

		17,722,049

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	600,000	589,500

Telecom Services — 1.5%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*	435,000	401,288
Embarq Corp. Notes 6.74% due 06/01/13	995,000	957,939
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	950,000	945,250
Qwest Corp. Notes 8.88% due 03/15/12	1,875,000	1,870,312
Verizon Global Funding Corp. Notes 4.90% due 09/15/15	3,000,000	2,834,220

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)

Verizon Global Funding Corp. Notes 7.25% due 12/01/10	$4,800,000	$5,072,362
West Corp. Company Guar. Notes 9.50% due 10/15/14	175,000	150,500
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,275,000	1,013,625

		13,245,496

Telecommunication Equipment — 0.7%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	6,376,762

Telephone-Integrated — 0.7%
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	1,965,942
Citizens Communications Co. Senior Bonds 9.00% due 08/15/31	1,225,000	1,084,125
SBC Communications, Inc. Notes 5.10% due 09/15/14	2,000,000	1,960,760
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	350,000	350,000
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	375,000	315,938
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	277,348
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	375,000	379,687

		6,333,800

Television — 0.2%
Newport Television LLC/ NTV Finance Corp. Senior Notes 13.00% due 03/15/17*	1,100,000	954,250
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*	1,075,000	819,688

		1,773,938

Textile-Products — 0.0%
Invista Notes 9.25% due 05/01/12*	350,000	353,500

Theaters — 0.1%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	222,812
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(6)	875,000	832,344

		1,055,156

Tobacco — 0.3%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	2,410,000	2,334,184
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	650,000	675,692

		3,009,876

Transactional Software — 0.1%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	975,000	755,625

Transport-Marine — 0.0%
Holt Group, Inc. Company Guar. Notes 9.75% due 01/15/06†(1)(9)(11)(12)	100,000	0

Transport-Rail — 0.8%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	2,450,000	2,358,340
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	381,552	410,817
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,355,439
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	3,070,000	2,885,696

		7,010,292

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	820,000	823,427

Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14	1,075,000	913,750

Wire & Cable Products — 0.2%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	825,000	781,687
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	825,000	779,625
Superior Essex, Inc. Senior Notes 9.00% due 04/15/12	600,000	612,000

		2,173,312

Total Corporate Bonds & Notes (cost $664,836,251)		630,346,942

FOREIGN CORPORATE BONDS & NOTES — 12.7%
Agricultural Chemicals — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(8)(9)	1,005,000	814,050

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(5)(13)	$2,850,000	$2,252,714

Banks-Special Purpose — 0.1%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,242,481

Brewery — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,645,000	2,652,922

Broadcast Services/Program — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	5,515,000	5,222,153

Cable TV — 0.3%
Cox Communications, Inc. Notes 4.63% due 01/15/10	1,720,000	1,708,359
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	625,000	639,062
Videotron Ltd. Senior Notes 9.13% due 04/15/18*	325,000	338,813

		2,686,234

Cellular Telecom — 0.9%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	3,848,150
Vodafone Group PLC 5.35% due 02/27/12	2,480,000	2,482,053
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,718,781

		8,048,984

Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	700,000	630,000
SMART Modular Technologies, Inc. Sec. Notes 8.29% due 04/01/12(5)	146,000	146,000

		776,000

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	600,000	532,500
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	297,500

		830,000

Diversified Manufacturing Operations — 0.4%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	3,620,000	3,595,714

Diversified Minerals — 0.8%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,433,092
Rio Tinto Finance USA Ltd. Guar. Notes 5.88% due 07/15/13	2,380,000	2,407,527
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	2,386,612

		7,227,231

Diversified Operations — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	890,000	913,638
Stena AB Senior Notes 7.00% due 12/01/16	250,000	239,063
Stena AB Senior Notes 7.50% due 11/01/13	375,000	367,500

		1,520,201

Electric-Distribution — 0.5%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	4,200,000	4,468,439

Electric-Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	675,000	688,500

Electric-Integrated — 0.1%
Enersis SA Notes 7.40% due 12/01/16	600,000	644,131

Electronic Components-Misc. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 4.63% due 03/11/13	380,000	375,526
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,570,198

		1,945,724

Finance-Other Services — 0.2%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	895,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	325,000	278,688
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	775,000	612,250

		1,785,938

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,560,857

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	$1,400,000	$1,378,355

Investment Management/Advisor Services — 0.6%
Invesco PLC Notes 4.50% due 12/15/09	3,510,000	3,393,672
Invesco PLC Company Guar. Notes 5.63% due 04/17/12	2,000,000	1,914,210

		5,307,882

Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	295,000	272,875

Metal-Diversified — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,672,984

Non-Ferrous Metals — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,395,776

Oil Companies-Exploration & Production — 1.1%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	2,270,000	2,201,097
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	3,360,000	3,013,426
EOG Co. of Canada Company Guar. Notes 7.00% due 12/01/11*	1,100,000	1,174,992
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,180,000	3,432,702
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	588,000	589,170

		10,411,387

Oil Companies-Integrated — 1.5%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,000,000	2,253,596
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	2,460,000	2,534,550
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,859,324
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,162,583
Qatar Petroleum Notes 5.58% due 05/30/11*	1,333,400	1,360,479
Statoil ASA Notes 5.13% due 04/30/14*	2,310,000	2,314,818

		13,485,350

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	100,000	98,703
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,105,040

		2,203,743

Pipelines — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	3,703,180

Precious Metals — 0.5%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,500,000	4,230,342

Radio — 0.0%
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/13*	350,000	319,375

Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	1,475,000	1,530,312
Intelsat Intermediate Holding Co., Ltd. Disc. Notes 9.50% due 02/01/15*(6)	350,000	297,500

		1,827,812

Seismic Data Collection — 0.1%
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	650,000	645,125

Special Purpose Entities — 0.2%
Ceva Group PLC Senior Notes 10.00% due 09/01/14*	950,000	959,500
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	1,225,000	1,059,625

		2,019,125

Specified Purpose Acquisitions — 0.0%
Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	450,000	276,750

Steel-Producers — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	1,175,000	1,128,358

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Telecom Services — 0.1%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	$875,000	$807,188

Telephone-Integrated — 1.3%
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,092,227
Telecom Italia Capital Company Guar. Bonds 4.88% due 10/01/10	3,210,000	3,186,191
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	4,440,000	4,436,870
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	1,065,000	1,076,481

		11,791,769

Television — 0.2%
British Sky Broadcasting PLC Company Guar. Notes 8.20% due 07/15/09	1,500,000	1,541,716
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	301,438

		1,843,154

Transport-Rail — 0.2%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,200,000	2,119,872

Total Foreign Corporate Bonds & Notes (cost $119,416,085)		115,802,675

FOREIGN GOVERNMENT AGENCIES — 1.2%
Sovereign — 1.2%
United Mexican States Notes 6.63% due 03/03/15	5,150,000	5,515,650
United Mexican States Notes 6.75% due 09/27/34	2,156,000	2,318,778
United Mexican States Notes 9.88% due 02/01/10	2,850,000	3,092,250

Total Foreign Government Agencies (cost $10,844,399)		10,926,678

U.S. GOVERNMENT AGENCIES — 3.1%
Federal Home Loan Mtg. Corp. — 0.9%
5.92% due 07/01/36	3,377,723	3,430,177
6.00% due 10/01/37	4,688,265	4,717,420

		8,147,597

Federal National Mtg. Assoc. — 2.2%
5.50% due 11/01/35	4,031,041	3,957,936
6.00% due 01/01/37	3,124,757	3,143,701
6.00% due 09/01/37	6,261,268	6,296,918
6.50% due 03/01/29	112,054	116,163
6.50% due 06/01/29	55,685	57,727
6.50% due 08/01/29	84,166	87,304
6.50% due 11/01/31	16,758	17,341
6.50% due 05/01/32	39,986	41,352
6.50% due 08/01/37	5,742,522	5,903,409

		19,621,851

Resolution Funding Corp — 0.0%
Resolution Funding Corp. zero coupon due 01/15/21 STRIP(14)	640,000	352,123

Total U.S. Government Agencies (cost $27,771,909)		28,121,571

U.S. GOVERNMENT TREASURIES — 11.9%
United States Treasury Notes — 11.9%
3.13% due 04/30/13(16)	21,500,000	21,404,261
3.38% due 06/30/13	26,000,000	26,125,944
4.00% due 02/15/15(16)	21,500,000	22,193,719
4.25% due 08/15/15	4,800,000	5,010,374
4.75% due 03/31/11	32,200,000	33,830,125

Total U.S. Government Treasuries (cost $107,962,988)		108,564,423

COMMON STOCK — 0.0%
Building & Construction Products-Misc. — 0.0%
Neenah Enterprises, Inc.*(1)(9)	8,117	16,364

Containers-Metal/Glass — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(8)(9)	1,500	0

Telecom Services — 0.0%
Virgin Media, Inc.	3,102	34,804

Total Common Stock (cost $177,841)		51,168

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(1)(8)(9)	5	0

Retail-Bedding — 0.0%
Sleepmaster, LLC†(1)(8)(9)	264	3

Total Membership Interest Certificates (cost $85,648)		3

PREFERRED STOCK — 0.2%
Finance-Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	706,500

Real Estate Investment Trusts — 0.1%
ProLogis Trust, Series C 8.54%	20,000	1,010,000

Total Preferred Stock (cost $2,274,140)		1,716,500

WARRANTS — 0.0%
Radio — 0.0%
XM Satellite Radio Holdings, Inc., Class A Expires 03/15/10 (strike price $45.24) —	125	200

Total Warrants (cost $25,250)		200

Total Long-Term Investment Securities (cost $933,447,488)		895,569,614

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 08/01/08 (cost $2,639,000)	$2,639,000	$2,639,000
TOTAL INVESTMENTS (cost $936,086,488)(15)	98.7%	898,208,614
Other assets less liabilities	1.3	12,280,844

NET ASSETS	100.0%	$910,489,458

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $95,073,521 representing 10.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security; see Note 2
(2)	Variable Rate Security — the rate reflected is as of July 31, 2008, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2008.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Bond in default

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

(8)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2008, the Corporate Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	$5	$9,558	$0.00	$0.00	0.00%
Fertinitro Finance, Inc. 8.29% due 04/01/20	5/14/1999	555,000	427,874
	5/27/1999	450,000	346,071

		1,005,000	773,945	814,050	81.00	0.09
Herbst Gaming, Inc. 7.00% due 11/15/14	11/5/2004	100,000	100,058
	7/5/2005	200,000	204,561
	1/9/2007	50,000	48,992
	3/8/2007	100,000	100,544
	12/18/2007	125,000	75,875
	1/3/2008	50,000	30,390

		625,000	560,420	62,500	10.00	0.01
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	9/15/1997	50,000	51,970
	2/27/1998	25,000	26,905
	4/28/1998	50,000	52,913

		125,000	131,788	0.00	0.00	0.00
Nebco Evans Holding Co. 12.38% due 07/15/07	1/6/1998	125,000	125,000	0.00	0.00	0.00
Pierre Foods, Inc. 9.88% due 07/15/12	6/24/2004	375,000	382,612	30,000	8.00	0.00
Pope & Talbot, Inc. 8.38% due 06/01/13	4/23/1997	250,000	235,744	2,500	1.00	0.00
Russell Stanley Holdings, Inc. 9.00% due 11/30/08	2/5/1999	13,694	78,233	635	4.64	0.00
Russell Stanley Holdings, Inc. Common Stock	2/5/1999	1,500	0.00	0.00	0.00	0.00
SleepMaster, LLC Membership Interest Certificates	2/25/2003	264	58,497	3	0.01	0.00

				$909,688		0.10%

(9)	Illiquid security
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	Company has filed for Chapter 7 bankruptcy.
(12)	Bond in default of principal and interest
(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	Principal Only
(15)	See Note 4 for cost of investments on a tax basis.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(17)	Company has filed for Chapter 11 bankruptcy protection subsequent to July 31, 2008.

STRIP —	Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	July 31, 2008	(Depreciation)

90	Long	U.S. Treasury Bonds	September 2008	$10,445,623	$10,394,859	$(50,764)
375	Long	U.S. Treasury 2 YR Notes	September 2008	78,616,440	79,500,000	883,560

						$832,796

See Notes to Financial Statements

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Sovereign	55.8%
Banks-Special Purpose	13.1
Commercial Paper	6.7
Time Deposits	4.7
Collateralized Mortgage Obligation — Other	3.3
Sovereign Agency	2.7
Federal National Mtg. Assoc.	2.1
Banks-Commercial	1.2
Asset Backed Securities	1.1
Federal Home Loan Bank	1.0
Federal Home Loan Mtg. Corp.	0.9
Special Purpose Entities	0.7
SupraNational	0.6
Medical-Drugs	0.5
Finance-Investment Banker/Broker	0.5
Credit Card Other	0.5
Home Equity Other	0.4
Finance-Consumer Loans	0.4
Diversified Financial Services	0.3
Banks-Cooperative	0.2
Cable TV	0.2
Auto-Cars/Light Trucks	0.2
Banks-Money Center	0.2
Tobacco	0.2
Insurance-Multi-line	0.1
Transport-Rail	0.1
Insurance-Property/Casualty	0.1

97.8%

Country Allocation*

United States	21.2%
Italy	20.4
Germany	18.3
United Kingdom	8.7
France	6.6
Japan	5.1
Ireland	3.4
Austria	3.0
Netherlands	2.9
Spain	2.5
Belgium	2.2
Luxembourg	0.9
Canada	0.9
Australia	0.4
Philippines	0.4
Sweden	0.4
Denmark	0.4
Bermuda	0.1

97.8%

Credit Quality+#

Government—Agency	5.4%
Government—Treasury	7.6
AAA	48.4
AA	10.1
A	25.7
BBB	1.3
Not Rated	1.5

100.0%

*	Calculated as a percentage of net assets.

+	Source: Standard & Poors.

#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 5.6%
United Kingdom — 0.9%
Garanite Master Issuer PLC Series 2007-1 5A1 6.07% due 12/20/54(1)(2)	GBP	660,000	$1,214,930
Pillar Funding PLC Series 2005-1, Class A 5.07% due 11/15/12(2)	EUR	1,000,000	1,507,853

			2,722,783

United States — 4.7%
American Home Mtg. Assets Series 2007-1, Class A1 3.99% due 02/25/47(1)(2)		$1,715,868	989,459
American Home Mtg. Investment Trust Series 2004-3, Class 1A 2.83% due 10/25/34(1)(2)		18,958	17,331
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 3.46% due 10/25/37*(2)(6)		673,439	606,095
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 3.71% due 10/25/37*(2)(6)		300,000	222,656
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 3.91% due 09/25/24*(2)(6)		400,000	187,250
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 2.67% due 03/20/46(1)(2)		1,325,153	831,361
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 4.67% due 11/25/47(1)(2)		973,791	567,772
Countrywide Alternative Loan Trust Series 2005-82, Class A1 2.73% due 02/25/36(1)(2)		1,462,847	934,694
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,796,620	1,453,043
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		1,643,142	1,488,520
HSBC Home Equity Loan Trust Series 2007-3, Class APT 3.67% due 11/20/36(2)		1,291,057	1,118,580
Lehman XS Trust Series 2007-7N Class 1A2 2.70% due 06/25/47(1)(2)		1,884,715	1,075,344
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)		700,285	648,705
Sequoia Mtg. Trust Series 2004-10, Class A3A 3.21% due 11/20/34(1)(2)		181,228	166,903
Structured Adjustable Rate Mtg. Loan Trust Series 2007-10, Class 1A1 6.00% due 11/25/37(1)(2)		1,345,238	713,920
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2006-AR5 Class 4A 4.28% due 07/25/46(1)(2)		$2,456,741	1,504,160
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 3.99% due 01/25/47(1)(2)(5)		853,066	469,187
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.60% due 12/26/37(1)(2)		1,731,595	1,043,513

			14,038,493

Total Asset Backed Securities (cost $22,398,566)			16,761,276

CORPORATE BONDS & NOTES — 4.9%
Australia — 0.3%
Australia & New Zealand Banking Group Senior Notes 5.25% due 05/20/13	EUR	300,000	454,908
St. George Bank, Ltd. Senior Notes 6.50% due 06/24/13	EUR	250,000	392,275

			847,183

Bermuda — 0.1%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	184,509

Italy — 0.2%
Banca Pop Bergamo Capital Trust Bank Guar. Notes 8.36% due 2/15/11(2)(3)	EUR	450,000	695,756

Japan — 0.2%
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/15(2)	EUR	420,000	613,014

Luxembourg — 0.9%
European Investment Bank Notes 4.59% due 10/15/14	EUR	1,130,000	1,721,914
John Deere Bank SA Notes 6.00% due 06/23/11	EUR	650,000	1,025,269

			2,747,183

Netherlands — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		90,000	100,151
Imperial Tobacco Overseas BV Company Guar. Notes 7.13% due 04/01/09		570,000	574,033

			674,184

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

United Kingdom — 1.4%
Astrazeneca PLC Notes 5.63% due 01/04/10	EUR	1,000,000	$1,567,666
Chester Asset Receivables Deal 11 Bonds 6.13% due 10/15/10	EUR	1,100,000	1,689,432
Fortis Capital Co. Bank Guar. 6.25% due 06/26/09(2)(3)		320	386,843
Royal Bank Of Scotland PLC Senior Notes 5.25% due 05/15/13	EUR	525,000	796,053

			4,439,994

United States — 1.6%
Citicorp Sub. Notes Series E 5.50% due 06/30/10	EUR	570,000	443,200
CNA Financial Corp. Senior Notes 6.60% due 12/15/08		330,000	332,009
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	130,991
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	556,210
Daimler North American Corp. Senior Notes 5.75% due 06/18/10	EUR	400,000	626,492
Inter-American Development Bank
Notes 7.00% due 06/15/25		850,000	1,030,258
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	684,188
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	388,051
Wachovia Bank N A Notes 6.00% due 05/23/13	EUR	400,000	588,597

			4,779,996

Total Corporate Bonds & Notes (cost $14,744,986)			14,981,819

GOVERNMENT AGENCIES — 56.1%
Australia — 0.1%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	417,462

Austria — 0.6%
Government of Austria Bonds 3.80% due 10/20/13*	EUR	780,000	1,182,178

OeBB — Infrastruktur Bau AG Govt. Guar. Notes 4.75% due 10/28/13		290,000	297,825
SCHIG Govt. Guar. Notes 4.63% due 11/21/13		260,000	265,474

			1,745,477

Belgium — 2.2%
Kingdom of Belgium Senior Bonds 3.75% due 03/28/09	EUR	1,700,000	2,639,185
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	769,786
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	1,400,000	2,150,707
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	1,003,736

			6,563,414

Canada — 0.9%
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	933,954
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	564,277
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,190,644

			2,688,875

Denmark — 0.4%
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	1,088,797

France — 6.6%
Government of France Notes 3.50% due 01/12/09	EUR	1,600,000	2,484,181
Government of France 3.75% due 01/12/13	EUR	5,250,000	7,975,478
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	713,413
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,386,326
Government of France Bonds 5.50% due 04/25/29	EUR	1,400,000	2,381,402
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,627,592

			19,568,392

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

Germany — 18.3%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	1,200,000	$1,828,376
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	4,100,000	6,395,004
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	3,850,000	5,616,394
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	548,865
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,438,918
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 0.75% due 03/22/11	JPY	1,000,000,000	9,221,161
Kreditanstalt fuer Wiederaufbau Global Notes 0.75% due 03/22/11	JPY	1,070,000,000	9,857,935
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 1.35% due 01/20/14	JPY	950,000,000	8,827,775
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.05% due 02/16/26	JPY	645,000,000	5,796,193
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	2,436,186
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.38% due 01/29/14	GBP	300,000	594,991
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.50% due 01/25/10	GBP	290,000	573,761
Landwirtschaftliche Rentenbank Govt. Guar. Notes 4.88% due 05/04/10	GBP	340,000	667,167

			54,802,726

Italy — 12.3%
Republic of Italy Bonds 0.65% due 03/20/09	JPY	1,470,000,000	13,608,070
Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	7,222,056
Republic of Italy Bonds 3.00% due 01/15/10	EUR	2,000,000	3,056,683
Republic of Italy Bonds 4.50% due 02/01/18	EUR	5,320,000	8,086,879
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,272,913
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,090,000	3,630,336

			36,876,937

Japan — 4.9%
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,569,446
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	4,118,327
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	637,189
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	320,268
Japan Finance Corp. for Municipal Enterprises Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	8,049,428

			14,694,658

Netherlands — 2.7%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,536,473
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	3,500,000	5,434,146

			7,970,619

Philippines — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	130,000,000	1,240,945

Spain — 2.5%
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	4,800,000	7,445,879

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

Sweden — 0.4%
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	4,700,000	$777,963
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,300,000	425,383

			1,203,346

United States — 4.0%
Federal Home Loan Bank 5.00% due 03/14/14		2,800,000	2,918,026
Federal Home Loan Mtg. Corp. 7.00% due 11/01/37		2,585,913	2,708,129
Federal National Mtg. Assoc. 7.00% due 03/01/38		6,001,850	6,284,359

			11,910,514

Total Government Agencies (cost $156,781,656)			168,218,041

GOVERNMENT TREASURIES — 19.5%
Austria — 2.4%
Republic of Austria Treasury Notes 5.50% due 01/15/10	EUR	4,500,000	7,121,810

Italy — 7.9%
Italy Buoni Poliennali Del Tesoro
Bonds 4.00% due 02/01/37	EUR	580,000	751,265
Italy Buoni Poliennali Del Tesoro
Bonds 4.25% due 10/15/12	EUR	9,840,000	15,115,781
Italy Buoni Poliennali Del Tesoro
Bonds 5.00% due 08/01/34	EUR	610,000	933,040
Italy Buoni Poliennali Del Tesoro
Bonds 5.25% due 08/01/11	EUR	4,200,000	6,663,598

			23,463,684

United Kingdom — 3.0%
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/32	GBP	1,490,000	2,764,384
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	850,000	1,601,006
United Kingdom Gilt Treasury Bonds 4.50% due 12/07/42	GBP	850,000	1,690,100
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	900,000	1,780,116
United Kingdom Gilt Treasury Bonds 8.75% due 08/25/17	GBP	400,000	1,015,130

			8,850,736

United States — 6.2%
United States Treasury Bonds 1.75% due 01/15/28		2,791,206	2,607,815
5.25% due 11/15/28		500,000	537,891
6.63% due 02/15/27		1,500,000	1,869,258
7.50% due 11/15/24		540,000	723,136
8.00% due 11/15/21		5,650,000	7,643,388
United States Treasury Notes
4.63% due 07/31/12		5,000,000	5,288,670

			18,670,158

Total Government Treasuries (cost $56,347,929)			58,106,388

Total Long-Term Investment Securities (cost $250,273,137)			258,067,524

SHORT-TERM INVESTMENT SECURITIES — 11.4%
Commercial Paper — 6.7%
Bank Of Ireland 2.37% due 08/08/08		10,000,000	9,994,729
Unicredito Italiano Spa 2.92% due 09/24/08		10,000,000	9,955,342

			19,950,071

Time Deposits — 4.7%
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 08/01/08		14,094,000	14,094,000

Total Short-Term Investment Securities
(cost $34,044,071)			34,044,071

TOTAL INVESTMENTS (cost $284,317,208)(4)		97.8%	292,111,595
Other assets less liabilities		2.2	6,720,533

NET ASSETS		100.0%	$298,832,128

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $2,198,179 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2008.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Fair valued security; see note 2
(6)	Illiquid security

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	July 31, 2008	(Depreciation)

41	Long	Euro-BOBL	September 2008	$6,846,021	$6,865,927	$19,906
60	Long	LIF Long Gilt	September 2008	12,619,254	12,750,165	130,911
43	Short	Euro-Bund	September 2008	7,506,784	7,548,380	(41,596)
10	Long	Toronto Stock Exchange	September 2008	1,609,288	1,605,731	(3,557)
61	Long	U.S. Treasury 10 Year Note	September 2008	6,952,998	7,004,516	51,518
632	Long	U.S. Treasury 5 Year Note	September 2008	69,686,326	70,364,313	677,987
219	Long	U.S. Treasury 2 Year Note	September 2008	46,223,769	46,428,000	204,231
357	Short	U.S. Treasury Long Bond	September 2008	40,641,865	41,233,500	(591,635)

						$447,765

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	8,654,073	USD	8,162,000	9/17/2008	$65,719
*CAD	2,764,614	USD	2,706,000	9/17/2008	7,694
*CHF	5,825,399	USD	5,616,027	9/17/2008	52,027
*EUR	22,066,795	USD	35,189,002	8/11/2008	787,836
*EUR	10,526,224	USD	16,383,815	9/17/2008	6,738
*GBP	239,816	USD	476,249	8/21/2008	1,639
*JPY	580,843,638	USD	5,454,000	9/17/2008	54,979
*USD	2,779,000	NZD	3,632,086	9/17/2008	179,410
*USD	6,523,386	GBP	3,337,569	8/21/2008	81,855
USD	2,706,000	NOK	14,096,826	9/17/2008	32,569
*USD	2,581,000	GBP	1,312,918	9/17/2008	11,935
USD	378,031	DKK	1,829,140	9/12/2008	3,438

					$1,285,839

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*GBP	4,167,905	USD	8,133,000	9/17/2008	$(98,362)
*NZD	7,142,537	USD	5,381,002	9/17/2008	(133,913)
USD	16,433,359	JPY	1,766,010,976	8/29/2008	(37,204)
*USD	8,049,060	CAD	8,205,980	9/17/2008	(39,891)
*USD	23,339,325	EUR	14,939,081	8/11/2008	(49,951)
USD	3,835,084	CAD	3,873,435	10/15/2008	(55,673)
*USD	5,420,196	JPY	575,302,998	9/17/2008	(72,676)
*USD	5,420,000	CHF	5,588,963	9/17/2008	(81,826)
*USD	5,270,499	AUD	5,532,677	9/17/2008	(94,426)
*USD	16,492,000	EUR	10,459,955	9/17/2008	(218,030)

					$(881,952)

Net Unrealized Appreciation (Depreciation)					$403,887

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
USD  — United States Dollar

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Barclay’s Bank	GBP	8,490	05/17/12	12 month UKRPI	2.860%	$0	$3,487,354
	GBP	870	05/24/12	12 month UKRPI	2.860%	565	190,843
	GBP	530	05/31/12	2.890%	12 month UKRPI	0	217,206
	USD	7,130	12/17/13	4.250%	3 month LIBOR	(33,626)	1,281
	SEK	10	12/17/13	3 month SKOF	4.750%	(8)	43
	GBP	670	12/17/13	5.250%	6 month UKRPI	(47,971)	36,456
	USD	2,570	12/17/13	4.250%	3 month LIBOR	(48,026)	36,367
	GBP	900	05/17/17	6 month UKRPI	5.203%	0	7,274
	SEK	51,800	12/17/18	3 month SKOF	5.000%	(178,254)	258,267
	USD	6,000	12/20/27	6.000%	3 month LIBOR	(8,096)	149,747
	USD	2,470	12/20/27	6.000%	3 month LIBOR	(3,112)	61,425
	USD	1,930	12/20/27	6.000%	3 month LIBOR	16,105	229,260
	USD	1,500	12/20/27	6.000%	3 month LIBOR	23,613	11,800
	USD	2,390	12/20/27	6.000%	3 month LIBOR	(1,511)	57,935
	USD	3,125	12/20/27	6.000%	3 month LIBOR	55,359	5,886
	USD	3,580	12/20/27	3 month LIBOR	6.000%	(40,083)	495,215
	USD	3,100	06/20/28	5.600%	3 month LIBOR	2,201	8,748
	USD	900	06/20/28	5.600%	3 month LIBOR	1,114	2,064
	USD	910	12/17/28	3 month LIBOR	5.000%	(13,274)	19,934
	USD	1,110	12/17/28	3 month LIBOR	5.000%	(1,740)	9,864
	USD	1,960	06/20/28	3 month LIBOR	5.600%	(8,845)	1,923
	EUR	10	12/17/38	5.000%	6 month EURO	458	20
Citibank NA	USD	2,700	09/21/11	5.600%	3 month LIBOR	6,378	135,373
	USD	11,030	12/17/11	3 month LIBOR	3.750%	(6,153)	85,648
	SEK	5,600	12/17/13	4.750%	3 month SKOF	(26,646)	7,070
	SEK	8,000	12/17/18	5.000%	3 month SKOF	(35,405)	23,048
	SEK	6,900	12/17/18	5.000%	3 month SKOF	(21,706)	11,048
	AUD	770	12/17/18	7.250%	6 month BBSW	(3,578)	13,192
	USD	5,120	12/20/27	6.000%	3 month LIBOR	85,169	35,707
	USD	3,910	12/20/27	6.000%	3 month LIBOR	72,945	19,364
	USD	3,340	12/20/27	6.000%	3 month LIBOR	(7,575)	86,427
	USD	3,125	12/20/27	6.000%	3 month LIBOR	59,136	2,109
	USD	1,820	12/20/27	6.000%	3 month LIBOR	(4,015)	46,982
	USD	3,130	12/20/27	3 month LIBOR	6.000%	(92,605)	18,711
	USD	4,070	12/20/27	3 month LIBOR	6.000%	(111,222)	15,136
	USD	4,320	12/20/27	3 month LIBOR	6.000%	(152,500)	50,511
	USD	6,850	12/20/27	3 month LIBOR	6.000%	2,971	867,883
	USD	850	06/20/28	3 month LIBOR	5.600%	(9,383)	6,381
	USD	2,160	06/20/28	3 month LIBOR	5.600%	(14,542)	6,913
	USD	2,750	06/20/28	3 month LIBOR	5.600%	(19,593)	9,880

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Credit Suisse First Boston International (London)	USD	2,990	12/17/13	4.250%	3 month LIBOR	$(26,709)	$13,145
	EUR	540	12/17/13	4.500%	6 month EURO	(21,700)	10,326
	EUR	510	12/17/13	4.500%	6 month EURO	(17,198)	6,455
	EUR	400	12/17/13	4.500%	6 month EURO	(13,052)	4,626
	EUR	7,750	03/18/16	6 month EURO	4.668%	0	79,411
	EUR	2,590	03/18/16	6 month EURO	4.696%	0	20,243
	SEK	22,100	12/17/18	3 month SKOF	5.000%	(39,389)	5,252
	EUR	1,030	03/18/24	4.965%	6 month EURO	0	8,088
	EUR	3,080	03/18/24	4.934%	6 month EURO	0	9,114
	USD	3,070	12/20/27	6.000%	3 month LIBOR	9,620	65,340
	USD	3,410	12/20/27	3 month LIBOR	6.000%	(87,260)	6,755
	USD	1,840	06/20/28	3 month LIBOR	5.600%	(7,943)	1,444
	USD	3,370	12/17/28	3 month LIBOR	5.000%	(40,425)	65,090
	EUR	4,410	12/17/38	5.000%	6 month EURO	205,380	5,731
	USD	5,550	12/17/38	3 month LIBOR	5.000%	(40,549)	106,135
Deutsche Bank AG	JPY	763,000	12/17/10	6 month JYOR	1.825%	0	496
	JPY	726,000	12/17/10	1.813%	6 month JYOR	0	300
	JPY	371,000	12/17/10	1.160%	6 month JYOR	0	38,582
	JPY	279,000	12/17/10	1.825%	6 month JYOR	0	181
	CAD	960	12/17/13	4.000%	3 month CDOR	2,017	6,253
	USD	10,350	11/20/15	4.830%	3 month LIBOR	0	171,214
	JPY	177,000	12/17/15	6 month JYOR	1.703%	0	18,421
	JPY	459,000	12/17/15	6 month JYOR	1.699%	0	46,855
	JPY	483,000	12/17/15	6 month JYOR	1.691%	0	46,811
	EUR	7,270	12/17/18	4.750%	6 month EURO	(240,307)	158,812
	USD	1,870	12/20/27	3 month LIBOR	6.000%	(51,061)	6,914
	JPY	48,000	12/17/38	2.540%	6 month JYOR	0	7,574
	JPY	36,000	12/17/38	2.595%	6 month JYOR	0	9,659
	EUR	3,230	12/17/38	5.000%	6 month EURO	104,277	50,346
	USD	3,920	12/17/38	3 month LIBOR	5.000%	(28,319)	74,643
	JPY	93,000	12/17/38	2.594%	6 month JYOR	0	24,709
	JPY	98,000	12/17/38	2.585%	6 month JYOR	0	24,324
JPMorgan Chase Bank NA	USD	55,460	12/17/13	4.250%	3 month LIBOR	(170,636)	422,231
	EUR	6,640	07/04/17	4.750%	6 month EURO	(115,656)	60,586
	SEK	7,500	12/17/18	5.000%	3 month SKOF	(27,627)	22,881
	SEK	3,400	12/17/18	5.000%	3 month SKOF	(12,756)	6,774
	SEK	3,400	12/17/18	5.000%	3 month SKOF	(10,060)	4,808
	AUD	280	12/17/18	7.250%	6 month BBSW	(717)	4,213
	AUD	1,170	12/17/18	7.250%	6 month BBSW	(7,315)	21,924
	USD	1,420	12/17/18	4.750%	3 month LIBOR	(15,232)	65,057
	USD	2,740	12/17/38	3 month LIBOR	5.000%	(81,032)	48,653
	EUR	1,960	12/17/38	6 month EURO	5.000%	(96,107)	2,280
Lehman Brothers@	JPY	633,000	12/17/10	1.188%	6 month JYOR	0	988
	USD	3,340	12/20/27	6.000%	3 month LIBOR	(380)	79,233
	USD	6,840	06/20/28	3 month LIBOR	5.600%	(52,958)	28,799
	JPY	81,000	12/17/38	2.648%	6 month JYOR	0	30,278

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Morgan Stanley Capital Services	EUR	13,990	12/17/13	6 month EURO	4.500%	$(139,872)	$434,558
	EUR	1,740	12/17/18	6 month EURO	4.750%	(28,575)	48,080
	SEK	12,900	12/17/18	3 month SKOF	5.000%	(19,932)	39,858
	USD	1,950	12/20/27	6.000%	3 month LIBOR	36,128	9,908
	USD	3,030	12/20/27	6.000%	3 month LIBOR	8,080	63,453
The Royal Bank of Scotland	USD	1,100	12/17/28	3 month LIBOR	5.000%	6,825	1,226
	GBP	1,130	06/11/12	12 month UKRPI	3.055%	0	465,020
The Royal Bank of Canada	CAD	650	12/17/13	4.000%	3 month CDOR	(1,442)	7,041
	CAD	1,060	12/17/13	4.000%	3 month CDOR	93	9,039
	GBP	910	12/17/13	5.250%	6 month UKRPI	(47,160)	31,521
	SEK	8,400	12/17/18	5.000%	3 month SKOF	(30,426)	17,451
UBS AG	JPY	2,570,000	12/17/13	1.500%	6 month JYOR	(52,483)	135,849
	GBP	810	12/17/13	5.250%	6 month UKRPI	(47,248)	33,327
	AUD	590	12/17/13	6 month BBSW	7.500%	(624)	9,128
	SEK	2,990	12/17/13	3 month SKOF	4.750%	7,728	2,724
	JPY	349,000	12/17/18	2.000%	6 month JYOR	18,610	35,895
	AUD	1,530	12/17/18	7.250%	6 month BBSW	(9,316)	28,420
	AUD	1,300	12/17/18	7.250%	6 month BBSW	(5,193)	11,994
	USD	600	12/17/28	3 month LIBOR	5.000%	2,050	2,341
	USD	2,660	12/17/38	3 month LIBOR	5.000%	(19,512)	50,946

							$10,060,028

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Depreciation

Barclay’s Bank	GBP	480	06/07/12	12 month UKRPI	3.000%	$0	$(9,033)
	USD	7,750	12/17/13	4.250%	3 month LIBOR	33,972	(69,130)
	USD	1,790	12/17/13	3 month LIBOR	4.250%	32,573	(24,453)
	GBP	1,990	12/17/13	6 month UKRPI	5.250%	64,992	(307,586)
	GBP	8,490	05/17/17	3.050%	12 month UKRPI	0	(3,599,707)
	GBP	870	05/24/17	3.050%	12 month UKRPI	0	(202,659)
	GBP	90	05/24/17	6 month UKRPI	5.218%	0	(840)
	GBP	530	05/31/17	3.075%	12 month UKRPI	0	(224,114)
	GBP	60	05/31/17	6 month UKRPI	5.238%	0	(657)
	GBP	50	06/07/17	6 month UKRPI	5.344%	0	(930)
	GBP	480	06/07/17	3.133%	12 month UKRPI	0	(203,220)
	EUR	1,570	12/17/18	4.750%	6 month EURO	8,689	(26,288)
	GBP	680	12/17/18	6 month UKRPI	5.250%	38,566	(41,441)
	USD	5,090	12/20/27	6.000%	3 month LIBOR	46,042	(166,209)
	USD	1,200	12/20/27	6.000%	3 month LIBOR	38,174	(9,844)
	USD	3,530	12/20/27	6.000%	3 month LIBOR	109,041	(25,703)
	USD	3,770	06/20/28	5.600%	3 month LIBOR	26,393	(13,078)
	USD	1,200	06/20/28	5.600%	3 month LIBOR	6,634	(2,396)
	USD	5,600	06/20/28	5.600%	3 month LIBOR	20,499	(11)
	USD	470	12/17/28	3 month LIBOR	5.000%	13,209	(9,769)
	USD	1,840	12/17/28	3 month LIBOR	5.000%	40,362	(26,895)
	USD	2,470	12/17/38	5.000%	3 month LIBOR	(5,654)	(23,534)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Depreciation

Citibank NA	JPY	57,000	12/17/13	6 month JYOR	1.500%	$(1,027)	$(822)
	JPY	57,000	12/17/13	6 month JYOR	1.500%	(634)	(1,215)
	EUR	840	12/17/16	6 month EURO	4.750%	34,367	(24,950)
	GBP	120	06/12/17	6 month UKRPI	5.404%	0	(5,408)
	EUR	730	12/17/18	6 month EURO	4.750%	19,394	(11,210)
	USD	2,930	12/20/27	3 month LIBOR	6.000%	(49,746)	(19,471)
	USD	3,550	12/20/27	3 month LIBOR	6.000%	(71,634)	(12,176)
	EUR	1,940	12/17/38	5.000%	6 month EURO	102,530	(9,661)
Credit Suisse First Boston International (London)	EUR	6,090	12/17/10	6 month EURO	4.500%	125,685	(59,113)
	EUR	2,670	03/18/11	4.792%	6 month EURO	0	(3,366)
	EUR	7,990	03/18/11	4.774%	6 month EURO	0	(14,168)
	GBP	400	12/17/13	6 month UKRPI	5.250%	23,534	(16,660)
	EUR	760	12/17/18	6 month EURO	4.750%	20,810	(29,329)
	USD	15,210	12/20/27	3 month LIBOR	6.000%	(6,385)	(352,700)
	USD	1,840	06/20/28	5.600%	3 month LIBOR	17,750	(11,251)
Deutsche Bank AG	EUR	2,240	12/17/10	4.500%	6 month EURO	12,462	(36,949)
	USD	11,740	11/22/10	3 month LIBOR	4.170%	0	(113,931)
	CAD	780	12/17/13	3 month CDOR	4.000%	2,035	(8,755)
	JPY	235,000	12/17/15	6 month JYOR	1.641%	0	(8,897)
	EUR	7,840	12/17/18	4.750%	6 month EURO	141,948	(229,833)
	USD	2,880	11/22/38	3 month LIBOR	5.258%	0	(84,518)
JPMorgan Chase Bank NA	EUR	19,860	12/17/10	4.500%	6 month EURO	111,460	(328,558)
	EUR	12,210	12/17/10	4.500%	6 month EURO	41,745	(175,218)
	CAD	1,280	12/17/13	3 month CDOR	4.000%	7,177	(18,204)
	AUD	1,960	12/17/13	6 month BBSW	7.500%	(12,718)	(15,531)
	EUR	1,490	12/17/18	4.750%	6 month EURO	24,086	(40,789)
Lehman Brothers@	EUR	7,450	12/17/10	6 month EURO	4.500%	129,752	(48,313)
	EUR	7,720	03/18/11	4.328%	6 month EURO	0	(110,728)
	JPY	401,000	12/17/15	6 month JYOR	1.709%	0	(43,355)
	EUR	7,370	03/18/16	6 month EURO	4.500%	0	(96,888)
	EUR	2,910	03/18/24	4.875%	6 month EURO	0	(18,668)
	USD	2,920	12/20/27	3 month LIBOR	6.000%	(46,710)	(22,227)
	USD	1,560	12/17/38	5.000%	3 month LIBOR	2,987	(21,422)
	EUR	710	12/17/38	5.000%	6 month EURO	(23,980)	(10,008)
Merril Lynch Capital Markets	GBP	580	12/17/18	6 month UKRPI	5.250%	29,684	(32,136)
Morgan Stanley Capital Services	GBP	120	12/17/18	6 month UKRPI	5.250%	5,434	(5,941)
	GBP	520	12/17/18	6 month UKRPI	5.250%	29,161	(31,360)
	USD	40,110	12/17/23	4.750%	3 month LIBOR	(140,138)	(874,397)
	USD	4,100	12/20/27	3 month LIBOR	6.000%	(41,635)	(55,160)
	USD	3,160	12/17/38	5.000%	3 month LIBOR	(4,809)	(32,534)
	USD	2,530	12/17/38	5.000%	3 month LIBOR	(26,284)	(3,614)
	EUR	2,290	12/17/38	6 month EURO	5.000%	(50,931)	(58,694)
	EUR	1,830	12/17/38	6 month EURO	5.000%	(20,221)	(67,383)
The Royal Bank of Canada	CAD	730	12/17/13	4.000%	3 month CDOR	4,673	(6,239)
	CAD	1,450	12/17/13	3 month CDOR	4.000%	(90)	(12,401)
	CAD	1,930	12/17/13	3 month CDOR	4.000%	14,354	(30,981)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Depreciation

The Royal Bank of Scotland	USD	7,500	12/17/13	4.250%	3 month LIBOR	$(22,508)	$(11,516)
	GBP	1,130	06/12/17	3.165%	12 month UKRPI	(7,174)	(472,431)
	GBP	340	12/17/18	6 month UKRPI	5.250%	16,692	(18,130)
	EUR	880	12/17/18	6 month EURO	4.750%	27,641	(17,769)
	USD	2,480	12/17/38	5.000%	3 month LIBOR	(13,705)	(15,602)
	EUR	1,810	12/17/38	6 month EURO	5.000%	(50,625)	(36,020)
UBS AG	USD	1,300	12/17/13	4.250%	3 month LIBOR	699	(6,594)

							$(8,780,691)

Total						$(940,220)	$1,279,337

# Illiquid Security

@ Swap counterparty placed in U.K. Administration (similar to Chapter 11 bankruptcy protection) subsequent to July 31, 2008.

BBSW	—	Australian Bank Bill Swap Reference Rate
CDOR	—	Canadian Dollar Offered Rate
EUR	—	Euro Offered Rate
JYOR	—	Japanese Yen Offered Rate
LIBOR	—	London Interbank Offered Rate
SKOF	—	Swedish Krona Offered Rate
UKRPI	—	United Kingdom Retail Price Index
ZDOR	—	New Zealand Dollar Offered Rate

See Notes to Financial Statements

SunAmerica Series Trust High Yield Bond Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.9%
Special Purpose Entities	5.8
Medical-Hospitals	4.3
Transport-Air Freight	3.8
Repurchase Agreements	3.6
Casino Hotels	3.0
Finance-Auto Loans	3.0
Pipelines	3.0
Chemicals-Specialty	2.9
Paper & Related Products	2.8
Telecom Services	2.7
Satellite Telecom	2.5
Telephone-Integrated	2.4
Electric-Integrated	2.3
Cable TV	2.1
Containers-Metal/Glass	2.1
Oil-Field Services	1.8
Cellular Telecom	1.7
Medical-Drugs	1.6
Auto-Cars/Light Trucks	1.5
Electric-Generation	1.5
Medical Products	1.5
Television	1.5
Diversified Manufacturing Operations	1.4
Electronic Components-Semiconductors	1.3
Gambling (Non-Hotel)	1.2
Publishing-Periodicals	1.1
Diversified Financial Services	1.1
Independent Power Producers	1.1
Airlines	1.0
Food-Meat Products	0.9
Medical-HMO	0.9
Casino Services	0.9
Theaters	0.9
Computer Services	0.8
Recycling	0.8
Building & Construction Products-Misc	0.8
Physicians Practice Management	0.8
Hotels/Motels	0.8
Mining	0.7
Insurance Brokers	0.7
Steel-Producers	0.6
Containers-Paper/Plastic	0.6
Direct Marketing	0.6
Seismic Data Collection	0.6
Telecommunication Equipment	0.6
Funeral Services & Related Items	0.5
Beverages-Non-alcoholic	0.5
Storage/Warehousing	0.5
Real Estate Investment Trusts	0.5
Consumer Products-Misc.	0.5
Retail-Drug Store	0.5
Printing-Commercial	0.5
Non-Hazardous Waste Disposal	0.5
Food-Misc.	0.5
Retail-Petroleum Products	0.4
Multimedia	0.4
Rental Auto/Equipment	0.4
Medical Information Systems	0.4
Transactional Software	0.4
Decision Support Software	0.4
Electric Products-Misc.	0.4
Electronic Components-Misc.	0.3
Home Furnishings	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Restaurants	0.3
Building-Residential/Commercial	0.3
Medical-Generic Drugs	0.3
Research & Development	0.3
Transport-Services	0.3
Medical-Nursing Homes	0.3
Energy-Alternate Sources	0.3
Metal-Diversified	0.3
Applications Software	0.2
Transport-Marine	0.2
Metal-Aluminum	0.2
Rubber-Tires	0.2
Agricultural Chemicals	0.2
Travel Services	0.2
Poultry	0.2
Computers-Integrated Systems	0.2
Human Resources	0.2
Leisure Products	0.2
Transport-Rail	0.1
Building Products-Wood	0.1
Vitamins & Nutrition Products	0.1
Drug Delivery Systems	0.1
Broadcast Services/Program	0.1
Soap & Cleaning Preparation	0.1

97.7%

Credit Quality+#

BBB	0.9%
BB	15.3
B	48.6
CCC	22.7
CC	0.3
C	0.7
Below C	0.6
Not Rated@	10.9

100.0%

*	Calculated as a percentage of net assets

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+	Source: Standard & Poors.

#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.7%
Drug Delivery Systems — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$250,000	$176,250

Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	50,000	26,125
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,650,000	734,250

		760,375

Telecom Services — 0.3%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	1,172,000	972,760

Total Convertible Bonds & Notes (cost $2,826,681)		1,909,385

CORPORATE BONDS & NOTES — 74.1%
Agricultural Chemicals — 0.2%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	515,000	525,944

Airlines — 1.0%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,625,000	2,008,125
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	400,562
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	170,109	169,684

		2,578,371

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	625,000	656,250

Auto-Cars/Light Trucks — 1.5%
Ford Motor Co. Debentures 6.38% due 02/01/29	2,160,000	961,200
General Motors Corp. Senior Notes 7.13% due 07/15/13	523,000	298,110
General Motors Corp. Notes 7.20% due 01/15/11	2,625,000	1,725,937
General Motors Corp. Debentures 8.25% due 07/15/23	2,300,000	1,138,500

		4,123,747

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 8.75% due 12/01/16	1,055,000	833,450

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25(1)(2)	1,975,000	0

Beverages-Non-alcoholic — 0.3%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	847,000	745,360

Broadcast Services/Program — 0.1%
Nexstar Finance, Inc. Senior Notes 11.38% due 04/01/13(4)	159,795	145,414

Building & Construction Products-Misc. — 0.8%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,550,000	1,526,750
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	300,000	286,500
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(4)	865,000	356,812

		2,170,062

Building Products-Wood — 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	765,000	279,225

Cable TV — 2.1%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Company Guar. Notes 11.00% due 10/01/15	2,846,000	2,141,615
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	1,455,000	1,385,887
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	345,000	327,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	775,000	716,875
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	374,000	388,960
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*	710,000	704,675

		5,665,762

Casino Hotels — 3.0%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(5)	2,046,934	2,008,554
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	3,250,000	3,250,000
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	1,630,000	1,283,625

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)

Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.28% due 03/15/14*(6)	$675,000	$546,750
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,100,000	1,045,000

		8,133,929

Casino Services — 0.3%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	1,125,000	911,250

Cellular Telecom — 0.9%
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(6)	572,000	569,855
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	613,000	637,520
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(6)	1,200,000	1,200,000

		2,407,375

Chemicals-Specialty — 2.9%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	2,575,000	2,414,062
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	1,030,000	1,048,025
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	3,475,000	2,675,750
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	2,765,000	1,714,300

		7,852,137

Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,400,000	1,295,000

Computers-Integrated Systems — 0.2%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	600,000	456,000

Consumer Products-Misc. — 0.5%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	340,000	346,800
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	190,000	180,975
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	940,000	907,100

		1,434,875

Containers-Metal/Glass — 1.3%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	266,500
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,365,000	1,214,850
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	2,019,000	2,069,475

		3,550,825

Containers-Paper/Plastic — 0.6%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	585,000	513,338
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,405,000	1,148,587

		1,661,925

Decision Support Software — 0.4%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	1,200,000	1,012,500

Direct Marketing — 0.6%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,825,000	1,642,500

Diversified Manufacturing Operations — 0.9%
Harland Clarke Holdings Corp. Notes 7.43% due 05/15/15(6)	525,000	368,813
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	680,000
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	575,000	327,750
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,215,000	1,169,437

		2,546,000

Electric-Generation — 1.5%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	1,345,000	1,264,300
Edison Mission Energy Senior Notes 7.63% due 05/15/27	865,000	761,200
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	278,512	300,793
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	350,000	371,000
The AES Corp. Senior Notes 7.75% due 10/15/15	100,000	98,750

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)

The AES Corp. Senior Notes 8.00% due 10/15/17	$715,000	$704,275
The AES Corp. Senior Notes 8.00% due 06/01/20*	575,000	553,437

		4,053,755

Electric-Integrated — 2.3%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	705,000	726,150
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	230,000	234,600
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,105,000	983,450
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	4,750,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	1,450,000	1,395,625
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	2,470,000	2,470,000
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	290,000	290,000

		6,099,825

Electronic Components-Semiconductors — 1.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	665,000	608,475
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	1,030,000	834,300
Spansion LLC Senior Sec. Notes 5.81% due 06/01/13*(6)	1,900,000	1,330,000
Spansion LLC Senior Notes 11.25% due 01/15/16*	60,000	37,200

		2,809,975

Energy-Alternate Sources — 0.3%
VeraSun Energy Corp. Company Guar. Notes 9.38% due 06/01/17	340,000	178,500
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	625,000	531,250

		709,750

Finance-Auto Loans — 3.0%
Ford Motor Credit Co. LLC Notes 5.70% due 01/15/10	1,007,000	867,523
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	2,170,000	1,976,577
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	435,000	370,473
GMAC LLC Senior Notes 3.93% due 05/15/09(6)	1,325,000	1,172,683
GMAC LLC Senior Notes 6.00% due 12/15/11	2,275,000	1,424,928
GMAC LLC Senior Notes 6.63% due 05/15/12	600,000	377,344
GMAC LLC Senior Bonds 6.88% due 09/15/11	2,655,000	1,753,102
GMAC LLC Senior Bonds 6.88% due 08/28/12	225,000	141,210

		8,083,840

Food-Misc. — 0.2%
Wornick Co. Sec. Notes 10.88% due 07/15/11(7)(8)	1,100,000	440,000

Funeral Services & Related Items — 0.5%
Service Corp. International Senior Notes 7.00% due 06/15/17	905,000	839,388
Service Corp. International Senior Notes 7.63% due 10/01/18	3,000	2,850
Service Corp. International Debentures 7.88% due 02/01/13	625,000	625,000

		1,467,238

Gambling (Non-Hotel) — 0.9%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	1,175,000	898,875
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(7)(8)	975,000	702,000
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	782,000	735,080

		2,335,955

Home Furnishings — 0.3%
Simmons Co. Senior Notes 10.00% due 12/15/14(4)	594,000	402,435
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	590,000	483,800

		886,235

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Hotels/Motels — 0.8%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	$1,555,000	$1,380,063
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	775,000	720,750

		2,100,813

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	425,000	442,000

Independent Power Producers — 1.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,645,000	1,595,650
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	350,000	377,125
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	745,000	718,925

		2,691,700

Insurance Brokers — 0.7%
USI Holdings Corp. Senior Notes 6.55% due 11/15/14*(6)	653,000	522,400
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,675,000	1,352,563

		1,874,963

Medical Information Systems — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,575,000	1,118,250

Medical Products — 1.5%
LVB Acquisition Merger Sub, Inc. Company Guar. Notes 11.63% due 10/15/17	1,075,000	1,135,469
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17	1,360,000	1,431,400
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(6)	1,240,000	1,153,200
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	325,000	325,000

		4,045,069

Medical-HMO — 0.9%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	2,400,000	2,352,000

Medical-Hospitals — 3.3%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	2,085,000	2,100,637
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,080,000	934,200
HCA, Inc. Senior Notes 8.75% due 09/01/10	240,000	242,400
HCA, Inc. Senior Notes 9.13% due 11/15/14	150,000	154,500
HCA, Inc. Senior Notes 9.25% due 11/15/16	2,580,000	2,657,400
HCA, Inc. Senior Notes 9.63% due 11/15/16	1,325,000	1,364,750
IASIS Healthcare LLC/ IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	1,380,000	1,383,450

		8,837,337

Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	750,000	746,250

Metal-Aluminum — 0.2%
Noranda Aluminum Holding Corp. Senior Notes 8.58% due 11/15/14(6)	700,000	574,000

Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	640,000	670,400

Mining — 0.7%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(6)	2,270,000	1,963,550

Multimedia — 0.3%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	725,000	717,750

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(9)(10)	600,000	0

Non-Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,280,000	1,228,800
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	115,000	115,575

		1,344,375

Oil Companies-Exploration & Production — 4.5%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	1,050,000	1,078,875

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)

Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	$365,000	$368,650
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,075,000	1,048,125
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,105,000	953,062
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	690,000	662,400
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	600,000	532,500
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	590,000	533,950
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	100,000	93,750
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	1,115,000	1,025,800
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	970,000	889,975
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	975,000	957,937
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	925,000	899,563
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,855,000	2,455,300
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	487,500

		11,987,387

Oil-Field Services — 0.9%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	750,000	712,500
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	725,000	725,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	500,000	502,500
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	560,423	586,417

		2,526,417

Paper & Related Products — 1.5%
Bowater, Inc. Notes 6.50% due 06/15/13	880,000	510,400
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,030,000	852,325
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	189,000	175,770
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	440,000	405,900
International Paper Co. Notes 7.95% due 06/15/18	400,000	397,758
NewPage Corp. Senior Notes 9.12% due 05/01/12(6)	292,000	277,400
NewPage Corp. Sec. Notes 10.00% due 05/01/12	690,000	660,675
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	833,000	797,598

		4,077,826

Physicians Practice Management — 0.8%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	2,195,000	2,156,588

Pipelines — 3.0%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	440,000	430,100
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	1,675,000	1,645,687
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	825,000	781,687
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	765,000	745,875
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	675,000	688,500
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,465,000	1,433,869
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	575,000	573,563
MarkWest Energy Partners LP Senior Notes 8.75% due 04/15/18*	550,000	547,250
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,375,000	1,134,375

		7,980,906

Poultry — 0.2%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	605,000	462,825

Printing-Commercial — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	665,000	558,600

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Publishing-Periodicals — 1.1%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	$231,000	$221,760
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	2,410,000	1,096,550
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	13,000	6,240
R.H. Donnelly, Inc. Company Guar. Notes 11.75% due 05/15/15*	807,878	597,829
Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,945,000	1,098,925

		3,021,304

Real Estate Investment Trusts — 0.5%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,505,000	1,441,038

Recycling — 0.8%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	2,880,000	2,203,200

Rental Auto/Equipment — 0.3%
Rental Service Corp. Notes 9.50% due 12/01/14	1,005,000	824,100

Research & Development — 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,125,000	777,656

Retail-Drug Store — 0.5%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	2,145,000	1,378,163

Retail-Petroleum Products — 0.4%
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	575,000	488,750
Inergy LP Senior Notes 8.25% due 03/01/16*	700,000	673,750

		1,162,500

Retail-Regional Department Stores — 0.0%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	65,000	63,700

Retail-Restaurants — 0.3%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	955,000	811,750

Rubber-Tires — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	790,000	560,900

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(9)(10)	750,000	75

Seismic Data Collection — 0.6%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,795,000	1,597,550

Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(4)	125,000	125,000

Special Purpose Entities — 5.5%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	950,000	904,875
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	575,000	603,750
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	1,150,000	1,155,750
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	525,000	532,707
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	1,240,000	719,200
CCM Merger, Inc. Notes 8.00% due 08/01/13*	1,055,000	857,188
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,655,000	1,357,100
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	1,250,000	1,150,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	925,000	929,625
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	1,042,000	1,028,975
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	1,025,000	873,812
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(6)	600,000	492,000
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	790,000	681,375
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	815,000	619,400
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	589,000	611,088
MXEnergy Holdings, Inc. Senior Notes 10.69% due 08/01/11(6)	1,250,000	987,500

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)

Snoqualmie Entertainment Authority Senior Sec. Notes 6.94% due 02/01/14*(6)	$625,000	$456,250
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	575,000	414,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	376,000

		14,750,595

Steel-Producers — 0.6%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,759,000	1,715,025

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	790,000	675,450
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	815,000	782,400

		1,457,850

Telecom Services — 2.0%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	371,250
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,526,250
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	2,050,000	2,039,750
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,455,000	1,325,869

		5,263,119

Telephone-Integrated — 2.4%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	85,000	78,838
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	236,500
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	875,000	875,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	1,775,000	1,513,187
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	1,500,000	1,473,750
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	2,450,000	2,186,625

		6,363,900

Television — 1.5%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,465,000	1,274,550
Paxson Communications Corp. Senior Sec. Notes 9.04% due 01/15/13*(5)(6)	3,049,924	1,944,327
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	765,000	327,038
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	765,000	365,287

		3,911,202

Theaters — 0.9%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,293,000	1,152,386
AMC Entertainment, Inc. Senior Sub. Notes 11.00% due 02/01/16	433,000	438,413
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	750,000	713,437

		2,304,236

Transactional Software — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,325,000	1,026,875

Transport-Air Freight — 3.8%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	6,100,446	6,405,469
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,846,516	1,717,260
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	557,485
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,281,640	1,435,437

		10,115,651

Transport-Services — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	300,000	295,500
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	490,000	463,050

		758,550

Travel Service — 0.2%
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	618,000	483,585

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14(6)	$290,000	$246,500

Total Corporate Bonds & Notes (cost $219,916,005)		199,107,504

FOREIGN CORPORATE BONDS & NOTES — 9.9%
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	165,000	59,400

Containers-Metal/Glass — 0.7%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	2,625,000	1,949,062

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,100,000	1,122,000

Electronic Components-Misc. — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	1,282,000	887,785

Food-Meat Products — 0.9%
JBS SA Company Guar. Notes 9.38% due 02/07/11	1,325,000	1,371,375
JBS SA Senior Notes 10.50% due 08/04/16*	1,000,000	1,030,000

		2,401,375

Independent Power Producer — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10(2)(7)	4,590,000	4,590

Medical-Drugs — 1.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.43% due 12/01/13(6)	1,505,000	1,339,450
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	375,000	281,250
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,105,000	1,058,037

		2,678,737

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(7)(12)	3,329,000	66,580

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	438,188

Oil Companies-Exploration & Production — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	675,000	658,125
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,220,000	1,210,850
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	75,000	75,563

		1,944,538

Oil-Field Services — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	585,000	587,925

Paper & Related Products — 0.9%
Abitibi-Consolidated Co. of Canada Notes 6.00% due 06/20/13	390,000	157,950
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	1,250,000	1,303,125
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	225,000	168,750
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,520,000	813,200

		2,443,025

Printing-Commercial — 0.3%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(7)(8)(12)	1,820,000	809,900

Satellite Telecom — 2.5%
Intelsat Intermediate Holding Co., Ltd. Disc. Notes 9.50% due 02/01/15*(4)	2,847,000	2,419,950
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	2,050,000	2,029,500
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,073,000	1,056,905
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	1,350,000	1,269,000

		6,775,355

Special Purpose Entity — 0.3%
Hellas Telecommunications Luxembourg II Sub. Notes 8.54% due 01/15/15*(6)	1,210,000	883,300

Telecom Services — 0.4%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	875,000	853,125
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	175,000	181,125

		1,034,250

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Telecommunication Equipment — 0.6%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	$1,525,000	$1,494,500

Transport-Marine — 0.3%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	705,000	652,125

Transport-Rail — 0.2%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	350,000	361,375

Total Foreign Corporate Bonds & Notes (cost $33,871,158)		26,594,010

LOANS(13)(14) — 6.0%
Beverages-Non-alcoholic — 0.3%
Le-Natures, Inc. 9.39% due 03/01/11(2)(3)(7)(8)	1,200,000	714,000

Building-Residential/Commercial — 0.3%
TOUSA, Inc. 14.00% due 07/31/13(1)(2)(3)(5)	1,108,610	784,896

Casino Services — 0.4%
Herbst Gaming, Inc. Tranche 1 9.75% due 12/02/11(2)(3)(19)	346,275	253,647
Herbst Gaming, Inc. Tranche 3 9.75% due 12/02/11(2)(3)(19)	181,695	133,092
Herbst Gaming, Inc. Delayed Draw-Term B, Tranche 2 9.75% due 12/02/11(2)(3)(19)	103,340	75,697
Herbst Gaming, Inc. Strip-Term B 9.75% due 12/02/11(2)(3)(19)	110,171	80,700
Herbst Gaming, Inc. Delayed Draw-Term B 9.75% due 12/02/11(2)(3)(19)	387,315	283,708
Herbst Gaming, Inc. Tranche 2 9.75% due 12/02/11(2)(3)(19)	4,414	3,233
Herbst Gaming. Inc. Delayed Draw-Term B 9.75% due 12/02/11(2)(3)(19)	359,226	263,133

		1,093,210

Computer Services — 0.3%
CompuCom Systems, Inc. 5.99% due 08/30/14(2)(3)	992,500	923,025

Diversified Financial Services — 1.1%
Wind Acquisition Holdings Finance SA 10.04% due 12/21/11(2)(3)(5)	1,985,025	1,885,774
Wind Finance SL SA 8.76% due 11/26/14(2)	1,000,000	1,001,667

		2,887,441

Electric Products-Misc. — 0.3%
Texas Competitive Electric Holdings Co., Inc. 6.23% due 10/10/14(2)(3)	880,833	827,433
Texas Competiti ve Electric Holdings Co., Inc. 6.48% due 10/10/14(2)(3)	111,667	104,897

		932,330

Food-Misc. — 0.3%
Dole Food Co. 4.88% due 04/01/13(2)(3)	761,441	704,035
Dole Food Co. 6.25% due 04/12/13(2)(3)	193,612	179,016

		883,051

Gambling (Non-Hotel) — 0.4%
Greektown Holdings LLC Delayed Draw Loan 6.50% due 11/11/09(2)(3)	910,365	914,917
Greektown Holdings LLC Delayed Draw Loan 9.50% due 06/09/09(2)(3)	89,634	88,738

		1,003,655

Leisure Products — 0.2%
AMC Entertainment Holdings, Inc. First Lien 7.78% due 06/15/12(2)(3)	551,569	424,708

Medical-Drugs — 0.5%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(1)(2)(3)(15)(16)	1,537,967	1,383,104

Medical-Hospitals — 0.8%
Capella Healthcare, Inc. 13.00% due 02/29/16(2)(3)	1,000,000	1,020,000
Iasis Healthcare Corp. 8.16% due 06/15/14(2)(3)	1,129,074	1,055,213

		2,075,213

Oil-Field Services — 0.7%
Stallion Oilfield Service 8.36% due 07/30/12(2)(3)	2,000,000	1,766,666

Paper & Related Products — 0.3%
Boise Paper Holdings LLC 11.00% due 02/22/15(2)(3)	1,000,000	954,375

Rental Auto/Equipment — 0.1%
Neff Corp. 6.40% due 11/30/14(2)(3)	500,000	316,875

Total Loans
(cost $17,631,788)		16,142,549

COMMON STOCK — 2.8%
Casino Services — 0.1%
Capital Gaming International, Inc.†(1)	103	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	17,578	339,431

		339,431

Cellular Telecom — 0.8%
iPCS, Inc.†(1)(2)(3)	80,233	2,158,268

Independent Power Producer — 0.1%
Mirant Corp.†	5,913	180,997

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(3)(17)	128,418	53,936

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Hospitals — 0.3%
MedCath Corp.†	39,641	$740,097

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.(1)(2)(3)	70,165	701

Oil Companies-Exploration & Production — 1.5%
EXCO Resources, Inc.†	158,942	4,140,439
Transmeridian Exploration, Inc.†	119	61

		4,140,500

Total Common Stock (cost $3,611,194)		7,613,930

PREFERRED STOCK — 0.5%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, 14.70%(1)(2)(3)	39,177	78,353

Medical-Generic Drugs — 0.3%
Mylan, Inc. 6.50%	877	784,126

Oil Companies-Exploration & Production — 0.2%
Transmeridian Exploration, Inc. 15.00%(1)(5)	7,922	554,540

Total Preferred Stock (cost $1,663,461)		1,417,019

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(1)	44,885	449

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(1)(2)	3,500	0

Total Warrants (cost $131,987)		449

Total Long-Term Investment Securities (cost $279,652,274)		252,784,846

REPURCHASE AGREEMENT — 3.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(18) (cost $9,794,000)	$9,794,000	9,794,000

TOTAL INVESTMENTS (cost $289,446,274)(11)	97.7%	262,578,846
Other assets less liabilities	2.3	6,065,009

NET ASSETS	100.0%	$268,643,855

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $58,425,177 representing 21.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security; see Note 2
(2)	Illiquid security
(3)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2008, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AMC Entertainment Holdings 7.78% due 06/15/12 Loan Agreement	6/8/07	$500,000	$487,500
	9/15/07	13,813	13,813
	12/15/07	13,767	15,007
	3/17/08	13,324	13,324
	6/15/08	10,665	10,665

		551,569	540,309	$424,708	$77.00	0.16%
Boise Paper Holdings LLC 11.00% due 02/22/15 Loan Agreement	2/29/08	1,000,000	920,000	954,375	95.44	0.36%
Capella Healthcare, Inc. 13.00% due 02/29/16 Loan Agreement	3/11/08	1,000,000	990,000	1,020,000	102.00	0.38%
Critical Care Systems International, Inc. Common Stock	6/26/06	70,165	583,324	701	0.01	0.00%

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

CompuCom Systems, Inc. 5.99% due 08/30/14 Loan Agreement	8/17/07	$992,500	$952,800	$923,025	$93.00	0.34%
Dole Food Co. 4.88% due 04/01/13 Loan Agreement	11/26/07	761,441	722,464	704,035	92.46	0.26%
Dole Food Co. 6.25% due 04/12/13 Loan Agreement	11/26/07	193,612	183,694	179,016	92.46	0.07%
Greektown Holdings LLC 6.50% due 11/11/09 Delayed Draw Loan Loan Agreement	6/6/08	910,365	910,262	914,917	100.50	0.34%
Greektown Holdings LLC 9.50% due 06/09/09 Delayed Draw Loan Loan Agreement	6/6/08	89,634	88,738	88,738	99.00	0.03%
Herbst Gaming, Inc. 9.75% due 12/02/11 Tranche 1 Loan Agreement	3/26/08	172,462	123,783
	3/28/08	173,813	125,873

		346,275	249,656	253,647	73.25	0.09%
Herbst Gaming, Inc. 9.75% due 12/02/11 Delayed Draw Term B, Tranche 2 Loan Agreement	3/26/08	51,448	36,896
	3/28/08	51,892	37,501

		103,340	74,397	75,697	73.25	0.03%
Herbst Gaming, Inc. 9.75% due 12/02/11 Strip Term B Loan Agreement	2/21/2008	110,171	92,384	80,700	73.25	0.03%
Herbst Gaming, Inc. 9.75% due 12/02/11 Tranche 3 Loan Agreement	3/26/08	90,400	64,674
	3/28/08	91,295	66,324

		181,695	130,998	133,092	73.25	0.05%
Herbst Gaming, Inc. 9.75% due 12/02/11 Delayed Draw-Term B Loan Agreement	2/21/08	387,315	324,785	283,708	73.25	0.11%
Herbst Gaming, Inc. 9.75% due 12/02/11 Tranche 2 Loan Agreement	3/26/08	2,189	1,596
	3/26/08	2,188	1,559
		37	37

		4,414	3,192	3,233	73.24	0.00%
Herbst Gaming, Inc. 9.75% due 12/02/11 Delayed Draw-Term B Loan Agreement	3/26/08	179,248	130,434
	3/28/08	179,978	128,559

		359,226	258,993	263,133	73.25	0.10%

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Iasis Healthcare Corp. 8.16% due 06/15/14 Loan Agreement	4/13/07	$1,000,000	$986,484
	8/15/07	26,516	26,516
	10/31/07	27,834	27,834
	1/26/08	28,397	28,397
	4/30/08	23,502	23,502
	7/31/08	22,825	23,224

		1,129,074	1,115,957	$1,055,213	$93.46	0.39%
ICO North America, Inc. 7.50% due 08/15/09	8/11/05	1,125,000	1,125,000
	2/15/08	47,000	47,000

		1,172,000	1,172,000	972,760	83.00	0.36%
IPCS, Inc. Common Stock	7/20/04	80,233	1,217,186	2,158,268	26.90	0.80%
Le-Natures, Inc. 9.39% due 03/01/11 Loan Agreement	9/26/06	1,200,000	1,200,000	714,000	59.50	0.27%
Neff Corp. 6.40% due 11/14/30 Term Loan	6/12/07	500,000	500,000	316,875	63.38	0.12%
Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	55,313
	7/29/05	15,176	349,393

		17,578	404,706	339,431	19.31	0.13%
Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	4,750,000	0	0	0.00	0.00%
Stallion Oilfield Service 8.36% due 07/30/12 Loan Agreement	7/18/07	1,000,000	980,000
	12/4/07	1,000,000	950,000

		2,000,000	1,930,000	1,766,666	88.33	0.66%
Texas Competitive Electric Holdings Co., Inc. 6.23% due 10/10/14 Loan Agreement	10/31/07	880,833	880,833	827,433	93.94	0.31%
Texas Competitive Electric Holdings Co., Inc. 6.48% due 10/10/14 Loan Agreement	10/31/07	111,667	111,667	104,897	93.94	0.04%
TOUSA, Inc. 14.00% due 07/31/13 Loan Agreement	10/11/07	1,022,829	920,512
	1/29/08	11,293	11,293
	3/14/08	10,700	10,700
	4/9/08	26,285	26,285
	6/30/08	37,503	37,503

		1,108,610	1,006,293	784,896	70.80	0.29%
Triax Pharmaceuticals LLC 14.00% due 08/30/11 Loan Agreement	8/31/07	1,500,000	1,383,720
	10/31/07	3,875	3,875
	1/24/08	11,404	11,404
	4/16/08	11,239	11,239
	7/1/08	11,449	11,449

		1,537,967	1,421,687	1,383,104	89.93	0.51%

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Triax Pharmaceuticals LLC Common Stock	8/31/07	128,418	$53,936	$53,936	$0.42	0.02%
Triax Pharmaceuticals LLC Class C 14.70% Preferred Stock	8/31/07	39,177	78,353	78,353	2.00	0.03%
Wind Acquisition Holdings Finance S.A. 10.04% due 12/21/11 Loan Agreement	2/27/07	$206,305	206,137
	3/6/07	206,305	206,343
	3/15/07	412,610	413,686
	3/19/07	206,305	206,343
	6/21/07	412,749	417,783
	8/15/07	32,877	26,162
	10/18/07	47,602	47,602
	11/1/07	300,000	302,862
	1/18/08	58,098	58,098
	4/18/08	53,312	53,312
	7/18/08	48,862	48,862

		1,985,025	1,987,190	1,885,774	95.00	0.70%

				$18,744,331		6.98%

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2008.
(7)	Bond in default
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Bond is in default and did not pay principal at maturity
(11)	See Note 4 for cost of investments on a tax basis.
(12)	Company has filed bankruptcy in county of issuance
(13)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	A portion of the interest is paid in the form of additional bonds.
(16)	Loan is subject to an unfunded loan commitment. See Note 14 for details
(17)	Consist of more than one class of securities traded together as a unit.
(18)	See Note 2 for details of Joint Repurchase Agreement.
(19)	As of July 31, 2008, the issuer was not in default with respect to interest and/or principal payments concerning the securities noted. On May 16, 2008, however, the issuer disclosed in filings with the Securities and Exchange Commission that it entered into a forbearance and standstill agreement (the “Forbearance Agreement”) with respect to an amended credit agreement (the “Credit Agreement”) under which the issuer is currently in default due to a “going concern” qualification in its auditors’ report on its annual financial statements, and failure to comply with financial ratio covenants. The Forbearance Agreement amends the Credit Agreement and provides that the issuer’s lenders will forbear from exercising certain rights and remedies under the amended Credit Agreement and other loan documents as a result of existing and possible defaults.

See Notes to Financial Statements

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	56.0%
Repurchase Agreements	26.5
Commercial Paper	20.9
United States Treasury Notes	11.6
Government National Mtg. Assoc.	6.7
Banks-Commercial	6.4
Diversified Financial Services	4.7
Finance-Investment Banker/Broker	4.0
Federal Home Loan Mtg. Corp.	2.7
Electric-Integrated	2.3
Special Purpose Entities	2.2
U.S. Municipal Bonds & Notes	1.9
Banks-Super Regional	1.6
Computers	1.5
Finance-Consumer Loans	1.1
Banks-Money Center	1.1
Oil Companies-Exploration & Production	1.0
Telephone-Integrated	1.0
Medical-Drugs	0.9
Finance-Commercial	0.8
Finance-Credit Card	0.8
Insurance-Life/Health	0.7
Paper & Related Products	0.6
Tobacco	0.4
Metal-Aluminum	0.4
Oil Companies-Integrated	0.3
Sovereign	0.3

158.4%

*	Calculated as a percentage of net assets

#	See Note 1

Credit Quality+(1)

Government-Agency	59.6%
Government-Treasury	10.7
AAA	3.5
AA	9.3
A	12.4
BBB	3.9
Not Rated@	0.6

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+	Source: Standard & Poors.

(1)	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 4.3%
Diversified Financial Services — 4.3%
Access Group, Inc. Student Loan Backed Note Series 2008-1, Class A 4.10% due 10/27/25(2)	$600,000	$594,000
Bank of America Credit Card Trust Series 2006-A9, Class A9 2.47% due 02/15/13	800,000	785,150
Bear Stearns Commercial Mtg. Securities Series 1999-CLF1, Class A3 7.00% due 05/20/30(1)	473,438	489,051
Franklin Auto Trust Series 2008-A, Class A3 4.04% due 06/20/12	900,000	901,039
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18(1)	300,000	318,286
GSR Mtg. Loan Trust Series 2005-AR6, Class 2A1 4.54% due 09/25/35(1)	342,515	309,160
SLM Student Loan Trust Series 2007-2, Class A2 2.80% due 07/25/17(2)	500,000	493,400
SLM Student Loan Trust Series 2008-7, Class A1 2.88% due 04/25/10(2)	400,000	398,437
South Carolina Student Loan Corp. Series 2008-1, Class A1 3.21% due 09/02/14(2)	500,000	499,219
WaMu Mtg. Pass Through Certs. Series 2005-AR13, Class A1A1 2.75% due 10/25/45(1)(2)	386,986	244,711

Total Asset Backed Securities (cost $5,130,753)		5,032,453

CORPORATE BONDS & NOTES — 18.7%
Banks-Commercial — 1.2%
UBS AG Stamford Branch Senior Notes 3.73% due 06/19/10(2)	900,000	898,186
Unicredito Italiano Notes 3.06% due 05/18/09(2)	500,000	499,572

		1,397,758

Banks-Super Regional — 1.6%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	2,000,000	1,866,904

Computers — 1.5%
Hewlett-Packard Co. Notes 2.84% due 06/15/10(2)	700,000	696,447
International Business Machines Corp. Senior Notes 3.38% due 07/28/11(2)	1,100,000	1,098,428

		1,794,875

Electric-Integrated — 2.3%
Constellation Energy Group, Inc. Senior Notes 7.00% due 04/01/12	1,000,000	1,023,010
Dominion Resources, Inc. Senior Notes 3.86% due 06/17/10(2)	800,000	800,433
FPL Group Capital, Inc. Company Guar. Notes 3.69% due 06/17/11(2)	800,000	807,409

		2,630,852

Finance-Commercial — 0.8%
Caterpillar Financial Services Corp. Senior Notes 3.56% due 06/24/11(2)	900,000	899,509

Finance-Consumer Loans — 1.1%
John Deere Capital Corp. Senior Notes 3.54% due 06/10/11(2)	1,300,000	1,300,662

Finance-Credit Card — 0.8%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	900,000	883,667

Finance-Investment Banker/Broker — 4.0%
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18(6)	1,000,000	938,783
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	1,900,000	1,778,592
Morgan Stanley Senior Notes 6.63% due 04/01/18	1,000,000	925,641
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	1,000,000	963,302

		4,606,318

Insurance-Life/Health — 0.7%
Pricoa Global Funding I Notes 2.90% due 01/30/12(2)	500,000	480,599
Pricoa Global Funding I Notes 3.01% due 09/27/13(2)	400,000	374,335

		854,934

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(7)(10)	1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(7)(10)	400,000	0

		0

Medical-Drugs — 0.9%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	1,000,000	995,244

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Metal-Aluminum — 0.4%
Alcoa, Inc. Senior Notes 6.00% due 07/15/13	$500,000	$499,978

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(8)(9)	205,000	1,538

Oil Companies-Exploration & Production — 1.0%
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	1,130,000	1,219,270

Special Purpose Entities — 1.0%
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*	162,807	180,952
Harley-Davidson Funding Corp. Senior Notes 6.80% due 06/15/18	1,000,000	966,451

		1,147,403

Telephone-Integrated — 1.0%
AT&T Corp. Senior Notes 8.00% due 11/15/31	1,000,000	1,135,770

Tobacco — 0.4%
Reynolds American, Inc. Company Guar. 7.25% due 06/01/13	500,000	514,830

Web Hosting/Design — 0.0%
Exodus Communications, Inc. Senior Notes 11.63% due 07/15/10†(7)(10)	485,000	0

Total Corporate Bonds & Notes (cost $24,071,748)		21,749,512

FOREIGN CORPORATE BONDS & NOTES — 8.7%
Banks-Commercial — 5.1%
ANZ National International, Ltd./New Zealand Company Guar. Notes 6.20% due 07/19/13	1,000,000	1,000,257
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17(2)(3)	1,100,000	946,905
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	1,000,000	938,275
National Australia Bank Ltd. Senior Notes 5.35% due 06/12/13	1,800,000	1,768,730
UBS AG Notes 5.75% due 04/25/18	1,300,000	1,236,198

		5,890,365

Banks-Money Center — 1.1%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	1,300,000	1,275,912

Diversified Financial Services — 0.4%
Citigroup Funding, Inc. (Russian Treasury Bond Credit Linked) 7.34% due 02/24/10*(7)	465,000	473,054

Oil Companies-Integrated — 0.3%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	400,000	405,839

Paper & Related Products — 0.6%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/27*	1,743,170	104,590
Pindo Deli Finance BV Company Guar. Notes 4.83% due 04/28/15*(2)	89,325	66,994
Pindo Deli Finance BV Company Guar. Notes 4.83% due 04/28/18*(2)	432,197	159,913
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*	724,965	36,248
Tjiwi Kimia Finance BV Company Guar. Notes 4.83% due 04/28/15(2)	237,418	178,063
Tjiwi Kimia Finance BV Company Guar. Notes 4.83% due 04/28/18*(2)	293,490	108,592

		654,400

Special Purpose Entities — 1.2%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13	1,100,000	1,088,461
TransCapitalInvest, Ltd. Notes 8.70% due 08/07/18*	300,000	300,000

		1,388,461

Specified Purpose Acquisitions — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†(7)	600,000	60

Total Foreign Corporate Bonds & Notes (cost $10,695,539)		10,088,091

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Republic of Bulgaria Bonds 8.25% due 01/15/15	310,000	349,091
Russian Federation Bonds 7.50% due 03/31/30(4)	386	434

Total Foreign Government Agencies (cost $353,428)		349,525

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Principal	Market
	Amount/	Value
Security Description	Shares	(Note 2)

MUNICIPAL BONDS & NOTES — 1.9%
U.S. Municipal Bonds & Notes — 1.9%
Chicago Transit Authority Series A 6.90% due 12/01/40	$800,000	$811,896
Chicago Transit Authority Series B 6.90% due 12/01/40(7)	900,000	900,000
Ohio Housing Finance Agency Series F 6.04% due 09/01/17	500,000	501,390

Total Municipal Bonds & Notes (cost $2,199,751)		2,213,286

U.S. GOVERNMENT AGENCIES — 65.4%
Federal Home Loan Mtg. Corp. — 2.7%
4.88% due 06/13/18	1,500,000	1,524,238
5.00% due 02/16/17	900,000	924,929
5.50% due 07/18/16	700,000	742,865

		3,192,032

Federal National Mtg. Assoc. — 56.0%
4.50% due Aug. TBA	1,000,000	915,625
5.00% due 09/01/35	572,599	547,733
5.00% due Aug. TBA	13,500,000	12,816,563
5.50% due 01/01/37	4,313,218	4,234,996
5.50% due 02/01/38	4,462,302	4,376,716
5.50% due Aug. TBA	43,000,000	42,072,834

		64,964,467

Government National Mtg. Assoc. — 6.7%
5.00% due Aug. TBA	7,000,000	6,759,375
6.00% due Sept. TBA	1,000,000	1,007,500

		7,766,875

Total U.S. Government Agencies (cost $75,875,189)		75,923,374

U.S. GOVERNMENT TREASURIES — 11.6%
United States Treasury Notes — 11.6%
3.13% due 04/30/13 (cost $13,542,393)	13,500,000	13,439,885

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(7)	11,286	0

Electric-Integrated — 0.0%
PNM Resources, Inc.	63	738

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.	2	2

Telephone-Integrated — 0.0%
XO Holdings, Inc.	682	327

Total Common Stock (cost $418,866)		1,067

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†*(7) (cost $0)	1	6

WARRANTS — 0.1%
Banks-Commercial — 0.1%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(7)	750	163,500

Telephone-Integrated — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)	1,369	34
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)	1,027	21
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)	1,027	10

		65

Total Warrants (cost $0)		163,565

Total Long-Term Investment Securities (cost $132,287,667)		128,960,764

SHORT-TERM INVESTMENT SECURITIES — 20.9%
Commercial Paper — 20.9%
BankAmerica Corp. 2.70% due 09/09/08	$1,400,000	1,395,905
Barclays U.S. Funding LLC 2.68% due 09/02/08	3,200,000	3,192,377
ING (U.S.) Funding LLC 2.50% due 08/01/08	3,200,000	3,200,000
Lehman Commercial Bank 2.00% due 08/01/08	5,700,000	5,700,000
Lloyds TSB Bank PLC 2.48% due 08/04/08	3,200,000	3,199,340
Rabobank USA Financial Co. 2.65% due 09/29/08	1,100,000	1,095,223
Santander Central Hispano Finance Delaware, Inc. 2.78% due 09/15/08	3,300,000	3,288,533
UniCredito Italiano Bank Ireland PLC 2.65% due 08/06/08	3,200,000	3,198,822

Total Short-Term Investment Securities (cost $24,270,200)		24,270,200

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENTS — 26.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $1,608,016 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.42% due 01/19/10 and having an approximate value of $1,640,918	$1,608,000	$1,608,000
Agreement with First Boston Corp., bearing interest at 2.02%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $29,101,633 and collateralized by $5,933,000 of United States Treasury Bonds, bearing interest at 4.75% due 05/31/12 and $14,668,000 of United States Treasury Bonds, bearing interest at 2.38% due 01/15/25 and $885,000 of United States Treasury Inflation Indexed Bonds bearing interest at 2.38% due 01/15/27 having a combined approximate value of $30,160,416	29,100,000	29,100,000

Total Repurchase Agreements (cost $30,708,000)		30,708,000

TOTAL INVESTMENTS (cost $187,265,867)(5)	158.4%	183,938,964
Liabilities in excess of other assets	(58.4)	(67,826,273)

NET ASSETS	100.0%	$116,112,691

BONDS & NOTES SOLD SHORT — (5.5)%
U.S. Government Agencies — (5.5)%
Federal National Mtg. Assoc.
6.00% due August TBA	(4,000,000)	(4,017,500)

U.S. Treasury Bonds and Notes
3.38% due 06/30/13	(400,000)	(401,938)
3.88% due 06/30/18	(2,000,000)	(1,982,812)

		(2,384,750)

(Proceeds $(6,413,612))		$(6,402,250)

#	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $1,430,349 representing 1.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2008.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Company has filed for Chapter 11 bankruptcy protection subsequent to July 31, 2008.
(7)	Fair valued security; See Note 2
(8)	Bond in default.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Illiquid security.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Written Call Options

						Unrealized
	Contract	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts	Received	July 31, 2008	(Depreciation)

U.S. Treasury Note 5 Year Futures	August 2008	$116.00	23	$7,130	$9,344	$(2,214)

Written Put Options

						Unrealized
	Contract	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts	Received	July 31, 2008	(Depreciation)

U.S. Treasury Note 5 Year Futures	August 2008	$110.00	23	$17,911	$718	$17,193

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	July 31, 2008	(Depreciation)

11	Long	Euro Dollar 90 day Futures	March 2009	$2,661,831	$2,665,163	$3,332
18	Short	U.S. Treasury Long Bonds	September 2008	2,066,344	2,079,000	(12,656)
2	Short	Long Gilt Futures	September 2008	420,109	425,339	(5,230)
21	Short	5 Year U.S. Treasury Notes	September 2008	2,338,029	2,338,055	(26)

						$(14,580)

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*EUR	26,000	USD	41,230	8/26/2008	$729
*MYR	920,062	USD	283,420	8/4/2008	1,430
USD	219,121	GBP	111,000	8/11/2008	718
USD	865,000	CNY	5,872,708	11/13/2008	3,654
USD	539,000	RUB	13,006,070	5/6/2009	8,725

					$15,256

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*USD	355,488	MYR	1,146,884	8/4/2008	$(3,979)
USD	1,226,985	JPY	132,072,000	9/8/2008	(43)
USD	920,062	MYR	283,899	11/12/2008	(1,358)
USD	1,816,000	CNY	11,714,254	7/15/2009	(20,718)

					(26,098)

Net Unrealized Appreciation (Depreciation)					$(10,842)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

CNY  — Yuan Renminbi
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
MYR  — Malaysian Ringgit
RUB  — New Russian Ruble
USD  — United States Dollar

Interest Rate Swap Contracts@

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Barclay’s Bank	EUR	700	03/18/10	5.000%	6 month EURIBOR	$(3,202)	$4,620
	EUR	300	12/17/10	5.500%	3 month LIBOR	1,403	3,865
Morgan Stanley Capital Services	USD	2,000	6/17/10	4.000%	3 month LIBOR	(2,953)	8,266
	EUR	1,200	12/17/10	5.500%	6 month EURIBOR	1,961	19,110
Royal Bank of Scotland	USD	1,800	12/17/28	3 month LIBOR	5.000%	(26,949)	40,124

							$75,985

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Depreciation

Barclay’s Bank	EUR	100	9/17/08	6 month EURIBOR	5.000%	$401	$(2,211)
	GBP	22,000	12/19/09	5.000%	6 month UK LIBOR	(193,972)	(11,684)
	USD	1,100	12/17/23	3 month LIBOR	5.000%	17,325	(18,448)
	GBP	1,100	6/15/37	6 month UK LIBOR	4.000%	(4,486)	(24,374)
Morgan Stanley Capital Services	USD	1,900	12/17/13	3 month LIBOR	4.000%	36,493	(6,798)
	GBP	800	06/15/37	6 month UK LIBOR	4.000%	(4,344)	(16,646)
Royal Bank of Scotland	USD	1,200	12/17/18	5.000%	3 month LIBOR	23,572	(3,193)

							$(83,354)

Total						(154,751)	$(7,369)

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Credit Default Swaps on Securities@

						Unrealized
	Buy/Sell	(Pay)/Receive	Expiration		Notional	Appreciation
Reference Entity	Protection(1)	Fixed Rate	Date	Counterparty	Amount	(Depreciation)

Alcoa, Inc. 6.000% due 07/15/2013(2)	Buy	(1.200)%	09/20/2013	Barclay’s Bank	$500,000	$—
Constellation Energy Group, Inc. 7.000% due 04/01/2012	Buy	(1.360)%	06/20/2012	Bank of America	1,000,000	—
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013(2)	Buy	(0.610)%	06/20/2013	Barclay’s Bank	1,100,000	—
Reynolds American, Inc. 7.250% due 06/01/2013(2)	Buy	(1.200)%	06/20/2013	Barclay’s Bank	500,000	—

						$—

EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
UK LIBOR	—	United Kingdom LIBOR

@	Illiquid security

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, takes delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(2)	Fair valued security; See Note 2

See Notes to Financial Statements

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Diversified Financial Services	9.5%
Federal National Mtg. Assoc.	8.1
United States Treasury Notes	7.9
Federal Home Loan Mtg. Corp.	6.2
Oil Companies-Integrated	4.8
Finance-Investment Banker/Broker	3.7
Medical-Drugs	3.3
Computers	3.0
Telephone-Integrated	2.6
Banks-Super Regional	2.5
Electric-Integrated	2.5
Oil Companies-Exploration & Production	2.4
Multimedia	1.9
Commercial Paper	1.9
Repurchase Agreements	1.9
Tobacco	1.8
Diversified Manufacturing Operations	1.8
Sovereign	1.5
Applications Software	1.4
Transport-Rail	1.4
Aerospace/Defense	1.3
Insurance-Multi-line	1.3
Electronic Components-Semiconductors	1.2
Networking Products	1.1
Banks-Fiduciary	0.9
Enterprise Software/Service	0.9
Cosmetics & Toiletries	0.9
Government National Mtg. Assoc.	0.9
Banks-Commercial	0.9
Medical-HMO	0.8
Oil-Field Services	0.8
Beverages-Non-alcoholic	0.7
Retail-Discount	0.7
Medical Products	0.7
Retail-Drug Store	0.7
Medical-Biomedical/Gene	0.7
Telecom Equipment-Fiber Optics	0.7
Auto/Truck Parts & Equipment-Original	0.7
Food-Retail	0.7
Aerospace/Defense-Equipment	0.6
Special Purpose Entities	0.6
Pharmacy Services	0.6
Insurance-Property/Casualty	0.6
Cable TV	0.6
Machinery-Construction & Mining	0.6
Real Estate Investment Trusts	0.6
Retail-Restaurants	0.6
Auto-Cars/Light Trucks	0.5
Oil & Gas Drilling	0.5
Steel-Producers	0.5
Food-Misc.	0.5
Oil Field Machinery & Equipment	0.5
Insurance-Life/Health	0.5
Consulting Services	0.5
Consumer Products-Misc.	0.4
Food-Wholesale/Distribution	0.4
Wireless Equipment	0.4
Web Portals/ISP	0.4
Agricultural Chemicals	0.4
Chemicals-Diversified	0.4
E-Commerce/Services	0.4
Retail-Apparel/Shoe	0.4
Television	0.3
Industrial Gases	0.3
Metal-Diversified	0.3
Electronic Components-Misc.	0.3
Investment Management/Advisor Services	0.3
Casino Services	0.3
Insurance-Reinsurance	0.3
Retail-Office Supplies	0.3
Semiconductor Equipment	0.3
Medical-Wholesale Drug Distribution	0.2
Diversified Minerals	0.2
Computers-Memory Devices	0.2
Telecom Services	0.2
Containers-Metal/Glass	0.2
Finance-Credit Card	0.2
Coal	0.2
Telecommunication Equipment	0.2
Gas-Distribution	0.2
Finance-Consumer Loans	0.2
Medical Instruments	0.2
Finance-Other Services	0.2
Machinery-Farming	0.2
Retail-Auto Parts	0.2
Oil Refining & Marketing	0.2
United States Treasury Bonds	0.1
Savings & Loans/Thrifts	0.1
Apparel Manufacturers	0.1
Tennessee Valley Authority	0.1
Retail-Regional Department Stores	0.1
Retail-Major Department Stores	0.1
Engineering/R&D Services	0.1
Medical-Generic Drugs	0.1
Banks-Mortgage	0.1
Disposable Medical Products	0.1
Banks-Money Center	0.1
Vitamins & Nutrition Products	0.1
Auto-Heavy Duty Trucks	0.1
Toys	0.1
Cruise Lines	0.1
Advertising Agencies	0.1
Engines-Internal Combustion	0.1
Soap & Cleaning Preparation	0.1
Tools-Hand Held	0.1
Transport-Marine	0.1
Commercial Services-Finance	0.1
Athletic Footwear	0.1
Pipelines	0.1
Distribution/Wholesale	0.1
Therapeutics	0.1
Machinery-General Industrial	0.1
Schools	0.1
Medical-Hospitals	0.1
Electric Products-Misc.	0.1
Retail-Computer Equipment	0.1
Human Resources	0.1
Office Automation & Equipment	0.1
Medical Information Systems	0.1
Cellular Telecom	0.1
Instruments-Scientific	0.1
Funeral Services & Related Items	0.1
Insurance-Mutual	0.1
E-Commerce/Products	0.1
Independent Power Producers	0.1
Semiconductor Components-Integrated Circuits	0.1
Casino Hotels	0.1

108.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 58.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	3,710	$158,380

Aerospace/Defense — 1.3%
Boeing Co.	7,970	487,047
General Dynamics Corp.	7,450	664,093
Lockheed Martin Corp.	6,140	640,586
Northrop Grumman Corp.	2,570	173,192
TransDigm Group, Inc.†	3,850	141,719

		2,106,637

Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	16,890	1,080,622

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	500	81,730
Monsanto Co.	2,530	301,348
Terra Industries, Inc.	1,600	86,400
The Mosaic Co.	1,200	152,652

		622,130

Apparel Manufacturers — 0.1%
VF Corp.	2,400	171,792

Applications Software — 1.4%
Microsoft Corp.	93,260	2,398,647

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,550	149,634

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,100	172,446

Auto/Truck Parts & Equipment-Original — 0.7%
Autoliv, Inc.	3,250	126,880
Johnson Controls, Inc.	31,900	962,104

		1,088,984

Banks-Commercial — 0.2%
Bank of Hawaii Corp.	3,200	161,248
Fulton Financial Corp.	14,100	148,614

		309,862

Banks-Fiduciary — 0.9%
Northern Trust Corp.	5,200	406,484
State Street Corp.	7,440	533,002
The Bank of New York Mellon Corp.	16,600	589,300

		1,528,786

Banks-Super Regional — 2.3%
Bank of America Corp.	43,680	1,437,072
Capital One Financial Corp.	5,950	249,067
Comerica, Inc.	3,700	106,264
KeyCorp.	9,400	99,170
SunTrust Banks, Inc.	1,530	62,822
US Bancorp	31,245	956,409
Wachovia Corp.	10,800	186,516
Wells Fargo & Co.	22,840	691,367

		3,788,687

Beverages-Non-alcoholic — 0.6%
Pepsi Bottling Group, Inc.	4,300	119,755
PepsiAmericas, Inc.	3,400	80,478
The Coca-Cola Co.	17,180	884,770

		1,085,003

Cable TV — 0.1%
The DIRECTV Group, Inc.†	8,250	222,915

Casino Services — 0.3%
Bally Technologies, Inc.†	3,900	123,981
International Game Technology	16,300	353,873

		477,854

Chemicals-Diversified — 0.3%
Celanese Corp., Class A	3,300	127,149
FMC Corp.	2,300	171,051
Rohm & Haas Co.	3,470	260,250

		558,450

Coal — 0.1%
Walter Industries, Inc.	2,200	230,714

Commercial Services-Finance — 0.1%
Paychex, Inc.	4,550	149,786

Computers — 2.9%
Apple, Inc.†	3,797	603,533
Dell, Inc.†	7,310	179,607
Hewlett-Packard Co.	44,940	2,013,312
International Business Machines Corp.	15,280	1,955,534

		4,751,986

Computers-Memory Devices — 0.2%
NetApp, Inc.†	1,390	35,515
SanDisk Corp.†	5,300	74,730
Seagate Technology	7,350	110,029
Western Digital Corp.†	4,250	122,357

		342,631

Consulting Services — 0.5%
Accenture Ltd., Class A	15,000	626,400
Watson Wyatt Worldwide, Inc., Class A	2,750	159,335

		785,735

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	8,130	470,158
Tupperware Brands Corp.	4,300	167,700

		637,858

Containers-Metal/Glass — 0.2%
Ball Corp.	3,050	135,969
Owens-Illinois, Inc.†	3,400	143,616

		279,585

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	3,540	262,916
Procter & Gamble Co.	18,360	1,202,213

		1,465,129

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Cruise Lines — 0.1%
Carnival Corp.	3,000	$110,820
Royal Caribbean Cruises, Ltd.	1,900	48,412

		159,232

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	2,030	188,465

Distribution/Wholesale — 0.1%
Owens & Minor, Inc.	3,200	146,944

Diversified Manufacturing Operations — 1.7%
Danaher Corp.	5,820	463,563
General Electric Co.	28,780	814,186
Honeywell International, Inc.	12,100	615,164
Illinois Tool Works, Inc.	11,950	559,858
Parker Hannifin Corp.	4,950	305,316

		2,758,087

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	1,300	99,242

E-Commerce/Services — 0.4%
eBay, Inc.†	11,100	279,387
Expedia, Inc.†	7,300	142,861
Priceline.com, Inc.†	1,550	178,172

		600,420

Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	6,100	143,045

Electric-Integrated — 2.1%
American Electric Power Co., Inc.	19,780	781,310
CMS Energy Corp.	13,720	185,220
Constellation Energy Group, Inc.	1,370	113,929
Dominion Resources, Inc.	12,600	556,668
DPL, Inc.	5,450	138,321
Edison International	15,900	768,606
Exelon Corp.	4,500	353,790
FirstEnergy Corp.	3,040	223,592
FPL Group, Inc.	1,630	105,184
Sierra Pacific Resources	8,440	95,710
TECO Energy, Inc.	7,150	132,632

		3,454,962

Electronic Components-Misc. — 0.3%
Jabil Circuit, Inc.	9,000	146,340
Tyco Electronics, Ltd.	10,750	356,255

		502,595

Electronic Components-Semiconductors — 1.2%
Altera Corp.	13,040	286,228
Amkor Technology, Inc.†	9,250	81,030
Intel Corp.	8,050	178,629
MEMC Electronic Materials, Inc.†	5,720	264,321
National Semiconductor Corp.	4,500	94,275
NVIDIA Corp.†	5,650	64,636
ON Semiconductor Corp.†	11,200	105,168
QLogic Corp.†	10,250	193,110
Texas Instruments, Inc.	6,800	165,784
Xilinx, Inc.	20,460	508,022

		1,941,203

Engineering/R&D Services — 0.1%
Fluor Corp.	800	65,080
McDermott International, Inc.†	2,850	135,860

		200,940

Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,360	156,562

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	4,920	161,819
Oracle Corp.†	52,120	1,122,144
Sybase, Inc.†	5,309	178,435

		1,462,398

Finance-Commercial — 0.0%
CIT Group, Inc.	2,900	24,592

Finance-Credit Card — 0.2%
American Express Co.	5,300	196,736
Discover Financial Services	6,585	96,470

		293,206

Finance-Investment Banker/Broker — 1.9%
Citigroup, Inc.	27,450	513,041
Investment Technology Group, Inc.†	3,300	98,142
Lehman Brothers Holdings, Inc.	2,300	39,882
Merrill Lynch & Co., Inc.	7,100	189,215
Morgan Stanley	24,450	965,286
TD Ameritrade Holding Corp.†	7,980	158,882
The Goldman Sachs Group, Inc.	6,807	1,252,760

		3,217,208

Finance-Other Services — 0.2%
CME Group, Inc.	210	75,627
NYSE Euronext	1,500	70,860
The Nasdaq OMX Group†	4,050	112,469

		258,956

Food-Misc. — 0.3%
General Mills, Inc.	3,660	235,668
Kraft Foods, Inc., Class A	10,010	318,518

		554,186

Food-Retail — 0.5%
Safeway, Inc.	27,740	741,213
SUPERVALU, Inc.	5,200	133,224

		874,437

Food-Wholesale/Distribution — 0.4%
Fresh Del Monte Produce, Inc.†	6,250	131,750
Sysco Corp.	20,632	585,124

		716,874

Gas-Distribution — 0.1%
Energen Corp.	2,620	157,724

Human Resources — 0.1%
Hewitt Associates, Inc., Class A†	3,700	136,345

Independent Power Producers — 0.0%
Mirant Corp.†	248	7,591

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Industrial Gases — 0.3%
Airgas, Inc.	2,550	$146,064
Praxair, Inc.	3,982	373,233

		519,297

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.†	1,950	118,014

Insurance-Life/Health — 0.1%
AFLAC, Inc.	1,890	105,103
Principal Financial Group, Inc.	2,920	124,129

		229,232

Insurance-Multi-line — 1.0%
ACE, Ltd.	10,370	525,759
Assurant, Inc.	2,500	150,300
Genworth Financial, Inc., Class A	4,300	68,671
Hartford Financial Services Group, Inc.	1,440	91,282
Loews Corp.	3,633	161,886
MetLife, Inc.	11,430	580,301
XL Capital, Ltd., Class A	5,800	103,762

		1,681,961

Insurance-Property/Casualty — 0.5%
Chubb Corp.	9,580	460,223
The Travelers Cos., Inc.	9,950	438,994

		899,217

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	3,100	98,208
RenaissanceRe Holdings, Ltd.	7,049	358,583

		456,791

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,030	86,275
Eaton Vance Corp.	2,350	87,279
Federated Investors, Inc., Class B	3,050	100,223
Invesco, Ltd.	4,000	93,160
Waddell & Reed Financial, Inc., Class A	3,350	111,890

		478,827

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	13,060	907,931

Machinery-Farming — 0.2%
AGCO Corp.†	2,800	167,580
Deere & Co.	1,300	91,208

		258,788

Machinery-General Industrial — 0.1%
Gardner Denver, Inc.†	3,200	145,920

Medical Information Systems — 0.1%
IMS Health, Inc.	6,500	135,850

Medical Instruments — 0.2%
Medtronic, Inc.	5,010	264,678

Medical Products — 0.7%
Johnson & Johnson	14,350	982,544
Zimmer Holdings, Inc.†	1,870	128,862

		1,111,406

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	1,825	114,300
Celgene Corp.†	6,340	478,607
Gilead Sciences, Inc.†	7,630	411,867
Invitrogen Corp.†	3,700	164,095

		1,168,869

Medical-Drugs — 3.2%
Abbott Laboratories	16,392	923,525
Bristol-Myers Squibb Co.	25,800	544,896
Eli Lilly & Co.	15,150	713,716
Merck & Co., Inc.	47,150	1,551,235
Pfizer, Inc.	53,980	1,007,807
Schering-Plough Corp.	28,770	606,472

		5,347,651

Medical-Generic Drugs — 0.1%
Perrigo Co.	5,500	193,765

Medical-HMO — 0.6%
Aetna, Inc.	11,790	483,508
AMERIGROUP Corp.†	4,450	113,030
WellPoint, Inc.†	8,290	434,810

		1,031,348

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	7,730	415,333

Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	4,429	428,506

Multimedia — 1.6%
News Corp., Class A	48,430	684,316
The Walt Disney Co.	43,970	1,334,490
Time Warner, Inc.	41,420	593,134

		2,611,940

Networking Products — 1.1%
Cisco Systems, Inc.†	83,830	1,843,422

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,300	136,267

Oil & Gas Drilling — 0.4%
ENSCO International, Inc.	1,950	134,823
Transocean, Inc.†	4,450	605,333

		740,156

Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	2,500	144,775
Apache Corp.	5,970	669,655
Devon Energy Corp.	1,000	94,890
EOG Resources, Inc.	1,300	130,689
Occidental Petroleum Corp.	18,760	1,478,851
XTO Energy, Inc.	9,465	447,032

		2,965,892

Oil Companies-Integrated — 4.6%
Chevron Corp.	21,900	1,851,864
ConocoPhillips	16,360	1,335,303
Exxon Mobil Corp.	49,100	3,949,113
Marathon Oil Corp.	3,520	174,135
Murphy Oil Corp.	5,000	398,650

		7,709,065

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Field Machinery & Equipment — 0.4%
National-Oilwell Varco, Inc.†	9,550	$750,916

Oil-Field Services — 0.8%
Baker Hughes, Inc.	4,500	373,095
Halliburton Co.	4,800	215,136
Schlumberger, Ltd.	6,860	696,976

		1,285,207

Pharmacy Services — 0.6%
Express Scripts, Inc.†	8,600	606,644
Medco Health Solutions, Inc.†	8,900	441,262

		1,047,906

Real Estate Investment Trusts — 0.5%
Annaly Mtg. Management, Inc.	9,950	149,947
Apartment Investment & Management Co., Class A	4,219	144,163
Hospitality Properties Trust	4,750	101,175
ProLogis	9,760	477,069

		872,354

Recycling — 0.0%
Metalico, Inc.†	4,400	67,760

Retail-Apparel/Shoe — 0.4%
Aeropostale, Inc.†	5,750	185,437
Hanesbrands, Inc.†	5,200	111,488
Ross Stores, Inc.	4,000	151,840
The Gap, Inc.	9,000	145,080

		593,845

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	1,930	79,304
AutoZone, Inc.†	1,350	175,891

		255,195

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,400	137,734

Retail-Discount — 0.5%
Big Lots, Inc.†	4,550	138,593
BJ’s Wholesale Club, Inc.†	4,751	178,305
Family Dollar Stores, Inc.	2,620	61,046
Wal-Mart Stores, Inc.	9,260	542,821

		920,765

Retail-Drug Store — 0.6%
CVS Caremark Corp.	28,990	1,058,135

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	6,100	205,631

Retail-Office Supplies — 0.3%
Staples, Inc.	19,697	443,182

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	4,700	196,977

Retail-Restaurants — 0.6%
McDonald’s Corp.	14,220	850,214
Yum! Brands, Inc.	2,100	75,222

		925,436

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.†	2,000	35,100

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	5,600	93,072
Washington Federal, Inc.	7,450	138,570

		231,642

Schools — 0.1%
ITT Educational Services, Inc.†	1,630	144,385

Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	8,900	89,178

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	2,800	48,496
KLA-Tencor Corp.	5,570	209,376
Lam Research Corp.†	1,500	49,335
Novellus Systems, Inc.†	4,100	83,517

		390,724

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,800	153,636

Steel-Producers — 0.5%
Nucor Corp.	4,450	254,629
United States Steel Corp.	3,480	558,053

		812,682

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	57,430	1,149,174

Telecom Services — 0.1%
Embarq Corp.	3,780	173,011

Telecommunication Equipment — 0.2%
CommScope, Inc.†	2,850	127,082
Harris Corp.	2,700	130,005
Nortel Networks Corp.†	8,754	33,440

		290,527

Telephone-Integrated — 1.6%
AT&T, Inc.	50,712	1,562,437
CenturyTel, Inc.	4,040	150,247
Verizon Communications, Inc.	23,470	798,919
Windstream Corp.	13,050	155,556

		2,667,159

Television — 0.3%
DISH Network Corp. Class A†	18,900	556,038

Therapeutics — 0.1%
Warner Chilcott, Ltd., Class A†	8,650	146,272

Tobacco — 1.8%
Altria Group, Inc.	38,900	791,615
Lorillard, Inc.†	5,076	340,650
Philip Morris International, Inc.	24,900	1,286,085
Reynolds American, Inc.	9,890	552,159

		2,970,509

Tools-Hand Held — 0.1%
Snap-on, Inc.	2,700	151,983

Toys — 0.1%
Hasbro, Inc.	4,150	160,688

Transport-Marine — 0.1%
Genco Shipping & Trading, Ltd.	2,200	149,996

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Rail — 1.4%
CSX Corp.	10,100	$682,558
Norfolk Southern Corp.	21,840	1,570,733

		2,253,291

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	4,100	177,079

Web Portals/ISP — 0.4%
Google, Inc., Class A†	875	414,531
Sohu.com, Inc.†	2,100	158,508
Yahoo!, Inc.†	5,870	116,755

		689,794

Wireless Equipment — 0.4%
QUALCOMM, Inc.	10,860	600,992

Total Common Stock (cost $100,847,446)		97,174,496

ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
American Home Mtg. Assets Series 2006-2, Class 2A1 2.65% due 09/25/46(1)(2)	$637,869	389,607
Asset Backed Securities Corp. Home Equity Series 2006-HE4, Class A5 2.62% due 05/25/36(1)	500,000	446,798
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)	1,000,000	930,611
Bank of America Credit Card Trust Series 2006-C4, Class C4 2.69% due 11/15/11(1)	400,000	388,938
Capital Auto Receivables Asset Trust Series 2006-1, Class A3 5.03% due 10/15/09	110,935	111,074
Capital One Auto Finance Trust Series 2006-A, Class A3 5.33% due 11/15/10	291,467	288,975
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9 4.95% due 09/15/12	1,225,000	1,236,288
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(2)	470,275	474,072
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(2)	419,533	354,588
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	449,582	451,796
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 2.66% due 07/20/46(1)(2)	684,735	397,738
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 2.67% due 03/20/46(1)(2)	586,351	367,859
Countrywide Alternative Loan Trust Series 2006-OA2, Class A1 2.67% due 05/20/46(1)(2)	648,317	394,412
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	817,242	649,033
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 4.60% due 09/25/34(2)	178,856	165,950
Credit Suisse Mtg. Capital Certificates Series 2007-C4, Class A3 6.00% due 07/15/14(2)	580,000	545,615
First Horizon Alternative Mtg. Securities Series 2006-FA4, Class 1A1 6.00% due 08/25/36(2)	447,671	383,159
Ford Credit Auto Owner Trust Series 2006-A, Class A3 5.05% due 03/05/10	108,696	109,105
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	1,000,000	946,113
GSAMP Trust Series 2006-FMT, Class A2C 2.62% due 04/25/36(1)	750,000	631,483
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	712,170	717,988
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(2)(3)	220,000	212,700
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/22(1)(2)	117,400	108,964
Mastr Asset Backed Securities Trust Series 2006-AB1, Class A1 2.60% due 02/25/36(1)	125,775	125,276
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.24% due 11/12/37(2)(3)	1,000,000	950,183
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 2.52% due 06/25/37(1)	456,344	426,967
Residential Funding Mtg. Securities I Series 2007-S8, Class 1A1 6.00% due 09/25/37(2)	705,065	617,345
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	1,014,759
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	281,684	220,946
Wells Fargo Home Equity Trust Series 2006-1, Class A3 2.61% due 05/25/36(1)	500,000	445,078
Wells Fargo Mtg. Backed Securities Trust Series 2007-5, Class 2A3 5.50% due 05/25/22(2)	206,482	192,576

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	$553,069	$533,366
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(2)	419,120	374,851

Total Asset Backed Securities (cost $17,424,487)		15,604,213

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6) (cost $36,000)	36,000	29,880

CORPORATE BONDS & NOTES — 8.4%
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.51% due 12/15/14(1)	65,000	57,850

Auto-Cars/Light Trucks — 0.5%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 3.40% due 10/31/08(1)	400,000	399,549
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	480,000	482,369

		881,918

Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	30,000	26,700
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	10,000	8,600

		35,300

Banks-Super Regional — 0.2%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	230,000	214,694
Wachovia Capital Trust III Bank Guar. 5.80% due 03/15/11(1)(7)	225,000	127,125

		341,819

Beverages-Non-alcoholic — 0.1%
Dr. Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*	165,000	165,908

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	70,000	67,550

Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	35,000	23,800

Cable TV — 0.5%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*	35,000	33,338
Comcast Corp. Company Guar. Notes 3.09% due 07/14/09(1)	400,000	395,290
Comcast Corp. Notes 6.95% due 08/15/37	100,000	96,312
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	70,000	65,975
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	101,475
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	65,000	59,847
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	19,996

		772,233

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	70,000	55,300
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	16,700
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	20,000	15,950

		87,950

Chemicals-Diversified — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	46,913

Chemicals-Specialty — 0.0%
Nalco Co. Senior Notes 7.75% due 11/15/11	25,000	25,250
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	15,000	15,488

		40,738

Coal — 0.0%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	60,000	59,850

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	40,000	37,400

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	255,000	252,709

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Consumer Products-Misc. — 0.1%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	$55,000	$47,850
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	15,000	14,475
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	25,000	23,812

		86,137

Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	20,000	20,500

Containers-Paper/Plastic — 0.0%
Stone Container Corp. Notes 8.38% due 07/01/12	40,000	35,300

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	90,000	80,823
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	110,000	103,910

		184,733

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	240,000	232,515

Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	200,000	190,660
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	180,000	169,046
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	200,000	0
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	25,000	25,000
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	55,000	53,526

		438,232

Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	25,000	20,250

Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	32,463

Energy-Alternate Sources — 0.0%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	35,000	35,000

Enterprise Software/Service — 0.0%
Oracle Corp. Notes 6.50% due 04/15/38	60,000	59,913

Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Guar. Notes 7.80% due 06/01/12	35,000	26,286
GMAC LLC Senior Bonds 6.88% due 08/28/12	70,000	43,932

		70,218

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	50,000	49,220

Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Senior Notes 2.90% due 06/19/09(1)	150,000	147,301
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	125,000	122,254

		269,555

Finance-Investment Banker/Broker — 1.8%
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	445,000	434,683
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	146,591
Credit Suisse First Boston USA, Inc. Senior Notes 2.81% due 12/09/08(1)	500,000	499,146
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	80,903
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12(1)(7)(11)	230,000	121,900
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12(11)	190,000	178,463
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	750,000	747,046
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	110,000	104,826
Morgan Stanley Notes 5.45% due 01/09/17	235,000	203,755
Morgan Stanley Senior Notes 6.63% due 04/01/18	165,000	152,731

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)

The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	$225,000	$186,351
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	55,000	48,612

		2,905,007

Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 3.02% due 03/24/09(1)	25,000	24,518

Food-Misc. — 0.2%
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	20,000	18,700
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	233,441

		252,141
Food-Retail — 0.1%
Safeway, Inc. Senior Notes 6.35% due 08/15/17	105,000	106,945
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	105,000	107,305

		214,250

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	91,912
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	25,000	24,063

		115,975

Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	70,000	58,100

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	85,000	82,450

Insurance-Life/Health — 0.3%
Lincoln National Corp. Jr. Sub. Notes 7.00% due 05/17/66(1)	260,000	228,241
Nationwide Financial Services Sub. Notes 6.75% due 05/15/37	85,000	61,410
Principal Life, Inc. Tranche Trust Senior Notes 5.30% due 04/24/13	165,000	164,729
Reinsurance Group of America, Inc. Jr. Sub. Debentures 6.75% due 12/15/65(1)	135,000	103,803

		558,183

Insurance-Multi-line — 0.2%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	250,000	246,507

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	135,000	113,100

Insurance-Property/Casualty — 0.1%
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(1)	115,000	97,038

Machinery-Construction & Mining — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	73,312

Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	15,000	15,038

Medical Products — 0.1%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	43,200
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17	70,000	73,675

		116,875

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	125,000	124,405

Medical-HMO — 0.2%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	80,000	79,600
UnitedHealth Group, Inc. Senior Notes 2.98% due 06/21/10(1)	250,000	241,436

		321,036

Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	30,000	30,225
HCA, Inc. Senior Notes 9.25% due 11/15/16	35,000	36,050
HCA, Inc. Senior Notes 9.63% due 11/15/16	75,000	77,250

		143,525

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	75,000	78,187

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Multimedia — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	$150,000	$136,303
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	60,000	64,066
Time Warner, Inc. Notes 5.88% due 11/15/16	160,000	149,950
Viacom, Inc. Senior Notes 3.13% due 06/16/09(1)	215,000	213,565

		563,884

Music — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	13,425

Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	14,813
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	15,000	14,962

		29,775

Office Supplies & Forms — 0.1%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	85,000	73,950

Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	125,000	128,619

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	90,000	86,611
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	42,075
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 08/15/14	20,000	19,700
Pemex Project Funding Master Trust Company Guar. Notes 4.59% due 10/15/09(1)	250,000	252,001
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	110,000	101,941

		502,328

Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	55,000	54,245

Oil Refining & Marketing — 0.2%
Enterprise Products Operating LP Senior Notes 6.30% due 09/15/17	180,000	179,001
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	85,000	75,532

		254,533

Paper & Related Products — 0.0%
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	45,000	41,850
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	25,000	23,250

		65,100

Pipelines — 0.1%
Kinder Morgan Energy Partners LP Bonds 6.50% due 02/01/37	95,000	87,962
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	61,154

		149,116

Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	24,438

Publishing-Periodicals — 0.0%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	75,000	58,875

Real Estate Investment Trusts — 0.0%
Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	25,000	21,750
Host Marriott LP Senior Notes 7.13% due 11/01/13	45,000	41,400

		63,150

Resort/Theme Parks — 0.0%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	30,000	28,125

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	35,000	27,674

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	95,000	81,134
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	180,000	181,942
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	55,000	55,286

		318,362

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	$149,409	$138,720

Retail-Regional Department Stores — 0.0%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	20,000	19,600

Special Purpose Entities — 0.3%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	240,000	240,130
Goldman Sachs Capital II Company Guar. Notes 5.79% due 06/01/12(1)(7)	180,000	119,132
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	55,000	54,312

		413,574

Telecom Services — 0.0%
Qwest Corp. Notes 8.88% due 03/15/12	50,000	49,875

Telephone-Integrated — 0.5%
AT&T, Inc. Notes 6.30% due 01/15/38	245,000	230,492
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	446,711
Verizon Communications, Inc. Notes 6.40% due 02/15/38	175,000	163,277

		840,480

Tobacco — 0.0%
Philip Morris International, Inc. Notes 6.38% due 05/16/38	70,000	66,986

Transport-Rail — 0.1%
CSX Corp. Senior Bonds 7.45% due 04/01/38	75,000	70,657

Total Corporate Bonds & Notes (cost $14,707,261)		13,901,112

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Banks-Commercial — 0.7%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(7)	225,000	193,685
HBOS PLC Sub. Notes 5.92% due 10/01/15*(1)(7)	400,000	259,789
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/15/17*(1)(7)	200,000	166,703
Royal Bank of Scotland Group PLC ADR Bonds 6.99% due 09/29/17(1)(7)	100,000	83,532
Shinsei Finance II Bonds 7.16% due 07/25/16*(1)(7)	425,000	277,181
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(1)(7)	200,000	159,728

		1,140,618

Banks-Money Center — 0.1%
Deutsche Bank AG/London Senior Notes 5.38% due 10/12/12	180,000	181,473

Banks-Mortgage — 0.1%
Bancaja U.S. Debt SAU Bank Guar. Notes 2.94% due 07/10/09*(1)	200,000	193,090

Cellular Telecom — 0.1%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	135,000	135,455

Diversified Minerals — 0.2%
Rio Tinto Finance USA Ltd. Guar. Notes 5.88% due 07/15/13	350,000	354,048

Electric-Integrated — 0.1%
E.ON International Finance BV Notes 5.80% due 04/30/18*	200,000	196,469

Finance-Investment Banker/Broker — 0.1%
Credit Suisse Guernsey, Ltd. Jr. Sub. 5.86% due 05/15/17(1)(7)	120,000	97,579

Gas-Distribution — 0.1%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	150,000	128,541

Insurance-Multi-line — 0.1%
XL Capital, Ltd. Senior Notes 6.50% due 04/15/17(1)(7)	260,000	169,000

Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	65,000	59,963

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Oil Companies-Exploration & Production — 0.3%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	$80,000	$75,520
EnCana Corp. Notes 6.63% due 08/15/37	60,000	58,557
Nexen, Inc. Bonds 6.40% due 05/15/37	115,000	106,542
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	300,000	285,279

		525,898

Oil Companies-Integrated — 0.2%
Qatar Petroleum Notes 5.58% due 05/30/11*	180,009	183,665
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	85,000	86,241

		269,906

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14	50,000	42,500

Special Purpose Entities — 0.4%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	210,107	232,693
QBE Capital Funding II LP Company Guar. 6.80% due 06/01/17*(1)(7)	120,000	98,818
Swiss Re Capital I LP Company Guar. 6.85% due 05/25/16*(1)(7)	365,000	312,919

		644,430

Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*	75,000	72,375

Telephone-Integrated — 0.5%
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	45,000	44,297
Telefonica Emisiones SAU Company Guar. Notes 3.10% due 06/19/09(1)	500,000	496,582
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	349,753

		890,632

Television — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	30,000	28,950

Water — 0.0%
Veolia Environnement Notes 6.00% due 06/01/18	70,000	69,736

Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	95,000	95,127

Total Foreign Corporate Bonds & Notes (cost $5,868,305)		5,295,790

FOREIGN GOVERNMENT AGENCIES — 1.4%
Sovereign — 1.4%
Brazilian Government International Bond 12.25% due 03/06/30	150,000	253,500
Federal Republic of Brazil Notes 8.00% due 01/15/18	205,000	228,780
Guatemala Government Bond Notes 9.25% due 08/01/13	150,000	170,281
Republic of Argentina Bonds 3.00% due 04/30/13(1)	500,000	240,000
Russian Federation Notes 12.75% due 06/24/28	120,000	213,024
Ukrainian Soviet Socialist Republic Notes 6.39% due 08/05/09(1)	100,000	100,130
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16	465,000	410,362
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*	125,000	108,750
United Mexican States Bonds 3.49% due 01/13/09(1)	450,000	450,000
United Mexican States Bonds 8.00% due 09/24/22	210,000	253,050

Total Foreign Government Agencies (cost $2,514,155)		2,427,877

U.S. GOVERNMENT AGENCIES — 15.3%
Federal Home Loan Mtg. Corp. — 6.2%
4.88% due 06/13/18	2,110,000	2,144,095
5.00% due 03/01/19	128,828	127,497
5.00% due Aug. TBA	850,000	806,438
5.00% due Sept. TBA	50,000	47,328
5.13% due 10/18/16	245,000	254,084
5.42% due 06/01/37	57,104	57,380
5.46% due 07/01/37	100,530	101,049
5.50% due 07/01/34	474,245	465,719
5.50% due 07/15/37(2)	800,000	752,560
5.50% due Aug. TBA	3,610,000	3,528,775
5.54% due 06/01/37	541,747	544,586
5.57% due 06/01/37	62,929	63,376
6.00% due Aug. TBA	1,050,000	1,055,250
6.50% due 05/01/16	58,968	61,123

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

6.75% due 09/15/29	$245,000	$290,198

		10,299,458

Federal National Mtg. Assoc. — 8.1%
2.87% due 02/25/33(2)	419,790	417,543
4.50% due August TBA	1,190,000	1,140,169
4.50% due Sept. TBA	310,000	296,437
4.88% due 12/15/16	290,000	295,955
5.00% due 03/01/18	152,686	151,634
5.00% due 04/01/18	31,764	31,591
5.00% due 07/01/18	214,523	213,043
5.00% due 08/01/18	198,725	197,355
5.00% due 09/01/18	635,843	631,459
5.00% due 06/01/19	132,163	131,004
5.00% due Aug. TBA	3,650,000	3,517,219
5.50% due 10/01/17	465,360	471,022
5.50% due 11/01/17	124,733	126,251
5.50% due Aug. TBA	300,000	300,937
6.00% due 08/01/17	169,663	173,878
6.00% due Aug. TBA	100,000	102,094
6.50% due Aug. TBA	3,065,000	3,146,413
Federal National Mtg. Assoc. Series 2006-43, Class G 6.50% due 09/25/33(2)	300,992	308,989
Federal National Mtg. Assoc. Series 2006-63, Class AE 6.50% due 10/25/33(2)	533,585	547,795
Federal National Mtg. Assoc. Series 2006-59, Class DC 6.50% due 12/25/33(2)	932,130	957,877
Federal National Mtg. Assoc. Series 2006-78, Class BC 6.50% due 01/25/34(2)	251,269	258,242

		13,416,907

Government National Mtg. Assoc. — 0.9%
5.50% due 01/15/34	1,103,591	1,097,958
5.50% due Aug. TBA	185,000	183,323
7.50% due 01/15/32	165,663	177,849

		1,459,130

Tennessee Valley Authority — 0.1%
4.65% due 06/15/35	248,000	223,851

Total U.S. Government Agencies (cost $25,541,041)		25,399,346

U.S. GOVERNMENT TREASURIES — 8.0%
United States Treasury Bonds — 0.1%
5.00% due 05/15/37	115,000	122,179
6.38% due 08/15/27	100,000	121,774

		243,953

United States Treasury Notes — 7.9%
2.00% due 02/28/10(12)	20,000	19,889
2.13% due 01/31/10(12)	50,000	49,863
2.63% due 05/31/10	8,025,000	8,048,826
3.13% due 11/30/09(12)	50,000	50,551
3.25% due 12/31/09(12)	75,000	75,955
3.38% due 06/30/13	235,000	236,138
3.50% due 05/31/13	1,815,000	1,835,136
3.50% due 02/15/18	55,000	52,993
3.88% due 05/15/18	1,595,000	1,581,293
4.75% due 08/15/17	1,105,000	1,172,595
4.88% due 05/15/09(12)	25,000	25,522

		13,148,761

Total U.S. Government Treasuries (cost $13,310,680)		13,392,714

PUT OPTIONS – PURCHASED — 0.0%
Sovereign — 0.0%
U.S. Treasury Note 5 Year Futures Sept. 2008 (strike price $116.00) (cost $8,023)	8	11,250

Total Long-Term Investment Securities (cost $180,257,398)		173,236,678

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Commercial Paper — 1.9%
Citibank Credit Card Issuance Trust 2.88% due 09/17/08*	1,250,000	1,245,300
CRC Funding LLC 2.82% due 10/02/08*	250,000	248,786
Govco LLC 3.05% due 12/15/08*	1,000,000	988,478
Liberty Street Funding LLC 2.85% due 09/15/08*	750,000	747,328

Total Short-Term Investment Securities (cost $3,229,892)		3,229,892

REPURCHASE AGREEMENT — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $3,105,030 and collateralized by $3,195,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.43% due 11/19/08 and having an approximate value of $3,171,038 (cost $3,105,000)	3,105,000	3,105,000
TOTAL INVESTMENTS (cost $186,592,290) (10)	108.0%	179,571,570
Liabilities in excess of other assets	(8.0)	(13,367,582)

NET ASSETS	100.0%	$166,203,988

BONDS & NOTES SOLD SHORT — (0.1)%
U.S. Government Agencies — (0.1)%
Federal National Mtg. Assoc.
5.50% due September TBA (Proceeds $(240,450))	(240,000)	$(240,450)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $7,108,804 representing 4.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2008.

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of July 31, 2008, maturity date reflects the stated maturity date.
(4)	To the extent permitted by the Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2008, the Balanced Portfolio held the following restricted securities:

					Market
		Principal			Value
	Acquisition	Amount/	Acquisition	Market	Per	% of
Name	Date	Shares	Cost	Value	Share	Net Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000

	3/14/08	1,000	1,000

		36,000		$29,880	$83.00	0.0%

Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	200,000	0	0	0.00	0.0%

						0.0%

				$29,880		0.0%

(5)	Fair valued security; see Note 2
(6)	Illiquid security
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Interest only
(10)	See Note 4 for cost of investments on a tax basis.
(11)	Company has filed for Chapter 11 bankruptcy protection subsequent to July 31, 2008.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

TBA  — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	July 31, 2008	(Depreciation)

54	Long	U.S. Treasury Notes 5 Year Futures	September 2008	$5,956,911	$6,012,141	$55,230
3	Long	U.S. Treasury Notes 30 Year Futures	September 2008	348,897	346,500	(2,397)
17	Short	U.S. Treasury Notes 10 Year Futures	September 2008	1,958,006	1,952,079	5,927
2	Short	U.S. Treasury Notes 2 Year Futures	September 2008	422,875	424,000	(1,125)

						$57,635

Written Put Options

						Unrealized
	Contract	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts	Received	July 31, 2008	(Depreciation)

U.S. Treasury Notes 5 Year Futures	September 2008	$114	8	$3,539	$4,375	$(836)

See Notes to Financial Statements

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	10.3%
United States Treasury Notes	6.9
Oil Companies-Integrated	6.4
Federal Home Loan Mtg. Corp.	4.8
Electric-Integrated	4.3
Insurance-Multi-line	3.6
Finance-Investment Banker/Broker	3.3
Diversified Financial Services	2.9
Banks-Super Regional	2.6
Aerospace/Defense	2.5
Medical-Drugs	2.4
Food-Misc.	2.2
Commercial Paper	2.1
Oil Companies-Exploration & Production	2.1
Telephone-Integrated	2.0
Tobacco	1.9
Banks-Fiduciary	1.8
United States Treasury Bonds	1.7
Diversified Manufacturing Operations	1.6
Medical Products	1.3
Computers	1.2
Retail-Drug Store	1.0
Enterprise Software/Service	1.0
Pipelines	0.9
Beverages-Non-alcoholic	0.9
Chemicals-Diversified	0.9
Aerospace/Defense-Equipment	0.9
Government National Mtg. Assoc.	0.9
Commercial Services-Finance	0.8
Telecom Services	0.8
Multimedia	0.8
Electronic Components-Semiconductors	0.7
Distribution/Wholesale	0.7
Transport-Rail	0.7
Banks-Commercial	0.7
Beverages-Wine/Spirits	0.7
Consumer Products-Misc.	0.6
Gas-Distribution	0.6
Retail-Regional Department Stores	0.6
Medical-HMO	0.6
Advertising Agencies	0.6
Athletic Footwear	0.6
Investment Management/Advisor Services	0.6
Insurance-Property/Casualty	0.6
Auto/Truck Parts & Equipment-Original	0.5
Real Estate Investment Trusts	0.5
Cruise Lines	0.5
Oil-Field Services	0.5
Savings & Loans/Thrifts	0.5
Food-Retail	0.4
Cosmetics & Toiletries	0.4
Medical-Biomedical/Gene	0.4
Consulting Services	0.4
Small Business Administration	0.4
Finance-Credit Card	0.4
Cable TV	0.4
Independent Power Producers	0.4
Cellular Telecom	0.4
Retail-Discount	0.4
Hotels/Motels	0.3
Taxable Municipal Notes	0.3
Metal Processors & Fabrication	0.3
Insurance-Reinsurance	0.3
Wireless Equipment	0.3
Oil Refining & Marketing	0.3
Retail-Office Supplies	0.3
Brewery	0.3
Special Purpose Entities	0.3
Insurance-Life/Health	0.3
Machine Tools & Related Products	0.3
Industrial Gases	0.3
Building-Residential/Commercial	0.3
Finance-Other Services	0.3
Oil & Gas Drilling	0.2
Transport-Services	0.2
Electronic Components-Misc.	0.2
Dialysis Centers	0.2
Optical Supplies	0.2
Motorcycle/Motor Scooter	0.2
Electric-Generation	0.2
Electric-Distribution	0.2
Television	0.2
Coatings/Paint	0.2
Banks-Money Center	0.2
Building Products-Wood	0.1
Computers-Memory Devices	0.1
Sovereign	0.1
Data Processing/Management	0.1
Drug Delivery Systems	0.1
Regional Authority	0.1
Retail-Apparel/Shoe	0.1
Finance-Leasing Companies	0.1
Metal-Aluminum	0.1
Retail-Pet Food & Supplies	0.1
Medical Instruments	0.1
Steel-Producers	0.1
Machinery-Construction & Mining	0.1
Diversified Minerals	0.1
Insurance Brokers	0.1
Finance-Consumer Loans	0.1
Building & Construction Products-Misc.	0.1
Non-Hazardous Waste Disposal	0.1
Networking Products	0.1

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 60.1%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	144,680	$6,176,389

Aerospace/Defense — 2.5%
Lockheed Martin Corp.	173,880	18,140,900
Northrop Grumman Corp.	104,520	7,043,603
Raytheon Co.	9,860	561,330

		25,745,833

Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	137,490	8,796,610

Athletic Footwear — 0.6%
NIKE, Inc., Class B	102,570	6,018,808

Auto/Truck Parts & Equipment-Original — 0.5%
Johnson Controls, Inc.	171,790	5,181,186

Banks-Commercial — 0.2%
East West Bancorp, Inc.	55,340	659,099
UnionBanCal Corp.	29,620	1,591,187

		2,250,286

Banks-Fiduciary — 1.8%
State Street Corp.	108,080	7,742,851
The Bank of New York Mellon Corp.	300,812	10,678,826

		18,421,677

Banks-Super Regional — 2.3%
Bank of America Corp.	351,885	11,577,016
PNC Financial Services Group, Inc.	108,330	7,722,846
SunTrust Banks, Inc.	73,190	3,005,181
Wachovia Corp.	91,940	1,587,804

		23,892,847

Beverages-Non-alcoholic — 0.9%
Pepsi Bottling Group, Inc.	7,460	207,761
PepsiCo, Inc.	107,990	7,187,814
The Coca-Cola Co.	28,700	1,478,050

		8,873,625

Beverages-Wine/Spirits — 0.5%
Diageo PLC(10)	281,720	4,900,081

Brewery — 0.1%
Heineken NV(10)	29,500	1,372,088

Building Products-Wood — 0.1%
Masco Corp.	89,160	1,470,248

Building-Residential/Commercial — 0.3%
Pulte Homes, Inc.	137,460	1,678,387
Toll Brothers, Inc.†	46,450	933,180

		2,611,567

Cable TV — 0.3%
Rogers Communications, Inc.	26,640	899,925
Time Warner Cable, Inc.†	83,370	2,370,209

		3,270,134

Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	5,500	277,695
Vodafone Group PLC ADR	77,574	2,081,310

		2,359,005

Chemicals-Diversified — 0.8%
PPG Industries, Inc. Senior Notes	133,280	8,082,099

Coatings/Paint — 0.2%
The Sherwin-Williams Co.	30,310	1,614,008

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	53,610	2,289,683
Lender Processing Services, Inc.†	35,215	1,174,420
The Western Union Co.	25,570	706,755
Visa, Inc., Class A	23,920	1,747,595

		5,918,453

Computers — 1.2%
Hewlett-Packard Co.	28,260	1,266,048
International Business Machines Corp.	87,960	11,257,121

		12,523,169

Computers-Memory Devices — 0.1%
EMC Corp.†	60,800	912,608
SanDisk Corp.†	38,270	539,607

		1,452,215

Consulting Services — 0.4%
Accenture Ltd., Class A	100,650	4,203,144

Consumer Products-Misc. — 0.6%
Clorox Co.	54,990	2,996,955
Jarden Corp.†	112,240	2,697,127

		5,694,082

Cosmetics & Toiletries — 0.4%
Procter & Gamble Co.	67,440	4,415,971

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.	196,610	5,009,623

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	70,450	1,335,028

Dialysis Centers — 0.2%
DaVita, Inc.†	31,980	1,786,083

Distribution/Wholesale — 0.7%
WESCO International, Inc.†	64,000	2,409,600
WW Grainger, Inc.	54,730	4,898,882

		7,308,482

Diversified Manufacturing Operations — 1.5%
3M Co.	78,210	5,505,202
Danaher Corp.	32,560	2,593,404
Eaton Corp.	50,420	3,581,837
General Electric Co.	75,330	2,131,085
Ingersoll-Rand Co., Ltd., Class A	30,520	1,098,720

		14,910,248

Electric-Integrated — 3.0%
American Electric Power Co., Inc.	96,170	3,798,715
CMS Energy Corp.	60,570	817,695
Dominion Resources, Inc.	62,008	2,739,514
DPL, Inc.	48,480	1,230,422
Entergy Corp.	16,120	1,723,550
FPL Group, Inc.	96,520	6,228,436
Pepco Holdings, Inc.	51,810	1,292,141
PG&E Corp.	169,620	6,535,459

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Electric-Integrated (continued)

PPL Corp.	63,090	$2,962,706
Public Service Enterprise Group, Inc.	90,210	3,770,778

		31,099,416

Electronic Components-Misc. — 0.2%
Flextronics International, Ltd.†	229,070	2,045,595

Electronic Components-Semiconductors — 0.7%
Intel Corp.	341,250	7,572,338

Electronic Design Automation — 0.0%
Synopsys, Inc.†	11,630	279,353

Enterprise Software/Service — 1.0%
Oracle Corp.†	473,250	10,189,072

Finance-Credit Card — 0.3%
American Express Co.	75,190	2,791,053

Finance-Investment Banker/Broker — 2.6%
JP Morgan Chase & Co.	336,310	13,664,275
Merrill Lynch & Co., Inc.	148,370	3,954,061
The Goldman Sachs Group, Inc.	48,060	8,844,962
UBS AG†(10)	18,570	355,345

		26,818,643

Finance-Other Services — 0.3%
Deutsche Boerse AG(10)	22,630	2,580,321

Food-Misc. — 2.1%
General Mills, Inc.	88,870	5,722,339
Hain Celestial Group, Inc.†	4,670	122,074
Kellogg Co.	125,740	6,671,764
Nestle SA(10)	204,480	8,961,464

		21,477,641

Food-Retail — 0.4%
Safeway, Inc.	79,250	2,117,560
The Kroger Co.	70,580	1,996,002

		4,113,562

Gas-Distribution — 0.6%
Sempra Energy	112,410	6,312,946

Hotel/Motels — 0.2%
Wyndham Worldwide Corp.	125,780	2,256,493

Independent Power Producer — 0.4%
NRG Energy, Inc.†	103,950	3,772,346

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	29,570	2,815,360

Insurance Broker — 0.1%
AON Corp.	16,140	739,212

Insurance-Life/Health — 0.3%
Conseco, Inc.†	177,090	1,484,014
Prudential Financial, Inc.	21,360	1,473,199

		2,957,213

Insurance-Multi-line — 3.5%
Allstate Corp.	271,420	12,545,032
Genworth Financial, Inc., Class A	444,970	7,106,171
Hartford Financial Services Group, Inc.	60,490	3,834,461
MetLife, Inc.	232,630	11,810,625

		35,296,289

Insurance-Property/Casualty — 0.4%
Chubb Corp.	26,400	1,268,256
The Travelers Cos., Inc.	73,250	3,231,790

		4,500,046

Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	33,520	851,073
Max Re Capital, Ltd.	95,360	2,238,099

		3,089,172

Investment Management/Advisor Services — 0.6%
Franklin Resources, Inc.	45,680	4,595,865
Invesco, Ltd.	60,270	1,403,688

		5,999,553

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	71,280	2,121,293

Medical Instruments — 0.1%
Boston Scientific Corp.†	94,140	1,119,325

Medical Products — 1.3%
Johnson & Johnson	133,470	9,138,691
The Cooper Cos., Inc.	31,530	1,062,561
Zimmer Holdings, Inc.†	39,500	2,721,945

		12,923,197

Medical-Biomedical/Gene — 0.4%
Amgen, Inc.†	29,090	1,821,907
Genzyme Corp.†	33,540	2,570,841

		4,392,748

Medical-Drugs — 2.3%
Abbott Laboratories	18,170	1,023,698
GlaxoSmithKline PLC(10)	62,650	1,458,546
Merck & Co., Inc.	221,410	7,284,389
Merck KgaA(10)	15,340	1,854,499
Pfizer, Inc.	44,110	823,534
Roche Holding AG(10)	9,170	1,693,410
Wyeth	237,720	9,632,414

		23,770,490

Medical-HMO — 0.6%
UnitedHealth Group, Inc.	82,350	2,312,388
WellPoint, Inc.†	74,760	3,921,162

		6,233,550

Metal Processors & Fabrication — 0.3%
Timken Co.	102,830	3,395,447

Metal-Aluminum — 0.1%
Century Aluminum Co.†	19,360	1,150,371

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	46,470	1,758,425

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Multimedia — 0.6%
The Walt Disney Co.	179,770	$5,456,020
WPP Group PLC(10)	88,920	846,350

		6,302,370

Networking Products — 0.0%
Cisco Systems, Inc.†	22,970	505,110

Oil & Gas Drilling — 0.2%
Nabors Industries, Ltd.†	17,130	624,560
Noble Corp.	35,840	1,859,021

		2,483,581

Oil Companies-Exploration & Production — 1.9%
Apache Corp.	91,900	10,308,423
Devon Energy Corp.	78,030	7,404,267
EOG Resources, Inc.	17,970	1,806,524

		19,519,214

Oil Companies-Integrated — 6.3%
Chevron Corp.	95,231	8,052,733
ConocoPhillips	33,650	2,746,513
Exxon Mobil Corp.	270,616	21,765,645
Hess Corp.	95,110	9,644,154
Marathon Oil Corp.	149,380	7,389,829
Total SA ADR	193,210	14,780,565

		64,379,439

Oil Refining & Marketing — 0.1%
Sunoco, Inc.	33,660	1,366,933

Oil-Field Services — 0.4%
Halliburton Co.	60,240	2,699,957
Helix Energy Solutions Group, Inc.†	17,510	559,094
North American Energy Partners, Inc.†	20,030	362,343

		3,621,394

Optical Supplies — 0.2%
Advanced Medical Optics, Inc.†	101,330	1,759,089

Paper & Related Products — 0.0%
Smurfit-Stone Container Corp.†	4,290	24,496

Pipelines — 0.7%
El Paso Corp.	149,250	2,676,053
Williams Cos., Inc.	136,030	4,359,761

		7,035,814

Retail-Apparel/Shoe — 0.1%
Nordstrom, Inc.	23,360	671,366

Retail-Discount — 0.3%
Wal-Mart Stores, Inc.	48,870	2,864,759

Retail-Drug Store — 1.0%
CVS Caremark Corp.	187,398	6,840,027
Walgreen Co.	93,660	3,216,284

		10,056,311

Retail-Office Supplies — 0.3%
Staples, Inc.	133,770	3,009,825

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	50,490	1,146,628

Retail-Regional Department Stores — 0.6%
Macy’s, Inc.	322,730	6,070,551

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	39,970	664,302
Sovereign Bancorp, Inc.	415,310	3,953,751

		4,618,053

Telecom Services — 0.7%
Embarq Corp.	145,280	6,649,466

Telephone-Integrated — 1.5%
AT&T, Inc.	430,000	13,248,300
Verizon Communications, Inc.	62,710	2,134,648

		15,382,948

Tobacco — 1.8%
Altria Group, Inc.	44,030	896,011
Lorillard, Inc.†	48,330	3,243,426
Philip Morris International, Inc.	270,140	13,952,731

		18,092,168

Transport-Rail — 0.5%
Burlington Northern Santa Fe Corp.	33,520	3,490,438
Norfolk Southern Corp.	21,460	1,543,403

		5,033,841

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	35,210	2,221,047

Wireless Equipment — 0.2%
Nokia Oyj ADR	76,670	2,094,624

Total Common Stock (cost $628,910,640)		614,072,486

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AMFX 5.48% due 01/15/49(4)	$120,761	104,858
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 3.26% due 12/28/40*(2)(5)(6)	850,000	609,930
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(2)(6)	1,000,000	839,844
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(4)	11,581	11,669
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.89% due 06/10/17(3)(4)	2,450,000	2,274,617
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 07/25/35	6,151	6,110
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 08/25/35	125,136	123,649
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/36	550,000	491,596
Credit Suisse Commercial Mtg. Trust Series 2006-C5, Class AM 5.34% due 12/15/39(4)	413,053	361,904

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Credit Suisse Mtg. Capital Series 2007-C5 Class A4 5.70% due 09/15/40(4)	$1,116,407	$1,027,768
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.52% due 03/10/44(3)(4)	630,000	563,756
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	641,000	330,405
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(4)	633,450	629,361
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(4)	293,478	285,665
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/39(4)	1,725,000	1,522,245
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	765,000	688,388
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2006-Class A4 5.55% due 05/12/45(4)	468,000	439,685
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 6.01% due 06/15/49(3)(4)	250,000	233,684
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(4)	800,000	725,397
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(4)	959,574	904,404
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.38% due 05/15/41(3)(4)	192,837	186,985
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(4)	1,270,000	1,191,878
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	1,010,000	888,331
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(3)(4)	1,270,000	1,220,016
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 6.02% due 07/12/50(3)(4)	560,000	382,744
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/48(4)	4,500,000	4,077,352
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-7, Class A4 5.81% due 06/12/50(3)(4)	1,116,407	1,035,722
Morgan Stanley Capital I, Series 1998-HF2, Class X 0.58% due 11/15/30*(3)(4)(7)	6,702,491	94,279
Multi-Family Capital Access One, Inc. Series 1, Class A 6.65% due 01/15/24(4)	83,524	83,392
Nomura Asset Securities Corp. Series 1995-MD3, Class B1 9.94% due 04/04/27*(2)(3)(4)	1,375,481	1,499,444
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(4)	425,000	407,469
Residential Asset Mtg. Products, Inc. Series 2005-RS1, Class AI3 4.11% due 01/25/35	36,778	36,656
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 12/25/35	669,000	261,363
Spirit Master Funding LLC Series 2005-1, Class A1 5.05% due 07/20/23*(2)(4)(6)	776,779	589,031
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	782,854	751,006
Wachovia Bank Commercial Mtg. Trust Series 2007-C30, Class D 5.51% due 12/15/43(4)	369,500	247,608
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(4)	810,000	735,615
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 6.16% due 06/15/45(3)(4)	830,000	769,134
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(4)	950,000	887,943

Total Asset Backed Securities (cost $31,198,276)		27,520,903

CORPORATE BONDS & NOTES — 6.8%
Banks-Super Regional — 0.3%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	313,185
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	585,102
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	545,354
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,628,669

		3,072,310

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Senior Notes 6.12% due 05/01/13*(2)	$260,000	$262,626
Dr. Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*	338,000	339,860

		602,486

Brewery — 0.2%
Miller Brewing Co. Notes 5.50% due 08/15/13*	1,623,000	1,625,618

Building & Construction Products-Misc. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	688,918

Cable TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	672,813

Cellular Telecom — 0.1%
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	326,000	339,674
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	1,105,000	839,800

		1,179,474

Chemicals-Diversified — 0.1%
PPG Industries, Inc. Senior Notes 5.75% due 03/15/13	960,000	968,820

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,210,000	1,209,493

Consumer Products-Misc. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	808,000	805,456

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 5.38% due 10/20/16	408,000	399,223
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	203,704
ZFS Finance USA Trust I Bonds 6.50% due 05/09/37*(5)	1,880,000	1,625,114

		2,228,041

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	520,000	503,782

Drug Delivery Systems — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	306,710
Hospira, Inc. Senior Notes 6.05% due 03/30/17	1,046,000	1,009,755

		1,316,465

Electric-Generation — 0.2%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	1,430,000	1,434,724
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*	309,018	303,106

		1,737,830

Electric-Integrated — 1.0%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	181,300	177,250
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	2,885,020
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	1,448,000	1,497,610
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	1,339,000	1,367,572
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	349,435
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	1,885,000	1,770,294
Midamerican Funding LLC Sec. Notes 6.93% due 03/01/29	166,000	170,914
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	210,000	204,184
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	392,754
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	618,631
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	985,000	950,330

		10,383,994

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	726,784

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/16	1,374,000	1,270,795

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Finance-Investment Banker/Broker — 0.7%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	$598,000	$542,388
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17(11)	1,140,000	1,028,996
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	528,400
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	686,636
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	592,066
Morgan Stanley Senior Notes 6.63% due 04/01/18	442,000	409,133
Morgan Stanley Notes 6.75% due 04/15/11	664,000	674,868
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	1,126,000	1,031,949
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(5)(9)	1,380,000	1,176,484

		6,670,920

Food-Misc. — 0.1%
Kraft Foods, Inc. Notes 6.13% due 08/23/18	580,000	565,521

Food-Retail — 0.0%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	336,080

Hotels/Motels — 0.1%
Marriott International, Inc. Notes 6.38% due 06/15/17	850,000	775,462
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	509,550

		1,285,012

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	340,000	335,250
The Allstate Corp. Senior Notes 5.55% due 05/09/35	73,000	60,608
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	542,077

		937,935

Insurance-Property/Casualty — 0.1%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/67(5)	1,210,000	1,103,822

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	710,000	754,210

Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	658,000	673,648

Medical-Drugs — 0.1%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	780,729
Glaxosmithline Capital, Inc. Company Guar. Notes 4.85% due 05/15/13	351,000	350,973

		1,131,702

Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	63,000	63,630

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health ,Inc. Notes 5.80% due 10/15/16	443,000	432,256

Multimedia — 0.1%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	738,991
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	747,440

		1,486,431

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	619,328

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 5.50% due 05/15/12	470,000	461,757

Oil Companies-Exploration & Production — 0.1%
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	1,248,000	1,334,665

Oil Refining & Marketing — 0.2%
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	565,000	567,975
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,099,345

		1,667,320

Oil-Field Services — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	270,000	273,070

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Pipelines — 0.3%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	$652,000	$697,588
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	794,000	819,602
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	111,563
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	226,884
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	735,949

		2,591,586

Real Estate Investment Trusts — 0.5%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	132,818
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	878,180
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	732,871
Prologis Senior Notes 5.75% due 04/01/16	1,270,000	1,187,612
Simon Property Group LP Notes 5.10% due 06/15/15	1,142,000	1,038,631
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	645,647
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	481,130

		5,096,889

Retail-Apparel/Shoe — 0.1%
Ltd. Brands, Inc. Senior Notes 5.25% due 11/01/14	616,000	519,696

Retail-Building Products — 0.0%
Home Depot Inc Senior Notes 5.25% due 12/16/13	348,000	332,125

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,003,000	856,606

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	611,325

Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.35% due 03/15/12	260,000	241,429

Sovereign Agency — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	327,567

Special Purpose Entities — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,009,000	973,928
Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	449,704

		1,423,632

Telephone-Integrated — 0.3%
AT&T, Inc. Notes 6.50% due 09/01/37	603,000	579,722
BellSouth Corp. Bonds 6.55% due 06/15/34	912,000	862,539
Verizon New York, Inc. Debentures 6.88% due 04/01/12	1,848,000	1,904,874

		3,347,135

Television — 0.2%
CBS Corp. Company Guar. Notes 6.63% due 05/15/11	832,000	834,731
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	789,449

		1,624,180

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	1,390,000	1,361,216

Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	1,230,000	1,194,421
CSX Corp. Senior Notes 6.75% due 03/15/11	51,000	51,949
CSX Corp. Debentures 7.90% due 05/01/17	640,000	656,905

		1,903,275

Total Corporate Bonds & Notes (cost $72,771,288)		69,027,047

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks-Commercial — 0.4%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(5)(9)	$400,000	$343,860
Commonwealth Bank of Australia Senior Notes 5.00% due 11/06/12*	1,047,000	1,048,663
Nordea Bank AB Sub. 5.42% due 04/20/15*(5)(9)	467,000	390,862
Royal Bank of Scotland Group PLC Jr. Sub. 6.99% due 10/05/17*(5)(9)	200,000	166,703
UniCredito Italiano Capital Trust Bank Guar. 9.20% due 10/05/10*(5)(9)	1,112,000	1,125,786
Woori Bank Sub. Debentures Notes 6.13% due 05/03/11*(8)	1,480,000	1,414,686

		4,490,560

Banks-Money Center — 0.1%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(5)(9)	669,000	675,576
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	852,796

		1,528,372

Beverages-Wine/Spirits — 0.2%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	1,720,000	1,741,431

Cellular Telecom — 0.0%
Vodafone Group PLC Notes 5.63% due 02/27/17	235,000	225,650

Commercial Services-Finance — 0.1%
Natixis Notes 10.00% due 04/30/18*(5)(9)	1,124,000	1,075,366

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	825,256

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	870,000	855,371

Electric-Distribution — 0.2%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	1,620,000	1,723,541

Electric-Integrated — 0.3%
E. On International Finance BV Notes 5.80% due 04/30/18*	840,000	825,172
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	637,616
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	887,000	897,296
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*(2)	569,000	563,601

		2,923,685

Finance-Leasing Company — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,200,000	1,160,623

Insurance-Multi-line — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(5)(9)	1,000,000	830,253

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	873,726

Oil Companies-Exploration & Production — 0.1%
Nexen, Inc. Bonds 5.88% due 03/10/35	254,000	222,570
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	516,591

		739,161

Oil Companies-Integrated — 0.1%
Petro Canada Senior Notes 6.05% due 05/15/18	1,075,000	1,054,633

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	779,000	768,899

Special Purpose Entities — 0.1%
MUFG Capital Finance 1, Ltd. Bonds 6.35% due 07/15/16(5)(9)	958,000	821,265
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	725,000	752,019

		1,573,284

Steel-Producers — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	1,092,000	1,048,653

Telecom Services — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	1,119,000	1,191,888

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Senior Notes 5.75% due 03/23/16	$1,099,000	$1,065,883
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	323,729
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	350,000	368,385

		1,757,997

Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	983,316

Total Foreign Corporate Bonds & Notes (cost $28,304,011)		27,371,665

FOREIGN GOVERNMENT AGENCIES — 0.3%
Regional Authority — 0.1%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,256,292

Sovereign — 0.2%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	788,315
State of Israel Bonds 4.63% due 06/15/13	658,000	649,577

		1,437,892

Total Foreign Government Agencies (cost $2,645,189)		2,694,184

TAXABLE MUNICIPAL BONDS & NOTES — 0.3%
Taxable Municipal Notes — 0.3%
California Educational Facilities Authority 5.00% due 03/15/39	1,340,000	1,389,285
Massachusetts Bay Transportation Authority Series A-1 5.25% due 07/01/33	770,000	821,159
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/30	465,000	507,366
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/35	740,000	803,492

Total Taxable Municipal Bonds & Notes (cost $3,690,246)		3,521,302

U.S. GOVERNMENT AGENCIES — 16.3%
Federal Home Loan Mtg. Corp. — 4.8%
4.50% due 08/01/18	816,523	794,929
4.50% due 11/01/18	1,064,308	1,036,162
4.50% due 01/01/19	709,031	690,280
4.50% due 03/01/19	88,724	86,340
4.50% due 08/01/19	48,840	47,396
4.50% due 02/01/20	94,284	91,496
4.50% due 04/01/35	689,683	634,755
4.63% due 10/25/12	2,500,000	2,566,957
5.00% due 03/01/18	458,937	455,056
5.00% due 05/01/18	570,459	565,635
5.00% due 09/01/18	297,167	294,654
5.00% due 02/01/19	743,234	735,555
5.00% due 08/01/20	342,840	338,655
5.00% due 12/01/21	273,034	268,336
5.00% due 09/01/33	1,334,819	1,275,600
5.00% due 11/01/33	881,769	842,650
5.00% due 03/01/34	444,269	424,004
5.00% due 04/01/34	243,335	232,235
5.00% due 05/01/35	290,898	277,265
5.00% due 07/01/35	958,884	913,946
5.00% due 08/01/35	921,794	878,594
5.00% due 09/01/35	428,897	408,797
5.00% due 10/01/35	2,496,709	2,379,702
5.00% due 11/01/35	1,944,719	1,853,581
5.50% due 08/23/17	4,700,000	4,994,084
5.50% due 01/01/19	431,740	435,104
5.50% due 04/01/19	33,943	34,261
5.50% due 06/01/19	25,797	25,998
5.50% due 07/01/19	220,518	222,236
5.50% due 03/01/21	300,324	301,820
5.50% due 10/01/24	366,768	364,146
5.50% due 06/01/25	595,862	590,982
5.50% due 07/01/25	285,484	283,146
5.50% due 08/01/25	440,097	436,493
5.50% due 09/01/25	421,187	417,738
5.50% due 05/01/33	1,372,995	1,350,455
5.50% due 12/01/33	332,200	326,746
5.50% due 01/01/34	1,318,906	1,297,254
5.50% due 04/01/34	166,022	163,037
5.50% due 11/01/34	97,398	95,647
5.50% due 05/01/35	77,138	75,666
5.50% due 09/01/35	220,716	216,506
5.50% due 10/01/35	700,094	686,741
5.50% due 06/01/36	530,700	520,329
5.50% due 01/01/38	1,411,241	1,381,017
6.00% due 04/01/16	67,941	69,364
6.00% due 04/01/17	124,050	126,652
6.00% due 07/01/17	61,700	62,994
6.00% due 10/01/17	89,912	91,797
6.00% due 08/01/19	632,614	645,915
6.00% due 09/01/19	133,464	136,270
6.00% due 11/01/19	199,150	203,332
6.00% due 05/01/21	207,559	211,935
6.00% due 10/01/21	368,434	376,201
6.00% due 02/01/23	522,423	532,279
6.00% due 12/01/25	185,036	187,831
6.00% due 02/01/26	194,345	197,281
6.00% due 04/01/34	101,892	102,844
6.00% due 07/01/34	794,895	802,322
6.00% due 08/01/34	1,748,569	1,764,907
6.00% due 09/01/34	163,700	165,230
6.00% due 07/01/35	305,216	307,591
6.00% due 08/01/35	265,064	267,127
6.00% due 10/01/35	283,713	285,744
6.00% due 11/01/35	665,536	670,715

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

6.00% due 03/01/36	$258,055	$259,821
6.00% due 07/01/36	929,827	935,682
6.00% due 10/01/36	605,604	611,263
6.00% due 11/01/36	1,088,292	1,095,740
6.00% due 01/01/37	480,473	483,761
6.00% due 03/01/37	734,322	738,888
6.00% due 05/01/37	1,079,327	1,086,040
6.00% due 06/01/37	776,320	781,148
6.50% due 05/01/34	81,471	84,051
6.50% due 06/01/34	110,031	113,516
6.50% due 08/01/34	578,726	597,053
6.50% due 10/01/34	306,038	316,590
6.50% due 11/01/34	13,031	13,443
6.50% due 05/01/37	252,943	260,083
6.50% due 07/01/37	1,178,085	1,211,342
6.50% due 02/01/38	671,052	689,996

		48,798,734

Federal National Mtg. Assoc. — 10.3%
4.01% due 08/01/13	83,455	80,034
4.02% due 08/01/13	235,688	226,788
4.50% due 04/01/18	518,083	505,030
4.50% due 06/01/18	666,771	649,972
4.50% due 07/01/18	379,287	369,730
4.50% due 03/01/19	527,143	512,214
4.50% due 04/01/20	516,640	502,008
4.50% due 05/01/20	858,353	830,289
4.50% due 07/01/20	184,639	179,410
4.50% due 11/01/20	429,713	415,663
4.50% due 08/01/33	1,432,857	1,322,079
4.50% due 02/01/35	400,591	368,744
4.50% due 09/01/35	447,654	411,227
4.56% due 05/01/14	472,969	461,607
4.63% due 04/01/14	206,551	202,157
4.67% due 04/01/13	60,499	60,189
4.82% due 12/01/12	635,216	634,028
4.85% due 08/01/14	576,464	569,986
4.87% due 02/01/14	316,645	314,161
4.88% due 03/01/20	159,724	158,333
4.93% due 05/01/15	1,288,520	1,272,483
4.94% due 08/01/15	200,000	200,993
5.00% due 02/01/18	2,083,014	2,069,287
5.00% due 07/01/19	513,582	509,078
5.00% due 09/01/19	283,599	281,112
5.00% due 11/01/19	603,190	597,900
5.00% due 03/01/20	618,533	610,983
5.00% due 05/01/20	556,214	549,424
5.00% due 07/01/20	555,122	548,345
5.00% due 11/01/33	602,551	576,195
5.00% due 03/01/34	793,547	758,572
5.00% due 05/01/34	245,379	234,340
5.00% due 08/01/34	271,442	259,230
5.00% due 09/01/34	700,580	669,061
5.00% due 12/01/34	195,900	187,086
5.00% due 03/01/35	438,759	419,230
5.00% due 06/01/35	1,638,492	1,562,729
5.00% due 07/01/35	3,811,549	3,635,304
5.00% due 08/01/35	911,046	868,920
5.00% due 10/01/35	381,867	364,209
5.00% due 08/01/36	864,775	824,788
5.46% due 11/01/18	763,441	758,178
5.50% due 11/01/17	463,807	469,451
5.50% due 01/01/18	707,194	715,799
5.50% due 02/01/18	401,547	405,931
5.50% due 07/01/19	1,149,433	1,160,187
5.50% due 08/01/19	272,783	275,335
5.50% due 09/01/19	491,345	495,942
5.50% due 12/01/19	141,835	143,162
5.50% due 01/01/21	345,068	347,541
5.50% due 05/01/22	488,352	490,527
5.50% due 05/01/25	354,674	353,188
5.50% due 06/01/25	465,999	462,450
5.50% due 07/01/27	214,334	212,262
5.50% due 02/01/33	752,732	741,080
5.50% due 03/01/33	443,853	436,983
5.50% due 06/01/33	981,113	965,926
5.50% due 07/01/33	3,989,325	3,927,574
5.50% due 11/01/33	1,153,975	1,136,112
5.50% due 12/01/33	206,646	203,448
5.50% due 01/01/34	689,068	678,402
5.50% due 02/01/34	1,441,704	1,418,919
5.50% due 03/01/34	111,998	110,181
5.50% due 04/01/34	441,956	434,659
5.50% due 05/01/34	1,197,949	1,177,534
5.50% due 06/01/34	202,561	199,109
5.50% due 07/01/34	2,048,725	2,013,811
5.50% due 08/01/34	653,260	642,128
5.50% due 09/01/34	3,017,820	2,966,392
5.50% due 10/01/34	3,475,216	3,415,995
5.50% due 11/01/34	5,345,881	5,254,778
5.50% due 12/01/34	1,566,997	1,540,293
5.50% due 01/01/35	5,722,114	5,628,843
5.50% due 02/01/35	546,395	536,691
5.50% due 03/01/35	1,275,981	1,252,841
5.50% due 04/01/35	557,713	547,599
5.50% due 08/01/35	271,595	266,669
5.50% due 09/01/35	1,135,813	1,115,214
5.50% due 12/01/35	1,189,854	1,168,275
5.50% due 04/01/36	769,543	755,587
5.50% due 03/01/37	357,648	350,659
5.50% due 03/01/38	830,855	813,840
5.55% due 02/01/13	291,269	297,658
6.00% due 01/01/17	577,357	591,844
6.00% due 08/01/17	326,687	334,803
6.00% due 03/01/18	80,201	82,193
6.00% due 11/01/18	695,449	712,944
6.00% due 01/01/21	245,325	250,883
6.00% due 05/01/21	232,848	238,123
6.00% due 07/01/21	341,492	349,228
6.00% due 11/01/25	262,834	266,626
6.00% due 03/01/34	304,530	307,090
6.00% due 04/01/34	922,591	930,346
6.00% due 05/01/34	870,447	877,765
6.00% due 06/01/34	1,973,876	1,990,469
6.00% due 07/01/34	1,159,527	1,169,274
6.00% due 08/01/34	1,485,272	1,497,757
6.00% due 09/01/34	526,012	530,434
6.00% due 10/01/34	1,407,185	1,419,166

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

6.00% due 11/01/34	$138,098	$139,259
6.00% due 12/01/34	64,966	65,512
6.00% due 08/01/35	220,740	222,319
6.00% due 09/01/35	625,126	631,770
6.00% due 10/01/35	128,328	129,246
6.00% due 11/01/35	202,067	203,513
6.00% due 12/01/35	1,289,800	1,299,030
6.00% due 02/01/36	1,309,569	1,318,663
6.00% due 03/01/36	566,556	569,990
6.00% due 04/01/36	635,490	639,344
6.00% due 06/01/36	362,166	364,620
6.00% due 08/01/36	290,273	292,032
6.00% due 12/01/36	390,314	392,680
6.00% due 01/01/37	756,544	760,852
6.00% due 02/01/37	571,607	574,862
6.00% due 03/01/37	388,516	390,728
6.00% due 04/01/37	430,560	433,012
6.00% due 05/01/37	548,246	551,368
6.00% due 06/01/37	862,750	867,662
6.00% due 07/01/37	820,232	824,902
6.00% due 09/01/37	393,473	395,714
6.33% due 03/01/11	127,579	135,360
6.50% due 06/01/31	286,311	296,272
6.50% due 07/01/31	84,739	87,687
6.50% due 09/01/31	330,536	342,036
6.50% due 02/01/32	336,742	348,458
6.50% due 07/01/32	707,115	731,895
6.50% due 08/01/32	530,926	549,066
6.50% due 01/01/33	322,051	333,054
6.50% due 04/01/34	73,245	75,541
6.50% due 06/01/34	126,959	130,940
6.50% due 08/01/34	397,127	409,579
6.50% due 03/01/36	196,038	201,572
6.50% due 05/01/36	308,284	316,987
6.50% due 01/01/37	318,873	327,874
6.50% due 02/01/37	1,718,630	1,766,840
6.50% due 04/01/37	329,813	339,053
6.50% due 05/01/37	534,309	549,278
6.50% due 06/01/37	355,743	365,710
6.50% due 07/01/37	453,001	465,693
6.63% due 09/15/09	2,374,000	2,469,238
7.50% due 02/01/30	39,208	42,270
7.50% due 03/01/31	98,733	106,090
7.50% due 01/01/32	78,065	83,882

		105,150,469

Government National Mtg. Assoc. — 0.8%
4.50% due 07/20/33	72,397	66,676
4.50% due 09/20/33	446,943	411,620
4.50% due 12/20/34	135,547	124,754
5.00% due 07/20/33	108,104	104,049
5.00% due 06/15/34	370,219	358,978
5.00% due 10/15/34	222,057	215,141
5.50% due 11/15/32	483,155	481,293
5.50% due 05/15/33	2,321,073	2,311,402
5.50% due 08/15/33	195,602	194,787
5.50% due 12/15/33	612,900	610,340
5.50% due 09/15/34	249,438	248,165
5.50% due 10/15/35	139,742	138,942
6.00% due 09/15/32	659,057	669,286
6.00% due 04/15/33	468,781	475,910
6.00% due 02/15/34	264,310	268,082
6.00% due 07/15/34	236,935	240,316
6.00% due 09/15/34	283,578	287,625
6.00% due 01/20/35	215,253	217,475
6.00% due 02/20/35	283,876	286,807
6.00% due 04/20/35	117,704	118,919
6.00% due 01/15/38	915,431	927,064

		8,757,631

Small Business Administration — 0.4%
Small Business Administration Series 2003-20G, Class 1 4.35% due 07/01/23	119,699	113,411
Small Business Administration Series 2004-20D, Class 1 4.77% due 04/01/24	342,706	332,692
Small Business Administration Series 2005-20C, Class 1 4.95% due 03/01/25	884,103	842,561
Small Business Administration Series 2004-20I, Class 1 4.99% due 09/01/24	526,750	512,755
Small Business Administration Series 2005-20J, Class 1 5.09% due 10/01/25	504,337	491,836
Small Business Administration Series 2004-20E, Class 1 5.18% due 05/01/24	556,848	553,106
Small Business Administration Series 2005-20L, Class 1 5.39% due 12/01/25	435,786	435,831
Small Business Administration Series 2004-20F, Class 1 5.52% due 06/01/24	853,935	858,211

		4,140,403

Total U.S. Government Agencies (cost $168,768,912)		166,847,237

U.S. GOVERNMENT TREASURIES — 8.6%
United States Treasury Bonds — 1.7%
4.50% due 02/15/36	1,838,000	1,802,532
5.38% due 02/15/31	9,857,000	10,831,147
6.00% due 02/15/26	1,143,000	1,331,684
6.25% due 08/15/23	611,000	723,940
6.75% due 08/15/26	1,934,000	2,435,179
8.00% due 11/15/21	318,000	430,194

		17,554,676

United States Treasury Notes — 6.9%
3.50% due 11/15/09	6,515,000	6,618,836
3.50% due 05/31/13	1,900,000	1,921,079
3.88% due 02/15/13	462,000	475,174
4.00% due 02/15/15	1,241,000	1,281,042
4.13% due 08/31/12	4,098,000	4,258,719
4.25% due 11/15/13	2,951,000	3,088,638
4.50% due 03/31/09	8,263,000	8,391,465
4.50% due 11/15/15	505,000	534,314
4.63% due 09/30/08	3,227,000	3,241,873
4.75% due 11/15/08	5,565,000	5,611,518
4.75% due 05/15/14	829,000	890,397

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)

4.75% due 08/15/17	$6,303,000	$6,688,567
4.88% due 08/15/09	3,731,000	3,828,357
4.88% due 08/15/16	3,640,000	3,913,284
5.13% due 06/30/11	2,055,000	2,186,167
6.50% due 02/15/10	16,348,000	17,377,417

		70,306,847

Total U.S. Government Treasuries (cost $85,540,334)		87,861,523

Total Long-Term Investment Securities (cost $1,021,828,896)		998,916,347

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 2.1%
General Electric Capital Corp. 2.21% due 08/01/08 (cost $21,746,000)	21,746,000	21,746,000

TOTAL INVESTMENTS (cost $1,043,574,896)(1)	99.9%	1,020,662,347
Other assets less liabilities	0.1	1,227,332

NET ASSETS	100.0%	$1,021,889,679

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $24,022,104 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Illiquid security
(3)	Variable Rate Security — the rate reflected is as of July 31, 2008, maturity date reflects the stated maturity date.
(4)	Collateralized Mortgage Obligation
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2008.
(6)	Fair valued security; see Note 2
(7)	Interest Only
(8)	Variable Rate Security — the rate reflected is as of July 31, 2008, maturity date reflects next reset date.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(11)	Company has filed for Chapter 11 bankruptcy protection subsequent to July 31, 2008.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Electric-Integrated	29.7%
Telephone-Integrated	10.3
Cellular Telecom	9.1
Independent Power Producers	7.2
Pipelines	7.0
Cable TV	6.3
Oil Companies-Exploration & Production	6.2
Gas-Distribution	4.5
Telecom Services	3.9
Commercial Paper	3.7
Electric-Generation	2.6
Oil-Field Services	2.5
Electric-Distribution	1.6
Electric-Transmission	1.0
Broadcast Services/Program	0.8
Energy-Alternate Sources	0.6
Mining	0.6
Oil Field Machinery & Equipment	0.6
Water	0.5
Oil Companies-Integrated	0.5
Building-Heavy Construction	0.4
Oil & Gas Drilling	0.3
Coal	0.2

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 91.1%
Broadcast Services/Program — 0.8%
Grupo Televisa SA ADR	22,470	$505,350

Building-Heavy Construction — 0.4%
Acciona SA(2)	1,130	237,496

Cable TV — 6.0%
Comcast Corp., Special Class A	18,280	375,471
Megacable Holdings SA de CV†	111,840	245,098
Rogers Communications, Inc.	39,360	1,329,618
The DIRECTV Group, Inc.†	16,800	453,936
Time Warner Cable, Inc.†	43,530	1,237,558

		3,641,681

Cellular Telecom — 9.1%
America Movil SAB de CV, Series L ADR	22,990	1,160,765
Cellcom Israel, Ltd.	24,860	823,860
Hutchison Telecommunications International, Ltd.†(2)	296,000	388,094
Mobile Telesystems OJSC ADR	8,170	583,338
MTN Group, Ltd.(2)	22,390	385,723
NII Holdings, Inc.†	20,390	1,114,517
Vodafone Group PLC(2)	395,128	1,060,911

		5,517,208

Coal — 0.2%
Peabody Energy Corp.	1,900	128,535

Electric-Generation — 1.7%
The AES Corp.†	62,090	1,002,133

Electric-Integrated — 29.7%
Allegheny Energy, Inc.	22,600	1,093,840
American Electric Power Co., Inc.	30,490	1,204,355
CMS Energy Corp.	79,590	1,074,465
Constellation Energy Group, Inc.	12,770	1,061,953
Dominion Resources, Inc.	11,150	492,607
DPL, Inc.	27,320	693,382
E.ON AG(2)	8,939	1,705,651
Edison International	25,930	1,253,456
Electricite de France	3,800	329,488
Enersis SA/Chile ADR	8,400	149,688
Entergy Corp.	1,100	117,612
Exelon Corp.	1,900	149,378
FirstEnergy Corp.	10,180	748,739
Fortum Oyj(2)	4,200	185,597
FPL Group, Inc.	2,770	178,748
International Power PLC(2)	113,010	919,146
MDU Resources Group, Inc.	19,910	635,328
Northeast Utilities	36,990	930,668
Oesterreichische Elektrizitaetswirtschafts AG(2)	4,550	362,430
PG&E Corp.	21,570	831,092
Portland General Electric Co.	3,530	82,920
PPL Corp.	21,400	1,004,944
Public Service Enterprise Group, Inc.	27,120	1,133,616
RWE AG(2)	3,500	419,782
Scottish and Southern Energy PLC(2)	12,550	347,378
Suez SA (Paris)(2)	16	955
Wisconsin Energy Corp.	2,710	122,275
Xcel Energy, Inc.	35,000	702,101

		17,931,594

Electric-Transmission — 1.1%
Red Electrica de Espana(2)	10,493	631,446

Energy-Alternate Sources — 0.6%
EDP Renovaveis SA(2)†	14,218	142,604
Iberdrola Renovables†(2)	32,500	215,292

		357,896

Gas-Distribution — 4.5%
Enagas SA(2)	16,232	418,377
Energen Corp.	8,800	529,760
Gaz de France SA(2)	1,512	94,489
Sempra Energy	30,310	1,702,210

		2,744,836

Independent Power Producers — 6.1%
Dynegy, Inc., Class A†	90,480	608,931
NRG Energy, Inc.†	62,480	2,267,399
Reliant Energy, Inc.†	43,480	787,423

		3,663,753

Oil & Gas Drilling — 0.3%
Noble Corp.	3,960	205,405

Oil Companies-Exploration & Production — 6.2%
Chesapeake Energy Corp.	1,900	95,285
EOG Resources, Inc.	600	60,318
Equitable Resources, Inc.	34,510	1,803,147
OAO Gazprom ADR (New York)	6,900	332,580
OAO Gazprom ADR (London)(2)	3,930	188,292
Questar Corp.	17,520	926,458
XTO Energy, Inc.	7,485	353,517

		3,759,597

Oil Companies-Integrated — 0.5%
Chevron Corp.	3,600	304,416

Oil Field Machinery & Equipment — 0.6%
National-Oilwell Varco, Inc.†	4,200	330,246

Oil-Field Services — 2.5%
Baker Hughes, Inc.	1,900	157,529
Halliburton Co.	22,300	999,486
Schlumberger, Ltd.	3,700	375,920

		1,532,935

Pipelines — 6.1%
El Paso Corp.	84,460	1,514,368
Spectra Energy Corp.	30,800	836,836
Williams Cos., Inc.	42,330	1,356,676

		3,707,880

Telecom Services — 3.9%
Embarq Corp.	19,860	908,992
Telenor ASA(2)	34,310	518,461
TELUS Corp.	15,220	535,104
Tim Participacoes SA ADR	13,720	370,440

		2,332,997

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Telephone-Integrated — 10.3%
AT&T, Inc.	43,622	$1,343,994
Koninklijke KPN NV(2)	46,850	816,243
Philippine Long Distance Telephone Co.(2)	4,370	247,805
Philippine Long Distance Telephone Co. ADR	5,220	296,757
Qwest Communications International, Inc.	109,010	417,508
Telecom Argentina SA ADR†	21,330	286,035
Telefonica SA(2)	52,946	1,379,320
Telkom SA, Ltd.(2)	12,690	239,171
Verizon Communications, Inc.	26,880	914,995
Windstream Corp.	23,100	275,352

		6,217,180

Water — 0.5%
Veolia Environnement(2)	5,768	307,986

Total Common Stock (cost $59,017,894)		55,060,570

PREFERRED STOCK — 4.7%
Cable TV — 0.3%
NET Servicos de Comunicacao SA†	14,114	174,995

Electric-Distribution — 1.5%
Eletropaulo Metropolitana de Sao Paulo SA Class B	39,220	936,492

Electric-Generation — 0.9%
AES Tiete SA	46,500	547,740

Independent Power Producer — 1.2%
NRG Energy, Inc. 5.75%	2,280	710,790

Pipelines — 0.8%
El Paso Corp. 4.99%	350	506,187

Total Preferred Stock (cost $2,415,236)		2,876,204

CONVERTIBLE BONDS & NOTES — 0.6%
Mining — 0.6%
Peabody Energy Corp. Jr. Sub-Debentures 4.75% due 12/15/66 (cost $285,420)	$256,000	344,000

Total Long-Term Investment Securities (cost $61,718,550)		58,280,774

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Commercial Paper — 3.7%
General Electric Capital Corp. 2.21% due 08/01/08 (cost $2,216,000)	2,216,000	2,216,000
TOTAL INVESTMENTS (cost $63,934,550)(1)	100.1%	60,496,774
Liabilities in excess of other assets	(0.1)	(58,480)

NET ASSETS	100.0%	$60,438,294

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value procedures for foreign equity securities.
ADR — American Depository Receipt

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*USD	2,800,854	EUR	1,798,444	08/25/2008	$801
*USD	64,654	GBP	32,968	08/26/2008	567

					$1,368

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*GBP	793,728	USD	1,556,274	08/26/2008	$(13,977)
*EUR	4,744,361	USD	7,366,803	08/25/2008	(24,055)

					(38,032)

Net Unrealized Appreciation (Depreciation)					$(36,664)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

          EUR  — Euro Dollar
          GBP  — British Pound

See Notes to Financial Statements

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	7.1%
Diversified Manufacturing Operations	4.4
Medical-Drugs	4.3
Computers	4.3
Finance-Investment Banker/Broker	3.8
Repurchase Agreements	3.7
Banks-Super Regional	3.7
Electric-Integrated	3.3
Telephone-Integrated	2.8
Medical Products	2.8
Oil Companies-Exploration & Production	2.5
Cosmetics & Toiletries	2.3
Oil-Field Services	2.1
Electronic Components-Semiconductors	2.0
Applications Software	2.0
Beverages-Non-alcoholic	1.9
Retail-Discount	1.8
Medical-Biomedical/Gene	1.7
Insurance-Multi-line	1.6
Tobacco	1.6
Multimedia	1.5
Aerospace/Defense	1.5
Networking Products	1.3
Web Portals/ISP	1.2
Food-Misc.	1.2
Transport-Rail	1.1
Wireless Equipment	1.1
Real Estate Investment Trusts	1.1
Transport-Services	0.9
Medical-HMO	0.9
Medical Instruments	0.9
Enterprise Software/Service	0.9
Retail-Restaurants	0.9
Commercial Services-Finance	0.8
Insurance-Life/Health	0.8
Chemicals-Diversified	0.8
Retail-Drug Store	0.8
Banks-Fiduciary	0.7
Cable TV	0.7
Oil & Gas Drilling	0.7
Retail-Building Products	0.6
Aerospace/Defense-Equipment	0.6
Agricultural Chemicals	0.6
Insurance-Property/Casualty	0.6
Brewery	0.5
Investment Management/Advisor Services	0.5
Finance-Credit Card	0.4
Pipelines	0.4
Industrial Gases	0.4
Machinery-Construction & Mining	0.4
Steel-Producers	0.4
Computers-Memory Devices	0.4
Oil Field Machinery & Equipment	0.4
Pharmacy Services	0.4
Instruments-Scientific	0.4
U.S. Government Treasuries	0.4
Consumer Products-Misc.	0.4
Electric Products-Misc.	0.4
Food-Retail	0.3
Coal	0.3
Metal-Diversified	0.3
Banks-Commercial	0.3
Telecom Equipment-Fiber Optics	0.3
E-Commerce/Services	0.3
Semiconductor Equipment	0.3
Computer Services	0.3
Finance-Other Services	0.3
Machinery-Farming	0.3
Insurance Brokers	0.3
Chemicals-Specialty	0.2
Metal-Aluminum	0.2
Retail-Major Department Stores	0.2
Medical-Wholesale Drug Distribution	0.2
Oil Refining & Marketing	0.2
Retail-Apparel/Shoe	0.2
Internet Security	0.2
E-Commerce/Products	0.2
Food-Confectionery	0.2
Engineering/R&D Services	0.2
Savings & Loans/Thrifts	0.2
Athletic Footwear	0.2
Electronic Forms	0.2
Mining	0.2
Retail-Regional Department Stores	0.2
Non-Hazardous Waste Disposal	0.2
Forestry	0.2
Electronic Components-Misc.	0.2
Gas-Distribution	0.2
Auto/Truck Parts & Equipment-Original	0.2
Agricultural Operations	0.2
Apparel Manufacturers	0.2
Advertising Agencies	0.2
Retail-Office Supplies	0.2
Finance-Mortgage Loan/Banker	0.2
Paper & Related Products	0.2
Hotels/Motels	0.2
Auto-Cars/Light Trucks	0.2
Food-Wholesale/Distribution	0.1
Office Automation & Equipment	0.1
Retail-Consumer Electronics	0.1
Cruise Lines	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical Labs & Testing Services	0.1
Health Care Cost Containment	0.1
Auto-Heavy Duty Trucks	0.1
Entertainment Software	0.1
Medical-Generic Drugs	0.1
Engines-Internal Combustion	0.1
Electronic Measurement Instruments	0.1
Toys	0.1
Electronics-Military	0.1
Airlines	0.1
Television	0.1
Distribution/Wholesale	0.1
Metal Processors & Fabrication	0.1
Building-Residential/Commercial	0.1
Electric-Generation	0.1
Disposable Medical Products	0.1
Motorcycle/Motor Scooter	0.1
Data Processing/Management	0.1
Schools	0.1
Tools-Hand Held	0.1
Finance-Consumer Loans	0.1
Containers-Paper/Plastic	0.1

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited) — (continued)

Diversified Operations	0.1%
Diversified Financial Services	0.1
Telecom Services	0.1
Quarrying	0.1
Retail-Bedding	0.1
Computer Aided Design	0.1
Retail-Computer Equipment	0.1
Industrial Automated/Robotic	0.1
Casino Services	0.1
Appliances	0.1
Human Resources	0.1
Drug Delivery Systems	0.1
Building Products-Wood	0.1
Publishing-Newspapers	0.1
Retail-Auto Parts	0.1
Beverages-Wine/Spirits	0.1
Printing-Commercial	0.1

101.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.0%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.†	1,180	$10,372
Omnicom Group, Inc.	753	32,146

		42,518

Aerospace/Defense — 1.5%
Boeing Co.	1,767	107,981
General Dynamics Corp.	938	83,613
Lockheed Martin Corp.	794	82,838
Northrop Grumman Corp.	820	55,260
Raytheon Co.	994	56,589
Rockwell Collins, Inc.	406	20,174

		406,455

Aerospace/Defense-Equipment — 0.6%
Goodrich Corp.	295	14,497
United Technologies Corp.	2,289	146,450

		160,947

Agricultural Chemicals — 0.6%
Monsanto Co.	1,290	153,652

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	1,515	43,374

Airlines — 0.1%
Southwest Airlines Co.	1,815	28,296

Apparel Manufacturers — 0.2%
Coach, Inc.†	803	20,485
Polo Ralph Lauren Corp.	132	7,810
VF Corp.	202	14,459

		42,754

Appliances — 0.1%
Whirlpool Corp.	204	15,443

Applications Software — 2.0%
Citrix Systems, Inc.†	455	12,121
Compuware Corp.†	616	6,776
Intuit, Inc.†	756	20,662
Microsoft Corp.	18,829	484,282

		523,841

Athletic Footwear — 0.2%
NIKE, Inc., Class B	892	52,343

Audio/Video Products — 0.0%
Harman International Industries, Inc.	152	6,258

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	5,375	25,800
General Motors Corp.	1,372	15,188

		40,988

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	858	36,087

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	1,440	43,430

Banks-Commercial — 0.3%
BB&T Corp.	1,287	36,062
First Horizon National Corp.	300	2,820
M&T Bank Corp.	198	13,935
Marshall & Ilsley Corp.	609	9,257
Regions Financial Corp.	1,684	15,964
Zions Bancorp	272	7,962

		86,000

Banks-Fiduciary — 0.7%
Northern Trust Corp.	450	35,177
State Street Corp.	936	67,055
The Bank of New York Mellon Corp.	2,690	95,495

		197,727

Banks-Super Regional — 3.7%
Bank of America Corp.	10,724	352,820
Capital One Financial Corp.	883	36,962
Comerica, Inc.	383	11,000
Fifth Third Bancorp	1,352	18,887
Huntington Bancshares, Inc.	860	6,037
KeyCorp.	986	10,402
National City Corp.	1,820	8,609
PNC Financial Services Group, Inc.	813	57,959
SunTrust Banks, Inc.	828	33,998
US Bancorp	4,094	125,317
Wachovia Corp.	5,028	86,834
Wells Fargo & Co.	7,768	235,137

		983,962

Beverages-Non-alcoholic — 1.9%
Coca-Cola Enterprises, Inc.	716	12,122
Pepsi Bottling Group, Inc.	354	9,859
PepsiCo, Inc.	3,730	248,269
The Coca-Cola Co.	4,699	241,998

		512,248

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	45	3,238
Constellation Brands, Inc., Class A†	521	11,212

		14,450

Brewery — 0.5%
Anheuser-Busch Cos., Inc.	1,732	117,360
Molson Coors Brewing Co., Class B	335	18,080

		135,440

Building Products-Wood — 0.1%
Masco Corp.	893	14,726

Building-Residential/Commercial — 0.1%
Centex Corp.	332	4,874
D.R. Horton, Inc.	647	7,195
KB Home	186	3,272
Lennar Corp., Class A	375	4,537
Pulte Homes, Inc.	502	6,129

		26,007

Cable TV — 0.7%
Comcast Corp., Class A	6,965	143,618
Scripps Networks Interactive, Inc.† Class A	125	5,068
The DIRECTV Group, Inc.†	1,738	46,961

		195,647

Casino Services — 0.1%
International Game Technology	729	15,827

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Chemicals-Diversified — 0.8%
E.I. du Pont de Nemours & Co.	2,119	$92,833
PPG Industries, Inc.	396	24,013
Rohm & Haas Co.	313	23,475
The Dow Chemical Co.	2,189	72,916

		213,237

Chemicals-Specialty — 0.2%
Ashland, Inc.	145	6,056
Eastman Chemical Co.	197	11,812
Ecolab, Inc.	441	19,713
Hercules, Inc.	94	1,885
International Flavors & Fragrances, Inc.	187	7,521
Sigma-Aldrich Corp.	300	18,222

		65,209

Coal — 0.3%
CONSOL Energy, Inc.	443	32,955
Massey Energy Co.	192	14,256
Peabody Energy Corp.	638	43,160

		90,371

Coatings/Paint — 0.0%
The Sherwin-Williams Co.	232	12,354

Commercial Services — 0.0%
Convergys Corp.†	339	4,305

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	1,220	52,106
Equifax, Inc.	331	11,615
H&R Block, Inc.	788	19,172
Mastercard, Inc., Class A	171	41,750
Moody’s Corp.	477	16,604
Paychex, Inc.	754	24,822
The Western Union Co.	1,740	48,094
Total Systems Services, Inc.	475	9,300

		223,463

Computer Aided Design — 0.1%
Autodesk, Inc.†	527	16,806

Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	252	12,146
Cognizant Technology Solutions Corp., Class A†	588	16,505
Computer Sciences Corp.†	372	17,622
Electronic Data Systems Corp.	1,183	29,350
Unisys Corp.†	837	3,089

		78,712

Computers — 4.3%
Apple, Inc.†	2,074	329,662
Dell, Inc.†	4,754	116,806
Hewlett-Packard Co.	5,801	259,885
International Business Machines Corp.	3,231	413,503
Sun Microsystems, Inc.†	1,838	19,538

		1,139,394

Computers-Integrated Systems — 0.0%
Teradata Corp.†	422	9,883

Computers-Memory Devices — 0.4%
EMC Corp.†	4,863	72,994
NetApp, Inc.†	808	20,644
SanDisk Corp.†	528	7,445
Seagate Technology†(1)(2)	1,206	0

		101,083

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	239	8,384

Consumer Products-Misc. — 0.4%
Clorox Co.	336	18,312
Fortune Brands, Inc.	371	21,262
Kimberly-Clark Corp.	985	56,963

		96,537

Containers-Metal/Glass — 0.0%
Ball Corp.	221	9,852

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	45	1,267
Pactiv Corp.†	341	8,221
Sealed Air Corp.	391	8,485

		17,973

Cosmetics & Toiletries — 2.3%
Avon Products, Inc.	1,004	42,569
Colgate-Palmolive Co.	1,195	88,753
Procter & Gamble Co.	7,181	470,212
The Estee Lauder Cos., Inc., Class A	247	10,893

		612,427

Cruise Lines — 0.1%
Carnival Corp.	1,058	39,083

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	186	3,525
Fiserv, Inc.†	386	18,458

		21,983

Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	285	8,901

Dialysis Centers — 0.0%
DaVita, Inc.†	153	8,545

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	247	22,931

Distribution/Wholesale — 0.1%
Genuine Parts Co.	267	10,709
WW Grainger, Inc.	172	15,396

		26,105

Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.†	176	17,565

Diversified Manufacturing Operations — 4.5%
3M Co.	1,656	116,566
Cooper Industries, Ltd., Class A	436	18,386
Danaher Corp.	614	48,905
Dover Corp.	482	23,922
Eaton Corp.	356	25,290
General Electric Co.	23,445	663,259
Honeywell International, Inc.	1,745	88,716
Illinois Tool Works, Inc.	935	43,805

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)

Ingersoll-Rand Co., Ltd., Class A	786	$28,296
ITT, Inc.	454	30,400
Leggett & Platt, Inc.	189	3,686
Parker Hannifin Corp.	409	25,227
Textron, Inc.	586	25,473
Tyco International, Ltd.	1,134	50,531

		1,192,462

Diversified Operations — 0.1%
Leucadia National Corp.	393	17,595

Drug Delivery Systems — 0.1%
Hospira, Inc.†	395	15,073

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	728	55,576

E-Commerce/Services — 0.3%
eBay, Inc.†	2,601	65,467
Expedia, Inc.†	504	9,863
IAC/InterActive Corp.†	354	6,181

		81,511

Electric Products-Misc. — 0.4%
Emerson Electric Co.	1,837	89,462
Molex, Inc.	286	7,015

		96,477

Electric-Generation — 0.1%
The AES Corp.†	1,580	25,501

Electric-Integrated — 3.3%
Allegheny Energy, Inc.	423	20,473
Ameren Corp.	505	20,750
American Electric Power Co., Inc.	970	38,315
CenterPoint Energy, Inc.	839	13,231
CMS Energy Corp.	529	7,142
Consolidated Edison, Inc.	659	26,162
Constellation Energy Group, Inc.	419	34,844
Dominion Resources, Inc.	1,418	62,647
DTE Energy Co.	384	15,736
Duke Energy Corp.	2,975	52,300
Edison International	767	37,077
Entergy Corp.	465	49,718
Exelon Corp.	1,544	121,389
FirstEnergy Corp.	739	54,353
FPL Group, Inc.	960	61,949
Integrys Energy Group, Inc.	181	9,242
Pepco Holdings, Inc.	492	12,270
PG&E Corp.	858	33,059
Pinnacle West Capital Corp.	25	839
PPL Corp.	877	41,184
Progress Energy, Inc.	628	26,571
Public Service Enterprise Group, Inc.	1,232	51,498
Southern Co.	1,840	65,118
TECO Energy, Inc.	171	3,172
Xcel Energy, Inc.	1,060	21,264

		880,303

Electronic Components-Misc. — 0.2%
Jabil Circuit, Inc.	521	8,472
Tyco Electronics, Ltd.	1,124	37,249

		45,721

Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	1,445	6,083
Altera Corp.	706	15,497
Broadcom Corp., Class A†	1,052	25,553
Intel Corp.	13,304	295,216
LSI Logic Corp.†	1,500	10,410
MEMC Electronic Materials, Inc.†	535	24,722
Microchip Technology, Inc.	454	14,496
Micron Technology, Inc.†	1,843	8,902
National Semiconductor Corp.	507	10,622
NVIDIA Corp.†	1,346	15,398
QLogic Corp.†	311	5,859
Texas Instruments, Inc.	3,111	75,846
Xilinx, Inc.	656	16,289

		524,893

Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,251	51,729

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	848	30,579

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	304	30,002

Engineering/R&D Services — 0.2%
Fluor Corp.	418	34,004
Jacobs Engineering Group, Inc.†	268	20,727

		54,731

Engines-Internal Combustion — 0.1%
Cummins, Inc.	478	31,711

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	475	15,623
CA, Inc.	919	21,927
Novell, Inc.†	875	4,874
Oracle Corp.†	9,330	200,875

		243,299

Entertainment Software — 0.1%
Electronic Arts, Inc.†	764	32,990

Filtration/Separation Products — 0.0%
Pall Corp.	297	12,005

Finance-Commercial — 0.0%
CIT Group, Inc.	688	5,834

Finance-Consumer Loans — 0.1%
SLM Corp.†	1,138	19,494

Finance-Credit Card — 0.4%
American Express Co.	2,725	101,152
Discover Financial Services	1,128	16,525

		117,677

Finance-Investment Banker/Broker — 3.8%
Citigroup, Inc.	12,806	239,344
E*TRADE Financial Corp.†	1,028	3,105
JPMorgan Chase & Co.	8,123	330,038
Lehman Brothers Holdings, Inc.	1,638	28,403
Merrill Lynch & Co., Inc.	3,074	81,922

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Finance-Investment Banker/Broker (continued)

Morgan Stanley	2,573	$101,582
The Charles Schwab Corp.	2,270	51,960
The Goldman Sachs Group, Inc.	928	170,789

		1,007,143

Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	2,504	28,796
Freddie Mac	1,604	13,105

		41,901

Finance-Other Services — 0.3%
CME Group, Inc.	122	43,936
NYSE Euronext	623	29,430

		73,366

Financial Guarantee Insurance — 0.0%
MBIA, Inc.	435	2,579
MGIC Investment Corp.	207	1,325

		3,904

Food-Confectionery — 0.2%
The Hershey Co.	421	15,480
WM Wrigley Jr. Co.	504	39,796

		55,276

Food-Dairy Products — 0.0%
Dean Foods Co.†	270	5,751

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	685	10,207

Food-Misc. — 1.2%
Campbell Soup Co.	539	19,609
ConAgra Foods, Inc.	1,071	23,219
General Mills, Inc.	789	50,804
H.J. Heinz Co.	742	37,382
Kellogg Co.	597	31,677
Kraft Foods, Inc., Class A	3,566	113,470
McCormick & Co., Inc.	303	12,150
Sara Lee Corp.	1,661	22,689

		311,000

Food-Retail — 0.3%
Safeway, Inc.	1,072	28,644
SUPERVALU, Inc.	499	12,784
The Kroger Co.	1,557	44,032
Whole Foods Market, Inc.	337	7,471

		92,931

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,412	40,044

Forestry — 0.2%
Plum Creek Timber Co., Inc.	402	19,586
Weyerhaeuser Co.	507	27,104

		46,690

Gas-Distribution — 0.2%
Nicor, Inc.	48	1,912
NiSource, Inc.	628	10,726
Sempra Energy	588	33,022

		45,660

Health Care Cost Containment — 0.1%
McKesson Corp.	652	36,505

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	676	11,174

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	706	18,293
Starwood Hotels & Resorts Worldwide, Inc.	439	15,053
Wyndham Worldwide Corp.	431	7,732

		41,078

Human Resources — 0.1%
Monster Worldwide, Inc.†	316	5,606
Robert Half International, Inc.	387	9,787

		15,393

Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	1,292	8,695

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	361	16,068

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	496	47,224
Praxair, Inc.	736	68,985

		116,209

Instruments-Scientific — 0.4%
Applied Biosystems, Inc.	422	15,585
PerkinElmer, Inc.	310	9,021
Thermo Fisher Scientific, Inc.†	983	59,491
Waters Corp.†	243	16,509

		100,606

Insurance Brokers — 0.3%
AON Corp.	769	35,220
Marsh & McLennan Cos., Inc.	1,203	33,985

		69,205

Insurance-Life/Health — 0.8%
AFLAC, Inc.	1,144	63,618
Lincoln National Corp.	652	31,100
Principal Financial Group, Inc.	654	27,802
Prudential Financial, Inc.	1,025	70,694
Torchmark Corp.	82	4,760
Unum Group	874	21,116

		219,090

Insurance-Multi-line — 1.6%
Allstate Corp.	1,296	59,901
American International Group, Inc.(3)	6,325	164,766
Assurant, Inc.	128	7,695
Cincinnati Financial Corp.	411	11,442
Genworth Financial, Inc., Class A	1,100	17,567
Hartford Financial Services Group, Inc.	760	48,177
Loews Corp.	852	37,965
MetLife, Inc.	1,670	84,786
XL Capital, Ltd., Class A	432	7,729

		440,028

Insurance-Property/Casualty — 0.6%
Chubb Corp.	881	42,323
SAFECO Corp.	197	13,033

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Insurance-Property/Casualty (continued)

The Progressive Corp.	1,692	$34,263
The Travelers Cos., Inc.	1,422	62,739

		152,358

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	403	9,406

Internet Security — 0.2%
Symantec Corp.†	1,976	41,634
VeriSign, Inc.†	457	14,871

		56,505

Investment Companies — 0.0%
American Capital, Ltd.	333	6,767

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	523	22,228
Federated Investors, Inc., Class B	145	4,765
Franklin Resources, Inc.	367	36,924
Janus Capital Group, Inc.	420	12,743
Legg Mason, Inc.	332	13,396
T. Rowe Price Group, Inc.	610	36,508

		126,564

Linen Supply & Related Items — 0.0%
Cintas Corp.	134	3,811

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,447	100,596
Terex Corp.†	188	8,898

		109,494

Machinery-Farming — 0.3%
Deere & Co.	1,014	71,142

Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	316	8,330

Medical Information Systems — 0.0%
IMS Health, Inc.	427	8,924

Medical Instruments — 0.9%
Boston Scientific Corp.†	3,106	36,930
Intuitive Surgical, Inc.†	94	29,261
Medtronic, Inc.	2,641	139,524
St. Jude Medical, Inc.†	829	38,615

		244,330

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	261	17,639
Quest Diagnostics, Inc.	371	19,722

		37,361

Medical Products — 2.8%
Baxter International, Inc.	1,476	101,268
Becton Dickinson & Co.	575	48,823
Covidien, Ltd.	1,175	57,857
Johnson & Johnson	6,629	453,888
Stryker Corp.	561	36,011
Varian Medical Systems, Inc.†	174	10,440
Zimmer Holdings, Inc.†	544	37,487

		745,774

Medical-Biomedical/Gene — 1.7%
Amgen, Inc.†	2,561	160,395
Biogen Idec, Inc.†	689	48,065
Celgene Corp.†	1,026	77,453
Genzyme Corp.†	645	49,439
Gilead Sciences, Inc.†	2,169	117,083
Millipore Corp.†	103	7,246

		459,681

Medical-Drugs — 4.3%
Abbott Laboratories	3,631	204,570
Allergan, Inc.	724	37,597
Bristol-Myers Squibb Co.	4,657	98,356
Eli Lilly & Co.	2,326	109,578
Forest Laboratories, Inc.†	717	25,461
King Pharmaceuticals, Inc.†	592	6,814
Merck & Co., Inc.	5,048	166,079
Pfizer, Inc.	15,912	297,077
Schering-Plough Corp.	3,813	80,378
Wyeth	3,136	127,071

		1,152,981

Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	251	16,561
Mylan, Inc.†	659	8,547
Watson Pharmaceuticals, Inc.†	246	7,112

		32,220

Medical-HMO — 0.9%
Aetna, Inc.	1,141	46,792
CIGNA Corp.	698	25,840
Coventry Health Care, Inc.†	376	13,299
Humana, Inc.†	399	17,520
UnitedHealth Group, Inc.	2,890	81,151
WellPoint, Inc.†	1,237	64,881

		249,483

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,107	6,410

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	379	15,869
Cardinal Health, Inc.	839	45,079

		60,948

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	279	26,067

Metal-Aluminum — 0.2%
Alcoa, Inc.	1,918	64,733

Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	902	87,269

Mining — 0.2%
Newmont Mining Corp.	1,068	51,221

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	586	22,174

Multimedia — 1.5%
Meredith Corp.	53	1,355
News Corp., Class A	5,416	76,528
The McGraw-Hill Cos., Inc.	793	32,251
The Walt Disney Co.	4,482	136,029

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Multimedia (continued)

Time Warner, Inc.	8,416	$120,517
Viacom, Inc., Class B†	1,488	41,560

		408,240

Networking Products — 1.3%
Cisco Systems, Inc.†	13,895	305,551
Juniper Networks, Inc.†	1,271	33,084

		338,635

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	240	2,702

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries, Inc.†	687	8,313
Waste Management, Inc.	1,154	41,013

		49,326

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	349	11,060
Xerox Corp.	2,114	28,835

		39,895

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	236	10,386

Oil & Gas Drilling — 0.7%
ENSCO International, Inc.	311	21,503
Nabors Industries, Ltd.†	662	24,137
Noble Corp.	635	32,937
Rowan Cos., Inc.	269	10,706
Transocean, Inc.†	750	102,022

		191,305

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	1,102	63,817
Apache Corp.	785	88,053
Cabot Oil & Gas Corp.	216	9,506
Chesapeake Energy Corp.	1,117	56,018
Devon Energy Corp.	1,050	99,635
EOG Resources, Inc.	597	60,016
Noble Energy, Inc.	387	28,588
Occidental Petroleum Corp.	1,931	152,221
Questar Corp.	208	10,999
Range Resources Corp.	358	17,384
Southwestern Energy Co.†	826	29,992
XTO Energy, Inc.	1,226	57,904

		674,133

Oil Companies-Integrated — 7.1%
Chevron Corp.	4,866	411,469
ConocoPhillips	3,629	296,199
Exxon Mobil Corp.	12,428	999,584
Hess Corp.	674	68,344
Marathon Oil Corp.	1,665	82,367
Murphy Oil Corp.	455	36,277

		1,894,240

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	508	24,262
National-Oilwell Varco, Inc.†	976	76,743

		101,005

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	284	11,533
Tesoro Corp.	332	5,126
Valero Energy Corp.	1,243	41,529

		58,188

Oil-Field Services — 2.1%
Baker Hughes, Inc.	724	60,027
BJ Services Co.	739	21,727
Halliburton Co.	2,052	91,971
Schlumberger, Ltd.	2,806	285,089
Smith International, Inc.	476	35,405
Weatherford International, Ltd.†	1,598	60,292

		554,511

Paper & Related Products — 0.2%
International Paper Co.	1,088	30,159
MeadWestvaco Corp.	408	10,939

		41,098

Pharmacy Services — 0.4%
Express Scripts, Inc.†	591	41,689
Medco Health Solutions, Inc.†	1,191	59,050

		100,739

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	721	10,555

Pipelines — 0.4%
El Paso Corp.	1,698	30,445
Spectra Energy Corp.	1,488	40,429
Williams Cos., Inc.	1,438	46,088

		116,962

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	506	13,510

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	565	10,238
The New York Times Co., Class A	341	4,293

		14,531

Quarrying — 0.1%
Vulcan Materials Co.	265	17,010

Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	148	5,057
AvalonBay Communities, Inc.	133	13,261
Boston Properties, Inc.	288	27,703
Developers Diversified Realty Corp.	198	6,328
Equity Residential	657	28,363
General Growth Properties, Inc.	676	18,529
HCP, Inc.	527	19,009
Host Hotels & Resorts, Inc.	1,375	18,026
Kimco Realty Corp.	657	23,186
ProLogis	638	31,185
Public Storage, Inc.	300	24,567
Simon Property Group, Inc.	528	48,909
Vornado Realty Trust	324	30,803

		294,926

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	409	5,746

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	169	$9,332
Jones Apparel Group, Inc.	214	3,582
Limited Brands, Inc.	704	11,609
Liz Claiborne, Inc.	235	3,072
Nordstrom, Inc.	430	12,358
The Gap, Inc.	1,056	17,023

		56,976

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	111	14,462

Retail-Automobile — 0.0%
AutoNation, Inc.†	287	2,962

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	609	16,948

Retail-Building Products — 0.6%
Home Depot, Inc.	3,890	92,699
Lowe’s Cos., Inc.	3,442	69,941

		162,640

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	401	16,245

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	851	33,802
RadioShack Corp.	345	5,754

		39,556

Retail-Discount — 1.8%
Big Lots, Inc.†	192	5,848
Costco Wholesale Corp.	1,020	63,934
Family Dollar Stores, Inc.	352	8,202
Target Corp.	1,831	82,816
Wal-Mart Stores, Inc.	5,470	320,651

		481,451

Retail-Drug Store — 0.8%
CVS Caremark Corp.	3,363	122,749
Walgreen Co.	2,329	79,978

		202,727

Retail-Jewelry — 0.0%
Tiffany & Co.	309	11,677

Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	522	16,093
Sears Holdings Corp.†	164	13,284
TJX Cos., Inc.	998	33,643

		63,020

Retail-Office Supplies — 0.2%
Office Depot, Inc.†	761	5,175
Staples, Inc.	1,651	37,147

		42,322

Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	114	1,153
Kohl’s Corp.†	722	30,259
Macy’s, Inc.	989	18,603

		50,015

Retail-Restaurants — 0.9%
Darden Restaurants, Inc.	328	10,683
McDonald’s Corp.	2,666	159,400
Starbucks Corp.†	1,770	26,001
Wendy’s International, Inc.	206	4,728
Yum! Brands, Inc.	1,114	39,904

		240,716

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	514	10,090

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	1,270	23,190
Sovereign Bancorp, Inc.	1,165	11,091
Washington Mutual, Inc.	3,490	18,602

		52,883

School — 0.1%
Apollo Group, Inc., Class A†	346	21,552

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	683	20,838
Linear Technology Corp.	535	16,612

		37,450

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	3,189	55,233
KLA-Tencor Corp.	401	15,074
Novellus Systems, Inc.†	242	4,929
Teradyne, Inc.†	437	4,095

		79,331

Steel-Producers — 0.4%
AK Steel Holding Corp.	274	17,399
Nucor Corp.	761	43,545
United States Steel Corp.	276	44,259

		105,203

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	238	11,255

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	209	4,320
Corning, Inc.	3,704	74,117
JDS Uniphase Corp.†	536	5,859

		84,296

Telecom Services — 0.1%
Embarq Corp.	379	17,347

Telecommunication Equipment — 0.0%
Tellabs, Inc.†	934	4,801

Telephone-Integrated — 2.8%
AT&T, Inc.	13,975	430,570
CenturyTel, Inc.	258	9,595
Citizens Communications Co.	512	5,919
Qwest Communications International, Inc.	3,578	13,704
Sprint Nextel Corp.	6,705	54,578
Verizon Communications, Inc.	6,705	228,238
Windstream Corp.	1,052	12,540

		755,144

Television — 0.1%
CBS Corp., Class B	1,601	26,192

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Tobacco — 1.6%
Altria Group, Inc.	4,926	$100,244
Lorillard, Inc.†	393	26,374
Philip Morris International, Inc.	4,961	256,236
Reynolds American, Inc.	402	22,444
UST, Inc.	392	20,623

		425,921

Tools-Hand Held — 0.1%
Black & Decker Corp.	151	9,063
Snap-on, Inc.	60	3,378
The Stanley Works	184	8,184

		20,625

Toys — 0.1%
Hasbro, Inc.	327	12,661
Mattel, Inc.	889	17,825

		30,486

Transport-Rail — 1.1%
Burlington Northern Santa Fe Corp.	689	71,746
CSX Corp.	963	65,079
Norfolk Southern Corp.	883	63,505
Union Pacific Corp.	1,215	100,165

		300,495

Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	379	18,268
Expeditors International of Washington, Inc.	471	16,725
FedEx Corp.	729	57,474
Ryder System, Inc.	159	10,488
United Parcel Service, Inc., Class B	2,401	151,455

		254,410

Web Portals/ISP — 1.2%
Google, Inc., Class A†	547	259,141
Yahoo!, Inc.†	3,236	64,364

		323,505

Wireless Equipment — 1.1%
American Tower Corp., Class A†	933	39,093
Motorola, Inc.	5,305	45,835
QUALCOMM, Inc.	3,807	210,679

		295,607

Total Long-Term Investment Securities (cost $26,693,839)		25,986,516

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 2.28% due 12/18/08 (cost $99,178)(5)	$100,000	99,314

REPURCHASE AGREEMENT — 3.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $987,010 and collateralized by $1,015,000 of Federal National Mtg. Assoc. Discount Notes bearing interest at 2.48% due 11/19/08 and having an approximate value of $1,007,388 (cost $987,000)	$987,000	987,000

TOTAL INVESTMENTS (cost $27,780,017)(4)	101.0%	27,072,830
Liabilities in excess of other assets	(1.0)	(278,696)

NET ASSETS	100.0%	$26,794,134

†	Non-income producing security
(1)	Illiquid security
(2)	Fair valued security; see Note 2
(3)	Security represents an investment in an affiliated company; see Note 9.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	July 31, 2008	(Depreciation)

15	Long	S&P 500 E-Mini Futures Index	September 2008	$912,870	$950,325	$37,455

See Notes to Financial Statements

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Computers	10.2%
Finance-Investment Banker/Broker	5.8
Oil Companies-Exploration & Production	4.9
Diversified Manufacturing Operations	4.0
Medical Products	3.6
Electronic Components-Semiconductors	3.5
Networking Products	3.3
Oil-Field Services	3.2
Medical-Drugs	2.9
Web Portals/ISP	2.8
Electric Products-Misc.	2.7
Beverages-Non-alcoholic	2.7
Pharmacy Services	2.6
Medical-Biomedical/Gene	2.6
Retail-Discount	2.5
Optical Supplies	2.4
Tobacco	2.4
Aerospace/Defense	2.3
Aerospace/Defense-Equipment	2.3
Agricultural Chemicals	2.2
Oil Field Machinery & Equipment	1.9
Transport-Rail	1.7
Banks-Fiduciary	1.7
Industrial Gases	1.5
Investment Management/Advisor Services	1.4
Insurance-Reinsurance	1.4
Medical-Generic Drugs	1.3
Food-Misc.	1.2
Food-Retail	1.2
Engineering/R&D Services	1.2
Multimedia	1.1
Medical-HMO	1.0
Semiconductor Equipment	1.0
Electric-Integrated	1.0
Retail-Regional Department Stores	0.9
Retail-Jewelry	0.9
Finance-Other Services	0.9
Agricultural Operations	0.8
Retail-Apparel/Shoe	0.8
Electronic Components-Misc.	0.7
Insurance Brokers	0.7
Computers-Memory Devices	0.7
Banks-Super Regional	0.7
Consumer Products-Misc.	0.6
Entertainment Software	0.6
Electronic Connectors	0.6
Applications Software	0.6
Semiconductor Components-Integrated Circuits	0.6
Wireless Equipment	0.6
Telephone-Integrated	0.5
Commercial Services-Finance	0.5
Cable TV	0.3
Retail-Sporting Goods	0.3
Time Deposits	0.2

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.8%
Aerospace/Defense — 2.3%
Lockheed Martin Corp.	86,600	$9,034,978

Aerospace/Defense-Equipment — 2.3%
United Technologies Corp.	141,200	9,033,976

Agricultural Chemicals — 2.2%
Monsanto Co.	73,100	8,706,941

Agricultural Operations — 0.8%
Bunge, Ltd.	32,500	3,214,900

Applications Software — 0.6%
Salesforce.com, Inc.†	36,000	2,296,440

Banks-Fiduciary — 1.7%
Northern Trust Corp.	81,900	6,402,123

Banks-Super Regional — 0.7%
Wells Fargo & Co.	87,600	2,651,652

Beverages-Non-alcoholic — 2.7%
The Coca-Cola Co.	200,500	10,325,750

Cable TV — 0.3%
The DIRECTV Group, Inc.†	50,300	1,359,106

Commercial Services-Finance — 0.5%
Visa, Inc., Class A	25,100	1,883,195

Computers — 10.2%
Apple, Inc.†	91,100	14,480,345
Hewlett-Packard Co.	156,200	6,997,760
International Business Machines Corp.	119,500	15,293,610
Research In Motion Ltd.†	22,200	2,726,604

		39,498,319

Computers-Memory Devices — 0.7%
EMC Corp.†	184,700	2,772,347

Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	43,000	2,486,690

Diversified Manufacturing Operations — 4.0%
Cooper Industries, Ltd., Class A	85,800	3,618,186
Danaher Corp.	59,400	4,731,210
Honeywell International, Inc.	140,600	7,148,104

		15,497,500

Electric Products-Misc. — 2.7%
AMETEK, Inc.	34,300	1,641,598
Emerson Electric Co.	182,200	8,873,140

		10,514,738

Electric-Integrated — 1.0%
FPL Group, Inc.	57,500	3,710,475

Electronic Components-Misc. — 0.7%
Tyco Electronics, Ltd.	87,700	2,906,378

Electronic Components-Semiconductors — 3.5%
Broadcom Corp., Class A†	86,000	2,088,940
Intel Corp.	454,300	10,080,917
MEMC Electronic Materials, Inc.†	29,600	1,367,816

		13,537,673

Electronic Connectors — 0.6%
Amphenol Corp., Class A	49,500	2,359,665

Engineering/R&D Services — 1.2%
Fluor Corp.	55,000	4,474,250

Entertainment Software — 0.6%
Electronic Arts, Inc.†	54,900	2,370,582

Finance-Investment Banker/Broker — 5.8%
Citigroup, Inc.	348,478	6,513,054
JPMorgan Chase & Co.	144,900	5,887,287
Lehman Brothers Holdings, Inc.	161,200	2,795,208
Merrill Lynch & Co., Inc.	138,700	3,696,355
Morgan Stanley	90,100	3,557,148

		22,449,052

Finance-Other Services — 0.9%
CME Group, Inc.	9,420	3,392,425

Food-Misc. — 1.2%
Kellogg Co.	90,500	4,801,930

Food-Retail — 1.2%
Safeway, Inc.	171,700	4,587,824

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	60,100	5,722,121

Insurance Broker — 0.7%
Willis Group Holdings, Ltd.	91,300	2,854,951

Insurance-Reinsurance — 1.4%
Axis Capital Holdings, Ltd.	166,600	5,277,888

Investment Management/Advisor Services — 1.4%
Franklin Resources, Inc.	55,500	5,583,855

Medical Products — 3.6%
Baxter International, Inc.	67,300	4,617,453
Becton Dickinson & Co.	112,300	9,535,393

		14,152,846

Medical-Biomedical/Gene — 2.6%
Genentech, Inc.†	21,000	2,000,250
Gilead Sciences, Inc.†	146,800	7,924,264

		9,924,514

Medical-Drugs — 2.9%
Eli Lilly & Co.	125,500	5,912,305
Merck & Co., Inc.	160,100	5,267,290

		11,179,595

Medical-Generic Drugs — 1.3%
Teva Pharmaceutical Industries, Ltd. ADR	113,000	5,066,920

Medical-HMO — 1.0%
Aetna, Inc.	97,400	3,994,374

Multimedia — 1.1%
The Walt Disney Co.	143,300	4,349,155

Networking Products — 3.3%
Cisco Systems, Inc.†	383,200	8,426,568
Juniper Networks, Inc.†	174,300	4,537,029

		12,963,597

Oil Companies-Exploration & Production — 4.9%
EOG Resources, Inc.	98,700	9,922,311
Noble Energy, Inc.	120,300	8,886,561

		18,808,872

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Field Machinery & Equipment — 1.9%
Cameron International Corp.†	70,000	$3,343,200
National-Oilwell Varco, Inc.†	49,400	3,884,322

		7,227,522

Oil-Field Services — 3.2%
Baker Hughes, Inc.	87,900	7,287,789
Schlumberger, Ltd.	48,500	4,927,600

		12,215,389

Optical Supplies — 2.4%
Alcon, Inc.	55,000	9,483,650

Pharmacy Services — 2.6%
Medco Health Solutions, Inc.†	200,500	9,940,790

Retail-Apparel/Shoe — 0.8%
Ross Stores, Inc.	76,700	2,911,532

Retail-Discount — 2.5%
Wal-Mart Stores, Inc.	164,600	9,648,852

Retail-Jewelry — 0.9%
Tiffany & Co.	93,800	3,544,702

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.†	86,100	3,608,451

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.†	70,900	1,244,295

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	74,900	2,285,199

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	218,000	3,775,760

Telephone-Integrated — 0.5%
Sprint Nextel Corp.	235,800	1,919,412

Tobacco — 2.4%
Altria Group, Inc.	126,700	2,578,345
Philip Morris International, Inc.	126,700	6,544,055

		9,122,400

Transport-Rail — 1.7%
Union Pacific Corp.	80,100	6,603,444

Web Portals/ISP — 2.8%
Google, Inc., Class A†	22,800	10,801,500

Wireless Equipment — 0.6%
QUALCOMM, Inc.	39,900	2,208,066

Total Long-Term Investment Securities (cost $359,758,818)		386,688,561

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposit — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 08/01/08 (cost $866,000)	$866,000	866,000

TOTAL INVESTMENTS (cost $360,624,818)(1)	100.0%	387,554,561
Other assets less liabilities	0.0	103,288

NET ASSETS	100.0%	$387,657,849

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	9.7%
Oil Companies-Exploration & Production	5.3
Computers	4.2
Diversified Manufacturing Operations	3.7
Electronic Components-Semiconductors	3.4
Applications Software	2.6
Telephone-Integrated	2.6
Aerospace/Defense	2.5
Insurance-Property/Casualty	2.0
Medical-Drugs	1.8
Agricultural Chemicals	1.7
Medical-HMO	1.7
Retail-Apparel/Shoe	1.6
Tobacco	1.6
Finance-Investment Banker/Broker	1.5
Food-Retail	1.4
Electric-Integrated	1.4
Insurance-Reinsurance	1.4
Multimedia	1.3
Steel-Producers	1.2
Medical Products	1.2
Semiconductor Equipment	1.2
Cable TV	1.2
Insurance-Multi-line	1.2
Networking Products	1.2
Oil & Gas Drilling	1.2
Oil-Field Services	1.1
Enterprise Software/Service	1.1
Transport-Rail	1.1
Beverages-Non-alcoholic	0.9
Metal-Diversified	0.9
Repurchase Agreements	0.8
Cosmetics & Toiletries	0.8
Retail-Major Department Stores	0.8
Internet Security	0.8
Metal-Aluminum	0.8
Retail-Consumer Electronics	0.8
Aerospace/Defense-Equipment	0.7
Retail-Discount	0.7
Machinery-Construction & Mining	0.7
Non-Hazardous Waste Disposal	0.7
Banks-Commercial	0.6
Office Automation & Equipment	0.6
Engines-Internal Combustion	0.6
Human Resources	0.6
Semiconductor Components-Integrated Circuits	0.6
Medical-Biomedical/Gene	0.6
Oil Refining & Marketing	0.6
Distribution/Wholesale	0.6
Metal-Copper	0.6
Computers-Memory Devices	0.6
Electronic Components-Misc.	0.6
Electronic Measurement Instruments	0.5
Computer Services	0.5
Wireless Equipment	0.5
Web Portals/ISP	0.5
Insurance-Life/Health	0.5
Banks-Super Regional	0.5
Television	0.5
Chemicals-Diversified	0.5
Investment Management/Advisor Services	0.5
Retail-Office Supplies	0.5
Auto/Truck Parts & Equipment-Original	0.4
E-Commerce/Services	0.4
Containers-Metal/Glass	0.4
Commercial Services-Finance	0.4
Telecom Services	0.4
Chemicals-Specialty	0.4
Electric Products-Misc.	0.4
Pipelines	0.4
Toys	0.4
Machinery-General Industrial	0.3
Auto-Cars/Light Trucks	0.3
Oil Field Machinery & Equipment	0.3
Electronics-Military	0.3
Computers-Integrated Systems	0.3
Telecom Equipment-Fiber Optics	0.3
Metal Processors & Fabrication	0.3
Coal	0.3
Retail-Restaurants	0.3
Savings & Loans/Thrifts	0.3
Electronic Parts Distribution	0.3
Electronic Connectors	0.3
Independent Power Producers	0.2
Cellular Telecom	0.2
Containers-Paper/Plastic	0.2
Telecommunication Equipment	0.2
Engineering/R&D Services	0.2
Machine Tools & Related Products	0.2
Transport-Marine	0.2
Rental Auto/Equipment	0.2
Building-Residential/Commercial	0.2
Computer Aided Design	0.2
Transport-Services	0.2
Vitamins & Nutrition Products	0.2
Insurance Brokers	0.2
Computers-Periphery Equipment	0.2
Tools-Hand Held	0.2
Retail-Automobile	0.2
Instruments-Scientific	0.2
Office Furnishings-Original	0.2
Coatings/Paint	0.2
Electronic Design Automation	0.2
Retail-Auto Parts	0.2
Medical-Generic Drugs	0.2
Finance-Credit Card	0.2
Industrial Automated/Robotic	0.1
Research & Development	0.1
Consulting Services	0.1
Printing-Commercial	0.1
Paper & Related Products	0.1
Medical-Hospitals	0.1
Medical Instruments	0.1
Food-Meat Products	0.1
Transport-Truck	0.1
Instruments-Controls	0.1
Water Treatment Systems	0.1
Data Processing/Management	0.1
Hotels/Motels	0.1
Diversified Operations	0.1
Retail-Catalog Shopping	0.1
Finance-Other Services	0.1
Funeral Services & Related Items	0.1
Motion Pictures & Services	0.1

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited) — (continued)

Entertainment Software	0.1%
Gas-Distribution	0.1
Retail-Pawn Shops	0.1
Building Products-Air & Heating	0.1
Wire & Cable Products	0.1
Consumer Products-Misc.	0.1
Commercial Services	0.1
Health Care Cost Containment	0.1
Machinery-Print Trade	0.1
Lasers-System/Components	0.1
Auto-Heavy Duty Trucks	0.1
Satellite Telecom	0.1
Footwear & Related Apparel	0.1
Transport-Equipment & Leasing	0.1
Internet Infrastructure Software	0.1
Airlines	0.1
Medical-Outpatient/Home Medical	0.1
Mining	0.1
Retail-Gardening Products	0.1
Hospital Beds/Equipment	0.1
Racetracks	0.1
Golf	0.1
Leisure Products	0.1

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.2%
Advanced Materials — 0.0%
Ceradyne, Inc.†	1,400	$64,890

Aerospace/Defense — 2.5%
Boeing Co.	24,100	1,472,751
Esterline Technologies Corp.†	1,400	68,292
General Dynamics Corp.	3,100	276,334
Northrop Grumman Corp.	14,800	997,372
Raytheon Co.	18,300	1,041,819

		3,856,568

Aerospace/Defense-Equipment — 0.7%
Argon ST, Inc.†	300	7,434
BE Aerospace, Inc.†	6,400	164,352
DRS Technologies, Inc.	3,200	252,160
Triumph Group, Inc.	900	47,664
United Technologies Corp.	10,600	678,188

		1,149,798

Agricultural Chemicals — 1.7%
CF Industries Holdings, Inc.	1,600	261,536
Monsanto Co.	12,600	1,500,786
Terra Industries, Inc.	4,000	216,000
The Mosaic Co.	4,600	585,166

		2,563,488

Airlines — 0.1%
Hawaiian Holdings, Inc.†	3,400	29,988
Skywest, Inc.	3,200	48,704

		78,692

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	2,000	38,000

Apparel Manufacturers — 0.0%
Carter’s, Inc.†	2,200	36,366

Applications Software — 2.6%
Check Point Software Technologies†	5,700	130,131
Compuware Corp.†	17,700	194,700
EPIQ Systems, Inc.†	500	5,840
Intuit, Inc.†	9,000	245,970
Microsoft Corp.	129,300	3,325,596
Progress Software Corp.†	1,200	35,316
Quest Software, Inc.†	2,400	36,264

		3,973,817

Audio/Video Products — 0.0%
DTS, Inc.†	900	25,731

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	96,586	463,613

Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	800	44,800
Oshkosh Corp.	2,800	50,512

		95,312

Auto/Truck Parts & Equipment-Original — 0.4%
Autoliv, Inc.	3,700	144,448
BorgWarner, Inc.	4,300	173,376
Lear Corp.†	5,900	85,019
TRW Automotive Holdings Corp.†	7,300	135,415
WABCO Holdings, Inc.	2,900	130,964

		669,222

Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	500	12,560
Commercial Vehicle Group, Inc.†	500	4,835

		17,395

Banks-Commercial — 0.6%
Bank Mutual Corp.	2,400	28,080
City Holding Co.	800	35,584
Colonial BancGroup, Inc.	7,700	51,282
Community Bank Systems, Inc.	1,400	33,040
Community Trust Bancorp, Inc.	100	3,082
First Horizon National Corp.	8,800	82,720
First Midwest Bancorp, Inc.	1,200	24,636
Frontier Financial Corp.	1,200	13,860
International Bancshares Corp.	1,400	34,440
MainSource Financial Group, Inc.	1,000	17,850
National Penn Bancshares, Inc.	4,000	53,720
NBT Bancorp, Inc.	1,400	34,706
Old National Bancorp	2,900	44,022
Pacific Capital Bancorp	3,800	49,666
Park National Corp.	400	25,052
Popular, Inc.	17,000	116,790
Republic Bancorp, Inc., Class A	200	6,188
Simmons First National Corp., Class A	400	11,900
Southside Bancshares, Inc.	300	5,949
Sterling Bancorp	1,000	14,040
Susquehanna Bancshares, Inc.	4,100	58,712
TCF Financial Corp.	3,800	48,450
Tompkins Trustco, Inc.	400	17,084
UnionBanCal Corp.	300	16,116
Webster Financial Corp.	3,300	65,538
WesBanco, Inc.	500	11,395
Westamerica Bancorp	1,000	52,000

		955,902

Banks-Super Regional — 0.5%
Bank of America Corp.	15,200	500,080
Wachovia Corp.	5,700	98,439
Wells Fargo & Co.	5,000	151,350

		749,869

Beverages-Non-alcoholic — 0.9%
Pepsi Bottling Group, Inc.	4,300	119,755
PepsiCo, Inc.	12,200	812,032
The Coca-Cola Co.	9,700	499,550

		1,431,337

Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc.	800	12,648
NCI Building Systems, Inc.†	800	29,968

		42,616

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Building & Construction-Misc. — 0.0%
Dycom Industries, Inc.†	1,400	$22,218
Insituform Technologies, Inc., Class A†	1,100	19,019

		41,237

Building Products-Air & Heating — 0.1%
Aaon, Inc.	1,200	22,812
Comfort Systems USA, Inc.	2,300	30,498
Lennox International, Inc.	2,300	82,110

		135,420

Building Products-Doors & Windows — 0.0%
Quanex Building Products	2,200	33,880

Building-Residential/Commercial — 0.2%
Amrep Corp.†	100	4,940
Lennar Corp., Class A	8,400	101,640
NVR, Inc.†	300	165,696
Ryland Group, Inc.	2,200	45,298

		317,574

Cable TV — 1.2%
Cablevision Systems Corp., Class A†	8,500	206,380
Comcast Corp., Class A	8,500	175,270
The DIRECTV Group, Inc.†	43,200	1,167,264
Time Warner Cable, Inc.†	11,100	315,573

		1,864,487

Cellular Telecom — 0.2%
Centennial Communications Corp.†	4,100	32,964
iPCS, Inc.†	900	24,210
MetroPCS Communications, Inc.†	7,800	129,714
Syniverse Holdings, Inc.†	7,200	116,640
US Cellular Corp.†	1,100	65,615

		369,143

Chemicals-Diversified — 0.5%
Celanese Corp., Class A	4,300	165,679
FMC Corp.	1,100	81,807
Innophos Holdings, Inc.	1,000	29,370
NOVA Chemicals Corp.	2,600	66,274
Olin Corp.	3,400	101,116
The Dow Chemical Co.	7,600	253,156
Westlake Chemical Corp.	1,400	24,514

		721,916

Chemicals-Plastics — 0.0%
A. Schulman, Inc.	400	9,292
PolyOne Corp.†	4,300	32,250

		41,542

Chemicals-Specialty — 0.4%
Chemtura Corp.	10,200	66,504
Cytec Industries, Inc.	1,700	91,902
Ferro Corp.	1,600	34,816
H.B. Fuller Co.	2,800	70,000
Hercules, Inc.	8,000	160,400
Minerals Technologies, Inc.	1,000	64,510
NewMarket Corp.	800	49,408
Quaker Chemical Corp.	900	26,892
Stepan Co.	100	5,736
Valhi, Inc.	400	9,144
Zep, Inc.	1,100	18,777

		598,089

Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	1,200	32,016
TTM Technologies, Inc.†	2,300	25,875

		57,891

Coal — 0.3%
Arch Coal, Inc.	900	50,679
Massey Energy Co.	3,000	222,750
Walter Industries, Inc.	1,200	125,844

		399,273

Coatings/Paint — 0.2%
RPM International, Inc.	7,900	161,950
Valspar Corp.	4,000	86,680

		248,630

Commercial Services — 0.1%
ChoicePoint, Inc.†	500	23,925
Convergys Corp.†	5,100	64,770
First Advantage Corp., Class A†	300	4,548
TeleTech Holdings, Inc.†	1,500	20,400

		113,643

Commercial Services-Finance — 0.4%
CBIZ, Inc.†	2,500	20,475
Deluxe Corp.	3,300	47,190
Global Cash Access Holdings, Inc.†	1,900	11,381
H&R Block, Inc.	6,000	145,980
Net 1 UEPS Technologies, Inc.†	3,400	80,172
Visa, Inc., Class A	4,070	297,354

		602,552

Communications Software — 0.0%
Avid Technology, Inc.†	200	4,422
Seachange International, Inc.†	2,700	20,034

		24,456

Computer Aided Design — 0.2%
Ansys, Inc.†	1,300	59,644
Aspen Technology, Inc.†	2,500	33,250
Autodesk, Inc.†	6,700	213,663

		306,557

Computer Services — 0.5%
3PAR, Inc.†	1,500	12,255
Affiliated Computer Services, Inc., Class A†	3,700	178,340
CIBER, Inc.†	2,800	19,796
Computer Sciences Corp.†	4,900	232,113
Electronic Data Systems Corp.	11,500	285,315
Manhattan Associates, Inc.†	1,200	29,448
Perot Systems Corp., Class A†	3,400	56,848
SYKES Enterprises, Inc.†	1,100	19,426

		833,541

Computer Software — 0.0%
Metavante Technologies, Inc.†	500	11,130

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Computers — 4.2%
Apple, Inc.†	7,900	$1,255,705
Hewlett-Packard Co.	56,400	2,526,720
International Business Machines Corp.	19,900	2,546,802
Sun Microsystems, Inc.†	13,700	145,631

		6,474,858

Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	20,800	140,400
Integral Systems, Inc.	800	37,624
MICROS Systems, Inc.†	600	19,008
MTS Systems Corp.	800	33,512
NCR Corp.†	7,400	198,764

		429,308

Computers-Memory Devices — 0.6%
EMC Corp.†	16,000	240,160
Imation Corp.	1,300	24,778
Netezza Corp†	1,300	16,900
SanDisk Corp.†	8,900	125,490
(ESC) Seagate Technology(2)(3)	50,100	0
Seagate Technology	13,700	205,089
STEC, Inc.†	2,900	29,000
Western Digital Corp.†	6,600	190,014
Xyratex, Ltd.†	1,100	16,302

		847,733

Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	1,800	25,218
Lexmark International, Inc., Class A†	5,100	178,908
Synaptics, Inc.†	1,500	72,330

		276,456

Consulting Services — 0.1%
Forrester Research, Inc.†	800	26,960
Gartner, Inc.†	3,200	77,952
Hill International, Inc.†	1,900	32,205
ICF International, Inc.†	300	5,682
Watson Wyatt Worldwide, Inc., Class A	1,100	63,734

		206,533

Consumer Products-Misc. — 0.1%
American Greetings Corp., Class A	4,900	72,618
Fossil, Inc.†	700	18,746
The Scotts Miracle-Gro Co., Class A	1,600	31,168

		122,532

Containers-Metal/Glass — 0.4%
Ball Corp.	1,200	53,496
Crown Holdings, Inc.†	7,000	196,210
Greif, Inc., Class A	2,600	158,184
Owens-Illinois, Inc.†	5,300	223,872

		631,762

Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	8,700	188,790
Sonoco Products Co.	5,400	176,148

		364,938

Cosmetics & Toiletries — 0.8%
Chattem, Inc.†	600	38,682
Procter & Gamble Co.	19,200	1,257,216

		1,295,898

Cruise Lines — 0.0%
Carnival Corp.	600	22,164

Data Processing/Management — 0.1%
Acxiom Corp.	700	8,988
Broadridge Financial Solutions, Inc.	7,000	144,900
Fair Isaac Corp.	800	17,808
Pegasystems, Inc.	400	5,932
Schawk, Inc.	300	3,879

		181,507

Decision Support Software — 0.0%
SPSS, Inc.†	300	9,915
Wind River Systems, Inc.†	3,600	42,228

		52,143

Dental Supplies & Equipment — 0.0%
Sirona Dental Systems, Inc.†	1,400	34,748

Direct Marketing — 0.0%
Harte-Hanks, Inc.	2,400	29,784

Disposable Medical Products — 0.0%
Merit Medical Systems, Inc.†	1,600	32,336

Distribution/Wholesale — 0.6%
Fastenal Co.	1,400	68,404
Genuine Parts Co.	2,000	80,220
Houston Wire & Cable Co.	1,600	31,488
Ingram Micro, Inc., Class A†	9,500	175,085
LKQ Corp.†	9,400	192,700
Owens & Minor, Inc.	1,700	78,064
Tech Data Corp.†	2,000	69,740
United Stationers, Inc.†	1,800	68,994
Watsco, Inc.	800	39,896
WESCO International, Inc.†	1,800	67,770

		872,361

Diversified Manufacturing Operations — 3.7%
3M Co.	5,600	394,184
A.O. Smith Corp.	600	23,820
Acuity Brands, Inc.	4,100	167,526
AZZ, Inc.†	900	41,193
Barnes Group, Inc.	500	11,295
Blount International, Inc.†	2,600	29,458
Cooper Industries, Ltd., Class A	2,400	101,208
Crane Co.	900	31,950
Dover Corp.	5,000	248,150
Eaton Corp.	200	14,208
EnPro Industries, Inc.†	1,000	36,010
Federal Signal Corp.	1,400	20,118
General Electric Co.	73,400	2,076,486
Honeywell International, Inc.	7,300	371,132
Illinois Tool Works, Inc.	6,500	304,525
Ingersoll-Rand Co., Ltd., Class A	8,700	313,200
Koppers Holdings, Inc.	1,000	43,210
Lydall, Inc.†	1,400	21,784
Parker Hannifin Corp.	12,450	767,916

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)

Pentair, Inc.	3,300	$114,246
Raven Industries, Inc.	900	34,245
Textron, Inc.	100	4,347
The Brink’s Co.	2,600	179,296
Tyco International, Ltd.	9,800	436,688

		5,786,195

Diversified Operations — 0.1%
Leucadia National Corp.	3,900	174,603

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	400	17,120

E-Commerce/Products — 0.0%
1-800-FLOWERS.COM, Inc., Class A†	1,000	5,510
Stamps.com, Inc.†	1,600	21,776

		27,286

E-Commerce/Services — 0.4%
IAC/InterActive Corp.†	9,300	162,378
Liberty Media Corp., Series A†	16,600	232,898
NetFlix, Inc.†	2,300	71,047
Priceline.com, Inc.†	1,700	195,415

		661,738

E-Services/Consulting — 0.0%
RightNow Technologies, Inc.†	1,400	22,526

Electric Products-Misc. — 0.4%
Emerson Electric Co.	3,600	175,320
GrafTech International, Ltd.†	9,600	225,120
Molex, Inc.	7,200	176,616

		577,056

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	2,200	86,900
Avista Corp.	2,900	65,598
DPL, Inc.	6,300	159,894
Duke Energy Corp.	52,200	917,676
Edison International	1,100	53,174
FirstEnergy Corp.	7,600	558,980
Integrys Energy Group, Inc.	3,600	183,816
Pike Electric Corp.†	1,800	32,040
Sierra Pacific Resources	5,600	63,504
UIL Holdings Corp.	500	15,640

		2,137,222

Electronic Components-Misc. — 0.6%
AVX Corp.	4,300	43,301
Benchmark Electronics, Inc.†	4,000	58,560
CTS Corp.	600	7,716
Gentex Corp.	9,000	139,140
Jabil Circuit, Inc.	11,900	193,494
OSI Systems, Inc.†	300	6,321
Plexus Corp.†	2,800	79,800
Rogers Corp.†	400	16,524
Stoneridge, Inc.†	1,800	23,706
Technitrol, Inc.	2,200	30,844
Tyco Electronics, Ltd.	5,700	188,898
Vishay Intertechnology, Inc.†	6,200	55,614

		843,918

Electronic Components-Semiconductors — 3.4%
Actel Corp.†	1,800	24,750
Altera Corp.	10,200	223,890
Amkor Technology, Inc.†	7,400	64,824
Fairchild Semiconductor International, Inc.†	5,700	69,255
Intel Corp.	119,000	2,640,610
Intersil Corp., Class A	7,100	171,323
IPG Photonics Corp.†	300	5,328
Lattice Semiconductor Corp.†	10,200	24,684
LSI Logic Corp.†	29,800	206,812
Monolithic Power Systems, Inc.†	1,300	28,275
National Semiconductor Corp.	9,600	201,120
QLogic Corp.†	5,400	101,736
Semtech Corp.†	8,100	118,017
Silicon Image, Inc.†	300	2,103
Texas Instruments, Inc.	52,100	1,270,198
Volterra Semiconductor Corp.†	1,900	31,160
Xilinx, Inc.	1,300	32,279

		5,216,364

Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,100	243,117
Thomas & Betts Corp.†	3,500	144,830

		387,947

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	16,100	118,979
Synopsys, Inc.†	5,100	122,502

		241,481

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.†	11,400	411,084
Analogic Corp.	800	58,544
Axsys Technologies, Inc.†	600	44,064
Badger Meter, Inc.	600	33,798
National Instruments Corp.	3,400	115,770
Trimble Navigation, Ltd.†	5,200	172,640

		835,900

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc.†	5,900	190,098
Avnet, Inc.†	7,400	201,724

		391,822

Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	4,500	444,105

Energy-Alternate Sources — 0.0%
Verasun Energy Corp.†	4,800	29,520

Engineering/R&D Services — 0.2%
Aecom Technology Corp.†	5,400	153,738
ENGlobal Corp.†	700	8,638
KBR, Inc.	6,100	173,850
Stanley, Inc.†	200	6,246

		342,472

Engines-Internal Combustion — 0.6%
Cummins, Inc.	14,100	935,394

Enterprise Software/Service — 1.1%
BMC Software, Inc.†	3,600	118,404
CA, Inc.	19,900	474,814

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)

JDA Software Group, Inc.†	1,500	$25,605
Lawson Software, Inc.†	4,400	35,684
MicroStrategy, Inc., Class A†	500	30,220
Open Text Corp.†	3,300	102,663
Oracle Corp.†	33,500	721,255
Sybase, Inc.†	5,500	184,855
SYNNEX Corp.†	1,400	32,704

		1,726,204

Entertainment Software — 0.1%
Activision Blizzard, Inc.†	3,900	140,322

Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	1,000	33,040

Finance-Consumer Loans — 0.0%
Encore Capital Group, Inc.†	300	3,675
Student Loan Corp.	200	21,786
World Acceptance Corp.†	800	26,208

		51,669

Finance-Credit Card — 0.2%
Discover Financial Services	15,350	224,878

Finance-Investment Banker/Broker — 1.5%
Citigroup, Inc.	13,900	259,791
JPMorgan Chase & Co.	28,900	1,174,207
Knight Capital Group, Inc., Class A†	4,400	72,116
LaBranche & Co., Inc.†	2,900	20,039
SWS Group, Inc.	1,200	22,704
TD Ameritrade Holding Corp.†	10,800	215,028
The Goldman Sachs Group, Inc.	3,300	607,332

		2,371,217

Finance-Leasing Company — 0.0%
Financial Federal Corp.	1,300	29,965

Finance-Other Services — 0.1%
The NASDAQ OMX Group†	6,000	166,620

Food-Canned — 0.0%
Del Monte Foods Co.	5,400	45,846

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	12,800	190,720

Food-Misc. — 0.0%
ConAgra Foods, Inc.	200	4,336

Food-Retail — 1.4%
Safeway, Inc.	29,100	777,552
The Kroger Co.	48,100	1,360,268

		2,137,820

Food-Wholesale/Distribution — 0.0%
Fresh Del Monte Produce, Inc.†	1,200	25,296
Nash Finch Co.	400	15,788

		41,084

Footwear & Related Apparel — 0.1%
Skechers USA, Inc., Class A†	900	17,010
Wolverine World Wide, Inc.	2,500	66,825

		83,835

Forestry — 0.0%
Deltic Timber Corp.	500	30,435

Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	300	6,945
Service Corp. International	12,800	122,496
Stewart Enterprises, Inc., Class A	4,100	36,531

		165,972

Garden Products — 0.0%
Toro Co.	1,900	61,845

Gas-Distribution — 0.1%
Laclede Group, Inc.	1,400	59,374
South Jersey Industries, Inc.	200	7,460
WGL Holdings, Inc.	2,100	72,513

		139,347

Golf — 0.1%
Callaway Golf Co.	5,600	71,008

Hazardous Waste Disposal — 0.0%
American Ecology Corp.	1,000	31,510

Health Care Cost Containment — 0.1%
Corvel Corp.†	300	9,825
Healthspring, Inc.†	5,100	99,195

		109,020

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	1,200	30,120
La-Z-Boy, Inc.	1,600	11,808

		41,928

Hospital Beds/Equipment — 0.1%
Hill-Rom Holdings, Inc.	2,600	73,034

Hotels/Motels — 0.1%
Marcus Corp.	400	6,364
Wyndham Worldwide Corp.	9,600	172,224

		178,588

Housewares — 0.0%
National Presto Industries, Inc.	400	28,592

Human Resources — 0.6%
Administaff, Inc.	1,100	31,581
CDI Corp.	1,200	24,696
Hewitt Associates, Inc., Class A†	4,700	173,195
Kelly Services, Inc., Class A	1,500	27,615
Korn/Ferry International†	1,100	19,250
Manpower, Inc.	3,400	163,200
Monster Worldwide, Inc.†	8,400	149,016
MPS Group, Inc.†	5,600	64,512
Resources Connection, Inc.†	2,500	57,850
Robert Half International, Inc.	7,500	189,675
TrueBlue, Inc.†	2,200	33,220

		933,810

Identification Systems — 0.0%
Brady Corp., Class A	400	14,668
Cogent, Inc.†	2,100	21,294

		35,962

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Independent Power Producers — 0.2%
Mirant Corp.†	6,100	$186,721
Reliant Energy, Inc.†	10,300	186,533

		373,254

Industrial Automated/Robotic — 0.1%
Cognex Corp.	2,200	41,470
Gerber Scientific, Inc.†	400	4,748
Intermec, Inc.†	500	9,410
Nordson Corp.	2,300	162,518

		218,146

Instruments-Controls — 0.1%
Woodward Governor Co.	4,100	184,500

Instruments-Scientific — 0.2%
Applied Biosystems, Inc.	5,500	203,115
Varian, Inc.†	1,200	59,280

		262,395

Insurance Brokers — 0.2%
AON Corp.	600	27,480
Brown & Brown, Inc.	7,100	124,747
Willis Group Holdings, Ltd.	4,100	128,207

		280,434

Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	3,500	30,590
Conseco, Inc.†	3,400	28,492
Nationwide Financial Services, Inc., Class A	1,600	74,160
Protective Life Corp.	4,300	154,628
Reinsurance Group of America, Inc.	300	14,910
StanCorp Financial Group, Inc.	3,300	162,987
Torchmark Corp.	900	52,245
Unum Group	10,500	253,680

		771,692

Insurance-Multi-line — 1.2%
ACE, Ltd.	7,000	354,900
American Financial Group, Inc.	5,800	168,026
American National Insurance Co.	100	9,450
Assurant, Inc.	3,500	210,420
Cincinnati Financial Corp.	3,000	83,520
CNA Financial Corp.	5,400	144,126
Genworth Financial, Inc., Class A	13,300	212,401
Hanover Insurance Group, Inc.	3,400	145,928
HCC Insurance Holdings, Inc.	4,400	99,660
Loews Corp.	8,250	367,620
Unitrin, Inc.	1,100	30,349

		1,826,400

Insurance-Property/Casualty — 2.0%
American Physicians Capital, Inc.	600	29,868
Amerisafe, Inc.†	1,300	23,621
Amtrust Financial Services, Inc.	1,200	17,484
Arch Capital Group, Ltd.†	2,600	181,298
Chubb Corp.	24,500	1,176,980
Darwin Professional Underwriters, Inc.†	500	15,475
Employers Holdings, Inc.	2,000	35,640
Fidelity National Financial, Inc., Class A	12,800	171,008
First American Corp.	1,100	27,720
FPIC Insurance Group, Inc.†	500	24,975
Harleysville Group, Inc.	1,400	49,882
Infinity Property & Casualty Corp.	700	31,192
OneBeacon Insurance Group, Ltd.	1,300	23,530
Philadelphia Consolidated Holding Co.†	3,700	216,265
PMA Capital Corp., Class A†	400	4,004
ProAssurance Corp.†	1,400	68,516
SAFECO Corp.	3,400	224,944
Safety Insurance Group, Inc.	800	33,976
Selective Insurance Group, Inc.	2,900	62,640
State Auto Financial Corp.	600	17,346
The Travelers Cos., Inc.	10,200	450,024
W.R. Berkley Corp.	7,300	172,426
White Mountains Insurance Group, Ltd.	100	43,650
Zenith National Insurance Corp.	1,100	37,851

		3,140,315

Insurance-Reinsurance — 1.4%
Aspen Insurance Holdings, Ltd.	5,000	126,950
Axis Capital Holdings, Ltd.	6,300	199,584
Berkshire Hathaway, Inc., Class B†	250	957,250
Endurance Specialty Holdings, Ltd.	3,400	104,040
IPC Holdings, Ltd.	2,600	83,460
Max Re Capital, Ltd.	2,600	61,022
Montpelier Re Holdings, Ltd.	2,900	45,530
Odyssey Re Holdings Corp.	4,100	160,187
PartnerRe, Ltd.	2,600	182,832
Platinum Underwriters Holdings, Ltd.	2,200	79,420
RenaissanceRe Holdings, Ltd.	1,900	96,653

		2,096,928

Internet Application Software — 0.0%
eResearch Technology, Inc.†	1,800	26,208
RealNetworks, Inc.†	1,100	7,557
S1 Corp.†	2,800	22,736
Vignette Corp.†	700	7,882

		64,383

Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	2,600	61,828

Internet Infrastructure Software — 0.1%
TIBCO Software, Inc.†	9,800	80,458

Internet Security — 0.8%
Secure Computing Corp.†	3,900	15,327
Symantec Corp.†	59,200	1,247,344

		1,262,671

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	2,600	62,322

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	1,400	58,730

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	2,200	476,762
Invesco, Ltd.	9,400	218,926

		695,688

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Lasers-System/Components — 0.1%
Coherent, Inc.†	1,600	$55,200
Cymer, Inc.†	900	23,841
Newport Corp.†	1,300	13,637
Rofin-Sinar Technologies, Inc.†	200	6,772

		99,450

Leisure Products — 0.1%
Brunswick Corp.	5,100	65,790

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	900	30,636
UniFirst Corp.	200	8,954

		39,590

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	5,100	151,776
Lincoln Electric Holdings, Inc.	2,200	176,770

		328,546

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	14,800	1,028,896

Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	2,800	74,816
Gardner Denver, Inc.†	3,300	150,480
IDEX Corp.	4,700	177,801
Kadant, Inc.†	800	17,112
Wabtec Corp.	1,900	105,450

		525,659

Machinery-Material Handling — 0.0%
Cascade Corp.	400	17,552
Columbus McKinnon Corp.†	700	17,997

		35,549

Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,400	104,754

Machinery-Pumps — 0.0%
Gorman-Rupp Co.	800	35,632
Tecumseh Products Co., Class A†	500	16,375

		52,007

Medical Instruments — 0.1%
Boston Scientific Corp.†	11,500	136,735
CONMED Corp.†	800	24,312
Kensey Nash Corp.†	1,000	34,730

		195,777

Medical Labs & Testing Services — 0.0%
Life Science Research, Inc.†	100	3,380

Medical Products — 1.2%
Cyberonics, Inc.†	1,400	38,668
Exactech, Inc.†	700	20,118
Hanger Orthopedic Group, Inc.†	2,000	34,100
Johnson & Johnson	25,600	1,752,832
Luminex Corp.†	500	11,000
PSS World Medical, Inc.†	600	10,056
Vital Signs, Inc.	200	14,630
Vnus Medical Technologies, Inc.†	400	8,144
Zoll Medical Corp.†	900	28,350

		1,917,898

Medical Sterilization Products — 0.0%
STERIS Corp.	1,800	61,506

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.†	8,900	557,407
CryoLife, Inc.†	800	10,872
Genentech, Inc.†	2,600	247,650
Martek Biosciences Corp.†	2,000	75,220
Momenta Pharmaceuticals, Inc.†	500	8,290

		899,439

Medical-Drugs — 1.8%
Abbott Laboratories	1,500	84,510
Cubist Pharmaceuticals, Inc.†	700	15,862
Eli Lilly & Co.	4,900	230,839
Emergent Biosolutions, Inc.†	600	8,082
Endo Pharmaceuticals Holdings, Inc.†	6,000	138,900
King Pharmaceuticals, Inc.†	17,100	196,821
Medicis Pharmaceutical Corp., Class A	1,600	29,376
Merck & Co., Inc.	18,500	608,650
Pfizer, Inc.	65,400	1,221,018
PharMerica Corp.†	1,400	33,110
Prestige Brands Holdings, Inc.†	2,800	27,776
Sepracor, Inc.†	8,300	145,084

		2,740,028

Medical-Generic Drugs — 0.2%
Alpharma, Inc., Class A†	1,900	43,149
Watson Pharmaceuticals, Inc.†	6,400	185,024

		228,173

Medical-HMO — 1.7%
Aetna, Inc.	26,800	1,099,068
AMERIGROUP Corp.†	600	15,240
Centene Corp.†	3,200	71,392
Health Net, Inc.†	6,400	178,944
UnitedHealth Group, Inc.	3,100	87,048
WellPoint, Inc.†	21,100	1,106,695

		2,558,387

Medical-Hospitals — 0.1%
LifePoint Hospitals, Inc.†	2,500	71,575
Universal Health Services, Inc., Class B	2,100	127,302

		198,877

Medical-Outpatient/Home Medical — 0.1%
Almost Family, Inc.†	300	9,855
Lincare Holdings, Inc.†	1,500	48,330
Odyssey HealthCare, Inc.†	2,000	18,840

		77,025

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Metal Processors & Fabrication — 0.3%
Ampco-Pittsburgh Corp.	400	$17,392
Mueller Industries, Inc.	2,400	61,608
NN, Inc.	500	6,660
Sun Hydraulics Corp.	800	32,960
Timken Co.	5,600	184,912
Worthington Industries, Inc.	6,800	120,632

		424,164

Metal Products-Distribution — 0.0%
A.M. Castle & Co.	1,200	24,288

Metal-Aluminum — 0.8%
Alcoa, Inc.	34,900	1,177,875
Kaiser Aluminum Corp.	1,100	58,025

		1,235,900

Metal-Copper — 0.6%
Southern Copper Corp.	31,200	866,736

Metal-Diversified — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	14,000	1,354,500

Mining — 0.1%
Newmont Mining Corp.	1,600	76,736

Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,000	38,700

Motion Pictures & Services — 0.1%
Dreamworks Animation SKG, Inc., Class A†	5,500	163,350

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,800	29,088

Multimedia — 1.3%
Belo Corp., Class A	2,900	19,691
Meredith Corp.	1,200	30,672
News Corp., Class A	18,100	255,753
The Walt Disney Co.	15,700	476,495
Time Warner, Inc.	84,100	1,204,312
Viacom, Inc., Class B†	1,700	47,481

		2,034,404

Music — 0.0%
Steinway Musical Instruments, Inc.†	200	5,544

Networking Products — 1.2%
Adaptec, Inc.†	1,600	5,840
Cisco Systems, Inc.†	78,100	1,717,419
Ixia†	1,000	8,760
Parkervision, Inc.†	200	2,188
Polycom, Inc.†	3,000	70,800

		1,805,007

Non-Hazardous Waste Disposal — 0.7%
Allied Waste Industries, Inc.†	800	9,680
Casella Waste Systems, Inc., Class A†	500	6,460
Waste Management, Inc.	27,600	980,904

		997,044

Office Automation & Equipment — 0.6%
IKON Office Solutions, Inc.	5,825	83,298
Xerox Corp.	63,400	864,776

		948,074

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	5,400	141,156
HNI Corp.	2,100	45,465
Steelcase, Inc., Class A	6,800	67,728

		254,349

Office Supplies & Forms — 0.0%
The Standard Register Co.	1,900	16,777

Oil & Gas Drilling — 1.2%
ENSCO International, Inc.	100	6,914
Grey Wolf, Inc.†	9,400	80,276
Noble Corp.	19,700	1,021,839
Patterson-UTI Energy, Inc.	6,000	170,520
Pioneer Drilling Co.†	1,800	28,602
Transocean, Inc.†	2,500	340,075
Unit Corp.†	2,300	155,365

		1,803,591

Oil Companies-Exploration & Production — 5.3%
Abraxas Petroleum Corp.†	2,000	7,280
Georesources Inc.†	900	14,571
Anadarko Petroleum Corp.	19,800	1,146,618
Apache Corp.	12,000	1,346,040
Bois d’Arc Energy, Inc.†	600	13,140
Callon Petroleum Co.†	1,000	22,990
Chesapeake Energy Corp.	14,800	742,220
Continental Resources, Inc.†	1,000	57,120
Delta Petroleum Corp.†	1,500	28,605
Denbury Resources, Inc.†	6,900	194,166
Devon Energy Corp.	3,600	341,604
Gasco Energy, Inc.†	2,600	6,786
Mariner Energy, Inc.†	5,100	134,946
Meridian Resource Corp.†	1,900	6,023
Noble Energy, Inc.	12,700	938,149
Occidental Petroleum Corp.	24,400	1,923,452
Plains Exploration & Production Co.†	3,200	179,104
Rosetta Resources, Inc.†	2,400	56,688
Stone Energy Corp.†	3,400	173,468
Swift Energy Co.†	1,300	66,066
Vaalco Energy, Inc.†	1,000	6,550
W&T Offshore, Inc.	4,100	181,466
Whiting Petroleum Corp.†	1,000	93,670
XTO Energy, Inc.	12,100	571,483

		8,252,205

Oil Companies-Integrated — 9.7%
Chevron Corp.	38,200	3,230,192
ConocoPhillips	30,800	2,513,896
Exxon Mobil Corp.	77,900	6,265,497
Hess Corp.	11,800	1,196,520
Marathon Oil Corp.	29,500	1,459,365
Murphy Oil Corp.	5,400	430,542

		15,096,012

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Field Machinery & Equipment — 0.3%
Dresser-Rand Group, Inc.†	4,500	$171,450
FMC Technologies, Inc.†	3,100	191,518
Gulf Island Fabrication, Inc.	600	26,610
Lufkin Industries, Inc.	800	71,360

		460,938

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	26,200	875,342

Oil-Field Services — 1.1%
Halliburton Co.	7,900	354,078
Key Energy Services, Inc.†	1,700	27,302
Newpark Resources, Inc.†	4,000	29,280
North American Energy Partners, Inc.†	900	16,281
Oil States International, Inc.†	2,800	153,664
Schlumberger, Ltd.	10,600	1,076,960
SEACOR Holdings, Inc.†	900	75,303

		1,732,868

Paper & Related Products — 0.1%
Domtar Corp.†	8,200	46,740
Glatfelter	1,200	17,544
Mercer International, Inc. SBI†	500	3,110
Rock-Tenn Co., Class A	3,700	131,535

		198,929

Pharmacy Services — 0.0%
HealthExtras, Inc.†	1,100	33,011

Pipelines — 0.4%
El Paso Corp.	2,900	51,997
Enbridge Energy Management, LLC†	100	5,153
Spectra Energy Corp.	15,700	426,569
Williams Cos., Inc.	2,700	86,535

		570,254

Power Converter/Supply Equipment — 0.0%
C&D Technologies, Inc.†	1,400	11,242
Powell Industries, Inc.†	600	31,500

		42,742

Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	200	6,700
R.R. Donnelley & Sons Co.	7,200	192,240

		198,940

Protection/Safety — 0.0%
Landauer, Inc.	500	32,165

Publishing-Books — 0.0%
Scholastic Corp.	1,300	33,527

Racetracks — 0.1%
International Speedway Corp., Class A	1,400	51,506
Speedway Motorsports, Inc.	1,100	21,241

		72,747

Radio — 0.0%
Cox Radio, Inc., Class A†	2,000	19,780

Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,100	47,080

Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	5,600	34,160
Hertz Global Holdings, Inc.†	14,100	120,273
Rent-A-Center, Inc.†	3,400	72,080
United Rentals, Inc.†	6,087	98,488

		325,001

Research & Development — 0.1%
Albany Molecular Research, Inc.†	1,200	18,360
Exponent, Inc.†	1,000	30,540
Pharmaceutical Product Development, Inc.	4,400	167,816

		216,716

Retail-Apparel/Shoe — 1.6%
Aeropostale, Inc.†	5,100	164,475
American Eagle Outfitters, Inc.	9,000	126,000
Bebe Stores, Inc.	4,100	42,517
Brown Shoe Co., Inc.	200	3,228
Columbia Sportswear Co.	200	7,462
Dress Barn, Inc.†	3,700	59,681
Foot Locker, Inc.	5,400	81,324
Gymboree Corp.†	900	33,660
Hanesbrands, Inc.†	6,100	130,784
Jones Apparel Group, Inc.	4,000	66,960
Limited Brands, Inc.	11,300	186,337
Liz Claiborne, Inc.	4,400	57,508
New York & Co., Inc.†	3,300	31,944
Ross Stores, Inc.	5,500	208,780
The Finish Line, Inc., Class A†	4,100	44,485
The Gap, Inc.	64,500	1,039,740
Urban Outfitters, Inc.†	5,400	178,254
Wet Seal, Inc., Class A†	6,100	26,779

		2,489,918

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,800	234,522

Retail-Automobile — 0.2%
America’s Car-Mart, Inc.†	300	5,976
AutoNation, Inc.†	13,400	138,288
Copart, Inc.†	1,600	70,176
Penske Auto Group, Inc.	3,700	49,210

		263,650

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	3,500	166,950

Retail-Computer Equipment — 0.0%
PC Connection, Inc.†	500	3,585

Retail-Consumer Electronics — 0.8%
Best Buy Co., Inc.	27,900	1,108,188
RadioShack Corp.	5,800	96,744

		1,204,932

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	2,000	49,200

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Discount — 0.7%
Big Lots, Inc.†	9,300	$283,278
Dollar Tree ,Inc.†	5,100	191,250
Fred’s, Inc.	2,500	32,150
Wal-Mart Stores, Inc.	9,000	527,580

		1,034,258

Retail-Drug Store — 0.0%
Longs Drug Stores Corp.	1,300	60,775

Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,300	28,561

Retail-Gardening Products — 0.1%
Tractor Supply Co.†	2,000	76,020

Retail-Hair Salons — 0.0%
Regis Corp.	1,200	33,588

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	3,400	59,296

Retail-Major Department Stores — 0.8%
TJX Cos., Inc.	38,400	1,294,464

Retail-Office Supplies — 0.5%
Office Depot, Inc.†	12,900	87,720
OfficeMax, Inc.	2,400	30,624
School Specialty, Inc.†	1,000	33,310
Staples, Inc.	24,000	540,000

		691,654

Retail-Pawn Shops — 0.1%
Cash America International, Inc.	2,000	84,320
Ezcorp, Inc., Class A†	2,300	41,354
First Cash Financial Services, Inc.†	600	11,442

		137,116

Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	8,200	60,680

Retail-Restaurants — 0.3%
Bob Evans Farms, Inc.	1,900	54,416
CEC Entertainment, Inc.†	1,000	34,860
Chipotle Mexican Grill, Inc., Class B†	400	25,608
CKE Restaurants, Inc.	2,300	28,221
Denny’s Corp.†	4,500	11,610
Jack in the Box, Inc.†	2,900	62,582
McDonald’s Corp.	2,700	161,433
Papa John’s International, Inc.†	700	19,803

		398,533

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	1,600	31,408

Satellite Telecom — 0.1%
EchoStar Corp.†	2,860	91,491

Savings & Loans/Thrifts — 0.3%
Anchor BanCorp Wisconsin, Inc.	400	2,880
Dime Community Bancshares	1,800	30,114
First Place Financial Corp.	600	6,522
Flushing Financial Corp.	1,400	24,682
Hudson City Bancorp, Inc.	15,300	279,378
OceanFirst Financial Corp.	300	5,427
Provident Financial Services, Inc.	900	13,131
Provident New York Bancorp, Inc.	700	8,596
TFS Financial Corp.	2,000	22,780

		393,510

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	8,000	244,080
Atmel Corp.†	15,600	55,068
Emulex Corp.†	5,100	57,477
Integrated Device Technology, Inc.†	7,500	75,150
Linear Technology Corp.	7,000	217,350
Marvell Technology Group, Ltd.†	14,500	214,455
Micrel, Inc.	3,200	30,464
Pericom Semiconductor Corp.†	2,100	29,946

		923,990

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	72,000	1,247,040
Cabot Microelectronics Corp.†	2,400	93,696
Entegris, Inc.†	7,000	44,310
KLA-Tencor Corp.	5,600	210,504
MKS Instruments, Inc.†	5,500	113,300
Teradyne, Inc.†	14,500	135,865
Ultratech, Inc.†	1,900	28,006
Veeco Instruments, Inc.†	800	13,024

		1,885,745

Steel-Producers — 1.2%
AK Steel Holding Corp.	3,800	241,300
Nucor Corp.	18,900	1,081,458
Olympic Steel, Inc.	600	30,510
Reliance Steel & Aluminum Co.	2,800	176,848
Schnitzer Steel Industries, Inc, Class A	2,200	198,528
United States Steel Corp.	1,200	192,432

		1,921,076

Telecom Equipment-Fiber Optics — 0.3%
Avanex Corp.	6,600	4,290
Corning, Inc.	13,200	264,132
JDS Uniphase Corp.†	14,300	156,299

		424,721

Telecom Services — 0.4%
Amdocs, Ltd.†	7,000	212,870
Clearwire Corp., Class A†	2,100	20,664
Embarq Corp.	4,900	224,273
Iowa Telecommunications Services, Inc.	1,700	31,518
NTELOS Holdings Corp.	1,500	35,865
Premiere Global Services, Inc.†	4,900	74,039

		599,229

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	2,200	49,192
Harris Corp.	500	24,075
Plantronics, Inc.	4,300	104,705
Tekelec†	4,100	63,919
Tellabs, Inc.†	23,600	121,304

		363,195

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Telephone-Integrated — 2.6%
AT&T, Inc.	54,800	$1,688,388
Sprint Nextel Corp.	145,400	1,183,556
Telephone and Data Systems, Inc.	4,100	173,840
Verizon Communications, Inc.	20,600	701,224
Windstream Corp.	16,300	194,296

		3,941,304

Television — 0.5%
CBS Corp., Class B	44,200	723,112

Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,400	30,450

Theater — 0.0%
Regal Entertainment Group, Class A	1,300	21,645

Therapeutics — 0.0%
Warner Chilcott, Ltd., Class A†	3,800	64,258

Tobacco — 1.6%
Altria Group, Inc.	21,400	435,490
Lorillard, Inc.†	6,895	462,723
Philip Morris International, Inc.	24,400	1,260,260
Reynolds American, Inc.	2,700	150,741
Universal Corp.	2,900	149,698

		2,458,912

Tools-Hand Held — 0.2%
Snap-on, Inc.	3,300	185,757
The Stanley Works	2,000	88,960

		274,717

Toys — 0.4%
Hasbro, Inc.	5,400	209,088
Leapfrog Enterprises, Inc.†	3,700	35,409
Marvel Entertainment, Inc.†	1,500	52,050
Mattel, Inc.	12,000	240,600

		537,147

Transactional Software — 0.0%
Bottomline Technologies, Inc.†	400	4,788

Transport-Equipment & Leasing — 0.1%
GATX Corp.	1,800	81,846

Transport-Marine — 0.2%
Alexander & Baldwin, Inc.	1,200	52,068
American Commercial Lines, Inc.†	500	5,725
Arlington Tankers, Ltd.	700	14,273
Knightsbridge Tankers, Ltd.	1,000	32,110
Overseas Shipholding Group, Inc.	2,200	173,250
Star Bulk Carriers Corp.	2,700	30,348
Teekay Tankers, Ltd. Class A	800	18,128

		325,902

Transport-Rail — 1.1%
CSX Corp.	3,700	250,046
Norfolk Southern Corp.	20,500	1,474,360

		1,724,406

Transport-Services — 0.2%
Bristow Group, Inc.†	200	8,998
Hub Group, Inc., Class A†	2,000	77,720
Pacer International, Inc.	1,800	42,732
Ryder System, Inc.	2,600	171,496

		300,946

Transport-Truck — 0.1%
Arkansas Best Corp.	1,900	70,566
Marten Transport, Ltd.†	1,000	20,820
Old Dominion Freight Lines, Inc.†	1,100	40,370
YRC Worldwide, Inc.†	3,300	55,770

		187,526

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	4,200	181,398
NBTY, Inc.†	2,200	75,878
Omega Protein Corp.†	1,800	28,152

		285,428

Water — 0.0%
SJW Corp.	700	18,137

Water Treatment Systems — 0.1%
Nalco Holding Co.	7,800	183,300

Web Hosting/Design — 0.0%
NIC, Inc.	1,300	9,490

Web Portals/ISP — 0.5%
Google, Inc., Class A†	1,600	758,000
United Online, Inc.	1,300	14,118

		772,118

Wire & Cable Products — 0.1%
Belden, Inc.	2,000	73,840
Encore Wire Corp.	1,200	21,876
Insteel Industries, Inc.	1,700	30,039

		125,755

Wireless Equipment — 0.5%
Powerwave Technologies, Inc.†	7,200	29,520
QUALCOMM, Inc.	13,700	758,158

		787,678

Total Long-Term Investment Securities (cost $163,109,074)		153,698,230

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $1,298,013 and collateralized by $1,335,000 of Federal National Mtg. Assoc. Discount Notes bearing interest at 2.48% due 11/19/08 and having an approximate value of $1,324,988 (cost $1,298,000)	$1,298,000	$1,298,000

TOTAL INVESTMENTS (cost $164,407,074)(1)	100.0%	154,996,230
Other assets less liabilities	0.0	13,097

NET ASSETS	100.0%	$155,009,327

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Fair valued security; see Note 2
(3)	Illiquid security

See Notes to Financial Statements

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	11.2%
Finance-Investment Banker/Broker	7.4
Oil Companies-Integrated	4.2
Retail-Discount	4.1
Tobacco	4.0
Finance-Credit Card	3.6
Insurance-Reinsurance	3.6
Insurance-Property/Casualty	3.3
Commercial Paper	2.8
Banks-Super Regional	2.7
Banks-Fiduciary	2.5
Insurance-Multi-line	2.4
Multimedia	2.3
Commercial Services-Finance	2.3
Cable TV	2.3
Applications Software	2.0
Computers	1.8
Cosmetics & Toiletries	1.8
Retail-Drug Store	1.5
Containers-Paper/Plastic	1.4
Beverages-Wine/Spirits	1.4
Diversified Manufacturing Operations	1.4
Commercial Services	1.4
Medical Products	1.3
Broadcast Services/Program	1.2
Data Processing/Management	1.2
Electronic Measurement Instruments	1.2
Electronic Components-Semiconductors	1.1
Pharmacy Services	1.1
Building Products-Cement	1.0
Medical-HMO	1.0
Oil-Field Services	1.0
Transport-Services	1.0
Diversified Operations	1.0
Insurance Brokers	0.9
Web Portals/ISP	0.9
Real Estate Operations & Development	0.9
Retail-Bedding	0.9
Brewery	0.9
Coal	0.9
Motorcycle/Motor Scooter	0.9
Banks-Commercial	0.7
Electronic Components-Misc.	0.7
Quarrying	0.7
Forestry	0.6
Medical-Wholesale Drug Distribution	0.6
Investment Management/Advisor Services	0.6
Retail-Automobile	0.6
Networking Products	0.6
Transport-Marine	0.5
Metal-Diversified	0.5
E-Commerce/Services	0.5
Telephone-Integrated	0.5
Insurance-Life/Health	0.4
Medical-Drugs	0.4
Diversified Minerals	0.4
Electric-Generation	0.4
E-Commerce/Products	0.4
Retail-Building Products	0.3
Rental Auto/Equipment	0.3
Retail-Major Department Stores	0.3
Retail-Jewelry	0.2
Retail-Office Supplies	0.2
Food-Confectionery	0.2
Home Decoration Products	0.2
Food-Retail	0.2
Financial Guarantee Insurance	0.1
Auto-Heavy Duty Trucks	0.1

101.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.1%
Airlines — 0.0%
Virgin Blue Holdings, Ltd.(1)	392,602	$284,397

Applications Software — 2.0%
Microsoft Corp.	1,476,200	37,967,864

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	32,300	1,358,538

Banks-Commercial — 0.7%
Toronto-Dominion Bank	225,756	13,716,935

Banks-Fiduciary — 2.5%
State Street Corp.	94,800	6,791,472
The Bank of New York Mellon Corp.	1,148,600	40,775,300

		47,566,772

Banks-Super Regional — 2.7%
Wachovia Corp.	668,315	11,541,800
Wells Fargo & Co.	1,346,650	40,763,095

		52,304,895

Beverages-Wine/Spirits — 1.4%
Diageo PLC ADR	382,800	26,941,464

Brewery — 0.9%
Heineken Holding NV(1)	395,312	16,860,360

Broadcast Services/Program — 1.2%
Grupo Televisa SA ADR	1,010,900	22,735,141
Liberty Media Corp., Class A†	58,140	903,496

		23,638,637

Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	192,900	20,248,713

Cable TV — 2.3%
Comcast Corp., Special Class A	2,177,100	44,717,634

Coal — 0.9%
China Coal Energy Co.(1)	9,350,600	16,803,112

Commercial Services — 1.4%
Iron Mountain, Inc.†	908,852	26,356,708

Commercial Services-Finance — 2.3%
H&R Block, Inc.	1,086,090	26,424,570
Moody’s Corp.	421,450	14,670,674
Visa, Inc., Class A†	53,880	3,936,473

		45,031,717

Computers — 1.8%
Dell, Inc.†	716,200	17,597,034
Hewlett-Packard Co.	406,300	18,202,240

		35,799,274

Containers-Paper/Plastic — 1.4%
Sealed Air Corp.	1,281,978	27,818,923

Cosmetics & Toiletries — 1.8%
Avon Products, Inc.	169,622	7,191,973
Procter & Gamble Co.	427,900	28,018,892

		35,210,865

Data Processing/Management — 1.2%
Dun & Bradstreet Corp.	235,700	22,778,048

Diversified Manufacturing Operations — 1.4%
General Electric Co.	59,400	1,680,426
Siemens AG†(1)	88,200	10,819,921
Tyco International, Ltd.	312,726	13,935,071

		26,435,418

Diversified Minerals — 0.4%
BHP Billiton PLC(1)	223,200	7,448,503

Diversified Operations — 1.0%
China Merchants Holdings International Co., Ltd.(1)	4,967,940	18,923,433

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	91,610	6,993,507

E-Commerce/Services — 0.5%
eBay, Inc.†	202,700	5,101,959
Liberty Media Corp., Series A†	290,900	4,081,327

		9,183,286

Electric-Generation — 0.4%
The AES Corp.†	455,200	7,346,928

Electronic Components-Misc. — 0.7%
Garmin, Ltd.	89,086	3,177,698
Tyco Electronics, Ltd.	312,725	10,363,706

		13,541,404

Electronic Components-Semiconductors — 1.1%
Texas Instruments, Inc.	877,720	21,398,814

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.†	628,320	22,657,219

Finance-Credit Card — 3.6%
American Express Co.	1,819,050	67,523,136
Discover Financial Services	148,345	2,173,254

		69,696,390

Finance-Investment Banker/Broker — 7.4%
Citigroup, Inc.	515,237	9,629,780
E*TRADE Financial Corp.†	443,900	1,340,578
JPMorgan Chase & Co.	1,513,926	61,510,813
Merrill Lynch & Co., Inc.	2,585,005	68,890,383
Morgan Stanley	65,550	2,587,914

		143,959,468

Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	468,136	1,179,703
MBIA, Inc.	171,709	1,018,234

		2,197,937

Food-Confectionery — 0.2%
The Hershey Co.	117,100	4,305,767

Food-Retail — 0.2%
Whole Foods Market, Inc.	158,900	3,522,813

Forestry — 0.5%
Sino-Forest Corp.†	618,800	9,850,520

Home Decoration Products — 0.2%
Hunter Douglas NV†(1)	67,150	4,016,537

Insurance Broker — 0.9%
AON Corp.	404,200	18,512,360

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Life/Health — 0.4%
Principal Financial Group, Inc.	122,800	$5,220,228
Sun Life Financial, Inc.	74,700	2,919,276

		8,139,504

Insurance-Multi-line — 2.4%
Loews Corp.	1,060,950	47,275,932

Insurance-Property/Casualty — 3.3%
Markel Corp.†	4,430	1,608,090
Tokio Marine Holdings, Inc.(1)	341,100	12,730,066
Nipponkoa Insurance Co., Ltd.(1)	1,365,600	10,917,309
The Progressive Corp.	1,867,400	37,814,850

		63,070,315

Insurance-Reinsurance — 3.6%
Berkshire Hathaway, Inc., Class A†	563	64,435,350
Berkshire Hathaway, Inc., Class B†	667	2,553,943
Everest Re Group, Ltd.	29,375	2,402,875

		69,392,168

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	267,630	11,374,275

Medical Products — 1.3%
Covidien, Ltd.	316,571	15,587,956
Johnson & Johnson	142,200	9,736,434

		25,324,390

Medical-Drugs — 0.4%
Schering-Plough Corp.	361,600	7,622,528

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	708,500	19,894,680

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	231,150	12,419,689

Metal-Diversified — 0.5%
Rio Tinto PLC(1)	94,400	9,899,797

Motorcycle/Motor Scooter — 0.9%
Harley-Davidson, Inc.	442,300	16,736,632

Multimedia — 2.3%
Lagardere SCA(1)	69,621	3,812,744
Liberty Media Corp. — Entertainment, Series A†	240,160	5,912,739
News Corp., Class A	1,616,200	22,836,906
WPP Group PLC ADR	267,600	12,729,732

		45,292,121

Networking Products — 0.6%
Cisco Systems, Inc.†	497,200	10,933,428

Oil Companies-Exploration & Production — 11.2%
Canadian Natural Resources, Ltd.	549,400	42,880,670
Devon Energy Corp.	686,822	65,172,540
EOG Resources, Inc.	544,950	54,783,823
Occidental Petroleum Corp.	641,600	50,577,328
OGX Petroleo e Gas Participacoes SA	7,100	3,485,858

		216,900,219

Oil Companies-Integrated — 4.2%
ConocoPhillips	1,003,498	81,905,507

Oil-Field Services — 1.0%
Transocean, Inc.†	146,248	19,894,115

Pharmacy Services — 1.1%
Express Scripts, Inc.†	290,600	20,498,924

Quarrying — 0.7%
Vulcan Materials Co.	206,100	13,229,559

Real Estate Operations & Development — 0.9%
Brookfield Asset Management, Inc. Class A	266,176	8,948,837
Hang Lung Group, Ltd.(1)	1,925,000	8,594,676

		17,543,513

Rental Auto/Equipment — 0.3%
Cosco Pacific, Ltd.(1)	3,214,800	5,625,231

Retail-Automobile — 0.6%
CarMax, Inc.†	823,060	11,029,004

Retail-Bedding — 0.9%
Bed Bath & Beyond, Inc.†	624,620	17,383,175

Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	314,200	6,384,544

Retail-Discount — 4.1%
Costco Wholesale Corp.	1,278,492	80,135,879

Retail-Drug Store — 1.5%
CVS Caremark Corp.	798,026	29,127,949

Retail-Jewelry — 0.2%
Compagnie Financiere Richemont SA(1)	73,800	4,428,512

Retail-Major Department Stores — 0.3%
Sears Holdings Corp.†	65,210	5,282,010

Retail-Office Supplies — 0.2%
Staples, Inc.	194,700	4,380,750

Telephone-Integrated — 0.5%
Sprint Nextel Corp.	1,100,400	8,957,256

Tobacco — 4.0%
Altria Group, Inc.	1,055,105	21,471,387
Philip Morris International, Inc.	1,074,205	55,482,688

		76,954,075

Transport-Marine — 0.5%
China Shipping Development Co., Ltd.(1)	3,254,000	9,932,925

Transport-Services — 1.0%
Asciano Group(1)	286,468	1,127,460
Kuehne & Nagel International AG(1)	88,400	7,378,498
Toll Holdings, Ltd.(1)	392,602	2,378,953
United Parcel Service, Inc., Class B	133,600	8,427,488

		19,312,399

Web Portals/ISP — 0.9%
Google, Inc., Class A†	37,514	17,772,257

Total Common Stock (cost $1,481,240,520)		1,899,448,422

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.1%
Forestry — 0.1%
Sino-Forest Corp. Senior Notes 5.00% due 08/01/13*(3)(4) (cost $2,787,000)	$2,787,000	$2,835,773

Total Long-Term Investment Securities (cost $1,484,027,520)		1,902,284,195

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Commercial Paper — 2.8%
Intesa Funding LLC 2.20% due 08/05/08	12,500,000	12,496,944
Rabobank USA Financial Corp. 2.16% due 08/01/08	41,857,000	41,857,000

Total Short-Term Investment Securities (cost $54,353,944)		54,353,944

TOTAL INVESTMENTS (cost $1,538,381,464)(2)	101.0%	1,956,638,139
Liabilities in excess of other assets	(1.0)	(20,169,726)

NET ASSETS	100.0%	$1,936,468,413

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $2,835,773 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Illiquid security
(4)	Fair valued security; See Note 2
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Finance-Investment Banker/Broker	7.1%
Diversified Manufacturing Operations	6.6
Commercial Services-Finance	6.6
Beverages-Non-alcoholic	6.4
Consumer Products-Misc.	6.4
Medical-Drugs	6.2
Telephone-Integrated	6.1
Banks-Super Regional	4.2
Containers-Paper/Plastic	3.9
Coatings/Paint	3.6
Cruise Lines	3.6
Cosmetics & Toiletries	3.4
Medical Products	3.4
Motorcycle/Motor Scooter	3.3
Chemicals-Diversified	3.3
Food-Wholesale/Distribution	3.2
Distribution/Wholesale	3.2
Tobacco	3.2
Retail-Building Products	3.1
Building-Residential/Commercial	3.0
Auto-Cars/Light Trucks	3.0
Semiconductor Components-Integrated Circuits	3.0
Publishing-Newspapers	2.6
Repurchase Agreements	1.6

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.4%
Auto-Cars/Light Trucks — 3.0%
General Motors Corp.	175,600	$1,943,892

Banks-Super Regional — 4.2%
Bank of America Corp.	82,500	2,714,250

Beverages-Non-alcoholic — 6.4%
PepsiCo, Inc.	31,700	2,109,952
The Coca-Cola Co.	39,100	2,013,650

		4,123,602

Building-Residential/Commercial — 3.0%
D.R. Horton, Inc.	175,100	1,947,112

Chemicals-Diversified — 3.3%
E.I. du Pont de Nemours & Co.	47,494	2,080,712

Coatings/Paint — 3.6%
The Sherwin-Williams Co.	43,300	2,305,725

Commercial Services-Finance — 6.6%
Automatic Data Processing, Inc.	48,700	2,079,977
Paychex, Inc.	64,200	2,113,464

		4,193,441

Consumer Products-Misc. — 6.4%
Clorox Co.	39,100	2,130,950
Kimberly-Clark Corp.	33,921	1,961,651

		4,092,601

Containers-Paper/Plastic — 3.9%
Bemis Co., Inc.	89,393	2,517,307

Cosmetics & Toiletries — 3.4%
Procter & Gamble Co.	33,500	2,193,580

Cruise Lines — 3.6%
Carnival Corp.	61,618	2,276,169

Distribution/Wholesale — 3.2%
Genuine Parts Co.	50,764	2,036,144

Diversified Manufacturing Operations — 6.6%
3M Co.	29,200	2,055,388
General Electric Co.	77,196	2,183,875

		4,239,263

Finance-Investment Banker/Broker — 7.1%
Citigroup, Inc.	117,574	2,197,458
JPMorgan Chase & Co.	57,900	2,352,477

		4,549,935

Food-Wholesale/Distribution — 3.2%
Sysco Corp.	71,860	2,037,950

Medical Products — 3.4%
Johnson & Johnson	31,949	2,187,548

Medical-Drugs — 6.2%
Merck & Co., Inc.	54,800	1,802,920
Pfizer, Inc.	117,415	2,192,138

		3,995,058

Motorcycle/Motor Scooter — 3.3%
Harley-Davidson, Inc.	55,400	2,096,336

Publishing-Newspapers — 2.6%
Gannett Co., Inc.	92,122	1,669,251

Retail-Building Products — 3.1%
Home Depot, Inc.	84,400	2,011,252

Semiconductor Components-Integrated Circuits — 3.0%
Linear Technology Corp.	62,600	1,943,730

Telephone-Integrated — 6.1%
AT&T, Inc.	61,945	1,908,525
Verizon Communications, Inc.	59,195	2,014,998

		3,923,523

Tobacco — 3.2%
Altria Group, Inc.	99,679	2,028,468

Total Long-Term Investment Securities (cost $76,443,130)		63,106,849

REPURCHASE AGREEMENT — 1.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $994,000)	$994,000	994,000
TOTAL INVESTMENTS (cost $77,437,130)(2)	100.0%	64,100,849
Other assets less liabilities	0.0	9,883

NET ASSETS	100.0%	$64,110,732

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Computers	15.6%
Medical-Biomedical/Gene	8.4
Web Portals/ISP	6.8
Finance-Other Services	5.0
Oil-Field Services	4.0
Agricultural Chemicals	4.0
Food-Confectionery	3.4
Networking Products	3.3
Finance-Investment Banker/Broker	3.3
Medical-Generic Drugs	3.2
Retail-Discount	3.0
Medical Products	3.0
Pharmacy Services	2.8
Diversified Manufacturing Operations	2.7
Investment Management/Advisor Services	2.7
Oil Companies-Exploration & Production	2.6
Optical Supplies	2.6
Electronic Components-Semiconductors	2.5
Medical-Drugs	2.0
Oil Field Machinery & Equipment	1.9
Cosmetics & Toiletries	1.9
Wireless Equipment	1.9
Beverages-Non-alcoholic	1.7
Industrial Gases	1.4
Time Deposits	1.4
Machinery-Farming	1.3
Cellular Telecom	1.2
Athletic Footwear	1.2
Retail-Restaurants	1.1
Applications Software	1.1
Engineering/R&D Services	1.0
Oil & Gas Drilling	0.7
Retail-Regional Department Stores	0.7
Transport-Rail	0.5
Metal-Diversified	0.4
Energy-Alternate Sources	0.1

100.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.0%
Agricultural Chemicals — 4.0%
Monsanto Co.	223,000	$26,561,530

Applications Software — 1.1%
Red Hat, Inc.†	170,600	3,647,428
Salesforce.com, Inc.†	55,500	3,540,345

		7,187,773

Athletic Footwear — 1.2%
NIKE, Inc., Class B	134,700	7,904,196

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	94,700	6,303,232
The Coca-Cola Co.	93,800	4,830,700

		11,133,932

Cellular Telecom — 1.2%
America Movil SAB de CV, Series L ADR	163,600	8,260,164

Computers — 15.6%
Apple, Inc.†	298,370	47,425,911
Hewlett-Packard Co.	785,000	35,168,000
Research In Motion, Ltd.†	176,000	21,616,320

		104,210,231

Cosmetics & Toiletries — 1.9%
Colgate-Palmolive Co.	79,500	5,904,465
Procter & Gamble Co.	103,000	6,744,440

		12,648,905

Diversified Manufacturing Operations — 2.7%
Honeywell International, Inc.	322,200	16,380,648
Textron, Inc.	42,300	1,838,781

		18,219,429

Electronic Components-Semiconductors — 2.5%
Broadcom Corp., Class A†	185,575	4,507,617
Intel Corp.	164,150	3,642,488
MEMC Electronic Materials, Inc.†	188,500	8,710,585

		16,860,690

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	3,260	929,459

Engineering/R&D Services — 1.0%
Fluor Corp.	62,400	5,076,240
Foster Wheeler, Ltd.†	33,600	1,907,472

		6,983,712

Finance-Investment Banker/Broker — 3.3%
Merrill Lynch & Co., Inc.	410,500	10,939,825
The Goldman Sachs Group, Inc.	61,300	11,281,652

		22,221,477

Finance-Other Services — 5.0%
CME Group, Inc.	79,610	28,669,949
NYSE Euronext	99,200	4,686,208

		33,356,157

Food-Confectionery — 3.4%
WM Wrigley Jr. Co.	290,000	22,898,400

Industrial Gases — 1.4%
Air Products & Chemicals, Inc.	101,800	9,692,378

Investment Management/Advisor Services — 2.7%
Blackstone Group LP	546,600	10,150,362
Franklin Resources, Inc.	75,400	7,585,994

		17,736,356

Machinery-Farming — 1.3%
Deere & Co.	121,800	8,545,488

Medical Products — 3.0%
Baxter International, Inc.	144,900	9,941,589
Becton Dickinson & Co.	119,400	10,138,254

		20,079,843

Medical-Biomedical/Gene — 8.4%
Celgene Corp.†	233,800	17,649,562
Genentech, Inc.†	111,700	10,639,425
Gilead Sciences, Inc.†	515,100	27,805,098

		56,094,085

Medical-Drugs — 2.0%
Abbott Laboratories	233,500	13,155,390

Medical-Generic Drugs — 3.2%
Teva Pharmaceutical Industries, Ltd. ADR	471,000	21,119,640

Metal-Diversified — 0.4%
Rio Tinto PLC ADR	6,275	2,620,440

Networking Products — 3.3%
Cisco Systems, Inc.†	1,017,300	22,370,427

Oil & Gas Drilling — 0.7%
Transocean, Inc.†	35,900	4,883,477

Oil Companies-Exploration & Production — 2.6%
EOG Resources, Inc.	175,000	17,592,750

Oil Field Machinery & Equipment — 1.9%
Cameron International Corp.†	136,150	6,502,524
National-Oilwell Varco, Inc.†	81,250	6,388,688

		12,891,212

Oil-Field Services — 4.0%
Schlumberger, Ltd.	265,300	26,954,480

Optical Supplies — 2.6%
Alcon, Inc.	100,800	17,380,944

Pharmacy Services — 2.8%
Medco Health Solutions, Inc.†	371,900	18,438,802

Retail-Discount — 3.0%
Costco Wholesale Corp.	93,100	5,835,508
Target Corp.	110,200	4,984,346
Wal-Mart Stores, Inc.	161,700	9,478,854

		20,298,708

Retail-Regional Department Stores — 0.7%
Kohl’s Corp.†	110,300	4,622,673

Retail-Restaurants — 1.1%
McDonald’s Corp.	124,000	7,413,960

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	33,919	259,141

Transport-Rail — 0.5%
Union Pacific Corp.	43,250	3,565,530

Web Portals/ISP — 6.8%
Google, Inc., Class A†	96,420	45,678,975

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Wireless Equipment — 1.9%
QUALCOMM, Inc.	225,100	$12,457,034

Total Long-Term Investment Securities (cost $647,134,120)		663,227,788

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposit — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 08/01/08 (cost $9,334,000)	$9,334,000	9,334,000

TOTAL INVESTMENTS (cost $656,468,120)(1)	100.4%	672,561,788
Liabilities in excess of other assets	(0.4)	(2,427,768)

NET ASSETS	100.0%	$670,134,020

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Computers	6.0%
Agricultural Chemicals	5.0
Oil Companies-Exploration & Production	5.0
Wireless Equipment	4.0
Oil-Field Services	3.9
Medical-Drugs	3.4
Food-Misc.	3.4
Web Portals/ISP	3.3
Medical-Biomedical/Gene	3.0
Aerospace/Defense	3.0
Finance-Investment Banker/Broker	3.0
Medical Products	2.9
Engineering/R&D Services	2.7
Cellular Telecom	2.5
Commercial Services-Finance	2.5
Computer Services	2.4
Repurchase Agreements	2.4
Electronic Components-Semiconductors	2.4
Networking Products	2.3
Industrial Gases	2.0
Pharmacy Services	1.8
Instruments-Scientific	1.7
Casino Hotels	1.6
Electronic Forms	1.5
Investment Management/Advisor Services	1.5
Aerospace/Defense-Equipment	1.4
Finance-Other Services	1.3
Applications Software	1.3
Advertising Sales	1.2
Retail-Discount	1.2
Apparel Manufacturers	1.2
Computer Aided Design	1.2
E-Commerce/Services	1.1
Retail-Apparel/Shoe	1.0
Computers-Memory Devices	0.9
Insurance-Life/Health	0.9
Broadcast Services/Program	0.9
Medical Labs & Testing Services	0.8
Disposable Medical Products	0.8
Enterprise Software/Service	0.8
Semiconductor Equipment	0.8
Diversified Financial Services	0.8
Multimedia	0.7
Oil & Gas Drilling	0.7
Internet Infrastructure Software	0.7
Metal Processors & Fabrication	0.7
Retail-Restaurants	0.7
Telecom Equipment-Fiber Optics	0.6
Real Estate Management/Services	0.6
Medical-HMO	0.6
Dental Supplies & Equipment	0.5
Decision Support Software	0.5
Beverages-Non-alcoholic	0.5
Finance-Credit Card	0.5
Radio	0.4
Medical Instruments	0.4
E-Commerce/Products	0.4
Food-Wholesale/Distribution	0.3

99.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.2%
Advertising Sales — 1.2%
Focus Media Holding, Ltd. ADR†	33,100	$983,401

Aerospace/Defense — 3.0%
General Dynamics Corp.	12,470	1,111,576
Lockheed Martin Corp.	12,500	1,304,125

		2,415,701

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	17,230	1,102,375

Agricultural Chemicals — 5.0%
Monsanto Co.	23,300	2,775,263
Potash Corp. of Saskatchewan, Inc.	4,400	898,788
The Mosaic Co.	2,800	356,188

		4,030,239

Apparel Manufacturers — 1.2%
Polo Ralph Lauren Corp.	16,270	962,696

Applications Software — 1.3%
Microsoft Corp.	23,490	604,163
Salesforce.com, Inc.†	7,020	447,806

		1,051,969

Beverages-Non-alcoholic — 0.5%
Dr. Pepper Snapple Group, Inc.†	2,943	60,832
PepsiCo, Inc.	5,300	352,768

		413,600

Broadcast Services/Program — 0.9%
Liberty Global, Inc., Class A†	24,100	694,803

Casino Hotels — 1.6%
Las Vegas Sands Corp.†	28,360	1,290,947

Cellular Telecom — 2.5%
America Movil SAB de CV, Series L ADR	17,330	874,992
NII Holdings, Inc.†	21,150	1,156,059

		2,031,051

Commercial Services-Finance — 2.5%
Mastercard, Inc., Class A	4,700	1,147,505
Visa, Inc., Class A	11,390	832,153

		1,979,658

Computer Aided Design — 1.2%
Autodesk, Inc.†	29,930	954,468

Computer Services — 2.4%
Affiliated Computer Services, Inc., Class A†	19,960	962,072
Cognizant Technology Solutions Corp., Class A†	35,400	993,678

		1,955,750

Computers — 6.0%
Apple, Inc.†	16,200	2,574,990
Research In Motion, Ltd.†	17,920	2,200,934

		4,775,924

Computers-Memory Devices — 0.9%
NetApp, Inc.†	29,110	743,761

Decision Support Software — 0.5%
MSCI, Inc.†	14,190	422,153

Dental Supplies & Equipment — 0.5%
Dentsply International, Inc.	10,800	434,700

Disposable Medical Products — 0.8%
C.R. Bard, Inc.	6,900	640,596

Diversified Financial Services — 0.8%
IntercontinentalExchange, Inc.†	6,000	598,800

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	4,100	312,994

E-Commerce/Services — 1.1%
eBay, Inc.†	36,310	913,923

Electronic Components-Semiconductors — 2.4%
Broadcom Corp., Class A†	33,010	801,813
Microchip Technology, Inc.	20,420	652,011
NVIDIA Corp.†	39,400	450,736

		1,904,560

Electronic Forms — 1.5%
Adobe Systems, Inc.†	29,780	1,231,403

Engineering/R&D Services — 2.7%
ABB, Ltd.†(2)	49,767	1,311,405
McDermott International, Inc.†	18,700	891,429

		2,202,834

Enterprise Software/Service — 0.8%
Oracle Corp.†	29,600	637,288

Finance-Credit Card — 0.5%
American Express Co.	10,900	404,608

Finance-Investment Banker/Broker — 3.0%
Credit Suisse Group(2)	20,674	1,037,872
The Charles Schwab Corp.	7,100	162,519
The Goldman Sachs Group, Inc.	6,330	1,164,973

		2,365,364

Finance-Other Services — 1.3%
Bolsa de Mercadorias e Futuros	61,000	537,445
CME Group, Inc.	1,440	518,587

		1,056,032

Food-Misc. — 3.4%
Cadbury PLC(2)	93,483	1,103,747
Nestle SA(2)	36,822	1,613,747

		2,717,494

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	8,670	245,881

Industrial Gases — 2.0%
Praxair, Inc.	16,710	1,566,228

Instruments-Scientific — 1.7%
Thermo Fisher Scientific, Inc.†	22,070	1,335,676

Insurance-Life/Health — 0.9%
Prudential Financial, Inc.	10,190	702,804

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	18,800	548,020

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Investment Management/Advisor Services — 1.5%
Fortress Investment Group LLC, Class A	25,900	$307,174
Och-Ziff Capital Management, Class A	20,900	341,506
T. Rowe Price Group, Inc.	9,100	544,635

		1,193,315

Medical Instruments — 0.4%
Medtronic, Inc.	6,300	332,829

Medical Labs & Testing Services — 0.8%
Covance, Inc.†	7,180	659,124

Medical Products — 2.9%
Baxter International, Inc.	17,700	1,214,397
Henry Schein, Inc.†	12,960	694,138
Stryker Corp.	6,900	442,911

		2,351,446

Medical-Biomedical/Gene — 3.0%
Celgene Corp.†	15,480	1,168,585
Gilead Sciences, Inc.†	23,300	1,257,734

		2,426,319

Medical-Drugs — 3.4%
Allergan, Inc.	13,860	719,750
Roche Holding AG(2)	7,657	1,414,006
Shire PLC(2)	38,380	628,254

		2,762,010

Medical-HMO — 0.6%
Aetna, Inc.	11,400	467,514

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	5,800	541,894

Multimedia — 0.7%
The McGraw-Hill Cos., Inc.	14,400	585,648

Networking Products — 2.3%
Cisco Systems, Inc.†	84,790	1,864,532

Oil & Gas Drilling — 0.7%
Transocean, Inc.†	4,200	571,326

Oil Companies-Exploration & Production — 5.0%
Occidental Petroleum Corp.	23,430	1,846,987
Range Resources Corp.	17,510	850,286
XTO Energy, Inc.	28,087	1,326,549

		4,023,822

Oil-Field Services — 3.9%
Schlumberger, Ltd.	18,160	1,845,056
Smith International, Inc.	8,450	628,511
Weatherford International, Ltd.†	17,100	645,183

		3,118,750

Pharmacy Services — 1.8%
Express Scripts, Inc.†	19,900	1,403,746

Radio — 0.4%
Sirius XM Radio, Inc.†	218,178	349,085

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	10,000	476,400

Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	13,800	762,036

Retail-Discount — 1.2%
Costco Wholesale Corp.	15,480	970,286

Retail-Restaurants — 0.7%
Burger King Holdings, Inc.	19,700	528,551

Semiconductor Equipment — 0.8%
ASML Holding NV	26,993	615,170

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	25,490	510,055

Web Portals/ISP — 3.3%
Google, Inc., Class A†	5,640	2,671,950

Wireless Equipment — 4.0%
Crown Castle International Corp.†	27,200	1,039,040
QUALCOMM, Inc.	39,340	2,177,076

		3,216,116

Total Long-Term Investment Securities (cost $79,693,652)		78,029,625

REPURCHASE AGREEMENT — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $1,926,019 and collateralized by $1,980,000 of Federal National Mtg. Assoc. Discount Notes, bearing interest at 2.48% due 11/19/08 and having an approximate value of $1,965,150 (cost $1,926,000)	$1,926,000	1,926,000

TOTAL INVESTMENTS (cost $81,619,652)(1)	99.6%	79,955,625
Other assets less liabilities	0.4	289,859

NET ASSETS	100.0%	$80,245,484

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.8%
Medical-Drugs	5.2
Finance-Investment Banker/Broker	4.4
Electronic Components-Semiconductors	4.1
Medical Products	3.5
Banks-Fiduciary	3.4
Computers	3.4
Medical-Biomedical/Gene	3.2
Diversified Manufacturing Operations	3.2
Cosmetics & Toiletries	3.2
Electric-Integrated	2.8
Aerospace/Defense	2.7
Food-Misc.	2.7
Multimedia	2.6
Banks-Super Regional	2.1
Medical Instruments	2.1
Insurance-Multi-line	2.1
Commercial Paper	2.0
Enterprise Software/Service	1.9
Beverages-Non-alcoholic	1.9
Tobacco	1.8
Telephone-Integrated	1.8
Aerospace/Defense-Equipment	1.8
Soap & Cleaning Preparation	1.6
Beverages-Wine/Spirits	1.6
Computers-Memory Devices	1.5
Telecom Services	1.4
Networking Products	1.3
Athletic Footwear	1.3
Retail-Office Supplies	1.2
Oil Companies-Exploration & Production	1.2
Engineering/R&D Services	1.2
Retail-Regional Department Stores	1.1
Oil & Gas Drilling	1.1
Oil Field Machinery & Equipment	1.1
Oil-Field Services	1.0
Savings & Loans/Thrifts	1.0
Industrial Gases	1.0
Cruise Lines	1.0
Insurance-Property/Casualty	0.9
Chemicals-Diversified	0.8
Cable TV	0.8
Finance-Credit Card	0.8
Retail-Apparel/Shoe	0.7
Commercial Services-Finance	0.7
Chemicals-Specialty	0.7
Wireless Equipment	0.6
Web Portals/ISP	0.5
Auto-Cars/Light Trucks	0.5
Transport-Services	0.5
Gambling (Non-Hotel)	0.5
Investment Management/Advisor Services	0.5
Industrial Automated/Robotic	0.4
Cellular Telecom	0.4
Casino Services	0.3

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.9%
Aerospace/Defense — 2.7%
Lockheed Martin Corp.	50,310	$5,248,842

Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	54,550	3,490,109

Athletic Footwear — 1.3%
NIKE, Inc., Class B	41,540	2,437,567

Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG(1)	23,020	1,033,406

Banks-Fiduciary — 3.4%
State Street Corp.	48,630	3,483,853
The Bank of New York Mellon Corp.	85,684	3,041,782

		6,525,635

Banks-Super Regional — 2.1%
Bank of America Corp.	84,020	2,764,258
Wells Fargo & Co.	42,780	1,294,951

		4,059,209

Beverages-Non-alcoholic — 1.9%
PepsiCo, Inc.	53,872	3,585,720

Beverages-Wine/Spirits — 1.6%
Diageo PLC(1)	173,370	3,015,501

Cable TV — 0.8%
Rogers Communications, Inc.	47,600	1,607,973

Casino Services — 0.3%
International Game Technology	24,840	539,276

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	15,830	799,257

Chemicals-Diversified — 0.8%
PPG Industries, Inc.	26,710	1,619,694

Chemicals-Specialty — 0.7%
International Flavors & Fragrances, Inc.	34,000	1,367,480

Commercial Services-Finance — 0.7%
Visa, Inc., Class A	18,760	1,370,606

Computers — 3.4%
Apple, Inc.†	7,830	1,244,579
International Business Machines Corp.	41,080	5,257,418

		6,501,997

Computers-Memory Devices — 1.5%
EMC Corp.†	173,390	2,602,584
SanDisk Corp.†	18,120	255,492

		2,858,076

Cosmetics & Toiletries — 3.2%
Colgate-Palmolive Co.	29,000	2,153,830
Procter & Gamble Co.	61,210	4,008,031

		6,161,861

Cruise Lines — 1.0%
Carnival Corp.	50,130	1,851,802

Diversified Manufacturing Operations — 3.2%
3M Co.	34,160	2,404,522
Danaher Corp.	29,890	2,380,739
Eaton Corp.	19,960	1,417,958

		6,203,219

Electric-Integrated — 2.8%
Entergy Corp.	11,240	1,201,781
Exelon Corp.	34,560	2,717,107
FPL Group, Inc.	24,180	1,560,335

		5,479,223

Electronic Components-Semiconductors — 4.1%
Intel Corp.	183,800	4,078,522
National Semiconductor Corp.	69,640	1,458,958
Samsung Electronics Co., Ltd. GDR*	356	99,146
Samsung Electronics Co., Ltd.*(1)	8,162	2,249,929

		7,886,555

Engineering/R&D Services — 1.2%
Linde AG(1)	16,470	2,274,333

Enterprise Software/Service — 1.9%
Oracle Corp.†	169,760	3,654,933

Finance-Credit Card — 0.8%
American Express Co.	43,150	1,601,728

Finance-Investment Banker/Broker — 4.4%
JPMorgan Chase & Co.	101,730	4,133,290
Lehman Brothers Holdings, Inc.	16,900	293,046
The Charles Schwab Corp.	84,150	1,926,194
The Goldman Sachs Group, Inc.	11,710	2,155,108

		8,507,638

Food-Misc. — 2.7%
General Mills, Inc.	29,210	1,880,832
Nestle SA(1)	75,870	3,325,050

		5,205,882

Gambling (Non-Hotel) — 0.5%
Ladbrokes PLC(1)	177,844	882,088

Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	18,240	811,862

Industrial Gases — 1.0%
Praxair, Inc.	19,980	1,872,725

Insurance-Multi-line — 2.1%
Genworth Financial, Inc., Class A	75,550	1,206,533
MetLife, Inc.	55,480	2,816,720

		4,023,253

Insurance-Property/Casualty — 0.9%
The Travelers Cos., Inc.	40,320	1,778,918

Investment Management/Advisor Services — 0.5%
Franklin Resources, Inc.	8,580	863,234

Medical Instruments — 2.1%
Boston Scientific Corp.†	25,710	305,692
Medtronic, Inc.	70,500	3,724,515

		4,030,207

Medical Products — 3.5%
Johnson & Johnson	60,630	4,151,336
Zimmer Holdings, Inc.†	36,550	2,518,661

		6,669,997

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Biomedical/Gene — 3.2%
Amgen, Inc.†	23,320	$1,460,532
Genzyme Corp.†	41,530	3,183,274
Gilead Sciences, Inc.†	28,920	1,561,102

		6,204,908

Medical-Drugs — 5.2%
Abbott Laboratories	71,650	4,036,761
Merck & Co., Inc.	52,350	1,722,315
Roche Holding AG(1)	23,220	4,288,002

		10,047,078

Multimedia — 2.6%
News Corp., Class A	54,120	764,716
The Walt Disney Co.	97,060	2,945,771
Viacom, Inc., Class B†	46,335	1,294,136

		5,004,623

Networking Products — 1.3%
Cisco Systems, Inc.†	112,820	2,480,912

Oil & Gas Drilling — 1.1%
Noble Corp.	42,110	2,184,246

Oil Companies-Exploration & Production — 1.2%
EOG Resources, Inc.	11,190	1,124,931
Questar Corp.	22,710	1,200,905

		2,325,836

Oil Companies-Integrated — 8.8%
Exxon Mobil Corp.	63,980	5,145,912
Hess Corp.	41,870	4,245,618
Marathon Oil Corp.	41,620	2,058,941
Total SA ADR	71,140	5,442,210

		16,892,681

Oil Field Machinery & Equipment — 1.1%
National-Oilwell Varco, Inc.†	27,260	2,143,454

Oil-Field Services — 1.0%
Halliburton Co.	43,410	1,945,636

Retail-Apparel/Shoe — 0.7%
Nordstrom, Inc.	48,290	1,387,855

Retail-Office Supplies — 1.2%
Staples, Inc.	104,180	2,344,050

Retail-Regional Department Stores — 1.1%
Kohl’s Corp.†	25,980	1,088,822
Macy’s, Inc.	59,770	1,124,274

		2,213,096

Savings & Loans/Thrifts — 1.0%
Sovereign Bancorp, Inc.	203,490	1,937,225

Soap & Cleaning Preparation — 1.6%
Reckitt Benckiser Group PLC(1)	55,650	3,041,702

Telecom Services — 1.4%
Amdocs, Ltd.†	86,310	2,624,687

Telephone-Integrated — 1.8%
AT&T, Inc.	114,130	3,516,345

Tobacco — 1.8%
Altria Group, Inc.	48,970	996,540
Philip Morris International, Inc.	48,930	2,527,234

		3,523,774

Transport-Services — 0.5%
FedEx Corp.	12,300	969,732

Web Portals/ISP — 0.5%
Google, Inc., Class A†	2,190	1,037,513

Wireless Equipment — 0.6%
Nokia Oyj ADR	41,360	1,129,955

Total Long-Term Investment Securities (cost $173,789,394)		188,775,114

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Commercial Paper — 2.0%
General Electric Capital Corp. 2.18% due 08/01/08 (cost $3,925,000)	$3,925,000	3,925,000

TOTAL INVESTMENTS (cost $177,714,394)(2)	99.9%	192,700,114
Other assets less liabilities	0.1	238,500

NET ASSETS	100.0%	$192,938,614

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $2,349,075 representing 1.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Computers	10.9%
Medical-Biomedical/Gene	6.0
Repurchase Agreements	5.7
Engineering/R&D Services	5.0
Oil-Field Services	4.9
Wireless Equipment	4.6
Electronic Components-Semiconductors	3.5
Retail-Discount	3.2
Instruments-Scientific	3.2
Web Portals/ISP	3.0
Energy-Alternate Sources	3.0
Retail-Drug Store	3.0
Cellular Telecom	2.7
Oil & Gas Drilling	2.5
Aerospace/Defense	2.4
Banks-Fiduciary	2.4
Steel-Producers	2.1
Medical-Generic Drugs	1.9
Pipelines	1.9
Industrial Gases	1.8
Networking Products	1.8
Commercial Services-Finance	1.7
E-Commerce/Products	1.6
Electronic Forms	1.6
Finance-Investment Banker/Broker	1.6
Insurance-Multi-line	1.6
E-Commerce/Services	1.6
Oil Companies-Exploration & Production	1.5
Semiconductor Equipment	1.5
Agricultural Operations	1.5
Web Hosting/Design	1.3
Retail-Computer Equipment	1.3
Retail-Restaurants	1.2
Diversified Manufacturing Operations	1.1
Cable TV	1.0
Metal-Iron	0.8
Engines-Internal Combustion	0.8
Retail-Building Products	0.8
Applications Software	0.7
Agricultural Chemicals	0.7
Entertainment Software	0.6
Distribution/Wholesale	0.5

100.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.8%
Aerospace/Defense — 2.4%
Boeing Co.	24,710	$1,510,028
General Dynamics Corp.	41,210	3,673,459

		5,183,487

Agricultural Chemicals — 0.7%
Potash Corp. of Saskatchewan, Inc.	7,150	1,460,531

Agricultural Operations — 1.5%
Bunge, Ltd.	31,440	3,110,045

Applications Software — 0.7%
Salesforce.com, Inc.†	24,960	1,592,198

Banks-Fiduciary — 2.4%
State Street Corp.	71,080	5,092,171

Cable TV — 1.0%
The DIRECTV Group, Inc.†	77,700	2,099,454

Cellular Telecom — 2.7%
NII Holdings, Inc.†	104,590	5,716,889

Commercial Services-Finance — 1.7%
Mastercard, Inc., Class A	14,830	3,620,745

Computers — 10.9%
Apple, Inc.†	45,724	7,267,830
Dell, Inc.†	161,390	3,965,352
International Business Machines Corp.	50,560	6,470,669
Research In Motion, Ltd.†	45,550	5,594,451

		23,298,302

Distribution/Wholesale — 0.5%
Fastenal Co.	22,260	1,087,624

Diversified Manufacturing Operations — 1.1%
Textron, Inc.	53,570	2,328,688

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	45,879	3,502,403

E-Commerce/Services — 1.6%
Priceline.com, Inc.†	29,596	3,402,060

Electronic Components-Semiconductors — 3.5%
Intel Corp.	194,900	4,324,831
MEMC Electronic Materials, Inc.†	68,530	3,166,771

		7,491,602

Electronic Forms — 1.6%
Adobe Systems, Inc.†	84,440	3,491,594

Energy-Alternate Sources — 3.0%
First Solar, Inc.†	22,574	6,436,073

Engineering/R&D Services — 5.0%
ABB, Ltd. ADR	205,430	5,386,374
KBR, Inc.	88,440	2,520,540
McDermott International, Inc.†	56,749	2,705,225

		10,612,139

Engines-Internal Combustion — 0.8%
Cummins, Inc.	25,129	1,667,058

Entertainment Software — 0.6%
Activision Blizzard, Inc.	37,608	1,353,136

Finance-Investment Banker/Broker — 1.6%
JPMorgan Chase & Co.	44,720	1,816,974
The Goldman Sachs Group, Inc.	9,050	1,665,562

		3,482,536

Industrial Gases — 1.8%
Praxair, Inc.	41,990	3,935,723

Instruments-Scientific — 3.2%
Thermo Fisher Scientific, Inc.†	114,130	6,907,148

Insurance-Multi-line — 1.6%
MetLife, Inc.	67,870	3,445,760

Medical-Biomedical/Gene — 6.0%
Celgene Corp.†	62,680	4,731,713
Genentech, Inc.†	25,820	2,459,355
Gilead Sciences, Inc.†	104,516	5,641,774

		12,832,842

Medical-Generic Drugs — 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	92,600	4,152,184

Metal-Iron — 0.8%
Cleveland-Cliffs, Inc.	15,750	1,707,458

Networking Products — 1.8%
Cisco Systems, Inc.†	177,570	3,904,764

Oil & Gas Drilling — 2.5%
Transocean, Inc.†	38,907	5,292,519

Oil Companies-Exploration & Production — 1.5%
Chesapeake Energy Corp.	65,050	3,262,258

Oil-Field Services — 4.9%
Schlumberger, Ltd.	54,630	5,550,408
Weatherford International, Ltd.†	128,420	4,845,287

		10,395,695

Pipelines — 1.9%
Williams Cos., Inc.	127,110	4,073,875

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	80,600	1,637,792

Retail-Computer Equipment — 1.3%
GameStop Corp., Class A†	67,010	2,714,575

Retail-Discount — 3.2%
Costco Wholesale Corp.	43,190	2,707,149
Wal-Mart Stores, Inc.	72,110	4,227,088

		6,934,237

Retail-Drug Store — 3.0%
CVS Caremark Corp.	174,700	6,376,550

Retail-Restaurants — 1.2%
Burger King Holdings, Inc.	28,730	770,826
Yum! Brands, Inc.	47,440	1,699,301

		2,470,127

Semiconductor Equipment — 1.5%
Applied Materials, Inc.	185,100	3,205,932

Steel-Producers — 2.1%
Tenaris SA ADR	74,050	4,461,512

Web Hosting/Design — 1.3%
Equinix, Inc.†	33,873	2,755,907

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Web Portals/ISP — 3.0%
Google, Inc., Class A†	13,710	$6,495,112

Wireless Equipment — 4.6%
American Tower Corp., Class A†	77,080	3,229,652
QUALCOMM, Inc.	121,130	6,703,334

		9,932,986

Total Long-Term Investment Securities (cost $203,905,763)		202,923,691

REPURCHASE AGREEMENT — 5.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $12,133,118 and collateralized by $12,380,000 of Federal National Mtg. Corp. Notes, bearing interest at 4.15% due 01/29/13 and having an approximate value of $12,381,427 (cost $12,133,000)	$12,133,000	12,133,000

TOTAL INVESTMENTS (cost $216,038,763)(1)	100.5%	215,056,691
Liabilities in excess of other assets	(0.5)	(1,094,278)

NET ASSETS	100.0%	$213,962,413

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Computers	7.1%
Medical-Biomedical/Gene	5.9
Diversified Manufacturing Operations	4.5
Oil-Field Services	4.1
Electronic Components-Semiconductors	3.8
Beverages-Non-alcoholic	3.4
Medical Products	3.3
Repurchase Agreements	3.2
Applications Software	3.1
Web Portals/ISP	2.8
Wireless Equipment	2.8
Cosmetics & Toiletries	2.7
Retail-Drug Store	2.6
Aerospace/Defense	2.5
Networking Products	2.4
Agricultural Chemicals	2.4
Instruments-Scientific	2.2
Electric Products-Misc.	2.1
Oil Companies-Exploration & Production	2.1
Finance-Investment Banker/Broker	2.1
Retail-Discount	1.9
Cellular Telecom	1.7
Oil Companies-Integrated	1.6
Enterprise Software/Service	1.6
Medical-Generic Drugs	1.6
Medical Instruments	1.6
Multimedia	1.5
Commercial Services-Finance	1.4
Oil & Gas Drilling	1.4
Banks-Fiduciary	1.2
Telecom Equipment-Fiber Optics	1.2
Electronic Measurement Instruments	1.2
Electronic Forms	1.2
Aerospace/Defense-Equipment	1.1
Retail-Office Supplies	1.1
Oil Field Machinery & Equipment	1.0
Data Processing/Management	1.0
Medical-HMO	1.0
Electronics-Military	0.9
Medical-Drugs	0.9
Insurance-Multi-line	0.9
X-Ray Equipment	0.8
Diversified Minerals	0.8
Retail-Regional Department Stores	0.7
Metal-Diversified	0.7
Retail-Consumer Electronics	0.6
E-Commerce/Services	0.6
Finance-Other Services	0.6
Retail-Apparel/Shoe	0.6
Internet Infrastructure Software	0.6
Investment Management/Advisor Services	0.5
Medical-Wholesale Drug Distribution	0.5
Diagnostic Kits	0.5
Computer Aided Design	0.5
Commercial Services	0.3
Coal	0.3

100.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.5%
Aerospace/Defense — 2.5%
Boeing Co.	5,000	$305,550
Lockheed Martin Corp.	3,000	312,990
Raytheon Co.	7,300	415,589

		1,034,129

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	6,800	435,064

Agricultural Chemicals — 2.4%
Monsanto Co.	8,100	964,791

Applications Software — 3.1%
Microsoft Corp.	50,000	1,286,000

Banks-Fiduciary — 1.2%
The Bank of New York Mellon Corp.	13,932	494,586

Beverages-Non-alcoholic — 3.4%
PepsiCo, Inc.	20,800	1,384,448

Cellular Telecom — 1.7%
NII Holdings, Inc.†	12,500	683,250

Coal — 0.3%
Peabody Energy Corp.	1,900	128,535

Commercial Services — 0.3%
AerCap Holdings NV†	8,800	134,288

Commercial Services-Finance — 1.4%
Visa, Inc., Class A	7,700	562,562

Computer Aided Design — 0.5%
Autodesk, Inc.†	5,750	183,368

Computers — 7.1%
Apple, Inc.†	7,150	1,136,492
Hewlett-Packard Co.	16,800	752,640
International Business Machines Corp.	3,700	473,526
Research In Motion, Ltd.†	4,250	521,985

		2,884,643

Cosmetics & Toiletries — 2.7%
Procter & Gamble Co.	17,100	1,119,708

Data Processing/Management — 1.0%
Fiserv, Inc.†	8,800	420,816

Diagnostic Kits — 0.5%
Inverness Medical Innovations, Inc.†	5,600	188,776

Diversified Manufacturing Operations — 4.5%
Danaher Corp.	9,700	772,605
Dover Corp.	8,400	416,892
General Electric Co.	22,500	636,525

		1,826,022

Diversified Minerals — 0.8%
Cia Vale do Rio Doce ADR	10,800	324,324

E-Commerce/Services — 0.6%
eBay, Inc.†	9,800	246,666

Electric Products-Misc. — 2.1%
AMETEK, Inc.	8,500	406,810
Emerson Electric Co.	9,500	462,650

		869,460

Electronic Components-Semiconductors — 3.8%
Broadcom Corp., Class A†	8,500	206,465
Intel Corp.	38,200	847,658
MEMC Electronic Materials, Inc.†	4,700	217,187
Texas Instruments, Inc.	11,600	282,808

		1,554,118

Electronic Forms — 1.2%
Adobe Systems, Inc.†	11,600	479,660

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.†	13,400	483,204

Electronics-Military — 0.9%
L-3 Communications Holdings, Inc.	3,900	384,891

Enterprise Software/Service — 1.6%
Oracle Corp.†	31,000	667,430

Finance-Investment Banker/Broker — 2.1%
The Charles Schwab Corp.	19,900	455,511
The Goldman Sachs Group, Inc.	2,150	395,686

		851,197

Finance-Other Services — 0.6%
CME Group, Inc.	650	234,085

Instruments-Scientific — 2.2%
Thermo Fisher Scientific, Inc.†	14,800	895,696

Insurance-Multi-line — 0.9%
Assurant, Inc.	6,200	372,744

Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.†	9,700	226,398

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	9,500	221,255

Medical Instruments — 1.6%
Medtronic, Inc.	12,300	649,809

Medical Products — 3.3%
Johnson & Johnson	13,000	890,110
Zimmer Holdings, Inc.†	6,600	454,806

		1,344,916

Medical-Biomedical/Gene — 5.9%
Celgene Corp.†	6,700	505,783
Genentech, Inc.†	6,300	600,075
Genzyme Corp.†	7,100	544,215
Gilead Sciences, Inc.†	14,000	755,720

		2,405,793

Medical-Drugs — 0.9%
Abbott Laboratories	6,700	377,478

Medical-Generic Drugs — 1.6%
Barr Pharmaceuticals, Inc.†	4,700	310,106
Mylan, Inc.†	26,200	339,814

		649,920

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	14,300	401,544

Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	4,100	220,293

Metal-Diversified — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	3,050	295,088

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Multimedia — 1.5%
News Corp., Class A	22,690	$320,610
Time Warner, Inc.	19,300	276,376

		596,986

Networking Products — 2.4%
Cisco Systems, Inc.†	44,300	974,157

Oil & Gas Drilling — 1.4%
Transocean, Inc.†	4,078	554,730

Oil Companies-Exploration & Production — 2.1%
Apache Corp.	1,700	190,689
Ultra Petroleum Corp.†	2,400	171,312
XTO Energy, Inc.	10,700	505,361

		867,362

Oil Companies-Integrated — 1.6%
Exxon Mobil Corp.	8,300	667,569

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	4,400	210,144
National-Oilwell Varco, Inc.†	2,700	212,301

		422,445

Oil-Field Services — 4.1%
Halliburton Co.	13,800	618,516
Schlumberger, Ltd.	8,750	889,000
Weatherford International, Ltd.†	4,900	184,877

		1,692,393

Retail-Apparel/Shoe — 0.6%
American Eagle Outfitters, Inc.	16,500	231,000

Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	6,300	250,236

Retail-Discount — 1.9%
Target Corp.	6,100	275,903
Wal-Mart Stores, Inc.	8,600	504,132

		780,035

Retail-Drug Store — 2.6%
CVS Caremark Corp.	29,590	1,080,035

Retail-Office Supplies — 1.1%
Staples, Inc.	19,200	432,000

Retail-Regional Department Stores — 0.7%
Kohl’s Corp.†	7,300	305,943

Telecom Equipment-Fiber Optics — 1.2%
Corning, Inc.	24,400	488,244

Web Portals/ISP — 2.8%
Google, Inc., Class A†	2,450	1,160,687

Wireless Equipment — 2.8%
QUALCOMM, Inc.	20,500	1,134,470

X-Ray Equipment — 0.8%
Hologic, Inc.†	18,650	344,465

Total Long-Term Investment Securities (cost $39,051,678)		39,869,712

REPURCHASE AGREEMENT — 3.2%
State Street Bank & Trust Co., Joint Repurchase Agreement (cost $1,306,000)(1)	$1,306,000	1,306,000

TOTAL INVESTMENTS (cost $40,357,678)(2)	100.7%	41,175,712
Liabilities in excess of other assets	(0.7)	(275,300)

NET ASSETS	100.0%	$40,900,412

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*
Real Estate Investment Trusts	73.9%
Real Estate Operations & Development	12.4
U.S. Government Agencies	6.2
Commercial Paper	4.0
Transport-Marine	1.8
Transport-Rail	1.4
Real Estate Management/Services	1.2

100.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK — 87.5%
Real Estate Investment Trusts — 70.7%
Alexandria Real Estate Equities, Inc.	211,700	$21,860,142
American Campus Communities, Inc.	437,100	12,798,288
AvalonBay Communities, Inc.	81,100	8,086,481
Boston Properties, Inc.	140,200	13,485,838
Cogdell Spencer, Inc.	520,050	9,776,940
Corporate Office Properties Trust	360,500	14,016,240
Cousins Properties, Inc.	574,000	12,610,780
DCT Industrial Trust, Inc.	666,100	5,641,867
Digital Realty Trust, Inc.	378,600	16,245,726
Essex Property Trust, Inc.	102,312	12,415,561
Federal Realty Investment Trust	68,000	4,937,480
First Potomac Reality Trust	271,100	4,305,068
General Growth Properties, Inc.	454,672	12,462,560
Gramercy Capital Corp.	543,200	3,672,032
ProLogis	46,400	2,268,032
Regency Centers Corp.	84,200	5,009,900
SL Green Realty Corp.	1,400	116,676
Taubman Centers, Inc.	216,800	10,406,400
Ventas, Inc.	398,300	17,867,738

		187,983,749

Real Estate Management/Services — 1.2%
Mitsubishi Estate Co., Ltd.(1)	134,000	3,210,659

Real Estate Operations & Development — 12.4%
Brixton PLC(1)	499,800	2,227,332
Derwent London PLC(1)	438,750	9,543,303
Forest City Enterprises, Inc., Class A	494,500	12,891,615
Minerva PLC†(1)	1,880,474	4,881,447
Mitsui Fudosan Co., Ltd.(1)	148,600	3,336,450

		32,880,147

Transport-Marine — 1.8%
Alexander & Baldwin, Inc.	110,900	4,811,951

Transport-Rail — 1.4%
Burlington Northern Santa Fe Corp.	36,500	3,800,745

Total Common Stock (cost $238,616,211)		232,687,251

PREFERRED STOCK — 0.3%
Real Estate Investment Trusts — 0.3%
Equity Residential Properties, Series E 7.00% (convertible) (cost $391,490)	13,600	663,680

CONVERTIBLE BONDS & NOTES — 2.9%
Real Estate Investment Trusts — 2.9%
Prologis Senior Notes 2.25% due 04/01/37*	8,460,000	7,381,350
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	406,725

Total Convertible Bonds & Notes (cost $8,850,723)		7,788,075

Total Long-Term Investment Securities (cost $247,858,424)		241,139,006

SHORT-TERM INVESTMENT SECURITIES — 10.2%
Commercial Paper — 4.0%
Rabobank USA Financial Corp. 2.16% due 08/01/08	$10,645,000	10,645,000

Federal Home Loan Mtg. Corp. — 6.2%
Federal Home Loan Mtg. Disc. Notes 2.14% due 08/04/08	16,394,000	16,391,076

Total Short-Term Investment Securities (cost $27,036,076)		27,036,076

TOTAL INVESTMENTS (cost $274,894,500)(2)	100.9%	268,175,082
Liabilities in excess of other assets	(0.9)	(2,361,668)

NET ASSETS	100.0%	$265,813,414

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $7,788,075 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

U.S. Government Agencies	5.5%
Insurance-Reinsurance	4.6
Home Furnishings	4.0
Retail-Apparel/Shoe	3.4
Diversified Manufacturing Operations	3.3
Steel-Producers	3.3
Building-Residential/Commercial	3.3
Banks-Commercial	2.7
Transport-Marine	2.7
Instruments-Controls	2.6
Building & Construction Products-Misc.	2.5
Building-Mobile Home/Manufactured Housing	2.5
Transport-Rail	2.5
Oil-Field Services	2.4
Insurance-Multi-line	2.4
Insurance-Life/Health	2.3
Metal Processors & Fabrication	2.2
Electronic Components-Misc.	1.9
Identification Systems	1.7
Paper & Related Products	1.7
Retail-Hair Salons	1.6
Insurance Brokers	1.6
Retail-Discount	1.6
Chemicals-Diversified	1.5
Coatings/Paint	1.4
Machinery-Pumps	1.4
Internet Infrastructure Equipment	1.3
Retail-Jewelry	1.3
Building Products-Doors & Windows	1.3
Machine Tools & Related Products	1.3
Leisure Products	1.2
Retail-Convenience Store	1.2
Gas-Distribution	1.1
Insurance-Property/Casualty	1.1
Auto-Truck Trailers	1.1
Airlines	1.1
Machinery-Electrical	1.1
Building Products-Wood	1.1
Intimate Apparel	1.1
Semiconductor Equipment	1.0
Oil & Gas Drilling	1.0
Industrial Automated/Robotic	1.0
Environmental Monitoring & Detection	1.0
Engines-Internal Combustion	0.9
Retail-Automobile	0.9
Retail-Major Department Stores	0.9
Oil Companies-Exploration & Production	0.8
Industrial Gases	0.8
Electric-Integrated	0.8
Chemicals-Specialty	0.8
Medical Sterilization Products	0.7
Building-Maintenance & Services	0.7
Transport-Services	0.6
Medical Products	0.6
Miscellaneous Manufacturing	0.5
Hospital Beds/Equipment	0.5
Footwear & Related Apparel	0.5
Coal	0.5
Real Estate Investment Trusts	0.5
Funeral Services & Related Items	0.5
Computers-Integrated Systems	0.4
Rental Auto/Equipment	0.3
Power Converter/Supply Equipment	0.3
Retail-Leisure Products	0.3
Financial Guarantee Insurance	0.3
Retail-Home Furnishings	0.3
Electronic Components-Semiconductors	0.2
Machinery-General Industrial	0.2
Machinery-Farming	0.1
Engineering/R&D Services	0.1
Consumer Products-Misc.	0.1
Oil Field Machinery & Equipment	0.1

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.6%
Airlines — 1.1%
Skywest, Inc.	82,400	$1,254,128

Auto-Truck Trailers — 1.1%
Wabash National Corp.	135,800	1,262,940

Banks-Commercial — 2.7%
Chemical Financial Corp.	54,600	1,450,722
Corus Bankshares, Inc.	73,600	287,776
Peoples Bancorp, Inc.	12,800	232,960
TrustCo Bank Corp. NY	122,600	1,070,298

		3,041,756

Building & Construction Products-Misc. — 2.5%
Gibraltar Industries, Inc.	113,700	1,797,597
Simpson Manufacturing Co., Inc.	44,200	1,061,242

		2,858,839

Building Products-Doors & Windows — 1.3%
Apogee Enterprises, Inc.	85,500	1,477,440

Building Products-Wood — 1.1%
Universal Forest Products, Inc.	45,000	1,215,000

Building-Maintenance & Services — 0.7%
ABM Industries, Inc.	31,200	746,616

Building-Mobile Home/Manufactured Housing — 2.5%
Monaco Coach Corp.	173,100	387,744
Thor Industries, Inc.	73,300	1,438,146
Winnebago Industries, Inc.	74,000	944,240

		2,770,130

Building-Residential/Commercial — 3.3%
D.R. Horton, Inc.	79,100	879,592
M.D.C. Holdings, Inc.	34,300	1,424,136
M/I Homes, Inc.	71,400	1,353,030

		3,656,758

Chemicals-Diversified — 1.5%
Westlake Chemical Corp.	95,300	1,668,703

Chemicals-Specialty — 0.8%
Cabot Corp.	35,000	939,050

Coal — 0.5%
Arch Coal, Inc.	2,600	146,406
CONSOL Energy, Inc.	3,200	238,048
Peabody Energy Corp.	2,700	182,655

		567,109

Coatings/Paint — 1.4%
RPM International, Inc.	76,300	1,564,150

Computers-Integrated Systems — 0.4%
Diebold, Inc.	12,600	465,948

Consumer Products-Misc. — 0.1%
Russ Berrie & Co., Inc.†	12,200	118,462

Diversified Manufacturing Operations — 3.3%
A.O. Smith Corp.	17,300	686,810
Carlisle Cos., Inc.	46,800	1,431,612
Teleflex, Inc.	8,000	490,560
Trinity Industries, Inc.	30,400	1,144,256

		3,753,238

Electric-Integrated — 0.8%
Sierra Pacific Resources	83,100	942,354

Electronic Components-Misc. — 1.9%
Benchmark Electronics, Inc.†	94,300	1,380,552
Gentex Corp.	46,300	715,798

		2,096,350

Electronic Components-Semiconductors — 0.2%
OmniVision Technologies, Inc.†	20,500	224,475

Engineering/R&D Services — 0.1%
EMCOR Group, Inc.†	4,400	132,528

Engines-Internal Combustion — 0.9%
Briggs & Stratton Corp.	78,300	1,060,182

Environmental Monitoring & Detection — 1.0%
Mine Safety Appliances Co.	32,400	1,070,496

Financial Guarantee Insurance — 0.3%
PMI Group, Inc.	58,500	146,835
Security Capital Assurance, Ltd.	102,900	195,510

		342,345

Footwear & Related Apparel — 0.5%
Timberland Co., Class A†	40,500	580,770

Funeral Services & Related Items — 0.5%
Hillenbrand, Inc.	22,600	523,190

Gas-Distribution — 1.1%
Atmos Energy Corp.	24,600	651,162
Energen Corp.	10,600	638,120

		1,289,282

Home Furnishings — 4.0%
American Woodmark Corp.	39,700	936,523
Bassett Furniture Industries, Inc.	11,000	130,790
Ethan Allen Interiors, Inc.	50,700	1,272,570
Hooker Furniture Corp.	65,700	1,098,504
La-Z-Boy, Inc.	138,600	1,022,868

		4,461,255

Hospital Beds/Equipment — 0.5%
Hill-Rom Holdings, Inc.	20,800	584,272

Identification Systems — 1.7%
Brady Corp., Class A	52,300	1,917,841

Industrial Automated/Robotic — 1.0%
Nordson Corp.	15,300	1,081,098

Industrial Gases — 0.8%
Airgas, Inc.	16,500	945,120

Instruments-Controls — 2.6%
Mettler Toledo International, Inc.†	16,200	1,741,662
Watts Water Technologies, Inc., Class A	40,000	1,181,600

		2,923,262

Insurance Brokers — 1.6%
Arthur J. Gallagher & Co.	36,800	935,824
Erie Indemnity Co., Class A	20,900	913,330

		1,849,154

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Life/Health — 2.3%
Protective Life Corp.	37,000	$1,330,520
StanCorp Financial Group, Inc.	26,000	1,284,140

		2,614,660

Insurance-Multi-line — 2.4%
American National Insurance Co.	8,800	831,600
Old Republic International Corp.	173,100	1,817,550

		2,649,150

Insurance-Property/Casualty — 1.1%
RLI Corp.	20,100	1,097,862
Zenith National Insurance Corp.	4,900	168,609

		1,266,471

Insurance-Reinsurance — 4.6%
Aspen Insurance Holdings, Ltd.	68,100	1,729,059
IPC Holdings, Ltd.	61,200	1,964,520
Montpelier Re Holdings, Ltd.	90,800	1,425,560

		5,119,139

Internet Infrastructure Equipment — 1.3%
Avocent Corp.†	63,300	1,505,274

Intimate Apparel — 1.1%
The Warnaco Group, Inc.†	28,800	1,208,160

Leisure Products — 1.2%
Brunswick Corp.	106,800	1,377,720

Machine Tools & Related Products — 1.3%
Kennametal, Inc.	47,800	1,422,528

Machinery-Electrical — 1.1%
Franklin Electric Co., Inc.	29,800	1,236,998

Machinery-Farming — 0.1%
CNH Global NV	4,500	166,365

Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	100	2,672
Roper Industries, Inc.	3,000	183,540

		186,212

Machinery-Pumps — 1.4%
Graco, Inc.	42,100	1,525,283

Medical Products — 0.6%
West Pharmaceutical Services, Inc.	14,700	675,024

Medical Sterilization Products — 0.7%
STERIS Corp.	23,200	792,744

Metal Processors & Fabrication — 2.2%
CIRCOR International, Inc.	12,800	762,368
Mueller Industries, Inc.	60,200	1,545,334
Timken Co.	6,000	198,120

		2,505,822

Miscellaneous Manufacturing — 0.5%
AptarGroup, Inc.	15,600	603,720

Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	14,800	679,468
Rowan Cos., Inc.	10,300	409,940

		1,089,408

Oil Companies-Exploration & Production — 0.8%
Unit Corp.†	14,100	952,455

Oil Field Machinery & Equipment — 0.1%
CARBO Ceramics, Inc.	2,000	109,440

Oil-Field Services — 2.4%
Global Industries, Ltd.†	38,800	463,272
Helix Energy Solutions Group, Inc.†	29,000	925,970
Oil States International, Inc.†	23,000	1,262,240

		2,651,482

Paper & Related Products — 1.7%
AbitibiBowater, Inc.	12,000	101,160
Glatfelter	87,742	1,282,788
Mercer International, Inc. SBI†	78,800	490,136

		1,874,084

Power Converter/Supply Equipment — 0.3%
Powell Industries, Inc.†	7,000	367,500

Real Estate Investment Trusts — 0.5%
Arbor Realty Trust, Inc.	51,300	562,248

Rental Auto/Equipment — 0.3%
Dollar Thrifty Automotive Group, Inc.†	124,500	390,930

Retail-Apparel/Shoe — 3.4%
Brown Shoe Co., Inc.	73,000	1,178,220
Christopher & Banks Corp.	142,400	1,238,880
Gymboree Corp.†	3,100	115,940
Hot Topic, Inc.†	102,000	641,580
Men’s Wearhouse, Inc.	34,500	686,895

		3,861,515

Retail-Automobile — 0.9%
Group 1 Automotive, Inc.	51,000	1,002,150

Retail-Convenience Store — 1.2%
Casey’s General Stores, Inc.	52,900	1,301,340

Retail-Discount — 1.6%
Fred’s, Inc.	77,800	1,000,508
Tuesday Morning Corp.†	196,400	754,176

		1,754,684

Retail-Hair Salons — 1.6%
Regis Corp.	66,100	1,850,139

Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.†	78,000	288,600

Retail-Jewelry — 1.3%
Zale Corp.†	67,000	1,482,040

Retail-Leisure Products — 0.3%
West Marine, Inc.†	86,700	361,539

Retail-Major Department Stores — 0.9%
Saks, Inc.†	95,800	976,202

Semiconductor Equipment — 1.0%
Cohu, Inc.	70,100	1,115,992

Steel-Producers — 3.3%
Gerdau Ameristeel Corp.	67,400	1,075,704
Reliance Steel & Aluminum Co.	15,400	972,664
Steel Dynamics, Inc.	47,000	1,488,960
United States Steel Corp.	1,000	160,360

		3,697,688

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Marine — 2.7%
General Maritime Corp.	31,500	$848,610
Overseas Shipholding Group, Inc.	13,500	1,063,125
Teekay Corp.	8,999	392,987
Tidewater, Inc.	11,800	707,292

		3,012,014

Transport-Rail — 2.5%
Genesee & Wyoming, Inc., Class A†	42,241	1,709,493
Kansas City Southern†	19,000	1,045,000

		2,754,493

Transport-Services — 0.6%
Bristow Group, Inc.†	15,500	697,345

Total Long-Term Investment Securities (cost $117,786,065)		106,392,799

SHORT-TERM INVESTMENT SECURITIES — 5.5%
U.S. Government Agencies — 5.5%
Federal Home Loan Bank Discount Notes 1.82% due 08/01/08 (cost $6,158,000)	$6,158,000	6,158,000

TOTAL INVESTMENTS (cost $123,944,065)(1)	100.1%	112,550,799
Liabilities in excess of other assets	(0.1)	(64,961)

NET ASSETS	100.0%	$112,485,838

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.1%
Finance-Investment Banker/Broker	4.5
Telecom Services	3.5
Retail-Apparel/Shoe	3.1
Investment Management/Advisor Services	3.0
Medical-Biomedical/Gene	3.0
Metal Processors & Fabrication	2.6
Oil Field Machinery & Equipment	2.5
Commercial Services-Finance	2.5
Machinery-General Industrial	2.4
Electronic Connectors	2.3
Telecommunication Equipment	2.1
Medical-HMO	2.1
Engineering/R&D Services	2.0
Repurchase Agreements	1.9
Auto/Truck Parts & Equipment-Original	1.8
Private Corrections	1.8
Oil-Field Services	1.8
Non-Hazardous Waste Disposal	1.7
Electronic Components-Semiconductors	1.6
Energy-Alternate Sources	1.6
Medical Labs & Testing Services	1.5
Oil & Gas Drilling	1.5
Hazardous Waste Disposal	1.5
Banks-Fiduciary	1.5
Publishing-Books	1.5
Consulting Services	1.4
Dialysis Centers	1.3
Transport-Truck	1.3
Transport-Rail	1.3
Computer Aided Design	1.3
Schools	1.2
Therapeutics	1.2
Chemicals-Diversified	1.2
Medical Information Systems	1.2
Industrial Audio & Video Products	1.2
Dental Supplies & Equipment	1.2
Chemicals-Specialty	1.1
Entertainment Software	1.1
Diagnostic Kits	1.1
Diversified Financial Services	1.1
Machinery-Construction & Mining	1.1
X-Ray Equipment	1.1
Motorcycle/Motor Scooter	1.1
Electronic Measurement Instruments	1.0
Metal-Aluminum	1.0
Veterinary Diagnostics	1.0
Networking Products	1.0
Engines-Internal Combustion	1.0
Toys	1.0
Insurance-Property/Casualty	1.0
Electronic Components-Misc.	1.0
Retail-Pet Food & Supplies	1.0
Retail-Restaurants	1.0
Filtration/Separation Products	1.0
Wire & Cable Products	0.9
Machinery-Farming	0.9
Coal	0.9
Semiconductor Equipment	0.8
Machinery-Pumps	0.7
Transactional Software	0.7
Leisure Products	0.6
Medical-Drugs	0.6
Internet Infrastructure Software	0.6
Applications Software	0.6

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.3%
Applications Software — 0.6%
Nuance Communications, Inc.†	72,450	$1,124,424

Auto/Truck Parts & Equipment-Original — 1.8%
BorgWarner, Inc.	43,900	1,770,048
WABCO Holdings, Inc.	42,120	1,902,139

		3,672,187

Banks-Fiduciary — 1.5%
Northern Trust Corp.	37,990	2,969,678

Chemicals-Diversified — 1.2%
Rockwood Holdings, Inc.†	65,670	2,505,311

Chemicals-Specialty — 1.1%
Ecolab, Inc.	52,220	2,334,234

Coal — 0.9%
Peabody Energy Corp.	25,810	1,746,047

Commercial Services-Finance — 2.5%
Mastercard, Inc., Class A	15,070	3,679,341
Morningstar, Inc.†	21,920	1,380,083

		5,059,424

Computer Aided Design — 1.3%
Ansys, Inc.†	55,400	2,541,752

Consulting Services — 1.4%
FTI Consulting, Inc.†	24,700	1,757,652
Genpact, Ltd.†	80,120	1,062,391

		2,820,043

Dental Supplies & Equipment — 1.2%
Dentsply International, Inc.	59,410	2,391,253

Diagnostic Kits — 1.1%
Idexx Laboratories, Inc.†	42,180	2,256,630

Dialysis Centers — 1.3%
DaVita, Inc.†	49,080	2,741,118

Diversified Financial Services — 1.1%
IntercontinentalExchange, Inc.†	22,500	2,245,500

Electronic Components-Misc. — 1.0%
Gentex Corp.	127,425	1,969,991

Electronic Components-Semiconductors — 1.6%
Broadcom Corp., Class A†	75,020	1,822,236
MEMC Electronic Materials, Inc.†	31,900	1,474,099

		3,296,335

Electronic Connectors — 2.3%
Amphenol Corp., Class A	96,700	4,609,689

Electronic Measurement Instruments — 1.0%
FLIR Systems, Inc.†	52,010	2,118,887

Energy-Alternate Sources — 1.6%
First Solar, Inc.†	7,600	2,166,836
GT Solar International, Inc.†	81,800	1,002,868

		3,169,704

Engineering/R&D Services — 2.0%
McDermott International, Inc.†	33,780	1,610,293
The Shaw Group, Inc.†	41,830	2,417,774

		4,028,067

Engines-Internal Combustion — 1.0%
Cummins, Inc.	30,600	2,030,004

Entertainment Software — 1.1%
Electronic Arts, Inc.†	52,520	2,267,814

Filtration/Separation Products — 1.0%
Pall Corp.	48,490	1,959,966

Finance-Investment Banker/Broker — 4.5%
Interactive Brokers Group, Inc., Class A†	92,590	2,598,075
Investment Technology Group, Inc.†	73,280	2,179,347
Lazard, Ltd., Class A	54,500	2,224,145
TD Ameritrade Holding Corp.†	105,780	2,106,080

		9,107,647

Hazardous Waste Disposal — 1.5%
Stericycle, Inc.†	51,660	3,086,685

Industrial Audio & Video Products — 1.2%
Dolby Laboratories, Inc., Class A†	58,780	2,391,758

Insurance-Property/Casualty — 1.0%
Philadelphia Consolidated Holding Co.†	33,760	1,973,272

Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.†	48,700	1,136,658

Investment Management/Advisor Services — 3.0%
Affiliated Managers Group, Inc.†	19,550	1,689,120
Och Ziff Capital Management	143,620	2,346,751
T. Rowe Price Group, Inc.	35,330	2,114,500

		6,150,371

Leisure Products — 0.6%
WMS Industries, Inc.†	41,900	1,180,742

Machinery-Construction & Mining — 1.1%
Bucyrus International, Inc.	31,220	2,185,712

Machinery-Farming — 0.9%
AGCO Corp.†	31,400	1,879,290

Machinery-General Industrial — 2.4%
Roper Industries, Inc.	66,410	4,062,964
Wabtec Corp.	16,400	910,200

		4,973,164

Machinery-Pumps — 0.7%
Flowserve Corp.	10,500	1,400,070

Medical Information Systems — 1.2%
Cerner Corp.†	55,370	2,472,824

Medical Labs & Testing Services — 1.5%
Covance, Inc.†	34,080	3,128,544

Medical-Biomedical/Gene — 3.0%
Celgene Corp.†	40,400	3,049,796
Illumina, Inc.†	33,210	3,096,500

		6,146,296

Medical-Drugs — 0.6%
Shire PLC ADR	22,680	1,141,711

Medical-HMO — 2.1%
Coventry Health Care, Inc.†	59,700	2,111,589
Humana, Inc.†	47,620	2,090,994

		4,202,583

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Metal Processors & Fabrication — 2.6%
Kaydon Corp.	52,360	$2,482,911
Precision Castparts Corp.	28,970	2,706,667

		5,189,578

Metal-Aluminum — 1.0%
Century Aluminum Co.†	34,520	2,051,178

Motorcycle/Motor Scooter — 1.1%
Harley-Davidson, Inc.	56,500	2,137,960

Networking Products — 1.0%
Juniper Networks, Inc.†	78,000	2,030,340

Non-Hazardous Waste Disposal — 1.7%
Waste Connections, Inc.†	92,440	3,363,892

Oil & Gas Drilling — 1.5%
Helmerich & Payne, Inc.	52,710	3,116,742

Oil Companies-Exploration & Production — 5.1%
Cabot Oil & Gas Corp.	43,200	1,901,232
Forest Oil Corp.†	64,230	3,663,037
Questar Corp.	30,300	1,602,264
Southwestern Energy Co.†	87,980	3,194,554

		10,361,087

Oil Field Machinery & Equipment — 2.5%
Cameron International Corp.†	68,050	3,250,068
National-Oilwell Varco, Inc.†	24,200	1,902,846

		5,152,914

Oil-Field Services — 1.8%
Exterran Holdings, Inc.†	35,540	2,005,878
Oceaneering International, Inc.†	26,760	1,622,726

		3,628,604

Private Corrections — 1.8%
Corrections Corp. of America†	130,730	3,664,362

Publishing-Books — 1.5%
John Wiley & Sons, Inc., Class A	65,320	2,961,609

Retail-Apparel/Shoe — 3.1%
Foot Locker, Inc.	144,151	2,170,914
J Crew Group, Inc.†	70,780	2,035,633
Urban Outfitters, Inc.†	65,340	2,156,873

		6,363,420

Retail-Pet Food & Supplies — 1.0%
PetSmart, Inc.	86,600	1,966,686

Retail-Restaurants — 1.0%
Panera Bread Co., Class A†	39,200	1,963,920

School — 1.2%
ITT Educational Services, Inc.†	28,600	2,533,388

Semiconductor Equipment — 0.8%
KLA-Tencor Corp.	43,260	1,626,143

Telecom Services — 3.5%
Amdocs, Ltd.†	94,400	2,870,704
TW Telecom, Inc.†	270,360	4,320,353

		7,191,057

Telecommunication Equipment — 2.1%
CommScope, Inc.†	54,600	2,434,614
Harris Corp.	38,590	1,858,109

		4,292,723

Therapeutics — 1.2%
BioMarin Pharmaceuticals, Inc.†	50,220	1,634,661
United Therapeutics Corp.†	7,800	884,442

		2,519,103

Toys — 1.0%
Mattel, Inc.	99,200	1,988,960

Transactional Software — 0.7%
VeriFone Holdings, Inc.†	91,217	1,364,606

Transport-Rail — 1.3%
Norfolk Southern Corp.	36,070	2,594,154

Transport-Truck — 1.3%
J.B. Hunt Transport Services, Inc.	70,320	2,600,434

Veterinary Diagnostics — 1.0%
VCA Antech, Inc.†	70,010	2,040,091

Wire & Cable Products — 0.9%
General Cable Corp.†	33,300	1,919,079

X-Ray Equipment — 1.1%
Hologic, Inc.†	116,004	2,142,594

Total Long-Term Investment Securities (cost $196,631,620)		199,180,009

REPURCHASE AGREEMENT — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $3,888,038 and collateralized by $4,000,000 of Federal National Mtg. Assoc. Discount Notes bearing interest at 2.48% due 11/19/08 and having an approximate value of $3,970,000 (cost $3,888,000)	$3,888,000	3,888,000

TOTAL INVESTMENTS (cost $200,519,620)(1)	100.2%	203,068,009
Liabilities in excess of other assets	(0.2)	(359,182)

NET ASSETS	100.0%	$202,708,827

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Repurchase Agreements	8.1%
Food-Misc.	6.2
Metal-Diversified	5.5
Electronic Components-Semiconductors	5.5
Retail-Apparel/Shoe	4.8
Oil Field Machinery & Equipment	4.7
Agricultural Chemicals	4.4
Coal	3.7
X-Ray Equipment	3.3
Casino Services	3.2
Oil-Field Services	2.8
Private Corrections	2.6
Gas-Distribution	2.5
Oil Companies-Exploration & Production	2.4
Computers-Periphery Equipment	2.4
Paper & Related Products	2.4
Medical Products	2.2
Food-Canned	2.1
Engineering/R&D Services	2.0
Finance-Investment Banker/Broker	1.9
Cellular Telecom	1.8
Computers-Integrated Systems	1.7
Computer Software	1.7
Transport-Services	1.7
Advertising Sales	1.4
Telecom Services	1.3
Machinery-Construction & Mining	1.2
Machinery-Farming	1.2
Computer Services	1.1
Electronic Measurement Instruments	1.1
Medical-Generic Drugs	1.1
Banks-Super Regional	1.1
Commodity Fund	1.0
Semiconductor Components-Integrated Circuits	1.0
Electric Products-Misc.	1.0
Vitamins & Nutrition Products	1.0
Networking Products	1.0
Oil & Gas Drilling	0.9
Computer Aided Design	0.9
Diagnostic Equipment	0.6
Applications Software	0.6
Hotels/Motels	0.6
Metal Processors & Fabrication	0.4
E-Marketing/Info	0.4
Dental Supplies & Equipment	0.1

98.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 89.5%
Advertising Sales — 1.4%
VisionChina Media, Inc. ADR†	57,500	$1,439,800

Agricultural Chemicals — 4.4%
Monsanto Co.	14,600	1,739,006
Potash Corp. of Saskatchewan, Inc.	4,200	857,934
Terra Industries, Inc.	34,400	1,857,600

		4,454,540

Applications Software — 0.6%
Check Point Software Technologies†	26,100	595,863

Banks-Super Regional — 1.1%
Bank of America Corp.	32,400	1,065,960

Casino Services — 3.2%
Scientific Games Corp., Class A†	106,400	3,228,176

Cellular Telecom — 1.8%
NII Holdings, Inc.†	33,300	1,820,178

Coal — 3.7%
Fording Canadian Coal Trust	10,700	950,053
Walter Industries, Inc.	26,900	2,821,003

		3,771,056

Computer Aided Design — 0.9%
Aspen Technology, Inc.†	65,700	873,810

Computer Services — 1.1%
Computer Sciences Corp.†	24,300	1,151,091

Computer Software — 1.7%
Omniture, Inc.†	100,900	1,750,615

Computers-Integrated Systems — 1.7%
Brocade Communications Systems, Inc.†	128,300	866,025
Jack Henry & Associates, Inc.	41,200	889,508

		1,755,533

Computers-Periphery Equipment — 2.4%
Synaptics, Inc.†	49,800	2,401,356

Dental Supplies & Equipment — 0.1%
Sirona Dental Systems, Inc.†	4,838	120,079

Diagnostic Equipment — 0.6%
Cepheid, Inc.†	37,600	643,712

E-Marketing/Info — 0.4%
Constant Contact, Inc.†	20,668	368,304

Electric Products-Misc. — 1.0%
GrafTech International, Ltd.†	42,200	989,590

Electronic Components-Semiconductors — 5.5%
Monolithic Power Systems, Inc.†	105,529	2,295,256
NVIDIA Corp.†	89,400	1,022,736
ON Semiconductor Corp.†	232,100	2,179,419

		5,497,411

Electronic Measurement Instruments — 1.1%
Itron, Inc.†	11,700	1,080,261

Engineering/R&D Services — 2.0%
URS Corp.†	48,000	2,012,160

Finance-Investment Banker/Broker — 1.9%
The Goldman Sachs Group, Inc.	10,600	1,950,824

Food-Canned — 2.1%
Treehouse Foods, Inc.†	79,400	2,151,740

Food-Misc. — 6.2%
Cal-Maine Foods, Inc.	164,000	6,215,600

Gas-Distribution — 2.5%
AGL Resources, Inc.	72,300	2,498,688

Hotel/Motels — 0.6%
Gaylord Entertainment Co.†	18,800	564,752

Machinery-Construction & Mining — 1.2%
Bucyrus International, Inc.	16,800	1,176,168

Machinery-Farming — 1.2%
AGCO Corp.†	19,500	1,167,075

Medical Products — 2.2%
Zimmer Holdings, Inc.†	31,800	2,191,338

Medical-Generic Drugs — 1.1%
Mylan, Inc.†	82,500	1,070,025

Metal Processors & Fabrication — 0.4%
Kaydon Corp.	9,300	441,006

Metal-Diversified — 5.5%
Freeport-McMoRan Copper & Gold, Inc.	57,500	5,563,125

Networking Products — 1.0%
Atheros Communications, Inc.†	30,900	957,900

Oil & Gas Drilling — 0.9%
Rowan Cos., Inc.	22,100	879,580

Oil Companies-Exploration & Production — 2.4%
Cabot Oil & Gas Corp.	55,400	2,438,154

Oil Field Machinery & Equipment — 4.7%
Cameron International Corp.†	44,300	2,115,768
FMC Technologies, Inc.†	42,200	2,607,116

		4,722,884

Oil-Field Services — 2.8%
Exterran Holdings, Inc.†	17,500	987,700
Oceaneering International, Inc.†	30,000	1,819,200

		2,806,900

Paper & Related Products — 2.4%
Temple-Inland, Inc.	146,900	2,387,125

Private Corrections — 2.6%
Corrections Corp. of America†	94,800	2,657,244

Retail-Apparel/Shoe — 4.8%
Abercrombie & Fitch Co., Class A	16,700	922,174
Aeropostale, Inc.†	15,700	506,325
Men’s Wearhouse, Inc.	102,300	2,036,793
Wet Seal, Inc., Class A†	315,300	1,384,167

		4,849,459

Semiconductor Components-Integrated Circuits — 1.0%
Marvell Technology Group, Ltd.†	67,500	998,325

Telecom Services — 1.3%
Amdocs, Ltd.†	43,800	1,331,958

Transport-Services — 1.7%
C.H. Robinson Worldwide, Inc.	35,300	1,701,460

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Vitamins & Nutrition Products — 1.0%
NBTY, Inc.†	28,100	$969,169

X-Ray Equipment — 3.3%
Hologic, Inc.†	179,400	3,313,518

Total Common Stock (cost $90,838,511)		90,023,512

EXCHANGE TRADED FUNDS — 1.0%
Commodity Fund — 1.0%
SPDR Gold Trust† (cost $1,031,667)	11,300	1,017,565

Total Long-Term Investment Securities (cost $91,870,178)		91,041,077

REPURCHASE AGREEMENT — 8.1%
UBS Securities, LLC Joint Repurchase Agreement(2) (cost $8,118,000)	$8,118,000	8,118,000

TOTAL INVESTMENTS (cost $99,988,178)(1)	98.6%	99,159,077
Other assets less liabilities	1.4	1,402,921

NET ASSETS	100.0%	$100,561,998

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	See Note 2 for details of Joint Repurchase Agreements.
ADR — American Depository Trust

See Notes to Financial Statements

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Repurchase Agreements	10.4%
Medical-Biomedical/Gene	3.8
Oil Companies-Exploration & Production	3.2
Enterprise Software/Service	3.2
Medical-Outpatient/Home Medical	2.9
Consulting Services	2.3
Commercial Services-Finance	2.2
Retail-Apparel/Shoe	2.2
Medical-Drugs	2.1
Aerospace/Defense-Equipment	2.0
Therapeutics	1.9
Diagnostic Equipment	1.9
Medical Products	1.8
Medical Instruments	1.8
Machinery-General Industrial	1.8
Oil-Field Services	1.8
Electronic Measurement Instruments	1.7
Computer Services	1.7
Research & Development	1.6
Instruments-Controls	1.5
Consumer Products-Misc.	1.4
Retail-Restaurants	1.4
Casino Services	1.4
Data Processing/Management	1.4
Computer Aided Design	1.3
Oil & Gas Drilling	1.3
Electronic Components-Semiconductors	1.3
Schools	1.2
Alternative Waste Technology	1.0
Energy-Alternate Sources	1.0
Instruments-Scientific	1.0
Beverages-Wine/Spirits	1.0
Finance-Investment Banker/Broker	1.0
Transport-Truck	1.0
Telecommunication Equipment	1.0
Aerospace/Defense	0.9
Internet Content-Entertainment	0.9
Motion Pictures & Services	0.9
Superconductor Product & Systems	0.8
Web Hosting/Design	0.8
Food-Baking	0.8
Ultra Sound Imaging Systems	0.8
Medical-Generic Drugs	0.8
Finance-Commercial	0.8
Retail-Convenience Store	0.8
E-Services/Consulting	0.8
E-Commerce/Services	0.8
Insurance-Property/Casualty	0.8
Educational Software	0.8
Electric-Transmission	0.7
Toys	0.7
Pharmacy Services	0.7
Environmental Monitoring & Detection	0.7
Transport-Marine	0.7
Transport-Services	0.7
Retail-Computer Equipment	0.7
Containers-Metal/Glass	0.7
E-Commerce/Products	0.7
Medical-Hospitals	0.7
Medical Labs & Testing Services	0.7
Electric Products-Misc.	0.7
Diagnostic Kits	0.7
Footwear & Related Apparel	0.7
Oil Field Machinery & Equipment	0.7
Retail-Discount	0.7
Investment Management/Advisor Services	0.6
Internet Infrastructure Software	0.6
Patient Monitoring Equipment	0.6
E-Marketing/Info	0.6
Beverages-Non-alcoholic	0.6
Gas-Distribution	0.6
Agricultural Chemicals	0.5
Internet Application Software	0.5
Insurance-Reinsurance	0.5
Physicians Practice Management	0.5
Web Portals/ISP	0.5
Distribution/Wholesale	0.5
Semiconductor Equipment	0.5
Networking Products	0.4
Decision Support Software	0.3
Physical Therapy/Rehabilitation Centers	0.2

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 89.8%
Aerospace/Defense — 0.9%
Teledyne Technologies, Inc.†	11,500	$723,350

Aerospace/Defense-Equipment — 2.0%
Curtiss-Wright Corp.	14,100	742,224
Orbital Sciences Corp.†	31,900	797,819

		1,540,043

Agricultural Chemicals — 0.5%
Intrepid Potash, Inc.†	7,550	417,515

Alternative Waste Technology — 1.0%
Calgon Carbon Corp.†	23,400	444,600
Darling International, Inc.†	22,500	364,050

		808,650

Beverages-Non-alcoholic — 0.6%
Hansen Natural Corp.†	19,200	438,912

Beverages-Wine/Spirits — 1.0%
Central European Distribution Corp.†	10,250	747,840

Casino Services — 1.4%
Bally Technologies, Inc.†	16,500	524,535
Scientific Games Corp., Class A†	18,500	561,290

		1,085,825

Commercial Services-Finance — 2.2%
Morningstar, Inc.†	9,900	623,304
Net 1 UEPS Technologies, Inc.†	31,300	738,054
Riskmetrics Group, Inc.†	17,900	322,558

		1,683,916

Computer Aided Design — 1.3%
Ansys, Inc.†	13,500	619,380
Parametric Technology Corp.†	19,200	371,904

		991,284

Computer Services — 1.7%
CACI International, Inc., Class A†	16,600	746,336
IHS, Inc.†	9,000	560,070

		1,306,406

Consulting Services — 2.3%
FTI Consulting, Inc.†	13,500	960,660
Watson Wyatt Worldwide, Inc., Class A	14,000	811,160

		1,771,820

Consumer Products-Misc. — 1.4%
Fossil, Inc.†	20,000	535,600
Tupperware Brands Corp.	14,400	561,600

		1,097,200

Containers-Metal/Glass — 0.7%
Greif, Inc., Class A	9,100	553,644

Data Processing/Management — 1.4%
Broadridge Financial Solutions, Inc.	33,500	693,450
Commvault Systems, Inc.†	23,500	357,905

		1,051,355

Decision Support Software — 0.3%
SPSS, Inc.†	6,100	201,605

Diagnostic Equipment — 1.9%
Gen-Probe, Inc.†	10,700	570,524
Immucor, Inc.†	28,500	858,705

		1,429,229

Diagnostic Kits — 0.7%
Idexx Laboratories, Inc.†	9,800	524,300

Distribution/Wholesale — 0.5%
LKQ Corp.†	18,100	371,050

E-Commerce/Products — 0.7%
MercadoLibre, Inc.†	15,200	544,920

E-Commerce/Services — 0.8%
NetFlix, Inc.†	19,000	586,910

E-Marketing/Info — 0.6%
ComScore, Inc.†	23,300	444,564

E-Services/Consulting — 0.8%
GSI Commerce, Inc.†	38,900	592,836

Educational Software — 0.8%
Blackboard, Inc.†	14,500	579,420

Electric Products-Misc. — 0.7%
GrafTech International, Ltd.†	22,500	527,625

Electric-Transmission — 0.7%
ITC Holdings Corp.	11,000	573,320

Electronic Components-Semiconductors — 1.3%
ON Semiconductor Corp.†	42,050	394,850
QLogic Corp.†	30,800	580,272

		975,122

Electronic Measurement Instruments — 1.7%
FLIR Systems, Inc.†	19,200	782,208
Itron, Inc.†	6,000	553,980

		1,336,188

Energy-Alternate Sources — 1.0%
Evergreen Solar, Inc.†	40,900	382,006
Sunpower Corp., Class A†	5,100	401,727

		783,733

Enterprise Software/Service — 3.2%
Concur Technologies, Inc.†	8,900	366,858
Informatica Corp.†	35,000	566,650
ManTech International Corp., Class A†	16,200	904,608
Sybase, Inc.†	17,500	588,175

		2,426,291

Environmental Monitoring & Detection — 0.7%
Clean Harbors, Inc.†	7,300	569,692

Finance-Commercial — 0.8%
CIT Group, Inc.	71,000	602,080

Finance-Investment Banker/Broker — 1.0%
Interactive Brokers Group, Inc., Class A†	5,000	140,300
optionsXpress Holdings, Inc.	16,100	399,441
Penson Worldwide, Inc.†	11,100	204,462

		744,203

Food-Baking — 0.8%
Flowers Foods, Inc.	21,100	634,477

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Footwear & Related Apparel — 0.7%
Deckers Outdoor Corp.†	4,600	$519,846

Gas-Distribution — 0.6%
UGI Corp.	16,200	438,372

Instruments-Controls — 1.5%
Mettler Toledo International, Inc.†	5,750	618,183
Woodward Governor Co.	12,600	567,000

		1,185,183

Instruments-Scientific — 1.0%
Dionex Corp.†	10,900	757,768

Insurance-Property/Casualty — 0.8%
FPIC Insurance Group, Inc.†	11,700	584,415

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	15,500	393,545

Internet Application Software — 0.5%
CyberSource Corp.†	22,800	404,700

Internet Content-Entertainment — 0.9%
Shanda Interactive Entertainment, Ltd. ADR†	27,800	718,074

Internet Infrastructure Software — 0.6%
AsiaInfo Holdings, Inc.†	34,000	468,180

Investment Management/Advisor Services — 0.6%
Calamos Asset Management, Inc., Class A	23,500	480,810

Machinery-General Industrial — 1.8%
Chart Industries, Inc.†	13,700	725,004
Wabtec Corp.	11,500	638,250

		1,363,254

Medical Instruments — 1.8%
NuVasive, Inc.†	10,900	612,253
Techne Corp.†	9,800	779,296

		1,391,549

Medical Labs & Testing Services — 0.7%
ICON PLC ADR†	6,600	530,244

Medical Products — 1.8%
Wright Medical Group, Inc.†	26,200	825,038
Zoll Medical Corp.†	18,900	595,350

		1,420,388

Medical-Biomedical/Gene — 3.8%
Alexion Pharmaceuticals, Inc.†	6,900	646,875
Bio-Rad Laboratories, Inc., Class A†	6,500	579,150
Illumina, Inc.†	7,600	708,624
Myriad Genetics, Inc.†	9,100	605,150
Savient Pharmaceuticals, Inc.†	13,800	366,804

		2,906,603

Medical-Drugs — 2.1%
OSI Pharmaceuticals, Inc.†	11,500	605,245
PharMerica Corp.†	42,000	993,300

		1,598,545

Medical-Generic Drugs — 0.8%
Perrigo Co.	17,500	616,525

Medical-Hospitals — 0.7%
Health Management Associates, Inc.†	86,800	533,820

Medical-Outpatient/Home Medical — 2.9%
Almost Family, Inc.†	14,500	476,325
Amedisys, Inc.†	15,100	968,212
LHC Group, Inc.†	27,000	756,540

		2,201,077

Motion Pictures & Services — 0.9%
DreamWorks Animation SKG, Inc., Class A†	23,400	694,980

Networking Products — 0.4%
Anixter International, Inc.†	4,100	278,923

Oil & Gas Drilling — 1.3%
Atwood Oceanics, Inc.†	9,800	449,918
Helmerich & Payne, Inc.	9,100	538,083

		988,001

Oil Companies-Exploration & Production — 3.2%
ATP Oil & Gas Corp.†	13,800	392,610
Penn Virginia Corp.	7,500	455,625
Petroquest Energy, Inc.†	21,700	452,879
St. Mary Land & Exploration Co.	9,000	383,040
Swift Energy Co.†	6,000	304,920
Whiting Petroleum Corp.†	5,400	505,818

		2,494,892

Oil Field Machinery & Equipment — 0.7%
T-3 Energy Services, Inc.†	7,500	514,275

Oil-Field Services — 1.8%
Core Laboratories NV	3,900	505,479
Key Energy Services, Inc.†	29,800	478,588
Oil States International, Inc.†	6,800	373,184

		1,357,251

Patient Monitoring Equipment — 0.6%
Masimo Corp.†	11,800	445,686

Pharmacy Services — 0.7%
HealthExtras, Inc.†	19,000	570,190

Physical Therapy/Rehabilitation Centers — 0.2%
Healthsouth Corp.†	9,600	157,632

Physicians Practice Management — 0.5%
Athenahealth, Inc.†	12,700	383,540

Research & Development — 1.6%
Exponent, Inc.†	18,850	575,679
Parexel International Corp.†	22,500	657,675

		1,233,354

Retail-Apparel/Shoe — 2.2%
Aeropostale, Inc.†	17,750	572,437
Genesco, Inc.†	18,000	529,200
The Children’s Place Retail Stores, Inc.†	15,300	582,165

		1,683,802

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	13,700	554,987

Retail-Convenience Store — 0.8%
The Pantry, Inc.†	37,500	599,625

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Discount — 0.7%
Big Lots, Inc.†	16,500	$502,590

Retail-Restaurants — 1.4%
Buffalo Wild Wings, Inc.†	16,400	540,052
Papa John’s International, Inc.†	19,300	545,997

		1,086,049

Schools — 1.2%
Strayer Education, Inc.	4,200	935,340

Semiconductor Equipment — 0.5%
Tessera Technologies, Inc.†	20,700	360,594

Superconductor Product & Systems — 0.8%
American Superconductor Corp.†	16,500	651,585

Telecommunication Equipment — 1.0%
Comtech Telecommunications Corp.†	15,100	741,863

Therapeutics — 1.9%
Alnylam Pharmaceuticals, Inc.†	12,500	434,750
BioMarin Pharmaceuticals, Inc.†	12,000	390,600
United Therapeutics Corp.†	5,850	663,331

		1,488,681

Toys — 0.7%
Marvel Entertainment, Inc.†	16,500	572,550

Transport-Marine — 0.7%
Kirby Corp.†	11,900	567,868

Transport-Services — 0.7%
Pacer International, Inc.	23,700	562,638

Transport-Truck — 1.0%
Forward Air Corp.	20,300	742,777

Ultra Sound Imaging Systems — 0.8%
SonoSite, Inc.†	18,900	619,164

Web Hosting/Design — 0.8%
Equinix, Inc.†	7,800	634,608

Web Portals/ISP — 0.5%
Sohu.com, Inc.†	5,000	377,400

Total Long-Term Investment Securities (cost $65,509,505)		68,979,068

REPURCHASE AGREEMENT — 10.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $7,954,077 and collateralized by $8,115,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.20% due 09/03/09 and having an approximate value of $8,115,000 (cost $7,954,000)	$7,954,000	7,954,000
TOTAL INVESTMENTS (cost $73,463,505)(1)	100.2%	76,933,068
Liabilities in excess of other assets	(0.2)	(141,439)

NET ASSETS	100.0%	$76,791,629

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Oil-Field Services	8.0%
Aerospace/Defense	7.9
Retail-Restaurants	7.7
Commercial Services-Finance	7.4
Computers	7.4
Transport-Rail	7.0
Casino Hotels	6.2
Banks-Super Regional	5.9
Medical-Biomedical/Gene	5.2
Finance-Investment Banker/Broker	4.6
Banks-Commercial	4.3
Agricultural Chemicals	3.7
Retail-Drug Store	3.7
Repurchase Agreements	3.3
Web Portals/ISP	3.0
Cellular Telecom	2.9
Oil Companies-Integrated	2.5
Industrial Gases	2.4
Telephone-Integrated	2.3
Retail-Building Products	2.2
Real Estate Investment Trusts	1.9

99.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.2%
Aerospace/Defense — 7.9%
General Dynamics Corp.	49,657	$4,426,425
Lockheed Martin Corp.	50,227	5,240,183

		9,666,608

Agricultural Chemicals — 3.7%
Monsanto Co.	37,656	4,485,206

Banks-Commercial — 4.3%
Industrial & Commercial Bank of China(2)	6,994,000	5,261,845

Banks-Super Regional — 5.9%
Bank of America Corp.	111,415	3,665,553
Wells Fargo & Co.	118,051	3,573,404

		7,238,957

Casino Hotels — 6.2%
Las Vegas Sands Corp.†	73,247	3,334,203
Wynn Resorts, Ltd.	44,197	4,308,324

		7,642,527

Cellular Telecom — 2.9%
China Mobile, Ltd. ADR	53,945	3,606,223

Commercial Services-Finance — 7.4%
Mastercard, Inc., Class A	15,673	3,826,563
Visa, Inc., Class A†	72,509	5,297,508

		9,124,071

Computers — 7.4%
Apple, Inc.†	49,012	7,790,458
Research In Motion Ltd.†	9,909	1,217,023

		9,007,481

Finance-Investment Banker/Broker — 4.6%
Lehman Brothers Holdings, Inc.	21,658	375,550
The Goldman Sachs Group, Inc.	28,802	5,300,720

		5,676,270

Industrial Gases — 2.4%
Air Products & Chemicals, Inc.	31,462	2,995,497

Medical-Biomedical/Gene — 5.2%
Genentech, Inc.†	59,555	5,672,614
Gilead Sciences, Inc.†	12,572	678,636

		6,351,250

Oil Companies-Integrated — 2.5%
Petroleo Brasileiro SA ADR	55,670	3,112,510

Oil-Field Services — 8.0%
Schlumberger, Ltd.	46,406	4,714,849
Transocean, Inc.†	37,395	5,086,842

		9,801,691

Real Estate Investment Trusts — 1.9%
ProLogis	48,231	2,357,531

Retail-Building Products — 2.2%
Lowe’s Cos., Inc.	131,444	2,670,942

Retail-Drug Store — 3.7%
CVS Caremark Corp.	122,399	4,467,564

Retail-Restaurants — 7.7%
McDonald’s Corp.	158,743	9,491,244

Telephone-Integrated — 2.3%
AT&T, Inc.	89,856	2,768,463

Transport-Rail — 7.0%
Norfolk Southern Corp.	34,095	2,452,112
Union Pacific Corp.	74,670	6,155,795

		8,607,907

Web Portals/ISP — 3.0%
Google, Inc., Class A†	7,682	3,639,348

Total Long-Term Investment Securities (cost $99,866,818)		117,973,135

REPURCHASE AGREEMENT — 3.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $4,019,039 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.25% due 06/11/10 and having an approximate value of $4,100,600 (cost $4,019,000)	$4,019,000	4,019,000

TOTAL INVESTMENTS (cost $103,885,818)(1)	99.5%	121,992,135
Other assets less liabilities	0.5	651,394

NET ASSETS	100.0%	$122,643,529

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Technology Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Wireless Equipment	12.1%
Computers	10.6
Applications Software	6.8
Repurchase Agreements	6.6
Electronic Components-Semiconductors	4.7
Enterprise Software/Service	4.5
Semiconductor Components-Integrated Circuits	3.4
Semiconductor Equipment	3.2
Computer Services	3.0
Toys	3.0
Energy-Alternate Sources	2.7
Internet Security	2.6
E-Commerce/Services	2.4
Agricultural Chemicals	2.4
Consulting Services	2.3
Networking Products	2.1
Web Portals/ISP	2.0
Computers-Memory Devices	1.9
Telecommunication Equipment	1.8
Telecom Services	1.6
Electronic Forms	1.6
Medical-Biomedical/Gene	1.4
Entertainment Software	1.3
Medical Instruments	1.3
Commercial Services-Finance	1.3
Electronic Connectors	1.1
Electronic Parts Distribution	1.1
Data Processing/Management	1.0
Cellular Telecom	1.0
Computer Software	1.0
Internet Application Software	1.0
E-Commerce/Products	1.0
Web Hosting/Design	0.9
Chemicals-Diversified	0.9
Oil Field Machinery & Equipment	0.9
Transactional Software	0.8
Computer Aided Design	0.8
Educational Software	0.7
Wire & Cable Products	0.5
Electronic Design Automation	0.5
Medical Labs & Testing Services	0.5
Medical Products	0.4
Printing-Commercial	0.4
Instruments-Scientific	0.4
Research & Development	0.3
Audio/Video Products	0.3
Retail-Computer Equipment	0.2

102.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.7%
Agricultural Chemicals — 2.4%
Intrepid Potash, Inc.†	8,844	$489,073
Monsanto Co.	4,610	549,097

		1,038,170

Applications Software — 6.8%
Check Point Software Technologies†	25,910	591,525
Citrix Systems, Inc.†	14,324	381,591
Intuit, Inc.†	15,880	434,000
Microsoft Corp.	20,340	523,145
Nuance Communications, Inc.†	13,680	212,314
Salesforce.com, Inc.†	10,700	682,553
Satyam Computer Services, Ltd. ADR	8,670	185,018

		3,010,146

Audio/Video Products — 0.3%
DTS, Inc.†	4,320	123,509

Cellular Telecom — 1.0%
Leap Wireless International, Inc.†	4,240	182,871
NII Holdings, Inc.†	4,730	258,542

		441,413

Chemicals-Diversified — 0.9%
Wacker Chemie AG(2)	1,860	384,966

Commercial Services-Finance — 1.3%
Net 1 UEPS Technologies, Inc.†	10,560	249,005
Total Systems Services, Inc.	16,980	332,468

		581,473

Computer Aided Design — 0.8%
Autodesk, Inc.†	10,500	334,845

Computer Services — 3.0%
Affiliated Computer Services, Inc., Class A†	13,670	658,894
Cognizant Technology Solutions Corp., Class A†	23,670	664,417

		1,323,311

Computer Software — 1.0%
Omniture, Inc.†	25,005	433,837

Computers — 10.6%
Apple, Inc.†	6,000	953,700
Hewlett-Packard Co.	22,800	1,021,440
International Business Machines Corp.	4,670	597,667
Research In Motion, Ltd.†	17,130	2,103,906

		4,676,713

Computers-Memory Devices — 1.9%
EMC Corp.†	28,300	424,783
Seagate Technology	29,100	435,627

		860,410

Consulting Services — 2.3%
Accenture Ltd., Class A	12,280	512,813
FTI Consulting, Inc.†	4,520	321,643
Huron Consulting Group, Inc.†	3,780	197,165

		1,031,621

Data Processing/Management — 1.0%
Fiserv, Inc.†	9,390	449,030

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	5,515	421,015

E-Commerce/Services — 2.4%
Ctrip.com International, Ltd. ADR	8,484	382,544
Priceline.com, Inc.†	5,970	686,251

		1,068,795

Educational Software — 0.7%
Blackboard, Inc.†	7,460	298,102

Electronic Components-Semiconductors — 4.7%
Broadcom Corp., Class A†	31,690	769,750
Microchip Technology, Inc.	14,160	452,129
Monolithic Power Systems, Inc.†	10,220	222,285
Netlogic Microsystems, Inc.†	8,900	284,889
Texas Instruments, Inc.	13,380	326,204

		2,055,257

Electronic Connectors — 1.1%
Amphenol Corp., Class A	10,190	485,757

Electronic Design Automation — 0.5%
Magma Design Automation, Inc.†	35,900	227,606

Electronic Forms — 1.6%
Adobe Systems, Inc.†	17,010	703,364

Electronic Parts Distribution — 1.1%
Avnet, Inc.†	17,480	476,505

Energy-Alternate Sources — 2.7%
First Solar, Inc.†	2,280	650,051
Sunpower Corp., Class A†	4,710	371,006
Trina Solar, Ltd. ADR†	6,350	174,752

		1,195,809

Enterprise Software/Service — 4.5%
Advent Software, Inc.†	7,530	327,856
CA, Inc.	19,770	471,712
Concur Technologies, Inc.†	12,472	514,096
Oracle Corp.†	23,780	511,984
The Ultimate Software Group, Inc.†	6,910	181,249

		2,006,897

Entertainment Software — 1.3%
Activision Blizzard, Inc.†	6,710	241,426
UbiSoft Entertainment†(2)	3,510	346,924

		588,350

Instruments-Scientific — 0.4%
FEI Co.†	7,419	187,330

Internet Application Software — 1.0%
Vocus, Inc.†	12,152	432,490

Internet Security — 2.6%
McAfee, Inc.†	16,790	549,872
VeriSign, Inc.†	17,870	581,490

		1,131,362

Medical Instruments — 1.3%
CardioNet, Inc.†	4,005	114,303
Intuitive Surgical, Inc.†	950	295,726
Natus Medical, Inc.†	7,535	174,887

		584,916

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	2,940	$198,685

Medical Products — 0.4%
Varian Medical Systems, Inc.†	3,280	196,800

Medical-Biomedical/Gene — 1.4%
Celgene Corp.†	2,380	179,666
Illumina, Inc.†	4,610	429,837

		609,503

Networking Products — 2.1%
Atheros Communications, Inc.†	20,133	624,123
Juniper Networks, Inc.†	11,750	305,853

		929,976

Oil Field Machinery & Equipment — 0.9%
FMC Technologies, Inc.†	6,080	375,622

Printing-Commercial — 0.4%
VistaPrint, Ltd.†	7,560	194,821

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	3,710	141,499

Retail-Computer Equipment — 0.2%
PC Connection, Inc.†	13,275	95,182

Semiconductor Components-Integrated Circuits — 3.4%
Hitte Microwave Corp.†	11,040	352,397
Linear Technology Corp.	7,250	225,112
Marvell Technology Group, Ltd.†	41,040	606,982
Power Integrations, Inc.†	11,850	323,742

		1,508,233

Semiconductor Equipment — 3.2%
ASML Holding NV	29,200	665,468
ATMI, Inc.†	6,070	136,757
Lam Research Corp.†	15,090	496,310
Varian Semiconductor Equipment Associates, Inc.†	3,242	94,731

		1,393,266

Telecom Services — 1.6%
Amdocs, Ltd.†	11,960	363,704
Fairpoint Communications, Inc.	50,760	352,274

		715,978

Telecommunication Equipment — 1.8%
Harris Corp.	16,860	811,809

Toys — 3.0%
Nintendo Co., Ltd.(2)	2,730	1,316,460

Transactional Software — 0.8%
Solera Holdings, Inc.†	12,730	369,043

Web Hosting/Design — 0.9%
Equinix, Inc.†	5,040	410,054

Web Portals/ISP — 2.0%
Google, Inc., Class A†	1,060	502,175
Yahoo!, Inc.†	18,300	363,987

		866,162

Wire & Cable Products — 0.5%
General Cable Corp.†	4,070	234,554

Wireless Equipment — 12.1%
American Tower Corp., Class A†	18,310	767,189
Crown Castle International Corp.†	16,890	645,198
Nokia Oyj ADR	65,560	1,791,099
QUALCOMM, Inc.	27,250	1,508,015
SBA Communications Corp., Class A†	17,160	650,193

		5,361,694

Total Long-Term Investment Securities (cost $43,227,313)		42,282,340

REPURCHASE AGREEMENT — 6.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $2,922,028 and collateralized by $2,940,000 of Federal Home Loan Bank Bonds, bearing interest at 4.25% due 06/11/10 and having an approximate value of $2,984,100 (cost $2,922,000)	$2,922,000	2,922,000

TOTAL INVESTMENTS (cost $46,149,313)(1)	102.3%	45,204,340
Liabilities in excess of other assets	(2.3)	(1,013,005)

NET ASSETS	100.0%	$44,191,335

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Repurchase Agreements	5.4%
Banks-Commercial	5.2
Chemicals-Specialty	4.6
Real Estate Investment Trusts	4.6
Electric-Integrated	3.8
Insurance-Reinsurance	3.4
Savings & Loans/Thrifts	3.3
Transport-Truck	3.0
Distribution/Wholesale	2.9
Chemicals-Diversified	2.7
Food-Retail	2.6
Insurance-Property/Casualty	2.5
Auto/Truck Parts & Equipment-Original	2.5
Food-Meat Products	2.3
Medical-HMO	2.2
Retail-Apparel/Shoe	2.1
Metal Processors & Fabrication	2.1
Medical-Hospitals	1.8
Brewery	1.7
Office Automation & Equipment	1.6
Transport-Equipment & Leasing	1.6
Transport-Services	1.6
Diversified Manufacturing Operations	1.6
Tobacco	1.5
Airlines	1.4
Electronic Components-Semiconductors	1.4
Oil-Field Services	1.3
Steel-Producers	1.2
Food-Canned	1.2
Insurance-Life/Health	1.2
Oil & Gas Drilling	1.1
Electronic Parts Distribution	1.1
Electronic Components-Misc.	1.1
Independent Power Producers	1.1
Human Resources	1.1
Machinery-Electrical	1.1
Gas-Distribution	1.0
Machinery-Farming	1.0
Golf	1.0
Rental Auto/Equipment	1.0
Instruments-Scientific	1.0
Building-Mobile Home/Manufactured Housing	1.0
Telecommunication Equipment	0.8
Leisure Products	0.8
Retail-Computer Equipment	0.8
Containers-Metal/Glass	0.7
Oil Companies-Integrated	0.7
Miscellaneous Manufacturing	0.7
Semiconductor Equipment	0.6
Aerospace/Defense-Equipment	0.6
Pharmacy Services	0.6
Insurance-Multi-line	0.6
Computers-Periphery Equipment	0.6
Engines-Internal Combustion	0.6
Networking Products	0.6
Containers-Paper/Plastic	0.6
Publishing-Newspapers	0.5
Building Products-Doors & Windows	0.5
Medical-Outpatient/Home Medical	0.5
Retail-Automobile	0.5
Batteries/Battery Systems	0.5
Machinery-Construction & Mining	0.5
Home Furnishings	0.4
Oil Companies-Exploration & Production	0.4
Food-Misc.	0.3
Semiconductor Components-Integrated Circuits	0.2
Building-Residential/Commercial	0.2
Retail-Regional Department Stores	0.2

100.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.5%
Aerospace/Defense-Equipment — 0.6%
Goodrich Corp.	53,200	$2,614,248

Airlines — 1.4%
Alaska Air Group, Inc.†	132,200	2,363,736
Continental Airlines, Inc., Class B†	101,100	1,388,103
Skywest, Inc.	127,100	1,934,462

		5,686,301

Auto/Truck Parts & Equipment-Original — 2.5%
ArvinMeritor, Inc.	319,600	4,413,676
Autoliv, Inc.	31,000	1,210,240
TRW Automotive Holdings Corp.†	236,100	4,379,655

		10,003,571

Banks-Commercial — 5.2%
Central Pacific Financial Corp.	195,500	2,164,185
Susquehanna Bancshares, Inc.	147,000	2,105,040
Synovus Financial Corp.	163,900	1,558,689
The South Financial Group, Inc.	300,800	1,813,824
Trustmark Corp.	213,097	3,848,532
UnionBanCal Corp.	49,500	2,659,140
Webster Financial Corp.	225,100	4,470,486
Whitney Holding Corp.	109,200	2,245,152

		20,865,048

Batteries/Battery Systems — 0.5%
EnerSys†	58,900	1,901,292

Brewery — 1.7%
Molson Coors Brewing Co., Class B	124,000	6,692,280

Building Products-Doors & Windows — 0.5%
Quanex Building Products	133,200	2,051,280

Building-Mobile Home/Manufactured Housing — 1.0%
Thor Industries, Inc.	197,700	3,878,874

Building-Residential/Commercial — 0.2%
KB Home	43,000	756,370

Chemicals-Diversified — 2.7%
Rockwood Holdings, Inc.†	202,800	7,736,820
Westlake Chemical Corp.	185,525	3,248,543

		10,985,363

Chemicals-Specialty — 4.6%
Arch Chemicals, Inc.	70,639	2,267,512
Ashland, Inc.	118,400	4,945,568
Chemtura Corp.	513,000	3,344,760
Cytec Industries, Inc.	101,100	5,465,466
Methanex Corp.	94,800	2,567,184

		18,590,490

Computers-Periphery Equipment — 0.6%
Lexmark International, Inc., Class A†	70,900	2,487,172

Containers-Metal/Glass — 0.7%
Silgan Holdings, Inc.	57,100	3,016,022

Containers-Paper/Plastic — 0.6%
Sonoco Products Co.	68,500	2,234,470

Distribution/Wholesale — 2.9%
Ingram Micro, Inc., Class A†	225,900	4,163,337
Tech Data Corp.†	111,200	3,877,544
United Stationers, Inc.†	97,100	3,721,843

		11,762,724

Diversified Manufacturing Operations — 1.6%
Acuity Brands, Inc.	64,500	2,635,470
Cooper Industries, Ltd., Class A	86,600	3,651,922

		6,287,392

Electric-Integrated — 3.8%
Allegheny Energy, Inc.	36,600	1,771,440
Constellation Energy Group, Inc.	35,875	2,983,365
Northeast Utilities	191,900	4,828,204
Puget Energy, Inc.	71,600	1,971,864
Wisconsin Energy Corp.	84,600	3,817,152

		15,372,025

Electronic Components-Misc. — 1.1%
Sanmina-SCI Corp.†	329,400	583,038
Vishay Intertechnology, Inc.†	429,300	3,850,821

		4,433,859

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.†	333,800	2,924,088
Spansion, Inc. Class A†	196,000	448,840
Zoran Corp.†	255,100	2,109,677

		5,482,605

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	138,100	4,449,582

Engines-Internal Combustion — 0.6%
Briggs & Stratton Corp.	178,825	2,421,291

Food-Canned — 1.2%
Del Monte Foods Co.	586,500	4,979,385

Food-Meat Products — 2.3%
Smithfield Foods, Inc.†	256,300	5,505,324
Tyson Foods, Inc., Class A	253,400	3,775,660

		9,280,984

Food-Misc. — 0.3%
Corn Products International, Inc.	29,400	1,367,394

Food-Retail — 2.6%
Ruddick Corp.	199,100	6,164,136
SUPERVALU, Inc.	161,300	4,132,506

		10,296,642

Gas-Distribution — 1.0%
Atmos Energy Corp.	157,100	4,158,437

Golf — 1.0%
Callaway Golf Co.	316,200	4,009,416

Home Furnishings — 0.4%
Furniture Brands International, Inc.	129,900	1,541,913

Human Resources — 1.1%
Kelly Services, Inc., Class A	235,900	4,342,919

Independent Power Producer — 1.1%
Reliant Energy, Inc.†	241,800	4,378,998

Instruments-Scientific — 1.0%
PerkinElmer, Inc.	134,100	3,902,310

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Life/Health — 1.2%
StanCorp Financial Group, Inc.	95,600	$4,721,684

Insurance-Multi-line — 0.6%
Old Republic International Corp.	244,100	2,563,050

Insurance-Property/Casualty — 2.5%
Arch Capital Group, Ltd.†	110,000	7,670,300
Fidelity National Financial, Inc., Class A	196,300	2,622,568

		10,292,868

Insurance-Reinsurance — 3.4%
Aspen Insurance Holdings, Ltd.	217,000	5,509,630
PartnerRe, Ltd.	13,200	928,224
Platinum Underwriters Holdings, Ltd.	162,900	5,880,690
RenaissanceRe Holdings, Ltd.	24,800	1,261,576

		13,580,120

Leisure Products — 0.8%
Brunswick Corp.	256,800	3,312,720

Machinery-Construction & Mining — 0.5%
Terex Corp.†	38,700	1,831,671

Machinery-Electrical — 1.1%
Regal-Beloit Corp.	102,100	4,262,675

Machinery-Farming — 1.0%
AGCO Corp.†	67,200	4,021,920

Medical-HMO — 2.2%
AMERIGROUP Corp.†	158,400	4,023,360
Molina Healthcare, Inc.†	157,700	4,705,768

		8,729,128

Medical-Hospitals — 1.8%
LifePoint Hospitals, Inc.†	116,396	3,332,417
Universal Health Services, Inc., Class B	66,700	4,043,354

		7,375,771

Medical-Outpatient/Home Medical — 0.5%
Apria Healthcare Group, Inc.†	99,300	1,907,553

Metal Processors & Fabrication — 2.1%
Commercial Metals Co.	155,100	4,629,735
Mueller Industries, Inc.	150,000	3,850,500

		8,480,235

Miscellaneous Manufacturing — 0.7%
AptarGroup, Inc.	74,200	2,871,540

Networking Products — 0.6%
Anixter International, Inc.†	33,500	2,279,005

Office Automation & Equipment — 1.6%
IKON Office Solutions, Inc.	462,100	6,608,030

Oil & Gas Drilling — 1.1%
Helmerich & Payne, Inc.	50,200	2,968,326
Rowan Cos., Inc.	41,100	1,635,780

		4,604,106

Oil Companies-Exploration & Production — 0.4%
Cimarex Energy Co.	28,900	1,505,979

Oil Companies-Integrated — 0.7%
Hess Corp.	29,100	2,950,740

Oil-Field Services — 1.3%
Oil States International, Inc.†	96,900	5,317,872

Pharmacy Services — 0.6%
Omnicare, Inc.	88,300	2,599,552

Publishing-Newspapers — 0.5%
Gannett Co., Inc.	113,700	2,060,244

Real Estate Investment Trusts — 4.6%
Alexandria Real Estate Equities, Inc.	29,100	3,004,866
Ashford Hospitality Trust, Inc.	171,000	678,870
Digital Realty Trust, Inc.	84,800	3,638,768
Home Properties, Inc.	64,850	3,568,047
Mid-America Apartment Communities, Inc.	46,500	2,672,355
Strategic Hotels & Resorts, Inc.	66,000	520,740
Sunstone Hotel Investors, Inc.	54,300	702,642
Tanger Factory Outlet Centers, Inc.	52,600	1,964,084
Taubman Centers, Inc.	36,600	1,756,800

		18,507,172

Rental Auto/Equipment — 1.0%
Avis Budget Group, Inc.†	281,100	1,714,710
Hertz Global Holdings, Inc.†	263,100	2,244,243

		3,958,953

Retail-Apparel/Shoe — 2.1%
Foot Locker, Inc.	152,100	2,290,626
Jones Apparel Group, Inc.	132,700	2,221,398
Men’s Wearhouse, Inc.	206,800	4,117,388

		8,629,412

Retail-Automobile — 0.5%
AutoNation, Inc.†	184,392	1,902,925

Retail-Computer Equipment — 0.8%
Insight Enterprises, Inc.†	257,300	3,283,148

Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	68,200	689,502

Savings & Loans/Thrifts — 3.3%
Astoria Financial Corp.	151,800	3,395,766
First Niagara Financial Group, Inc.	278,800	3,900,412
Provident Financial Services, Inc.	348,700	5,087,533
Washington Federal, Inc.	48,500	902,100

		13,285,811

Semiconductor Components-Integrated Circuits — 0.2%
Siliconware Precision Industries Co. ADR	119,500	792,285

Semiconductor Equipment — 0.6%
Teradyne, Inc.†	280,600	2,629,222

Steel-Producers — 1.2%
Reliance Steel & Aluminum Co.	50,500	3,189,580
Steel Dynamics, Inc.	58,600	1,856,448

		5,046,028

Telecommunication Equipment — 0.8%
CommScope, Inc.†	75,000	3,344,250

Tobacco — 1.5%
Universal Corp.	114,900	5,931,138

Transport-Equipment & Leasing — 1.6%
GATX Corp.	143,200	6,511,304

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Services — 1.6%
Ryder System, Inc.	96,200	$6,345,352

Transport-Truck — 3.0%
Arkansas Best Corp.	83,100	3,086,334
Con-way, Inc.	68,100	3,443,136
Werner Enterprises, Inc.	237,800	5,662,018

		12,191,488

Total Long-Term Investment Securities (cost $421,455,065)		385,155,110

REPURCHASE AGREEMENT — 5.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $21,916,213 and collateralized by $22,355,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.20% due 09/03/09 and having an approximate value of $22,355,000 (cost $21,916,000)	$21,916,000	21,916,000

TOTAL INVESTMENTS (cost $443,371,065)(1)	100.9%	407,071,110
Liabilities in excess of other assets	(0.9)	(3,621,689)

NET ASSETS	100.0%	$403,449,421

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Banks-Commercial	18.6%
Oil Companies-Integrated	9.8
Insurance-Multi-line	7.6
Medical-Drugs	4.7
Diversified Minerals	4.1
Electric-Integrated	3.3
Telephone-Integrated	2.6
Auto-Cars/Light Trucks	2.5
Import/Export	2.5
Steel-Producers	2.4
Chemicals-Diversified	2.3
Food-Misc.	1.9
Wireless Equipment	1.9
Commercial Paper	1.8
Repurchase Agreements	1.7
Fisheries	1.7
Cellular Telecom	1.7
Audio/Video Products	1.6
Multimedia	1.6
Diversified Financial Services	1.6
Miscellaneous Manufacturing	1.4
Airlines	1.4
Gas-Distribution	1.3
Electric Products-Misc.	1.3
Transport-Rail	1.3
Soap & Cleaning Preparation	1.3
Computers	1.3
Insurance-Property/Casualty	1.1
Oil Companies-Exploration & Production	1.1
Finance-Investment Banker/Broker	1.1
Medical-Wholesale Drug Distribution	1.0
Vitamins & Nutrition Products	0.9
Tobacco	0.9
Venture Capital	0.9
Transport-Services	0.9
Finance-Leasing Companies	0.8
Aerospace/Defense	0.8
Real Estate Management/Services	0.8
Food-Retail	0.8
Apparel Manufacturers	0.7
Metal Processors & Fabrication	0.6
Office Automation & Equipment	0.6
Retail-Convenience Store	0.6
Auto/Truck Parts & Equipment-Original	0.6
Cable TV	0.5
Beverages-Non-alcoholic	0.5
Real Estate Operations & Development	0.5
Semiconductor Components-Integrated Circuits	0.5
Electronic Components-Misc.	0.5
Computer Software	0.5
Wire & Cable Products	0.4
Retail-Building Products	0.4
Building-Residential/Commercial	0.1

103.3%

Country Allocation*

Japan	22.8%
United Kingdom	16.2
Germany	9.3
France	7.3
Switzerland	6.9
United States	4.4
Canada	3.8
Norway	3.5
Singapore	3.4
Italy	3.2
Netherlands	2.8
Spain	2.7
Belgium	1.9
Finland	1.9
Brazil	1.6
Taiwan	1.5
South Korea	1.4
Bermuda	1.4
Greece	1.3
China	1.2
Luxembourg	1.2
Australia	1.0
Cayman Islands	0.9
Ireland	0.8
Austria	0.5
Russia	0.4

103.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK — 99.8%
Australia — 1.0%
BHP Billiton, Ltd.	139,139	$5,196,883

Austria — 0.5%
Voestalpine AG	40,409	2,652,719

Belgium — 1.9%
Bekaert NV	14,332	2,177,044
KBC Groep NV	57,269	5,806,438
UCB SA(2)(3)	54,830	1,870,030

		9,853,512

Bermuda — 1.4%
Great Eagle Holdings, Ltd.	857,000	2,467,956
Guoco Group, Ltd.	417,000	4,377,363

		6,845,319

Brazil — 1.6%
Petroleo Brasileiro SA ADR	58,228	3,255,527
Unibanco — Uniao de Bancos Brasileiros SA GDR	37,600	4,949,288

		8,204,815

Canada — 3.8%
Celestica, Inc.†	306,600	2,425,372
Fairfax Financial Holdings, Ltd.	18,700	4,790,283
ING Canada, Inc.	141,400	5,577,563
Nexen, Inc.	114,300	3,595,491
Rogers Communications, Inc.	79,800	2,695,720

		19,084,429

Cayman Islands — 0.9%
Herbalife, Ltd.	107,200	4,629,968

China — 1.2%
China Petroleum & Chemical Corp.	4,182,000	4,388,669
Dongfeng Motor Group Co., Ltd.	4,340,000	1,870,970

		6,259,639

Finland — 1.9%
Nokia Oyj	352,504	9,635,215

France — 7.3%
AXA SA	310,097	9,159,052
BNP Paribas SA	66,768	6,629,553
Renault SA	29,798	2,478,282
Total SA	140,767	10,792,513
Vivendi	191,592	8,008,032

		37,067,432

Germany — 9.3%
Allianz SE	38,625	6,550,616
BASF AG	116,687	7,398,807
Bayerische Motoren Werke AG	69,758	3,131,553
Commerzbank AG	203,295	6,576,027
Daimler AG	88,075	5,110,430
E.ON AG	45,911	8,760,280
Praktiker Bau- und Heimwerkermaerkte AG	132,962	2,136,845
Salzgitter AG	20,856	3,417,699
Wincor Nixdorf AG	50,729	3,798,753

		46,881,010

Greece — 1.3%
Alpha Bank A.E.	90,705	2,674,249
National Bank of Greece SA	84,764	4,038,685

		6,712,934

Ireland — 0.8%
Allied Irish Banks PLC	320,612	3,932,202

Italy — 3.2%
Enel SpA	827,809	7,671,004
UniCredito SpA	1,407,315	8,386,268

		16,057,272

Japan — 22.8%
Astellas Pharma, Inc.	225,900	9,768,493
Central Japan Railway Co.	657	6,675,407
Daito Trust Construction Co., Ltd.	86,500	3,946,358
FamilyMart Co., Ltd.	68,400	2,987,289
Glory, Ltd.	335,900	7,309,902
Inpex Holdings, Inc.	196	1,969,630
KDDI Corp.	643	3,684,969
Marubeni Corp.	715,000	5,207,125
Matsushita Electric Industrial Co., Ltd.	390,000	8,262,118
Mitsubishi Corp.	247,200	7,168,287
Mitsubishi Electric Corp.	697,000	6,760,833
Nippon Telegraph and Telephone Corp.	1,899	9,626,388
NSK, Ltd.	394,000	3,252,284
Ono Pharmaceutical Co., Ltd.	126,000	6,934,077
Onward Holdings Co., Ltd.	330,000	3,598,928
ORIX Corp.	28,170	4,263,643
Seiko Epson Corp.	115,800	3,132,326
Suzuken Co., Ltd.	147,700	5,078,735
Tokyo Gas Co., Ltd.	1,692,000	6,798,541
Toyo Suisan Kaisha, Ltd.	334,000	8,398,655

		114,823,988

Luxembourg — 1.2%
ArcelorMittal	65,976	5,840,213

Netherlands — 2.8%
Akzo Nobel NV	77,372	4,417,711
ING Groep NV	191,691	6,266,409
Koninklijke Ahold NV	295,639	3,366,053

		14,050,173

Norway — 3.5%
DnB NOR ASA	533,200	6,810,142
Orkla ASA	362,700	4,597,646
StatoilHydro ASA	194,877	6,331,402

		17,739,190

Russia — 0.4%
LUKOIL	27,462	2,284,476

Singapore — 3.4%
ComfortDelGro Corp., Ltd.	3,883,000	4,441,120
DBS Group Holdings, Ltd.	394,000	5,502,946
Singapore Airlines, Ltd.	641,200	7,057,836

		17,001,902

South Korea — 1.4%
Daegu Bank	270,060	3,344,828
Shinhan Financial Group Co., Ltd.	75,600	3,533,565

		6,878,393

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)

Spain — 2.7%
BANCO SANTANDER SA	696,126	$13,432,730

Switzerland — 6.9%
ACE, Ltd.	49,100	2,489,370
Credit Suisse Group	105,810	5,311,852
Nestle SA	119,279	5,227,477
Roche Holding AG	27,954	5,162,223
Xstrata PLC	108,023	7,743,807
Zurich Financial Services AG	34,261	9,001,500

		34,936,229

Taiwan — 1.5%
Acer, Inc.	1,119,645	2,283,439
Compal Electronics, Inc.†	2,799,095	2,690,558
Greatek Electronics, Inc.	2,139,760	2,440,743

		7,414,740

United Kingdom — 16.2%
3i Group PLC	252,395	4,481,537
Anglo American PLC	131,797	7,555,739
BAE Systems PLC	469,467	4,175,062
Barclays PLC	800,815	5,377,991
Barratt Developments PLC	287,061	534,140
BP PLC	1,524,529	15,658,370
Britvic PLC	583,620	2,559,201
GKN PLC	679,336	2,852,060
HSBC Holdings PLC	596,342	9,866,576
Lloyds TSB Group PLC	685,187	3,999,987
Reckitt Benckiser Group PLC	121,946	6,665,289
Royal Bank of Scotland Group PLC	578,289	2,419,888
Royal Dutch Shell PLC, Class B	185,135	6,521,426
Vodafone Group PLC	3,100,197	8,323,964
William Morrison Supermarkets PLC	100,738	513,569

		81,504,799

United States — 0.9%
Philip Morris International, Inc.	86,900	4,488,385

Total Long-Term Investment Securities (cost $541,367,342)		503,408,567

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Tulip Funding Corp. 2.57% due 08/20/08	$4,142,000	4,136,382
Victory Receivables 2.55% due 08/19/08	5,000,000	4,993,625

Total Short-Term Investment Securities (cost $9,130,007)		9,130,007

REPURCHASE AGREEMENT — 1.7%
Agreement with Goldman Sachs, bearing interest at 2.09%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $8,426,489 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.55% due 12/26/08 and having an approximate value of $8,596,789 (cost $8,426,000)	8,426,000	8,426,000
TOTAL INVESTMENTS (cost $558,923,349)(4)	103.3%	520,964,574
Liabilities in excess of other assets	(3.3)	(16,603,284)

NET ASSETS	100.0%	$504,361,290

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at July 31, 2008. At July 31, 2008, the aggregate value of these securities was $464,511,600 representing 92.1% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Illiquid Security
(3)	To the extent permitted by the Statement of Additional Information, the International Growth and Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2008, the International Growth and Income Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

UCB SA	12/20/07	32,689	$1,435,526
	12/21/07	18,582	839,774
	7/31/06	3,559	127,586

		54,830	$2,402,886	$1,870,030	$34.11	0.37%

(4)	See Note 4 for cost of investments on a tax basis.

ADR  — American Depository Receipt

GDR  — Global Depository Receipt

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	1,524,100	USD	1,438,580	10/15/2008	$17,758
*CAD	2,988,500	USD	2,967,829	10/15/2008	51,872
*CHF	4,657,100	USD	4,493,574	9/17/2008	45,449
*JPY	3,142,793,500	USD	29,645,944	8/20/2008	482,145
*USD	9,415,650	GBP	4,822,000	9/17/2008	107,512

					$704,736

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*EUR	19,536,500	USD	30,285,925	9/17/2008	$(109,657)
*GBP	3,083,200	USD	6,026,630	9/17/2008	(62,506)
NOK	72,527,900	USD	14,059,013	9/17/2008	(30,873)
*USD	14,884,135	JPY	1,562,603,300	8/20/2008	(383,835)
USD	1,801,500	NOK	9,250,700	9/17/2008	(4,380)
*USD	25,772,182	EUR	16,558,400	9/17/2008	(10,034)
USD	10,666,678	SEK	64,683,900	9/17/2008	(12,314)
*USD	10,225,291	CHF	10,640,400	9/17/2008	(62,350)
*USD	23,784,476	CAD	24,271,000	10/15/2008	(102,631)
*USD	25,002,633	AUD	26,552,800	10/15/2008	(249,152)

					(1,027,732)

Net Unrealized Appreciation (Depreciation)					$(322,996)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canadian Dollar
CHF  — Swiss Franc
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
SEK  — Swedish Krona
USD  — United States Dollar

See Notes to Financial Statements

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Banks-Commercial	8.3%
Oil Companies-Integrated	7.9
Medical-Drugs	5.0
Electric-Integrated	3.5
Computers	2.9
Oil Companies-Exploration & Production	2.8
Telephone-Integrated	2.6
Insurance-Multi-line	2.4
Finance-Investment Banker/Broker	2.4
Banks-Super Regional	2.3
Food-Misc.	2.1
Auto-Cars/Light Trucks	1.8
Steel-Producers	1.7
Medical Products	1.6
Agricultural Chemicals	1.5
Metal-Diversified	1.5
Diversified Minerals	1.5
Cellular Telecom	1.4
Wireless Equipment	1.4
Multimedia	1.4
Engineering/R&D Services	1.3
Insurance-Property/Casualty	1.2
Diversified Manufacturing Operations	1.2
Food-Retail	1.2
Aerospace/Defense	1.2
Applications Software	1.0
Electric Products-Misc.	1.0
Cosmetics & Toiletries	1.0
Enterprise Software/Service	0.9
Machinery-General Industrial	0.9
Building & Construction-Misc.	0.9
Oil & Gas Drilling	0.9
Insurance-Reinsurance	0.9
Electronic Components-Semiconductors	0.8
Transport-Rail	0.8
Photo Equipment & Supplies	0.8
Instruments-Scientific	0.7
Import/Export	0.7
Real Estate Operations & Development	0.7
Tobacco	0.7
Networking Products	0.7
Medical-Biomedical/Gene	0.7
Chemicals-Diversified	0.7
Oil-Field Services	0.7
Brewery	0.6
Banks-Fiduciary	0.6
Pipelines	0.6
Savings & Loans/Thrifts	0.6
Diversified Operations	0.6
Machinery-Construction & Mining	0.6
Retail-Discount	0.6
Time Deposits	0.6
Retail-Apparel/Shoe	0.5
Electric-Generation	0.5
Retail-Major Department Stores	0.5
Electronic Components-Misc.	0.5
Computer Services	0.5
Beverages-Non-alcoholic	0.4
Toys	0.4
Engines-Internal Combustion	0.4
Finance-Other Services	0.4
Gas-Distribution	0.4
Medical-Generic Drugs	0.4
Retail-Drug Store	0.4
Insurance-Life/Health	0.4
Office Automation & Equipment	0.4
Medical Instruments	0.4
Retail-Restaurants	0.4
Semiconductor Components-Integrated Circuits	0.4
Athletic Footwear	0.4
Industrial Gases	0.4
Consulting Services	0.4
Electronics-Military	0.4
Web Portals/ISP	0.3
Pharmacy Services	0.3
Cable TV	0.3
Building Products-Cement	0.3
E-Commerce/Services	0.3
Retail-Regional Department Stores	0.3
Power Converter/Supply Equipment	0.3
Commercial Services-Finance	0.3
Retail-Computer Equipment	0.3
Retail-Jewelry	0.3
Non-Hazardous Waste Disposal	0.3
Hotels/Motels	0.3
Leisure Products	0.3
Oil Field Machinery & Equipment	0.3
Audio/Video Products	0.3
Metal Processors & Fabrication	0.3
Apparel Manufacturers	0.3
Transport-Marine	0.3
Telecom Services	0.3
Computers-Memory Devices	0.3
Building Products-Air & Heating	0.3
Computers-Periphery Equipment	0.3
Telecom Equipment-Fiber Optics	0.2
Petrochemicals	0.2
Agricultural Operations	0.2
Consumer Products-Misc.	0.2
Chemicals-Specialty	0.2
Aerospace/Defense-Equipment	0.2
Optical Supplies	0.2
Tools-Hand Held	0.2
Metal-Copper	0.2
Beverages-Wine/Spirits	0.2
Coal	0.2
Platinum	0.1

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited) — (continued)

Country Allocation*

United States	47.3%
United Kingdom	10.7
Japan	8.0
Switzerland	5.4
France	5.5
Germany	4.1
Canada	2.6
Bermuda	2.4
Spain	2.0
Hong Kong	1.7
Finland	1.4
Italy	1.4
Norway	1.1
Denmark	1.0
Australia	0.9
Netherlands	0.8
Greece	0.5
Luxembourg	0.4
Israel	0.4
India	0.4
Taiwan	0.4
China	0.3
Egypt	0.3
Austria	0.3
Cayman Islands	0.3
South Korea	0.2
Indonesia	0.2
Brazil	0.2

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.7%
Australia — 0.9%
BHP Billiton, Ltd.(1)	41,774	$1,560,271

Austria — 0.3%
OMV AG†(1)	7,382	508,688

Bermuda — 2.4%
Accenture Ltd., Class A	15,423	644,064
Aquarius Platinum, Ltd.(1)	11,234	110,731
Arch Capital Group, Ltd.†	11,520	803,289
Bunge, Ltd.	4,090	404,583
Covidien, Ltd.	15,016	739,388
PartnerRe, Ltd.	7,740	544,277
Tyco Electronics, Ltd.	15,050	498,757
Weatherford International, Ltd.†	15,186	572,968

		4,318,057

Brazil — 0.2%
Petroleo Brasileiro SA ADR	5,576	311,754

Canada — 2.6%
Agrium, Inc.	3,969	348,777
Bank of Nova Scotia	7,968	388,926
CGI Group, Inc. Class A	46,177	491,557
EnCana Corp.	8,189	591,012
Husky Energy, Inc.	14,481	641,212
Nortel Networks Corp.†	1,394	10,650
Potash Corp. of Saskatchewan	2,191	450,140
Research In Motion, Ltd.	4,799	589,413
Talisman Energy, Inc.	29,243	522,916
Toronto-Dominion Bank	11,470	697,755

		4,732,358

Cayman Islands — 0.3%
Transocean, Inc.†	3,728	507,120

China — 0.3%
Industrial & Commercial Bank of China(1)	813,000	611,650

Denmark — 1.0%
Carlsberg A/S(1)	6,097	494,656
Novo-Nordisk A/S(1)	11,664	742,044
Vestas Wind Systems A/S†(1)	4,140	544,268

		1,780,968

Egypt — 0.3%
Orascom Construction Industries GDR	1,280	185,600
Orascom Construction Industries(1)	2,275	330,045

		515,645

Finland — 1.4%
Fortum Oyj(1)	14,490	640,310
Nokia Oyj(1)	50,283	1,374,417
Wartsila Oyj, Class B(1)	7,975	486,124

		2,500,851

France — 5.5%
Accor SA(1)	7,695	512,787
Alstom(1)	6,034	679,838
AXA SA(1)	26,221	774,466
BNP Paribas SA(1)	8,117	805,956
Bouygues SA(1)	10,045	646,575
France Telecom SA(1)	14,869	472,109
Gaz de France SA(1)	11,380	711,171
Lafarge SA(1)	4,200	570,673
Pernod Ricard SA(1)	3,953	343,800
Sanofi-Aventis(1)	10,405	730,218
Societe Generale(1)	7,769	723,330
Suez Environnement SA†	11,703	84,155
Suez SA (Paris)(1)	11,703	698,762
Total SA(1)	17,222	1,320,399
Vivendi Universal SA(1)	17,670	738,559

		9,812,798

Germany — 4.1%
Allianz SE(1)	4,259	722,306
BASF AG(1)	7,093	449,748
Bayer AG(1)	8,938	772,503
Deutsche Telekom AG(1)	21,835	379,574
E.ON AG(1)	5,098	972,750
Linde AG(1)	4,887	674,843
MAN AG(1)	5,132	517,522
Muenchener Rueckversicherungs-Gesellschaft AG(1)	3,273	545,133
Salzgitter AG(1)	3,861	632,707
SAP AG(1)	6,658	385,372
Siemens AG(1)	6,095	747,703
ThyssenKrupp AG(1)	9,080	508,026

		7,308,187

Greece — 0.5%
Piraeus Bank SA(1)	29,164	872,402

Hong Kong — 1.7%
Cheung Kong Holdings, Ltd.(1)	49,000	688,960
China Mobile, Ltd.(1)	55,000	735,693
Hang Lung Properties, Ltd.(1)	185,000	580,384
Swire Pacific, Ltd., Class A(1)	60,000	638,568
Wharf Holdings, Ltd.(1)	111,000	491,488

		3,135,093

India — 0.4%
Reliance Industries, Ltd. GDR†*	3,984	412,344
Axis Bank, Ltd.(1)	17,140	258,657

		671,001

Indonesia — 0.2%
PT Bumi Resources Tbk(1)	448,000	330,971

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	15,750	706,230

Italy — 1.4%
Eni SpA(1)	19,110	646,438
Fiat SpA(1)	26,093	446,196
Intesa Sanpaolo SpA(1)	120,850	680,996
UniCredito Italiano SpA(1)	109,254	651,051

		2,424,681

Japan — 8.0%
Astellas Pharma, Inc.(1)	17,500	756,745
Canon, Inc.(1)	15,000	685,441
Daihatsu Motor Co., Ltd.(1)	57,000	675,908
Daikin Industries, Ltd.(1)	10,600	449,394
Honda Motor Co., Ltd.(1)	25,300	808,893
Hosiden Corp.(1)	19,900	323,472

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

ITOCHU Corp.(1)	38,000	$372,718
Kajima Corp.†(1)	137,000	444,276
Komatsu, Ltd.(1)	20,700	510,258
Konica Minolta Holdings, Inc.(1)	34,500	564,954
Makita Corp.†(1)	10,400	356,385
Matsushita Electric Industrial Co., Ltd.(1)	22,000	466,068
Mazda Motor Corp.(1)	63,000	363,060
Mitsubishi Corp.(1)	20,200	585,758
Mitsubishi Electric Corp.†(1)	67,000	649,894
Mitsui O.S.K. Lines, Ltd.†(1)	36,000	463,900
Mizuho Financial Group, Inc.(1)	126	603,366
Nikon Corp.(1)	27,000	790,222
Nintendo Co., Ltd.(1)	1,600	771,552
Nippon Telegraph and Telephone Corp.(1)	127	643,787
Sankyo Co., Ltd.(1)	8,400	506,821
Sumitomo Corp.(1)	27,700	372,538
Sumitomo Mitsui Financial Group, Inc.(1)	100	770,450
Toyota Motor Corp.(1)	22,000	945,333
Yamaguchi Financial Group, Inc.(1)	37,000	493,781

		14,374,974

Luxembourg — 0.4%
ArcelorMittal(1)	8,821	781,125

Netherlands — 0.8%
ING Groep NV(1)	11,990	391,955
Koninklijke KPN NV(1)	33,456	582,886
Koninklijke Philips Electronics NV(1)	11,750	389,915

		1,364,756

Norway — 1.1%
DnB NOR ASA(1)	45,630	582,796
Norsk Hydro ASA(1)	36,909	464,292
Telenor ASA(1)	30,177	456,006
Yara International ASA(1)	6,416	456,552

		1,959,646

South Korea — 0.2%
LG Electronics, Inc.(1)	4,025	409,403

Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA(1)	36,688	671,159
Banco Santander SA(1)	62,177	1,199,793
Iberdrola SA(1)	26,387	358,308
Telefonica SA(1)	33,117	862,746
Union Fenosa SA(1)	21,665	580,453

		3,672,459

Switzerland — 5.4%
ABB, Ltd.(1)	29,547	778,590
ACE, Ltd.	12,789	648,403
Alcon, Inc.	2,105	362,965
Compagnie Financiere Richemont SA(1)	8,679	520,800
Credit Suisse Group(1)	18,590	933,252
Lonza Group AG(1)	2,597	377,362
Nestle SA(1)	40,773	1,786,902
Novartis AG(1)	22,847	1,354,258
Roche Holding AG(1)	5,809	1,072,739
Swiss Reinsurance(1)	7,490	465,148
Syngenta AG(1)	1,920	559,650
Zurich Financial Services AG(1)	2,862	751,942

		9,612,011

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,474	660,003

United Kingdom — 10.7%
Anglo American PLC(1)	11,214	642,883
AstraZeneca PLC(1)	17,277	837,434
Barclays PLC(1)	113,107	759,587
BG Group PLC(1)	30,189	682,091
BP PLC(1)	77,362	794,582
British Energy Group PLC(1)	32,800	474,429
Drax Group PLC(1)	32,621	468,692
Eurasian Natural Resources Corp.†(1)	17,474	362,721
GlaxoSmithKline PLC(1)	45,601	1,061,630
HSBC Holdings PLC(1)	123,580	2,044,651
ICAP PLC(1)	57,193	563,657
Kazakhmys PLC(1)	11,794	346,931
Man Group PLC, Class B(1)	59,855	723,041
Rio Tinto PLC†(1)	9,632	1,010,115
Royal Bank of Scotland Group PLC(1)	135,944	568,867
Royal Dutch Shell PLC, Class B(1)	65,154	2,295,066
Standard Chartered PLC(1)	26,668	810,684
Tesco PLC(1)	82,351	585,124
Unilever PLC(1)	23,009	630,132
Vedanta Resources PLC(1)	17,843	708,931
Vodafone Group PLC(1)	660,802	1,774,240
William Morrison Supermarkets PLC(1)	117,032	596,637
Xstrata PLC(1)	6,432	461,089

		19,203,214

United States — 46.8%
Abbott Laboratories	11,698	659,065
Abercrombie & Fitch Co., Class A	6,790	374,944
Allied Waste Industries, Inc.†	42,640	515,944
American Electric Power Co., Inc.	15,179	599,571
Amgen, Inc.†	9,576	599,745
Anadarko Petroleum Corp.	8,694	503,470
Apache Corp.	4,775	535,612
Apple, Inc.†	6,550	1,041,122
Assurant, Inc.	8,647	519,858
AT&T, Inc.	56,114	1,728,872
Bank of America Corp.	48,009	1,579,496
Baxter International, Inc.	10,750	737,558
Bucyrus International, Inc.	8,424	589,764
CA, Inc.	20,901	498,698
Chesapeake Energy Corp.	7,127	357,419
Chevron Corp.	15,248	1,289,371
Chubb Corp.	16,226	779,497
Cimarex Energy Co.	9,891	515,420
Cisco Systems, Inc.†	56,871	1,250,593
Citigroup, Inc.	35,714	667,495
Comcast Corp., Class A	29,930	617,157
Comerica, Inc.	9,220	264,798
Computer Sciences Corp.†	7,825	370,670
ConocoPhillips	8,636	704,870
Corning, Inc.	22,182	443,862

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

Cummins, Inc.	11,339	$752,229
CVS Caremark Corp.	19,338	705,837
Dell, Inc.†	25,103	616,781
Devon Energy Corp.	7,094	673,150
Dominion Resources, Inc.	11,579	511,560
Duke Energy Corp.	41,335	726,669
El Paso Corp.	33,420	599,221
Emerson Electric Co.	9,110	443,657
ENSCO International, Inc.	6,922	478,587
EOG Resources, Inc.	3,826	384,628
Exxon Mobil Corp.	39,420	3,170,551
Fluor Corp.	5,966	485,334
Fossil, Inc.†	14,400	385,632
Freeport-McMoRan Copper & Gold, Inc.	6,901	667,672
GameStop Corp., Class A†	12,934	523,956
Gardner Denver, Inc.†	10,215	465,804
General Dynamics Corp.	8,770	781,758
General Mills, Inc.	10,468	674,035
Gilead Sciences, Inc.†	11,680	630,486
Goodrich Corp.	7,570	371,990
Google, Inc., Class A†	1,317	623,929
Halliburton Co.	13,333	597,585
Helmerich & Payne, Inc.	10,080	596,030
Hess Corp.	5,587	566,522
Hewlett-Packard Co.	25,382	1,137,114
Hudson City Bancorp, Inc.	22,416	409,316
Intel Corp.	47,113	1,045,437
Interactive Brokers Group, Inc., Class A†	19,221	539,341
International Business Machines Corp.	13,436	1,719,539
J.C. Penney Co., Inc.	14,137	435,844
Jacobs Engineering Group, Inc.†	4,618	357,156
Johnson & Johnson	21,014	1,438,829
Kohl’s Corp.†	13,070	547,764
Kraft Foods, Inc., Class A	19,530	621,445
L-3 Communications Holdings, Inc.	6,409	632,504
Lexmark International, Inc., Class A†	12,804	449,164
Lockheed Martin Corp.	7,121	742,934
M&T Bank Corp.	5,536	389,624
Marathon Oil Corp.	11,158	551,986
Mastercard, Inc., Class A	2,203	537,862
McDonald’s Corp.	11,161	667,316
Medco Health Solutions, Inc.†	12,568	623,121
Medtronic, Inc.	12,883	680,609
Merck & Co., Inc.	18,053	593,944
MetLife, Inc.	10,150	515,316
Microsoft Corp.	72,303	1,859,633
Molson Coors Brewing Co., Class B	12,352	666,637
Monsanto Co.	4,126	491,448
Murphy Oil Corp.	7,933	632,498
National-Oilwell Varco, Inc.†	6,307	495,919
New York Community Bancorp, Inc.	20,276	336,987
News Corp., Class B	40,294	588,695
NIKE, Inc., Class B	11,244	659,798
Noble Energy, Inc.	6,369	470,478
Norfolk Southern Corp.	9,433	678,421
Nucor Corp.	10,279	588,164
Occidental Petroleum Corp.	5,913	466,122
Oracle Corp.†	37,123	799,258
Parker Hannifin Corp.	5,339	329,310
PerkinElmer, Inc.	21,311	620,150
Philip Morris International, Inc.	16,748	865,034
PNC Financial Services Group, Inc.	13,535	964,910
PPL Corp.	11,070	519,847
Praxair, Inc.	7,015	657,516
Priceline.com, Inc.†	4,942	568,083
Procter & Gamble Co.	26,730	1,750,280
Prudential Financial, Inc.	10,078	695,080
QUALCOMM, Inc.	20,460	1,132,256
Raytheon Co.	9,953	566,624
Regions Financial Corp.	28,150	266,862
Reynolds American, Inc.	6,920	386,344
Safeway, Inc.	20,271	541,641
Schering-Plough Corp.	39,211	826,568
Southern Co.	19,863	702,952
Sovereign Bancorp, Inc.	41,750	397,460
Spectra Energy Corp.	20,074	545,411
SPX Corp.	4,826	611,840
State Street Corp.	11,367	814,332
Steel Dynamics, Inc.	19,470	616,810
SUPERVALU, Inc.	17,512	448,657
TD Ameritrade Holding Corp.†	25,845	514,574
The Bank of New York Mellon Corp.	9,378	332,919
The Coca-Cola Co.	15,400	793,100
The Gap, Inc.	35,693	575,371
The Goldman Sachs Group, Inc.	5,500	1,012,220
The Mosaic Co.	3,586	456,175
The Travelers Cos., Inc.	14,320	631,798
The Walt Disney Co.	23,753	720,904
Thermo Fisher Scientific, Inc.†	11,846	716,920
Time Warner, Inc.	26,597	380,869
TJX Cos., Inc.	13,738	463,108
Union Pacific Corp.	9,151	754,408
US Bancorp	15,691	480,302
VF Corp.	6,481	463,910
Wal-Mart Stores, Inc.	18,109	1,061,550
Wells Fargo & Co.	29,352	888,485
Western Digital Corp.†	15,770	454,018
Wyeth	9,902	401,229
Xilinx, Inc.	17,693	439,317

		83,917,841

Total Long-Term Investment Securities (cost $176,467,253)		178,564,157

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposit — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 08/01/08 (cost $1,020,000)	$1,020,000	1,020,000

TOTAL INVESTMENTS (cost $177,487,253)(2)	100.2%	179,584,157
Liabilities in excess of other assets	(0.2)	(435,796)

NET ASSETS	100.0%	$179,148,361

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $412,344 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Repurchase Agreements	13.4%
Banks-Commercial	11.8
Oil Companies-Integrated	5.9
Medical-Drugs	4.6
Electric-Integrated	3.2
Telephone-Integrated	2.9
Auto-Cars/Light Trucks	2.9
Food-Misc.	2.6
Diversified Minerals	2.6
Insurance-Multi-line	1.8
Chemicals-Diversified	1.7
Steel-Producers	1.6
Real Estate Operations & Development	1.4
Diversified Manufacturing Operations	1.4
Import/Export	1.2
Finance-Investment Banker/Broker	1.2
Metal-Diversified	1.1
Cellular Telecom	1.1
Wireless Equipment	1.0
Diversified Operations	1.0
Machinery-General Industrial	1.0
Tobacco	0.9
Electronic Components-Misc.	0.9
Engineering/R&D Services	0.9
Enterprise Software/Service	0.8
Brewery	0.8
Food-Retail	0.8
Electric Products-Misc.	0.8
Transport-Rail	0.8
Audio/Video Products	0.7
Insurance-Property/Casualty	0.7
Building & Construction-Misc.	0.7
Retail-Jewelry	0.7
Medical Products	0.6
Office Automation & Equipment	0.6
Telecom Services	0.6
Agricultural Chemicals	0.6
Finance-Other Services	0.5
Multimedia	0.5
Insurance-Life/Health	0.5
Soap & Cleaning Preparation	0.5
Oil-Field Services	0.4
Transport-Services	0.4
Building Products-Cement	0.4
Machinery-Construction & Mining	0.4
Insurance-Reinsurance	0.4
Cosmetics & Toiletries	0.4
Gas-Distribution	0.4
Aerospace/Defense	0.4
Machinery-Electrical	0.4
Building & Construction Products-Misc.	0.4
Beverages-Wine/Spirits	0.4
Real Estate Management/Services	0.4
Oil Companies-Exploration & Production	0.4
Industrial Gases	0.4
Retail-Apparel/Shoe	0.4
Building-Heavy Construction	0.4
Oil Refining & Marketing	0.3
Electric-Distribution	0.3
Toys	0.3
Photo Equipment & Supplies	0.3
Water	0.3
Rubber-Tires	0.3
Building-Residential/Commercial	0.3
Power Converter/Supply Equipment	0.3
Retail-Misc./Diversified	0.3
Distribution/Wholesale	0.3
Paper & Related Products	0.3
Real Estate Investment Trusts	0.2
Electronic Components-Semiconductors	0.2
Hotels/Motels	0.2
Auto/Truck Parts & Equipment-Original	0.2
Athletic Footwear	0.2
Food-Catering	0.2
Metal Processors & Fabrication	0.2
Semiconductor Equipment	0.2
Retail-Major Department Stores	0.2
Transport-Marine	0.2
Television	0.2
Food-Meat Products	0.2
Airlines	0.2
Oil & Gas Drilling	0.2
Telecommunication Equipment	0.2
Apparel Manufacturers	0.2
Computers-Integrated Systems	0.2
Building Products-Doors & Windows	0.2
Computer Services	0.1
Electronic Measurement Instruments	0.1
Building Products-Air & Heating	0.1
Textile-Products	0.1
Public Thoroughfares	0.1
Chemicals-Specialty	0.1
Publishing-Books	0.1
Steel Pipe & Tube	0.1
Wire & Cable Products	0.1
Dialysis Centers	0.1
Machine Tools & Related Products	0.1
Gambling (Non-Hotel)	0.1
Transport-Truck	0.1
Printing-Commercial	0.1
Food-Dairy Products	0.1
Machinery-Farming	0.1
Aerospace/Defense-Equipment	0.1
Publishing-Newspapers	0.1
Retail-Automobile	0.1
Retail-Consumer Electronics	0.1
Diversified Operations/Commercial Services	0.1
Mining	0.1
Medical Instruments	0.1
Non-Ferrous Metals	0.1
Retail-Hypermarkets	0.1
Optical Supplies	0.1
Publishing-Periodicals	0.1
Applications Software	0.1
Computers-Memory Devices	0.1
Travel Services	0.1
Rental Auto/Equipment	0.1
Electronic Security Devices	0.1
Networking Products	0.1
Web Portals/ISP	0.1
Containers-Metal/Glass	0.1
Non-Hazardous Waste Disposal	0.1
Metal-Iron	0.1
Containers-Paper/Plastic	0.1

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited) — (continued)

Cruise Lines	0.1%
Retail-Convenience Store	0.1
Medical-Biomedical/Gene	0.1

96.7%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	20.6%
United Kingdom	15.3
United States	13.6
France	8.5
Germany	8.5
Switzerland	6.6
Australia	3.6
Spain	3.1
Netherlands	2.2
Hong Kong	2.2
Sweden	1.6
Singapore	1.4
Norway	1.4
Finland	1.2
Brazil	1.1
Bermuda	0.7
Luxembourg	0.6
Poland	0.6
Turkey	0.5
Denmark	0.5
Greece	0.5
Belgium	0.5
Italy	0.3
India	0.2
Indonesia	0.2
Cayman Islands	0.2
Russia	0.2
China	0.2
Mexico	0.2
Portugal	0.1
Egypt	0.1
Malaysia	0.1
Cyprus	0.1

96.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK — 82.2%
Australia — 3.6%
AGL Energy, Ltd.	13,358	$167,711
Alumina, Ltd.	49,009	211,461
Amcor, Ltd.	54,598	268,880
AMP, Ltd.	37,347	227,532
Ansell, Ltd.	4,703	44,897
APA Group	1,730	4,850
Asciano Group	10,639	41,872
Australia and New Zealand Banking Group, Ltd.	41,707	626,422
BBI EPS, Ltd.	415	266
BHP Billiton, Ltd.	129,960	4,854,044
BlueScope Steel, Ltd.	34,399	373,250
Boral, Ltd.	37,092	192,949
Brambles, Ltd.	27,802	213,733
Caltex Australia, Ltd.	16,541	184,346
Coca-Cola Amatil, Ltd.	15,102	108,749
Commonwealth Bank of Australia	33,555	1,236,687
CSL, Ltd.	7,296	236,917
CSR, Ltd.	61,395	120,638
Fairfax Media, Ltd.	29,004	74,347
Foster’s Group, Ltd.	57,331	265,654
Insurance Australia Group, Ltd.	49,495	180,369
Leighton Holdings, Ltd.	6,087	239,863
Lend Lease Corp., Ltd.	11,900	111,942
Macquarie Group, Ltd.	5,994	283,316
Macquarie Infrastructure Group	65,427	156,030
National Australia Bank, Ltd.	44,595	1,015,557
Newcrest Mining, Ltd.	14,036	389,853
OneSteel, Ltd.	22,245	140,026
Orica, Ltd.	17,698	394,603
Origin Energy, Ltd.	22,791	339,029
PaperlinX, Ltd.	26,565	48,138
QBE Insurance Group, Ltd.	19,500	414,311
Rio Tinto, Ltd.	11,891	1,373,003
Santos, Ltd.	15,991	269,787
Sonic Healthcare, Ltd.	3,304	42,846
Stockland	775	3,322
Suncorp-Metway, Ltd.	15,390	191,188
TABCORP Holdings, Ltd.	11,393	92,085
Telstra Corp., Ltd.	60,621	254,883
Toll Holdings, Ltd.	10,921	66,175
Transurban Group	21,597	103,914
Virgin Blue Holdings, Ltd.	10,921	7,911
Wesfarmers, Ltd.	11,073	355,179
Wesfarmers, Ltd.†	4,288	137,647
Westpac Banking Corp.	47,453	946,143
Woodside Petroleum, Ltd.	14,695	735,333
Woolworths, Ltd.	29,424	691,080

		18,438,738

Belgium — 0.5%
AGFA Gevaert NV†	2,068	15,378
Bekaert NV	183	27,798
Belgacom SA	3,728	146,426
Dexia SA	23,961	326,780
Fortis	52,602	743,294
InBev NV	5,260	354,116
KBC Groep NV	3,092	313,494
Solvay SA	1,778	212,264
UCB SA	2,915	99,419
Umicore	3,880	174,013

		2,412,982

Bermuda — 0.7%
Cheung Kong Infrastructure Holdings, Ltd.	30,000	132,490
China Water Affairs Group, Ltd.†	1,106,493	282,749
Chow Sang Sang Holdings	30,000	28,994
Cosco Pacific, Ltd.	178,000	311,463
Esprit Holdings, Ltd.	49,519	529,269
Frontline, Ltd.	1,650	103,332
Kerry Properties, Ltd.	19,779	104,353
Li & Fung, Ltd.	177,831	603,939
NWS Holdings, Ltd.	97,868	209,889
Rexcapital Financial Holdings, Ltd.†	470,861	39,019
SeaDrill, Ltd.	25,900	778,246
Shangri-La Asia, Ltd.	52,265	112,127
Ship Finance International, Ltd. (New York)	148	4,401
Ship Finance International, Ltd. (Oslo)	874	22,688
Yue Yuen Industrial Holdings, Ltd.	31,000	80,140

		3,343,099

Brazil — 0.4%
All America Latina Logistica	22,600	301,276
Banco Do Brasil SA	18,100	290,053
Brasil Telecom Partisipacoes SA	4,494	69,147
Companhia De Bebidas Das Americas	1,111	58,873
Companhia Siderurgica Nacional SA	1,783	69,781
Cyrela Brazil Realty SA	22,700	330,435
Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,540	31,826
Empresa Brasileira de Aeronautica SA	12,068	92,072
Lojas Renner SA	15,400	308,629
Perdigao SA	11,000	299,879
Souza Cruz SA	638	17,984
Unibanco — Uniao de Bancos Brasileiros SA GDR	350	46,070

		1,916,025

Cayman Islands — 0.2%
Agile Property Holdings, Ltd.	153,790	142,964
Chaoda Modern Agriculture	89,100	103,049
China Infrastructure Machinery Holdings, Ltd.	120,000	97,149
China Resources Land., Ltd.	77,000	101,291
Hopewell Highway Infrastructure, Ltd.	184,000	141,260
Hutchison Telecommunications International, Ltd.†	72,000	94,401
Kingboard Chemical Holdings, Ltd.	27,500	131,895
Li Ning Co., Ltd.	50,000	121,726
New World China Land, Ltd.	143,400	66,134
Prime Success International Group, Ltd.	170,000	86,508

		1,086,377

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)

China — 0.2%
Anhui Expressway Co.	197,887	$136,191
China Communications Construction Co., Ltd.	277,000	515,676
Harbin Power Equipment, Ltd.	70,000	109,141
Zhejiang Expressway Co., Ltd.	176,000	121,734

		882,742

Cyprus — 0.1%
Prosafe Production Public, Ltd.†	20,920	87,786
ProSafe SE†	20,920	182,080

		269,866

Denmark — 0.5%
Danske Bank A/S	21,801	615,804
DSV A/S	8,000	170,283
GN Store Nord A/S†	31,434	157,976
Novo-Nordisk A/S	14,790	940,914
Novozymes A/S	1,428	134,466
Vestas Wind Systems A/S†	5,481	720,564

		2,740,007

Egypt — 0.1%
Orascom Construction Industries	4,554	333,362
Orascom Hotels & Development	9,250	89,317

		422,679

Finland — 1.2%
Cargotec Corp., Class B	1,528	50,464
Fortum Oyj	8,420	372,078
Kesko Oyj, Class B	7,768	214,525
Kone Oyj, Class B	5,788	174,353
Metso Corp.	16,196	581,347
Neste Oil Oyj	3,953	95,493
Nokia Oyj	129,161	3,530,439
Outokumpu Oyj	6,397	149,184
Rautaruukki Oyj	2,491	93,956
Sampo Oyj, Class A	9,423	236,884
Stora Enso Oyj, Class R	20,846	188,057
TietoEnator Oyj	6,719	137,094
UPM-Kymmene Oyj	17,694	279,724
Uponor Oyj	1,067	16,044
Wartsila Oyj, Class B	1,897	115,633

		6,235,275

France — 8.5%
Accor SA	11,489	765,616
Air Liquide	13,601	1,784,434
Alcatel SA†	82,900	494,234
Alstom	19,844	2,235,783
Atos Origin SA	698	40,231
AXA SA	43,963	1,298,495
BNP Paribas SA	43,360	4,305,317
Bouygues SA	13,066	841,030
Cap Gemini SA	4,999	320,765
Carrefour SA	9,044	460,051
Casino Guichard-Perrachon SA	540	53,708
CNP Assurances	2,831	315,319
Compagnie de St. Gobain	13,266	824,634
Compagnie Generale des Etablissements Michelin, Class B	3,224	211,493
Credit Agricole SA	20,535	440,006
Dassault Systemes SA	1,935	125,247
Essilor International SA	7,041	347,999
France Telecom SA	68,900	2,187,659
Groupe Danone	10,997	813,518
Hermes International	2,663	422,734
Imerys SA	1,544	92,291
L’Oreal SA	2,499	262,115
Lafarge SA	8,012	1,088,627
Lagardere SCA	5,800	317,633
LVMH Moet Henessy Louis Vuitton SA	15,035	1,659,146
Neopost SA	2,340	232,107
Peugeot SA	3,671	178,443
PPR	1,878	203,429
Publicis Groupe	2,794	90,965
Renault SA	3,778	314,214
Safran SA	2,428	40,888
Sanofi-Aventis	39,127	2,745,914
Schneider Electric SA	9,210	1,017,149
Societe BIC SA	866	44,063
Societe Generale	17,982	1,674,208
Societe Television Francaise 1	8,649	147,757
Sodexho Alliance SA	5,915	385,370
Suez Environnement SA	21,651	155,690
Suez SA (Paris)	21,651	1,292,737
Technip SA	8,338	705,976
Thales SA	5,296	298,936
Thomson†	7,238	31,635
Total SA	114,805	8,802,023
Valeo SA	2,363	76,090
Vallourec SA	2,069	614,374
Veolia Environnement	19,167	1,023,433
Vinci SA	12,145	686,061
Vivendi Universal SA	26,282	1,098,517
Zodiac SA	420	18,827

		43,586,891

Germany — 8.1%
Adidas AG	10,824	664,689
Allianz SE	13,511	2,291,401
Altana AG	2,315	36,415
Arcandor AG†	2,966	34,335
BASF AG	36,892	2,339,222
Bayer AG	25,508	2,204,634
Beiersdorf AG	6,568	423,544
Celesio AG	4,281	140,064
Commerzbank AG	23,247	751,976
Continental AG	5,321	600,139
DaimlerChrysler AG	33,237	1,928,531
Deutsche Bank AG	16,018	1,487,779
Deutsche Boerse AG	5,995	683,563
Deutsche Lufthansa AG	9,322	213,861
Deutsche Post AG	29,304	688,281
Deutsche Postbank AG	2,058	145,847
Deutsche Telekom AG	126,673	2,202,051
E.ON AG	29,055	5,543,986
Fresenius Medical Care AG	10,427	576,463
Heidelberger Druckmaschinen AG	2,434	44,744
Hochtief AG	2,538	197,963

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)
Germany (continued)

Hypo Real Estate Holding AG	8,241	$231,568
Infineon Technologies AG†	21,062	159,212
Linde AG	4,949	683,404
MAN AG	7,115	717,491
Merck KGaA	2,541	307,189
Metro AG	12,070	681,851
Muenchener Rueckversicherungs-Gesellschaft AG	6,829	1,137,401
Puma AG Rudolf Dassler Sport	490	158,442
RWE AG	18,882	2,264,664
SAP AG	69,533	4,024,643
Siemens AG	36,765	4,510,140
Suedzucker AG	16,799	293,878
ThyssenKrupp AG	11,459	641,131
TUI AG	9,342	214,376
Volkswagen AG	6,417	2,047,117

		41,271,995

Greece — 0.5%
Alpha Bank A.E.	17,973	529,897
EFG Eurobank Ergasias	11,570	286,690
National Bank of Greece SA	20,767	989,469
OPAP SA	6,300	225,947
Piraeus Bank SA	17,625	527,228
Titan Cement Co. SA	2,000	79,086

		2,638,317

Hong Kong — 2.2%
Bank of East Asia, Ltd.	84,815	408,738
BOC Hong Kong Holdings, Ltd.	189,000	476,427
Cathay Pacific Airways, Ltd.	55,000	105,132
Cheung Kong Holdings, Ltd.	79,000	1,110,772
China Overseas Land & Investment, Ltd.	120,000	213,997
China Resources Enterprise	54,000	137,852
China Travel International Investment Hong Kong, Ltd.	406,000	108,705
CLP Holdings, Ltd.	88,707	727,704
Guangdong Investment, Ltd.	952,000	369,729
Hang Lung Properties, Ltd.	176,000	552,150
Hang Seng Bank, Ltd.	36,700	721,457
Henderson Land Development Co., Ltd.	38,000	235,208
Hong Kong & China Gas Co., Ltd.	236,043	521,131
Hong Kong Exchanges & Clearing, Ltd.	54,100	800,703
HongKong Electric Holdings, Ltd.	71,000	410,691
Hopewell Holdings, Ltd.	34,000	121,903
Hutchison Whampoa, Ltd.	107,544	1,009,453
Hysan Development Co., Ltd.	35,877	102,434
Link REIT	89,706	201,073
MTR Corp., Ltd.	75,197	245,132
New World Development Co., Ltd.	125,009	234,051
PCCW, Ltd.	193,172	121,877
Sino Land Co., Ltd.	64,191	128,557
Sun Hung Kai Properties, Ltd.	83,500	1,245,825
Swire Pacific, Ltd., Class A	46,500	494,890
Television Broadcasts, Ltd.	7,000	39,199
Wharf Holdings, Ltd.	62,776	277,961

		11,122,751

India — 0.2%
Bharat Heavy Electricals, Ltd.	15,413	601,779
IVRCL Infrastructures & Projects, Ltd.	39,600	274,651
Unitech, Ltd.	97,089	368,292

		1,244,722

Indonesia — 0.2%
PT Astra International Tbk	136,500	336,958
PT Bank Central Asia Tbk	2,102,000	691,080
PT Indocement Tunggal Prakarsa Tbk†	97,000	64,897

		1,092,935

Italy — 0.3%
Assicurazione Generali SpA	18,590	645,543
UniCredito Italiano SpA	110,102	656,104

		1,301,647

Japan — 20.6%
ACOM Co., Ltd.	1,270	37,056
Advantest Corp.	10,000	204,422
Aeon Co., Ltd.	19,200	232,939
Aeon Credit Service Co., Ltd.	1,800	22,936
Aeon Mall Co., Ltd.†	300	8,933
AIFUL Corp.	1,250	13,048
Aioi Insurance Co., Ltd.	2,000	10,689
Ajinomoto Co., Inc.	30,000	308,009
Alps Electric Co., Ltd.	7,800	79,711
Amada Co., Ltd.	14,000	95,060
Aozora Bank, Ltd.†	1,800	4,345
Asahi Breweries, Ltd.	8,100	151,611
Asahi Glass Co., Ltd.	61,200	677,026
Asahi Kasei Corp.	56,000	286,162
Asatsu-DK, Inc.	1,100	29,901
Astellas Pharma, Inc.	22,601	977,325
Bank of Kyoto, Ltd.	18,000	187,130
Benesse Corp.	2,400	104,487
Bridgestone Corp.	45,800	744,629
Canon, Inc.	46,400	2,120,299
Casio Computer Co., Ltd.	17,100	210,308
Central Japan Railway Co.	82	833,156
Chiyoda Corp.	10,000	103,903
Chubu Electric Power Co., Inc.	22,900	548,732
Chugai Pharmaceutical Co., Ltd.	11,605	184,269
Chuo Mitsui Trust Holdings, Inc.	33,518	206,742
Citizen Watch Co., Ltd.	15,500	109,262
Coca-Cola West Japan Co., Ltd.	600	13,251
COMSYS Holdings Corp.	9,000	79,868
Credit Saison Co., Ltd.	3,400	71,142
CSK Holdings Corp.	3,200	62,846
Dai Nippon Printing Co., Ltd.	21,400	294,331
Daicel Chemical Industries, Ltd.	9,000	52,787
Daiichi Sankyo Co., Ltd.	30,800	918,031
Daikin Industries, Ltd.	15,200	644,414
Dainippon Ink and Chemicals, Inc.	29,000	77,413
Daito Trust Construction Co., Ltd.	7,400	337,608
Daiwa House Industry Co., Ltd.	40,400	379,455
Daiwa Securities Group, Inc.	90,000	777,432

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)
Japan (continued)

Denki Kagaku Kogyo Kabushiki Kaisha	18,000	$53,473
Denso Corp.	32,909	853,561
Dowa Mining Co., Ltd.	25,000	166,831
East Japan Railway Co.	190	1,486,913
Ebara Corp.	17,600	53,547
Eisai Co., Ltd.	10,400	370,975
FamilyMart Co., Ltd.	2,700	117,919
Fanuc, Ltd.	9,300	730,704
Fast Retailing Co., Ltd.	4,500	502,410
Fuji Electric Holdings Co., Ltd.	7,000	19,162
Fuji Soft ABC, Inc.	1,700	27,949
Fuji Television Network, Inc.	18	24,832
FUJIFILM Holdings Corp.	22,100	692,436
Fujikura, Ltd.	10,000	44,933
Fujitsu, Ltd.	84,400	614,093
Fukuoka Financial Group, Inc.	33,000	138,109
Furukawa Electric Co., Ltd.	28,600	136,535
Gunma Bank, Ltd.†	2,000	12,428
H20 Retailing Corp.	4,000	25,864
Hirose Electric Co., Ltd.	1,300	123,136
Hitachi Construction Machinery Co., Ltd.	1,600	41,545
Hitachi, Ltd.	152,800	1,093,735
Hokkaido Electric Power Co., Inc.	1,000	20,980
Hokuhoku Financial Group, Inc.	69,000	176,979
Honda Motor Co., Ltd.	77,404	2,474,766
Hoya Corp.	18,700	381,499
Ibiden Co., Ltd.	5,300	154,192
IHI Corp.	49,000	94,410
Inpex Holdings, Inc.	21	211,032
Isetan Mitsukoshi Holdings, Ltd.†	13,340	152,344
IT Holdings Corp†	1,602	28,434
Ito En, Ltd.	900	13,342
ITOCHU Corp.	82,000	804,285
ITOCHU Techno-Solutions Corp.	1,700	47,370
J Front Retailing Co., Ltd.	15,500	84,068
Jafco Co., Ltd.	200	7,650
Japan Airlines Corp.†	41,000	83,207
Japan Prime Reality Investment Corp.†	3	7,235
Japan Real Estate Investment Corp.	26	267,398
Japan Retail Fund Investment Corp.	24	122,486
Japan Tobacco, Inc.	220	1,029,458
JFE Holdings, Inc.	18,500	893,447
JGC Corp.	13,000	263,978
JS Group Corp.	11,800	170,302
JSR Corp.	6,600	117,154
JTEKT Corp.	1,000	14,967
Kajima Corp.	61,800	200,411
Kamigumi Co., Ltd.	1,000	7,319
Kaneka Corp.	10,000	61,654
Kao Corp.	31,800	824,313
Kawasaki Heavy Industries, Ltd.	50,000	127,251
Kawasaki Kisen Kaisha, Ltd.	3,000	23,461
Keihin Electric Express Railway Co., Ltd.	21,000	134,204
Keio Corp.	9,000	48,329
Keyence Corp.	1,800	388,958
Kikkoman Corp.	6,000	74,147
Kinden Corp.	1,000	10,089
Kintetsu Corp.	83,500	252,176
Kirin Brewery Co., Ltd.	22,800	346,831
Kobe Steel, Ltd.	90,000	252,878
Kokuyo Co., Ltd.	2,000	17,428
Komatsu, Ltd.	53,700	1,323,712
Konami Corp.	4,600	145,167
Konica Minolta Holdings, Inc.	20,500	335,697
Kubota Corp.	73,000	461,192
Kuraray Co., Ltd.	14,500	156,921
Kurita Water Industries, Ltd.	3,100	98,389
Kyocera Corp.	7,300	629,436
Kyowa Hakko Kogyo Co., Ltd.	13,016	145,149
Kyushu Electric Power Co., Inc.	11,200	235,689
Lawson, Inc.	2,400	124,133
Leopalace21 Corp.	5,600	74,838
Mabuchi Motor Co., Ltd.	1,100	56,995
Marubeni Corp.	111,200	809,835
Marui Co., Ltd.	19,100	146,631
Matsui Securities Co., Ltd.	8,000	57,473
Matsushita Electric Industrial Co., Ltd.	102,000	2,160,862
Matsushita Electric Works, Ltd.	16,000	141,482
Meiji Dairies Corp.	9,000	46,093
Meiji Seika Kaisha, Ltd.	10,000	46,940
Meitec Corp.	1,000	24,506
Millea Holdings, Inc.	41,371	1,543,992
Minebea Co., Ltd.	18,000	95,032
Mitsubishi Chemical Holdings Corp.	40,000	238,073
Mitsubishi Corp.	72,100	2,090,750
Mitsubishi Electric Corp.	103,800	1,006,850
Mitsubishi Estate Co., Ltd.	55,000	1,317,808
Mitsubishi Heavy Industries, Ltd.	176,400	768,988
Mitsubishi Logistics Corp.	3,000	35,689
Mitsubishi Materials Corp.	91,000	356,188
Mitsubishi Rayon Co., Ltd.	21,000	64,345
Mitsubishi UFJ Financial Group, Inc.	434,611	3,829,503
Mitsubishi UFJ Lease & Finance Co., Ltd.†	300	13,102
Mitsui & Co., Ltd.	86,600	1,798,480
Mitsui Chemicals, Inc.	23,000	109,995
Mitsui Fudosan Co., Ltd.	39,000	875,650
Mitsui Mining & Smelting Co., Ltd.	50,000	151,700
Mitsui O.S.K. Lines, Ltd.	6,000	77,317
Mitsui Sumitomo Insurance Group Holdings, Inc.†	20,200	665,397
Mizuho Financial Group, Inc.	501	2,399,099
Murata Manufacturing Co., Ltd.	9,200	378,685
NamCo Bandai Holdings, Inc.	3,000	36,289
NEC Corp.	91,800	501,595
NEC Electronics Corp.†	2,000	53,614
NGK Insulators, Ltd.	20,400	294,272
NGK Spark Plug Co., Ltd.	10,000	112,393
Nidec Corp.	4,900	347,341
Nikon Corp.	13,000	380,477
Nintendo Co., Ltd.	3,400	1,639,548
Nippon Building Fund, Inc.	33	390,019
Nippon Electric Glass Co., Ltd.	14,000	205,860
Nippon Express Co., Ltd.	44,400	201,994

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)
Japan (continued)

Nippon Meat Packers, Inc.	13,400	$212,070
Nippon Mining Holdings, Inc.	23,000	138,850
Nippon Oil Corp.	74,200	466,791
Nippon Paper Group, Inc.	33	92,963
Nippon Sheet Glass Co., Ltd.	19,000	77,417
Nippon Steel Corp.	243,000	1,381,338
Nippon Telegraph and Telephone Corp.	138	699,548
Nippon Yusen Kabushiki Kaisha	56,000	475,816
Nipponkoa Insurance Co., Ltd.	2,000	15,989
Nishi-Nippon City Bank, Ltd.	33,000	95,163
Nishimatsu Construction Co., Ltd.	1,000	2,485
Nissan Chemical Industries, Ltd.	8,000	94,906
Nissan Motor Co., Ltd.	115,400	887,356
Nisshin Seifun Group, Inc.	8,000	109,546
Nisshinbo Industries, Inc.	2,000	24,100
Nissin Food Products Co., Ltd.	3,300	108,029
Nitto Denko Corp.	9,900	283,189
Nomura Holdings, Inc.	128,400	1,852,214
Nomura Real Estate Holdings, Inc.†	300	6,043
Nomura Real Estate Office Fund, Inc.†	1	7,493
Nomura Research Institute, Ltd.	5,700	127,445
NSK, Ltd.	33,000	272,399
NTN Corp.	24,000	149,500
NTT Data Corp.	66	271,846
NTT DoCoMo, Inc.	183	294,985
NTT Urban Development Corp.†	6	8,238
Obayashi Corp.	42,000	179,300
Obic Co., Ltd.	390	71,025
OJI Paper Co., Ltd.	48,800	245,661
Oki Electric Industry Co., Ltd.†	22,000	33,379
Okumura Corp.	10,000	37,618
Olympus Corp.	6,000	201,382
Omron Corp.	9,800	170,983
Onward Kashiyama Co., Ltd.	7,000	76,341
ORACLE Corp.	1,800	75,231
Oriental Land Co., Ltd.	3,200	200,187
ORIX Corp.	540	81,731
Osaka Gas Co., Ltd.	111,200	400,848
Pioneer Corp.	7,451	58,042
Promise Co., Ltd.	1,800	45,894
Resona Holdings, Inc.	250	357,758
Ricoh Co., Ltd.	29,000	466,798
Rohm Co., Ltd.	7,300	413,843
Sanken Electric Co., Ltd.	8,000	43,143
Sanyo Electric Co., Ltd.†	78,000	174,005
Sapporo Hokuyo Holdings, Inc.†	2	12,465
Sapporo Holdings, Ltd.	4,000	28,525
SBI E*Trade Securities Co., Ltd.	113	85,155
SBI Holdings, Inc.†	50	11,820
Secom Co., Ltd.	6,600	303,346
Seiko Epson Corp.	5,300	143,362
Sekisui Chemical Co., Ltd.	22,000	139,778
Sekisui House, Ltd.	49,400	459,738
Seven & I Holdings Co., Ltd.	36,600	1,118,713
Sharp Corp.	42,800	594,764
Shimachu Co., Ltd.	2,700	65,787
Shimamura Co., Ltd.	1,000	60,508
Shimano, Inc.	5,100	235,664
Shimizu Corp.	44,000	175,414
Shin-Etsu Chemical Co., Ltd.	19,148	1,172,581
Shinko Securities Co., Ltd.	31,000	100,455
Shinsei Bank, Ltd.	59,000	202,971
Shionogi & Co., Ltd.	11,000	214,872
Shiseido Co., Ltd.	17,600	390,788
Showa Denko K.K.	29,000	73,779
Showa Shell Sekiyu K.K.	9,300	102,548
SMC Corp.	3,100	308,549
Softbank Corp.	45,500	831,495
Sompo Japan Insurance, Inc.	49,000	485,318
Sony Corp.	35,947	1,353,891
Sony Financial Holdings, Inc.	5	18,770
Stanley Electric Co., Ltd.	3,100	63,633
Sumitomo Chemical Co., Ltd.	60,400	395,956
Sumitomo Corp.	53,700	722,212
Sumitomo Electric Industries, Ltd.	32,900	400,114
Sumitomo Heavy Industries, Ltd.	21,000	131,746
Sumitomo Metal Industries, Ltd.	143,000	683,751
Sumitomo Metal Mining Co., Ltd.	47,400	606,340
Sumitomo Mitsui Financial Group, Inc.	316	2,434,623
Sumitomo Realty & Development Co., Ltd.	19,000	387,152
Suruga Bank, Ltd.†	1,000	12,463
T&D Holdings, Inc.	12,650	795,337
Taiheiyo Cement Corp.	29,000	57,521
Taisei Corp.	60,000	145,559
Taisho Pharmaceutical Co., Ltd.	7,412	153,218
Taiyo Yuden Co., Ltd.	4,000	40,090
Takara Holdings, Inc.	2,000	13,040
Takashimaya Co., Ltd.	18,000	152,150
Takeda Pharmaceutical Co., Ltd.	37,401	1,986,738
Takefuji Corp.	2,080	28,578
TDK Corp.	5,600	325,281
Teijin, Ltd.	39,800	119,384
Terumo Corp.	9,400	484,099
The 77 Bank, Ltd.	20,000	119,647
The Bank of Yokohama, Ltd.	72,000	461,610
The Chiba Bank, Ltd.	41,000	273,538
The Hachijuni Bank, Ltd.†	2,000	12,784
The Hiroshima Bank, Ltd.†	3,000	12,288
The Joyo Bank, Ltd.	46,000	215,540
The Kansai Electric Power Co., Inc.	38,600	896,385
The Shizuoka Bank, Ltd.	38,000	406,707
The Sumitomo Trust & Banking Co., Ltd.	75,000	511,969
THK Co., Ltd.	1,700	29,975
Tobu Railway Co., Ltd.	44,200	200,475
Toho Co., Ltd.	3,300	68,398
Tohoku Electric Power Co., Inc.	22,500	498,656
Tokyo Broadcasting System, Inc.	4,200	72,580
Tokyo Electric Power Co., Inc.	56,000	1,541,851
Tokyo Electron, Ltd.	11,100	622,941
Tokyo Gas Co., Ltd.	118,400	475,737
Tokyo Tatemono Co., Ltd.	13,000	63,451
Tokyu Corp.	53,000	290,801
Tokyu Land Corp.	1,000	4,965
TonenGeneral Sekiyu K.K	16,000	135,219

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)
Japan (continued)

Toppan Printing Co., Ltd.	20,200	$209,066
Toray Industries, Inc.	55,100	273,923
Toshiba Corp.	130,000	841,183
Tosoh Corp.	21,000	90,289
Toto, Ltd.	24,200	175,161
Toyo Seikan Kaisha, Ltd.	8,800	158,565
Toyoda Gosei Co., Ltd.	600	16,366
Toyota Industries Corp.	4,350	125,565
Toyota Motor Corp.	125,400	5,388,396
Trend Micro, Inc.	5,000	173,457
Uni-Charm Corp.	1,700	119,968
UNY Co., Ltd.	6,000	62,510
Urban Corp.†	900	1,078
Ushio, Inc.	2,000	30,706
USS Co., Ltd.	1,110	73,964
Wacoal Corp.	3,000	34,173
West Japan Railway Co.	20	94,764
Yahoo! Japan Corp.	786	299,496
Yakult Honsha Co., Ltd.	4,400	125,890
Yamada Denki Co., Ltd.	5,180	349,859
Yamaha Corp.	5,200	106,918
Yamaha Motor Co., Ltd.	1,800	30,329
Yamato Transport Co., Ltd.	13,000	162,312
Yamazaki Baking Co., Ltd.	4,000	45,887
Yokogawa Electric Corp.	9,400	79,187

		105,426,833

Luxembourg — 0.6%
Acergy SA	18,700	314,485
ArcelorMittal	32,100	2,841,501

		3,155,986

Malaysia — 0.1%
IJM Corp. Bhd†	211,600	354,661

Mexico — 0.2%
Corp GEO SA de CV, Series B†	48,300	176,577
Desarrolladora Homex SA de CV ADR†	4,500	251,550
Urbi, Desarrollos Urbanos, SA de CV†	24,500	81,148
Wal-Mart de Mexico SAB de CV, Series V	87,520	356,052

		865,327

Netherlands — 2.2%
Aegon NV	66,213	777,305
Akzo Nobel NV	7,735	441,645
ASML Holding NV	16,645	382,284
European Aeronautic Defense and Space Co.	12,399	233,002
Fugro NV	4,008	284,249
Heineken NV	26,034	1,210,879
ING Groep NV	47,337	1,547,454
James Hardie Industries NV	29,659	127,529
Koninklijke DSM DV	4,417	267,780
Koninklijke KPN NV	58,643	1,021,706
Koninklijke Philips Electronics NV	30,417	1,009,366
Oce NV	4,170	39,527
Qiagen NV†	5,578	106,498
Reed Elsevier NV	15,431	254,681
Royal Numico NV†	6,655	570,944
SBM Offshore NV	10,006	223,702
STMicroelectronics NV	36,692	404,145
TNT NV	21,028	734,788
Unilever NV	49,302	1,362,899
Wolters Kluwer NV	10,066	233,679

		11,234,062

Norway — 1.4%
Aker Kvaerner ASA	21,680	512,042
DnB NOR ASA	15,670	200,141
Norsk Hydro ASA	34,611	435,385
Ocean RIG ASA†	32,255	285,810
Orkla ASA	55,660	705,555
StatoilHydro ASA	82,421	2,677,794
Tandberg ASA	12,316	215,240
Telenor ASA	41,100	621,065
TGS Nopec Geophysical Co. ASA†	10,100	127,210
Yara International ASA	18,563	1,320,912

		7,101,154

Philippines — 0.0%
Ayala Corp.	5,268	34,820
Ayala Land, Inc.	351,700	77,424

		112,244

Poland — 0.6%
Agora SA	2,900	48,360
Asseco Poland SA†	1,638	47,122
Bank BPH†	700	25,991
Bank Pekao SA	8,510	775,543
Bank Zachodni WBK SA	2,000	156,147
Grupa Kety SA	100	3,877
Kghm Polska Miedz SA	6,427	263,538
Polski Koncern Naftowy SA	22,906	404,528
Powszechna Kasa Oszczednosci Bank Polski SA	29,400	740,940
Telekomunikacja Polska SA	54,400	602,032

		3,068,078

Portugal — 0.1%
Banco Comercial Portugues SA	53,667	95,689
Brisa-Auto Estradas de Portugal SA	13,263	134,473
Energias de Portugal SA	14,706	80,246
Portugal Telecom SGPS SA	22,387	244,550
Von Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	12,029	115,837

		670,795

Russia — 0.2%
Novolipetsk Steel(3)	6,100	271,450
Severstal GDR(3)	11,900	228,837
Unified Energy System GDR†(3)	1,286	128,600
Wimm-Bill-Dann Foods ADR†	3,000	291,900

		920,787

Singapore — 1.4%
Ascendas Real Estate Investment Trust	57,000	95,491
CapitaLand, Ltd.	69,000	285,929
CapitaMall Trust	51,000	111,441
City Developments, Ltd.	29,977	248,068

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)
Singapore (continued)

ComfortDelGro Corp., Ltd.	108,465	$124,055
Cosco Corp. (Singapore), Ltd.	47,000	104,535
DBS Group Holdings, Ltd.	61,929	864,954
Fraser and Neave, Ltd.	77,000	248,404
Jardine Cycle & Carriage, Ltd.	10,025	127,392
K-REIT Asia	5,000	5,150
Keppel Corp., Ltd.	62,000	476,938
Keppel Land, Ltd.	21,000	74,641
Neptune Orient Lines, Ltd.	43,000	88,029
Oversea-Chinese Banking Corp.	138,888	852,978
Parkway Holdings, Ltd.	36,000	52,460
Raffles Education Corp., Ltd.	27,918	23,402
SembCorp Industries, Ltd.	47,370	155,779
SembCorp Marine, Ltd.	44,800	136,590
Singapore Airlines, Ltd.	30,800	339,023
Singapore Exchange, Ltd.	43,997	217,799
Singapore Land, Ltd.	13,000	61,191
Singapore Post, Ltd.	88,000	66,847
Singapore Press Holdings, Ltd.	86,936	255,835
Singapore Technologies Engineering, Ltd.	76,472	153,931
Singapore Telecommunications, Ltd.	405,530	1,058,645
United Overseas Bank, Ltd.	64,044	909,336
Venture Corp., Ltd.	15,506	121,517
Vol Group, Ltd.	35,308	86,836

		7,347,196

South Africa — 0.0%
Mondi, Ltd.	7,901	47,526

South Korea — 0.0%
Doosan Heavy Industries and Construction Co., Ltd.	1,300	127,004

Spain — 3.1%
Antena 3 de Television SA	4,223	35,492
Banco Bilbao Vizcaya Argentaria SA	149,034	2,726,382
Banco Popular Espanol SA	41,369	452,979
Banco Santander SA	236,812	4,569,620
Gas Natural SDG SA	676	32,843
Iberdrola SA†	49,890	564,851
Indra Sistemas SA	2,075	55,327
Industria de Diseno Textil SA	6,173	296,685
Metrovacesa SA	716	55,860
Repsol YPF SA	30,307	1,017,648
Telefonica SA	227,061	5,915,267
Union Fenosa SA	255	6,832

		15,729,786

Sweden — 1.6%
Alfa Laval AB	2,400	37,359
Assa Abloy AB, Class B	10,932	149,048
Atlas Copco AB, Class A	27,010	418,413
Atlas Copco AB, Class B	16,010	224,981
Electrolux AB, Class B	6,100	73,419
Eniro AB	4,414	17,623
Fabege AB	2,600	18,618
Getinge AB, Class B	15,383	357,485
Hennes & Mauritz AB, Class B	9,600	514,199
Holmen AB	1,750	51,338
Husqvarna AB, Class B	6,100	50,447
Lundin Petroleum AB†	18,859	248,957
Modern Times Group AB, Class B	2,512	141,314
Nordea Bank AB	89,347	1,274,095
Sandvik AB	40,670	533,949
Skandinaviska Enskilda Banken AB, Class A	14,158	292,685
Skanska AB, Class B	12,766	164,480
Ssab Svenskt Stal AB, Class A	4,852	133,490
Svenska Cellulosa AB, Class B	18,931	214,170
Svenska Handelsbanken AB, Class A	24,521	624,536
Swedish Match AB	10,733	212,668
Tele2 AB, Class B	4,400	76,910
Telefonaktiebolaget LM Ericsson, Class B	140,388	1,471,166
TeliaSonera AB	50,389	383,649
Volvo AB Class A	17,125	196,415
Volvo AB Class B	43,875	528,854
Wihlborgs Fastigheter AB	520	9,567

		8,419,835

Switzerland — 6.6%
ABB, Ltd.†	84,135	2,217,033
ABB, Ltd. ADR	25,400	665,988
Ciba Specialty Chemicals AG	2,104	54,708
Compagnie Financiere Richemont SA	38,497	2,310,087
Credit Suisse Group	37,059	1,860,428
Geberit AG	1,577	201,048
Givaudan SA	215	175,162
Holcim, Ltd.	7,023	500,355
Julius Baer Holding AG	5,555	354,418
Kudelski SA	1,814	23,552
Logitech International SA†	8,592	227,602
Lonza Group AG	1,195	173,642
Nestle SA	173,420	7,600,240
Nobel Biocare Holding AG	17,640	542,579
Novartis AG	71,714	4,250,854
OC Oerlikon Corp AG†	245	59,917
Roche Holding AG	21,568	3,982,930
Schindler Holding AG	3,367	230,140
Straumann AG	1,615	377,011
Swatch Group AG	1,614	70,594
Swatch Group AG, Class B	4,537	1,050,884
Swiss Reinsurance	15,178	942,592
Swisscom AG	704	227,195
Syngenta AG	5,127	1,494,441
UBS AG†	59,148	1,131,821
Xstrata PLC	23,573	1,689,869
Zurich Financial Services AG	4,290	1,127,125

		33,542,215

Thailand — 0.0%
Univest Land PCL†(4)	22,500	0

Turkey — 0.5%
Akbank TAS	48,867	272,572
Anadolu Efes Biracilik ve Malt Sanayii AS	4,565	51,370
Asya Katilim Bankasi AS†	34,743	88,378
BIM Birlesik Magazalar AS GDR†	1,153	43,388
Enka Insaat ve Sanayi AS	6,864	80,243

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)
Turkey (continued)

Eregli Demir ve Celik Fabrikalari TAS	30,945	$256,534
Haci Omer Sabanci Holdings AS	27,711	138,035
Is Gayrimenkul Yatirim Ortakligi AS†	1,160	1,109
Koc Holding AS†	22,693	90,885
Migros Turk TAS	5,503	96,564
Tekfen Holding AS	9,100	62,930
Trakya Cam Sanayii AS†	31,660	42,171
Tupras-Turkiye Petrol Rafinerileri AS	7,081	191,965
Turk Telekomunikasyon AS†	32,200	117,838
Turkcell Iletisim Hizmet AS	36,049	278,141
Turkiye Garanti Bankasi AS†	110,104	367,264
Turkiye Halk Bankasi AS†	19,500	132,076
Turkiye Is Bankasi, Class C	54,695	253,380
Turkiye Vakiflar Bankasi Tao	47,529	95,972
Yapi Ve Kredi Bankasi AS†	47,752	108,868

		2,769,683

United Kingdom — 15.3%
3i Group PLC	12,884	228,769
AMEC PLC	9,994	166,922
American Physicians Capital, Inc.	64,454	2,325,256
Anglo American PLC	47,684	2,733,657
ARM Holdings PLC	51,772	97,603
Arriva PLC	5,793	79,809
AstraZeneca PLC	42,419	2,056,093
Aviva PLC	108,076	1,072,344
BAE Systems PLC	118,904	1,057,437
Balfour Beatty PLC	18,543	144,723
Barclays PLC	192,919	1,295,576
Barratt Developments PLC	4,768	8,872
BBA Aviation PLC	17,418	42,251
Berkeley Group Holdings PLC†	2,361	33,460
BG Group PLC	116,361	2,629,062
BHP Billiton PLC	77,451	2,584,651
BP PLC	625,269	6,422,110
British Airways PLC	20,325	101,670
British Sky Broadcasting Group PLC	54,789	490,754
BT Group PLC	286,516	963,363
Bunzl PLC	13,514	168,638
Burberry Group PLC	25,526	226,655
Cadbury PLC	41,824	493,813
Carnival PLC	7,196	251,286
Centrica PLC	94,142	584,325
Close Brothers Group PLC	6,288	73,863
Cobham PLC	39,531	157,997
Compass Group PLC	86,855	625,458
Daily Mail & General Trust	8,899	55,561
Diageo PLC	105,952	1,842,870
DSG International PLC	36,876	32,492
Electrocomponents PLC	29,449	89,944
Enterprise Inns PLC	29,580	180,021
Experian Group, Ltd.	15,716	121,356
FirstGroup PLC	15,308	156,356
Friends Provident PLC	83,625	139,532
G4S PLC	7,209	27,443
Galiform PLC	5,150	3,161
GKN PLC	14,066	59,053
GlaxoSmithKline PLC	159,280	3,708,175
Hays PLC	10,072	15,926
HBOS PLC	111,580	640,425
Home Retail Group PLC	15,683	67,011
HSBC Holdings PLC	325,423	5,384,177
ICAP PLC	1,972	19,435
IMI PLC	14,832	128,513
Imperial Tobacco Group PLC	29,700	1,110,058
Intercontinental Hotels Group PLC	14,382	188,082
International Power PLC	9,315	75,762
Invensys PLC†	7,447	41,460
J Sainsbury PLC	43,118	268,899
Johnson Matthey PLC	6,019	197,879
Kesa Electricals PLC	5,229	15,488
Kingfisher PLC	22,249	51,718
Ladbrokes PLC	23,587	116,989
Legal & General Group PLC	281,990	542,271
Lloyds TSB Group PLC	187,794	1,096,304
LogicaCMG PLC	32,978	68,767
London Stock Exchange Group PLC	940	15,299
Man Group PLC, Class B	72,685	878,026
Marks & Spencer Group PLC	32,068	163,730
Meggitt PLC	17,818	69,340
Melrose PLC†	611	1,922
Misys PLC	19,304	65,330
Mondi PLC	19,753	97,988
National Express Group PLC	4,865	93,506
National Grid PLC	112,467	1,482,191
Next PLC	5,025	94,439
Pearson PLC	21,651	277,481
Persimmon PLC	5,378	30,401
Prudential PLC	80,915	867,748
Punch Taverns PLC	10,572	53,109
Reckitt Benckiser Group PLC	36,940	2,019,056
Reed Elsevier PLC	29,596	336,393
Rentokil Initial PLC	11,447	15,128
Rexam PLC	18,060	135,037
Rio Tinto PLC	35,607	3,734,132
Rolls-Royce Group PLC†	69,489	489,454
Royal & Sun Alliance Insurance Group PLC	116,999	303,325
Royal Bank of Scotland Group PLC	444,981	1,862,052
Royal Dutch Shell PLC, Class A	129,678	4,619,591
Royal Dutch Shell PLC, Class B	90,607	3,191,654
SABMiller PLC	30,504	632,918
Sage Group PLC	60,901	234,880
Schroders PLC	2,013	38,389
Scottish and Southern Energy PLC	35,291	976,837
Serco Group PLC	2,930	23,767
Severn Trent PLC	11,816	310,027
Signet Group PLC	31,223	30,924
Smith & Nephew PLC	78,596	838,109
Smiths Group PLC	13,500	278,213
Stagecoach Group PLC	15,181	84,958
Standard Chartered PLC	21,973	667,960
Tate & Lyle PLC	22,639	174,486
Taylor Woodrow PLC	23,082	17,915
Tesco PLC	242,743	1,724,748
The Capita Group PLC	4,048	55,122
Thomson Reuters PLC	6,423	173,043
Tomkins PLC	33,042	80,617

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)
United Kingdom (continued)

Unilever PLC	42,562	$1,165,617
United Business Media, Ltd.†	7,248	80,769
United Utilities Group PLC	5,888	80,905
United Utilities Group PLC B Shares	7,621	25,680
Vodafone Group PLC	1,779,813	4,778,761
Whitbread PLC	8,193	179,127
William Hill PLC	17,129	106,093
Wolseley PLC	21,457	144,088
WPP Group PLC	68,567	652,628
Yell Group PLC	17,152	23,716

		78,038,174

United States — 0.2%
Synthes, Inc.	7,521	1,039,742

Total Common Stock (cost $372,548,246)		419,978,136

PREFERRED STOCK — 1.1%
Brazil — 0.7%
Aracruz Celulose SA, Class B	7,508	52,249
Banco Bradesco SA	9,334	197,550
Banco Itau Holding Financeira SA	18,759	401,217
Centrais Eletricas Brasileiras SA, Class B	1,496	25,053
Cia Energetica de Minas Gerais	2,015	47,792
Companhia De Bebidas Das Americas	17,435	1,035,213
Companhia Vale do Rio Doce, Class A	16,601	432,964
Contax Participacoes SA	1,446	36,605
Embratel Participacoes SA	1,677,755	14,471
Gerdau SA	13,090	286,654
Klabin SA	10,130	34,795
Petroleo Brasileiro SA	29,598	678,394
Sadia SA	49,652	362,967
Tele Norte Leste Participacoes SA	6,650	157,939
Telesp Celular Participacoes SA	6,534	37,628
Usinas Siderurgicas de Minas Gerais SA, Class A	1,241	54,670
Votorantim Celulose e Papel SA	1,665	40,533

		3,896,694

Germany — 0.4%
Henkel KGaA	7,522	299,452
Porsche Automobil Holding SE	5,834	879,581
RWE AG PFD	1,472	141,377
Volkswagen AG	3,852	601,983

		1,922,393

Japan — 0.0%
Ito En, Ltd.	200	2,096

Total Preferred Stock (cost $4,863,895)		5,821,183

RIGHTS† — 0.0%
Australia — 0.0%
Orica, Ltd. Expires 08/18/08	2,212	359

Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	7,707

Total Rights (cost $0)		8,066

Total Long-Term Investment Securities (cost $377,412,141)		425,807,385

REPURCHASE AGREEMENT — 13.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $68,411,665 and collateralized by $70,310,000 of Federal National Mtg. Assoc. Discount Notes, bearing interest at 2.48% due 11/19/08 and having an approximate value of $69,782,675 (cost $68,411,000)	$68,411,000	68,411,000

TOTAL INVESTMENTS (cost $445,823,141)(2)	96.7%	494,218,385
Other assets less liabilities	3.3	16,693,035

NET ASSETS	100.0%	$510,911,420

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at July 31, 2008. At July 31, 2008, the aggregate value of these securities was $415,858,407 representing 94.8% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	To the extent permitted by the Statement of Additional Information, the International Diversified Equities Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2008, the International Diversified Equities Portfolio held the following restricted securities:

					Market	% of
	Acquisition		Acquisition	Market	Value Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

Novolipetsk Steel	7/6/07	6,100	$191,903	$271,450	$44.50	0.05%

Severstal GDR	7/6/07	2,789	44,869
	7/9/07	7,437	121,517
	7/10/07	1,674	27,597

		11,900	$193,983	228,837	19.23	0.04%
Unified Energy System GDR	7/31/06	186	13,764
	7/31/06	1,100	157,857

		1,286	171,621	128,600	100.00	0.03%

				$628,887		0.12%

(4)	Fair value securities; see Note 2

ADR — American Depository Receipt
GDR — Global Depository Receipt
PPS — Price Protected Shares

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	July 31, 2008	(Depreciation)

743	Long	DJ Euro Stoxx 50	September 2008	$38,308,546	$39,171,589	$863,043
71	Long	FTSE 100 Index	September 2008	7,839,789	7,602,506	(237,283)
2	Long	Hang Seng Index	August 2008	292,835	291,903	(932)
116	Long	MSCI Sing IX	August 2008	5,999,702	6,059,840	60,138
261	Long	OMX 30 Index Future	August 2008	3,484,600	3,759,716	275,116
88	Long	Topix Index	September 2008	11,736,093	10,596,466	(1,139,627)

						$(179,545)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	4,743,258	USD	4,441,186	9/11/2008	$49,114
*EUR	20,618,147	USD	32,089,334	9/11/2008	36,029
*HKD	70,282,221	USD	9,015,222	9/11/2008	1,943
*JPY	4,864,162,362	USD	45,196,217	9/11/2008	306,629
SEK	15,988,556	USD	2,634,512	9/11/2008	317
*USD	74,190,945	EUR	47,669,415	9/11/2008	677,591
*USD	25,180,404	GBP	12,743,931	9/11/2008	138,083
*USD	10,304,553	AUD	11,005,429	9/11/2008	12,386

					$1,222,092

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

CHF	3,587,671	USD	3,426,551	9/11/2008	$(30,183)
*GBP	6,783,329	USD	13,403,006	9/11/2008	(233,755)
*USD	751,348	HKD	5,857,472	9/11/2008	(188)
*USD	40,808,282	JPY	4,391,918,702	9/11/2008	(451,615)

					(715,741)

Net Unrealized Appreciation (Depreciation)					$506,351

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CHF  — Swiss Franc
EUR  — Euro Dollar
GBP  — British Pound
HKD  — Hong Kong Dollar
JPY  — Japanese Yen
SEK  — Swedish Krona
USD  — United States Dollar

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Banks-Commercial	12.1%
Oil Companies-Integrated	11.9
Steel-Producers	7.8
Oil Companies-Exploration & Production	6.5
Real Estate Operations & Development	5.5
Cellular Telecom	5.1
Building & Construction-Misc.	4.3
Diversified Minerals	3.2
Transport-Marine	2.7
Semiconductor Components-Integrated Circuits	2.7
Brewery	2.6
Electronic Components-Semiconductors	2.3
Asset-Backed Commercial Paper	2.2
Telecom Services	1.9
Repurchase Agreements	1.8
Applications Software	1.7
Diversified Financial Services	1.7
Telephone-Integrated	1.6
Schools	1.6
Medical-Generic Drugs	1.3
Coal	1.3
Machinery-Construction & Mining	1.3
Diversified Operations	1.3
Engineering/R&D Services	1.1
Platinum	1.1
Transport-Rail	1.1
Real Estate Management/Services	1.0
Steel Pipe & Tube	1.0
Airlines	0.9
Warehousing & Harbor Transportation Services	0.9
Wireless Equipment	0.9
Building-Heavy Construction	0.9
Advertising Sales	0.8
Casino Hotels	0.8
Building Products-Cement	0.7
Entertainment Software	0.6
Paper & Related Products	0.6
Internet Content-Entertainment	0.6
Building-Residential/Commercial	0.6
Chemicals-Diversified	0.6
Computer Software	0.6
Electric-Integrated	0.5
Electronic Components-Misc.	0.4

100.1%

*	Calculated as a percentage of net assets

Country Allocation*

Brazil	19.2%
South Korea	11.3
Russia	10.4
China	9.5
South Africa	6.8
Taiwan	5.7
Hong Kong	4.7
Mexico	4.0
United States	3.9
Cayman Islands	3.7
Israel	2.8
Indonesia	2.6
India	2.5
Bermuda	2.2
Poland	2.2
Chile	1.6
Luxembourg	1.6
Turkey	1.5
United Arab Emirates	0.9
Egypt	0.9
Malaysia	0.8
Philippines	0.8
Singapore	0.5

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2) (2)

COMMON STOCK — 87.2%
Bermuda — 2.2%
Credicorp, Ltd.	55,200	$4,085,352
Pacific Basin Shipping, Ltd.	2,178,000	3,057,351

		7,142,703

Brazil — 10.5%
All America Latina Logistica	258,700	3,448,673
Banco do Brasil SA	320,000	5,128,009
Cia Vale do Rio Doce ADR	81,140	2,436,634
CPFL Energia SA	1	23
Cyrela Brazil Realty SA	135,000	1,965,141
Kroton Educacional SA†(3)	288,200	5,317,615
LPS Brasil Consultoria de Imoveis SA	184,500	3,416,012
Petroleo Brasileiro SA ADR	96,332	5,385,922
Unibanco — Uniao de Bancos Brasileiros SA GDR	53,000	6,976,390

		34,074,419

Cayman Islands — 3.7%
Focus Media Holding, Ltd. ADR†	90,500	2,688,755
KWG Property Holding, Ltd.	5,419,000	3,134,108
Shanda Interactive Entertainment, Ltd. ADR†	74,100	1,914,003
Shui On Land, Ltd.	2,539,000	2,298,838
The9, Ltd. ADR†	94,746	2,118,520

		12,154,224

Chile — 1.6%
Empresa Nacional de Telecomunicaciones SA	167,516	2,242,406
Lan Airlines SA ADR	266,400	3,092,904

		5,335,310

China — 9.5%
Angang Steel Co., Ltd.	1,372,000	2,773,141
China Construction Bank Corp.	7,455,000	6,538,407
China Petroleum & Chemical Corp.	6,844,000	7,182,223
China Petroleum & Chemical Corp. ADR	4,200	442,008
China Shenhua Energy Co., Ltd.	692,500	2,553,033
Guangzhou R&F Properties Co., Ltd.	1,989,600	4,051,972
Industrial & Commercial Bank of China	9,672,000	7,276,603

		30,817,387

Egypt — 0.9%
Orascom Construction Industries GDR	20,167	2,925,724

Hong Kong — 4.7%
China Mobile, Ltd.	461,500	6,173,136
CNOOC, Ltd.	2,718,000	4,006,068
Comba Telecom Systems Holdings, Ltd.	10,384,000	2,809,720
Sinotrans Shipping, Ltd.	4,581,000	2,218,254

		15,207,178

India — 2.5%
IVRCL Infrastructures & Projects, Ltd.†	400,488	2,777,639
Satyam Computer Services, Ltd.	297,085	2,646,479
Sesa GOA, Ltd.	33,843	2,644,866

		8,068,984

Indonesia — 2.6%
PT Bank Rakyat Indonesia Tbk	6,780,500	4,477,635
PT United Tractors Tbk	3,269,000	4,081,822

		8,559,457

Israel — 2.8%
Check Point Software Technologies†	128,200	2,926,806
Israel Chemicals, Ltd.	98,943	1,820,367
Teva Pharmaceutical Industries, Ltd. ADR	97,900	4,389,836

		9,137,009

Luxembourg — 1.6%
Evraz Group SA GDR	29,200	2,803,200
Tenaris SA ADR	39,600	2,385,900

		5,189,100

Malaysia — 0.8%
Genting Bhd	1,420,300	2,555,055

Mexico — 4.0%
America Movil SAB de CV, Series L ADR	58,974	2,977,597
Cemex SAB de CV ADR†	111,606	2,372,744
Desarrolladora Homex SAB de CV ADR†	34,237	1,913,848
Fomento Economico Mexicano SAB de CV ADR	123,400	5,659,124

		12,923,313

Philippines — 0.8%
Globe Telecom, Inc.	98,090	2,499,933

Poland — 2.2%
Globe Trade Centre SA†	245,168	3,442,770
Telekomunikacja Polska SA	320,201	3,543,591

		6,986,361

Russia — 10.4%
LUKOIL	79,537	6,616,428
LUKOIL ADR	35,476	2,969,341
OAO Gazprom	831,674	9,893,640
OAO Gazprom ADR	150,859	7,271,404
OAO TMK GDR†	94,370	3,114,210
Vimpel-Communications ADR	153,500	3,872,805

		33,737,828

Singapore — 0.5%
Straits Asia Resources, Ltd.	869,000	1,761,110

South Africa — 6.8%
Aveng, Ltd.	483,501	4,080,762
Impala Platinum Holdings, Ltd.	109,357	3,650,991
MTN Group, Ltd.	211,800	3,648,780
Murray & Roberts Holdings, Ltd.	293,719	3,808,990
Sasol, Ltd.	132,721	7,047,279

		22,236,802

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (2)

COMMON STOCK (continued)

South Korea — 11.0%
Dongkuk Steel Mill Co., Ltd.	87,760	$4,282,819
GS Engineering & Construction Corp.	32,110	3,164,957
Hyundai Steel Co.	74,900	5,081,610
LG Corp.	63,724	4,068,567
Samsung Electronics Co., Ltd.	11,579	6,445,282
Samsung Engineering Co., Ltd.	48,432	3,734,544
Shinhan Financial Group Co., Ltd.	115,040	5,377,001
STX Pan Ocean Co., Ltd.	1,850,200	3,501,491

		35,656,271

Taiwan — 5.7%
Acer, Inc.	890,000	1,815,094
Advanced Semiconductor Engineering, Inc.	2,891,000	2,484,770
China Steel Corp.	2,566,760	3,662,059
Greatek Electronics, Inc.	1,770,400	2,019,428
HON HAI Precision Industry Co., Ltd.†	270,681	1,305,764
Huaku Development Co., Ltd.†	1,221,000	2,961,437
Taiwan Semiconductor Manufacturing Co., Ltd.	2,347,540	4,257,544
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	265	2,517

		18,508,613

Turkey — 1.5%
Turkiye Garanti Bankasi AS†	1,467,512	4,895,045

United Arab Emirates — 0.9%
DP World, Ltd.(3)	3,883,754	3,029,328

Total Common Stock (cost $297,433,065)		283,401,154

PREFERRED STOCK — 9.0%
Brazil — 8.7%
Brasil Telecom SA	259,100	3,083,460
Cia de Bebidas das Americas ADR	44,500	2,635,290
Cia Energetica de Minas Gerais ADR	66,590	1,581,512
Cia Vale do Rio Doce ADR	204,958	5,363,751
Petroleo Brasileiro SA ADR	195,700	8,970,888
Suzano Papel e Celulose SA	130,200	1,940,988
Usinas Siderurgicas de Minas Gerais SA, Class A	102,650	4,522,027

		28,097,916

South Korea — 0.3%
Samsung Electronics Co., Ltd.	2,653	970,262

Total Preferred Stock (cost $13,862,211)		29,068,178

Total Long-Term Investment Securities (cost $311,295,276)		312,469,332

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Asset-Backed Commercial Paper — 2.1%
Three Pillars Funding Corp. 2.56% due 08/11/08*	$5,000,000	4,996,500
Victory Receivables Corp. 2.59% due 08/19/08*	2,000,000	1,997,450

Total Short-Term Investment Securities (cost $6,993,950)		6,993,950

REPURCHASE AGREEMENT — 1.8%
Agreement with Goldman Sachs, bearing interest at 2.09%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $5,758,334 and collateralized by $5,820,000 of Federal Home Loan Bank Bonds, bearing interest at 2.55% due 12/26/08 and having an approximate value of $5,879,355 (cost $5,758,000)	5,758,000	5,758,000

TOTAL INVESTMENTS (cost $324,047,226)(1)	100.1%	325,221,282
Liabilities in excess of other assets	(0.1)	(282,285)

NET ASSETS	100.0%	$324,938,997

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $6,993,950 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	A substantial number of the Fund’s holdings were valued using fair value procedures at July 31, 2008. At July 31, 2008, the aggregate value of these securities was $188,024,389 representing 57.9% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)	Illiquid Security
ADR — American Depository Receipt
GDR — Global Depository Receipt

Open Forward Foreign Currency Contracts

					Net Unrealized
Contract to		In Exchange		Delivery	Appreciation
Deliver		For		Date	(Depreciation)

ZAR	138,843,000	USD	17,147,462	10/15/2008	$(1,408,547)

ZAR — South African Rand

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

Equity Swap Contracts #

					Gross Unrealized
Swap	Notional	Termination	Fixed Payments Received	Total Return Received	Appreciation
Counterparty	Amount (000’s)	Date	(Paid) by Portfolio	(Paid) by Portfolio	(Depreciation)

Morgan Stanley	7,200	2/3/2009	(3 month USD-LIBOR-BBA) minus 4.40%	MSCI Daily Total Return Net Emerging Markets India USD Index	$(1,699,781)
Merrill Lynch	3,002	10/20/2008	(1 month USD-LIBOR-BBA) plus 0.40%	Aldar Properties PJSC	(65,294)
Merrill Lynch	1,369	10/20/2008	(1 month USD-LIBOR-BBA) plus 0.40%	Aldar Properties PJSC	(12,613)

					$(1,777,688)

#	Fair valued security; See Note 2

LIBOR — London Interbank Offered Rate

BBA — British Banker’s Association

See Notes to Financial Statements

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO PROFILE — July 31, 2008 — (unaudited)

Industry Allocation*

Telephone-Integrated	8.2%
Banks-Commercial	8.2
Oil Companies-Integrated	7.4
Medical-Drugs	6.7
Repurchase Agreements	4.0
Insurance-Multi-line	3.9
Telecom Services	3.9
Auto-Cars/Light Trucks	3.3
Cellular Telecom	3.2
Electric-Integrated	3.1
Aerospace/Defense	2.9
Diversified Manufacturing Operations	2.7
Food-Misc.	2.7
Electronic Components-Semiconductors	2.5
Chemicals-Specialty	2.1
Food-Catering	1.9
Insurance-Reinsurance	1.9
Electronic Components-Misc.	1.8
Toys	1.7
Photo Equipment & Supplies	1.6
Security Services	1.6
Television	1.4
Diversified Operations	1.4
Food-Retail	1.4
Applications Software	1.3
Audio/Video Products	1.2
Electric-Generation	1.2
Transport-Services	1.2
Enterprise Software/Service	1.1
Machinery-Construction & Mining	1.0
Oil Companies-Exploration & Production	1.0
Containers-Metal/Glass	0.9
Finance-Consumer Loans	0.9
Rubber-Tires	0.9
Computers	0.8
Paper & Related Products	0.7
Real Estate Operations & Development	0.7
Publishing-Books	0.6
Auto/Truck Parts & Equipment-Original	0.6
Multimedia	0.6
Hotels/Motels	0.6
Power Converter/Supply Equipment	0.5
Metal-Aluminum	0.5
Retail-Drug Store	0.5
Oil-Field Services	0.5
Retail-Building Products	0.4
Food-Wholesale/Distribution	0.4
Diversified Operations/Commercial Services	0.4
Medical-Wholesale Drug Distribution	0.4
Human Resources	0.4
Wireless Equipment	0.3
Finance-Investment Banker/Broker	0.3
Distribution/Wholesale	0.3
Water	0.2
Beverages-Non-alcoholic	0.2

100.1%

Country Allocation*

United Kingdom	23.8%
France	11.0
Germany	10.0
Japan	7.8
Switzerland	7.2
Netherlands	4.9
Spain	4.6
South Korea	4.3
United States	4.2
Italy	3.4
Taiwan	2.3
Hong Kong	2.1
Sweden	2.0
Singapore	1.8
Norway	1.5
Australia	1.4
Israel	1.3
Canada	1.2
Russia	1.0
Austria	1.0
Portugal	0.9
Finland	0.8
Brazil	0.7
Denmark	0.6
Thailand	0.3

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK — 96.0%
Australia — 1.4%
Alumina, Ltd.	572,315	$2,469,389
National Australia Bank, Ltd.	188,228	4,286,494

		6,755,883

Austria — 1.0%
Telekom Austria AG	228,850	4,692,670

Brazil — 0.7%
Empressa Brasileira de Aeronautica SA ADR	109,830	3,356,405

Canada — 1.2%
Jean Coutu Group, Inc., Class A	299,800	2,342,302
Loblaw Cos., Ltd.	128,900	3,650,666

		5,992,968

Denmark — 0.6%
Vestas Wind Systems A/S†	20,443	2,687,555

Finland — 0.8%
UPM-Kymmene Oyj	233,554	3,692,244

France — 10.9%
Accor SA	42,086	2,804,570
AXA SA	128,604	3,798,459
Compagnie Generale des Etablissements Michelin, Class B	67,695	4,440,767
France Telecom SA	449,090	14,259,154
Sanofi-Aventis	140,318	9,847,449
Suez Environnement SA†	19,234	555,040
Suez SA	76,934	4,593,571
Thomson†	413,010	1,805,142
Total SA	126,700	9,714,005
Valeo SA	62,244	2,004,305

		53,822,462

Germany — 10.0%
Bayerische Motoren Werke AG	133,050	5,972,838
Celesio AG	54,236	1,774,466
Deutsche Post AG	246,453	5,788,597
E.ON AG	55,466	10,583,470
Infineon Technologies AG†	631,610	4,774,469
Muenchener Rueckversicherungs-Gesellschaft AG	30,680	5,109,894
SAP AG	97,040	5,616,777
Siemens AG	80,540	9,880,232

		49,500,743

Hong Kong — 2.1%
Cheung Kong Holdings, Ltd.	257,000	3,613,523
Hutchison Whampoa, Ltd.	401,000	3,763,953
Swire Pacific, Ltd., Class A	298,500	3,176,874

		10,554,350

India — 0.0%
Tata Motors Ltd.	15,400	143,990

Israel — 1.3%
Check Point Software Technologies†	279,160	6,373,223

Italy — 3.4%
Eni SpA	159,856	5,407,484
Intesa Sanpaolo SpA	555,386	3,129,627
Mediaset SpA	420,719	2,982,677
UniCredito Italiano SpA	851,844	5,076,186

		16,595,974

Japan — 7.8%
AIFUL Corp.	184,600	1,926,887
FUJIFILM Holdings Corp.	138,600	4,342,611
Mabuchi Motor Co., Ltd.	77,700	4,025,891
Mitsubishi UFJ Financial Group, Inc.	203,000	1,788,701
Nintendo Co., Ltd.	16,900	8,149,516
Olympus Corp.	111,000	3,725,576
Promise Co., Ltd.	102,950	2,624,857
Sony Corp.	114,300	4,304,941
Takeda Pharmaceutical Co., Ltd.	53,600	2,847,227
Toyota Motor Corp.	113,300	4,868,463

		38,604,670

Netherlands — 4.9%
ING Groep NV	239,288	7,822,362
Koninklijke Philips Electronics NV	149,189	4,950,729
Randstad Holding NV	62,726	1,769,565
Reed Elsevier NV	151,663	2,503,126
SBM Offshore NV	101,800	2,275,920
Unilever NV	182,807	5,053,496

		24,375,198

Norway — 1.5%
Telenor ASA	501,580	7,579,406

Portugal — 0.9%
Portugal Telecom SGPS SA	409,647	4,474,873

Russia — 1.0%
OAO Gazprom ADR (New York)	34,100	1,643,620
OAO Gazprom ADR (London)	68,200	3,267,563

		4,911,183

Singapore — 1.8%
DBS Group Holdings, Ltd.	349,300	4,878,627
Singapore Telecommunications, Ltd.	1,582,000	4,129,846

		9,008,473

South Korea — 4.3%
Hyundai Motor Co.	70,360	4,910,331
Kookmin Bank ADR	73,720	4,227,105
KT Corp. ADR	85,380	1,747,729
Samsung Electronics Co., Ltd. GDR*	27,113	7,550,970
SK Telecom Co., Ltd. ADR	134,130	2,859,652

		21,295,787

Spain — 4.6%
Banco Santander SA	251,618	4,855,323
Repsol YPF SA ADR	80,710	2,698,135
Telefonica SA	586,863	15,288,628

		22,842,086

Sweden — 2.0%
Atlas Copco AB, Class A	332,260	5,147,050
Niscayah Group AB	239,090	432,749
Securitas AB, Class B	239,090	2,765,978
Telefonaktiebolaget LM Ericsson, Class B	160,694	1,683,959

		10,029,736

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)

Switzerland — 7.2%
ACE, Ltd.	78,810	$3,995,667
Lonza Group AG	72,266	10,500,755
Nestle SA	115,100	5,044,330
Novartis AG	171,960	10,192,944
Swiss Reinsurance	67,985	4,222,041
UBS AG†	77,966	1,491,911

		35,447,648

Taiwan — 2.3%
Chunghwa Telecom Co., Ltd. ADR	297,844	7,502,690
Compal Electronics, Inc. GDR†*	796,329	3,806,453

		11,309,143

Thailand — 0.3%
Advanced Info Service Public Co., Ltd.(3)	633,200	1,626,014

United Kingdom — 23.8%
Aviva PLC	381,970	3,789,956
BAE Systems PLC	738,961	6,571,725
BP PLC	948,992	9,747,055
British Energy Group PLC	418,050	6,046,807
British Sky Broadcasting Group PLC	444,783	3,983,993
Cadbury PLC	271,730	3,208,296
Compass Group PLC	1,323,258	9,529,011
G4S PLC	1,315,070	5,006,148
GKN PLC	273,326	1,147,506
GlaxoSmithKline PLC	435,897	10,148,057
HSBC Holdings PLC	378,145	6,223,634
Kingfisher PLC	803,580	1,867,913
Pearson PLC	226,151	2,898,371
Premier Foods PLC	1,062,120	1,823,438
Rentokil Initial PLC	1,361,824	1,799,775
Rexam PLC	609,860	4,559,995
Rolls-Royce Group PLC†	633,900	4,464,951
Royal Bank of Scotland Group PLC	1,396,000	5,841,654
Royal Dutch Shell PLC ADR	124,868	8,760,739
Smiths Group PLC	169,246	3,487,880
Vodafone Group PLC	4,207,268	11,296,427
William Morrison Supermarkets PLC	620,660	3,164,165
Wolseley PLC	208,360	1,399,175
Yell Group PLC	496,212	686,120

		117,452,791

United States — 0.2%
Dr. Pepper Snapple Group, Inc.†	50,949	1,053,116

Total Common Stock (cost $423,604,322)		474,178,591

RIGHTS — 0.1%
France — 0.1%
Suez Environnement SA† Expires 06/22/10 Total Rights (cost $548,001)	76,938	553,254

Total Long-Term Investment Securities (cost $424,152,323)		474,731,845

REPURCHASE AGREEMENT — 4.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $19,776,192 and collateralized by $630,000 of Federal Home Loan Bank Bonds, bearing interest at 4.25% due 06/11/10 and $19,680,000 of Federal Home Loan Bank Bonds, bearing interest at 3.13% due 06/10/11 having an approximate combined value of $20,171,850 (cost $19,776,000)	$19,776,000	19,776,000

TOTAL INVESTMENTS (cost $443,928,323)(2)	100.1%	494,507,845
Liabilities in excess of other assets	(0.1)	(408,465)

NET ASSETS	100.0%	$494,099,380

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2008, the aggregate value of these securities was $11,357,423 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at July 31, 2008. At July 31, 2008, the aggregate value of these securities was $410,838,329 representing 83.1% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair valued security; See Note 2.

ADR  — American Depository Receipt

GDR  — Global Depository Receipt

See Notes to Financial Statements

(This page intentionally left blank)

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2008 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond†

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$895,569,614	$258,067,524	$252,784,846	$128,960,764
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	636,158,313	2,639,000	34,044,071	—	24,270,200
Repurchase agreements (cost equals market value)	—	—	—	9,794,000	30,708,000

Total investments	636,158,313	898,208,614	292,111,595	262,578,846	183,938,964

Cash	712	612	—	11,558	4,492
Foreign cash*	—	—	620,289	233,317	49,132
Due from broker	—	—	2,124,671	—	—
Receivable for:
Fund shares sold	1,167,576	388,855	553,562	119,828	430,909
Dividends and interest	398,430	15,593,941	3,150,320	5,766,809	565,763
Investments sold	—	401,757	2,911,592	2,741,502	17,069,801
Interest on swap contracts	—	—	1,844,751	—	—
Prepaid expenses and other assets	3,352	3,448	3,045	73,218	2,984
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	230,387	243,198	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,285,839	—	15,256
Swap premiums paid	—	—	2,280,784	—	93,183
Unrealized appreciation on swap contracts	—	—	10,060,028	—	75,985

Total assets	637,728,383	914,827,614	317,189,674	271,525,078	202,246,469

LIABILITIES:
Payable for:
Fund shares redeemed	3,379,027	1,154,154	375,539	144,138	282,350
Investments purchased	—	2,409,422	383,155	2,439,913	78,928,564
Interest on swap contracts	—	—	1,850,985	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	243,270	405,150	159,200	145,725	53,239
Service fees — Class 2	8,169	7,068	3,164	3,417	951
Service fees — Class 3	64,024	121,941	31,998	21,896	7,325
Trustees’ fees and expenses	28,253	1,402	—	2,780	331
Other accrued expenses	161,594	239,019	133,459	123,354	68,243
Variation margin on futures contracts	—	—	—	—	23,077
Due to investment advisor expense recoupment	—	—	—	—	—
Due to custodian	—	—	2,531,640	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Due to broker	—	—	4,759	—	—
Securities sold short, at market value#	—	—	—	—	6,402,250
Call and put options written, at market value@	—	—	—	—	10,062
Unrealized depreciation on forward foreign currency contracts	—	—	881,952	—	26,098
Swap premiums received	—	—	3,221,004	—	247,934
Unrealized depreciation on swap contracts	—	—	8,780,691	—	83,354
Commitments (Note 14)	—	—	—	—	—

Total liabilities	3,884,337	4,338,156	18,357,546	2,881,223	86,133,778

NET ASSETS	$633,844,046	$910,489,458	$298,832,128	$268,643,855	$116,112,691

* Cost
Long-term investment securities (unaffiliated)	$—	$933,447,488	$250,273,137	$279,652,274	$132,287,667

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$640,252,427	$2,639,000	$34,044,071	$—	$24,270,200

Foreign cash	$—	$—	$620,472	$194,246	$49,458

# Proceeds from securities sold short	$—	$—	$—	$—	$6,413,612

@ Premiums received on options written	$—	$—	$—	$—	$25,041

† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond††

NET ASSETS REPRESENTED BY:
Capital paid-in	$611,419,481	$892,971,885	$275,140,960	$354,570,262	$140,376,201
Accumulated undistributed net investment income (loss)	32,632,057	63,163,313	12,893,409	36,335,463	7,595,847
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(6,113,378)	(8,600,662)	942,485	(95,433,512)	(28,525,093)
Unrealized appreciation (depreciation) on investments	(4,094,114)	(37,877,874)	7,794,387	(26,867,428)	(3,326,903)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	832,796	1,727,102	—	(6,970)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	333,785	39,070	(11,753)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	11,362
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$633,844,046	$910,489,458	$298,832,128	$268,643,855	$116,112,691

Class 1 (unlimited shares authorized):
Net assets	$265,944,193	$272,506,787	$119,829,244	$138,912,698	$63,594,010
Shares of beneficial interest issued and outstanding	23,668,263	22,906,874	9,920,636	20,387,673	8,467,045
Net asset value, offering and redemption price per share	$11.24	$11.90	$12.08	$6.81	$7.51

Class 2 (unlimited shares authorized):
Net assets	$63,623,015	$55,285,286	$25,039,395	$26,425,798	$7,697,180
Shares of beneficial interest issued and outstanding	5,676,868	4,658,599	2,084,924	3,890,244	1,029,896
Net asset value, offering and redemption price per share	$11.21	$11.87	$12.01	$6.79	$7.47

Class 3 (unlimited shares authorized):
Net assets	$304,276,838	$582,697,385	$153,963,489	$103,305,359	$44,821,501
Shares of beneficial interest issued and outstanding	27,204,783	49,209,691	12,863,315	15,237,811	6,013,225
Net asset value, offering and redemption price per share	$11.18	$11.84	$11.97	$6.78	$7.45

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$173,236,678	$998,916,347	$58,280,774	$25,821,750	$386,688,561
Long-term investment securities, at market value (affiliated)*	—	—	—	164,766	—
Short-term investment securities, at market value (unaffiliated)*	3,229,892	21,746,000	2,216,000	99,314	866,000
Repurchase agreements (cost equals market value)	3,105,000	—	—	987,000	—

Total investments	179,571,570	1,020,662,347	60,496,774	27,072,830	387,554,561

Cash	85,637	12,233	156,362	43,788	759
Foreign cash*	—	57,454	26,680	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	4,279	532,222	5,946	3,643	2,027
Dividends and interest	720,574	5,183,800	97,025	33,086	242,864
Investments sold	10,029,555	8,655,680	371,543	—	3,476,781
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,274	4,027	106,116	2,953	3,443
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	953	—
Variation margin on futures contracts	15,493	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,368	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	190,431,382	1,035,107,763	61,261,814	27,157,253	391,280,435

LIABILITIES:
Payable for:
Fund shares redeemed	922,842	706,517	101,442	262,929	395,497
Investments purchased	22,829,737	11,548,743	558,542	26,461	2,855,285
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	93,794	564,221	39,092	9,155	204,048
Service fees — Class 2	2,102	12,377	833	—	2,915
Service fees — Class 3	4,062	90,217	2,320	—	5,456
Trustees’ fees and expenses	1,210	7,058	223	154	3,276
Other accrued expenses	128,822	288,951	83,036	51,220	156,109
Variation margin on futures contracts	—	—	—	13,200	—
Due to investment advisor expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	240,450	—	—	—	—
Call and put options written, at market value@	4,375	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	38,032	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—

Total liabilities	24,227,394	13,218,084	823,520	363,119	3,622,586

NET ASSETS	$166,203,988	$1,021,889,679	$60,438,294	$26,794,134	$387,657,849

* Cost
Long-term investment securities (unaffiliated)	$180,257,398	$1,021,828,896	$61,718,550	$26,277,349	$359,758,818

Long-term investment securities (affiliated)	$—	$—	$—	$416,490	$—

Short-term investment securities (unaffiliated)	$3,229,892	$21,746,000	$2,216,000	$99,178	$866,000

Foreign cash	$—	$58,398	$26,797	$—	$—

# Proceeds from securities sold short	$240,450	$—	$—	$—	$—

@ Premiums received on options written	$3,539	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$263,507,754	$977,784,448	$89,329,850	$29,853,585	$291,599,239
Accumulated undistributed net investment income (loss)	7,349,118	44,282,091	1,959,664	733,429	5,557,421
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(97,688,963)	22,738,965	(27,377,426)	(3,123,148)	63,571,446
Unrealized appreciation (depreciation) on investments	(7,020,720)	(22,912,549)	(3,437,776)	(707,187)	26,929,743
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	56,799	—	—	37,455	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(3,276)	(36,018)	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$166,203,988	$1,021,889,679	$60,438,294	$26,794,134	$387,657,849

Class 1 (unlimited shares authorized):
Net assets	$130,537,560	$495,746,409	$43,040,579	$26,794,134	$339,256,968
Shares of beneficial interest issued and outstanding	9,310,443	30,810,611	3,726,509	2,475,887	13,656,046
Net asset value, offering and redemption price per share	$14.02	$16.09	$11.55	$10.82	$24.84

Class 2 (unlimited shares authorized):
Net assets	$16,598,938	$97,139,849	$6,319,522	$—	$22,576,304
Shares of beneficial interest issued and outstanding	1,186,466	6,052,065	548,482	—	910,924
Net asset value, offering and redemption price per share	$13.99	$16.05	$11.52	$—	$24.78

Class 3 (unlimited shares authorized):
Net assets	$19,067,490	$429,003,421	$11,078,193	$—	$25,824,577
Shares of beneficial interest issued and outstanding	1,365,244	26,778,228	963,470	—	1,044,220
Net asset value, offering and redemption price per share	$13.97	$16.02	$11.50	$—	$24.73

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$153,698,230	$1,902,284,195	$63,106,849	$663,227,788	$78,029,625
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	54,353,944	—	9,334,000	—
Repurchase agreements (cost equals market value)	1,298,000	—	994,000	—	1,926,000

Total investments	154,996,230	1,956,638,139	64,100,849	672,561,788	79,955,625

Cash	826	111,368	651	306	883
Foreign cash*	—	84,568	—	—	180,176
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	29,376	409,011	50,907	16,443	49,761
Dividends and interest	127,392	2,147,313	139,186	491,201	40,366
Investments sold	427,772	7,978,670	—	2,225,380	534,909
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,071	4,899	2,990	23,032	2,950
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	3,371
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	155,584,667	1,967,373,968	64,294,583	675,318,150	80,768,041

LIABILITIES:
Payable for:
Fund shares redeemed	318,849	2,080,237	84,459	656,070	53,704
Investments purchased	5,127	26,837,449	—	3,937,501	321,370
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	101,657	1,182,416	32,146	353,052	59,433
Service fees — Class 2	1,640	19,867	1,383	6,316	596
Service fees — Class 3	10,596	143,325	3,580	45,937	12,810
Trustees’ fees and expenses	1,705	18,625	786	5,121	—
Other accrued expenses	135,766	623,636	61,497	180,133	74,644
Variation margin on futures contracts	—	—	—	—	—
Due to investment advisor expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—

Total liabilities	575,340	30,905,555	183,851	5,184,130	522,557

NET ASSETS	$155,009,327	$1,936,468,413	$64,110,732	$670,134,020	$80,245,484

* Cost
Long-term investment securities (unaffiliated)	$163,109,074	$1,484,027,520	$76,443,130	$647,134,120	$79,693,652

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$54,353,944	$—	$9,334,000	$—

Foreign cash	$—	$84,583	$—	$—	$180,314

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

NET ASSETS REPRESENTED BY:
Capital paid-in	$152,247,669	$1,158,373,044	$64,837,073	$1,362,489,418	$94,531,439
Accumulated undistributed net investment income (loss)	2,640,339	38,117,786	3,037,634	1,398,741	(440,385)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	9,532,163	321,719,470	9,572,306	(709,847,807)	(12,180,967)
Unrealized appreciation (depreciation) on investments	(9,410,844)	418,256,675	(13,336,281)	16,093,668	(1,664,027)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,438	—	—	(576)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$155,009,327	$1,936,468,413	$64,110,732	$670,134,020	$80,245,484

Class 1 (unlimited shares authorized):
Net assets	$92,565,942	$1,103,199,383	$35,974,250	$406,081,890	$14,279,271
Shares of beneficial interest issued and outstanding	6,253,373	38,646,186	3,775,272	18,600,735	1,614,031
Net asset value, offering and redemption price per share	$14.80	$28.55	$9.53	$21.83	$8.85

Class 2 (unlimited shares authorized):
Net assets	$12,824,865	$154,919,519	$11,040,097	$49,255,894	$4,606,643
Shares of beneficial interest issued and outstanding	868,987	5,442,369	1,161,631	2,263,706	524,320
Net asset value, offering and redemption price per share	$14.76	$28.47	$9.50	$21.76	$8.79

Class 3 (unlimited shares authorized):
Net assets	$49,618,520	$678,349,511	$17,096,385	$214,796,236	$61,359,570
Shares of beneficial interest issued and outstanding	3,370,276	23,887,881	1,802,556	9,909,651	7,007,364
Net asset value, offering and redemption price per share	$14.72	$28.40	$9.48	$21.68	$8.76

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$188,775,114	$202,923,691	$39,869,712	$241,139,006	$106,392,799
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	3,925,000	—	—	27,036,076	6,158,000
Repurchase agreements (cost equals market value)	—	12,133,000	1,306,000	—	—

Total investments	192,700,114	215,056,691	41,175,712	268,175,082	112,550,799

Cash	634	420	165	535	1,210
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	308,965	41,619	1,446	284,413	102,823
Dividends and interest	212,685	139,100	20,339	171,963	45,883
Investments sold	—	1,585,917	—	958,493	75,537
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,784	37,307	2,960	5,011	2,957
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	193,226,182	216,861,054	41,200,622	269,595,497	112,779,209

LIABILITIES:
Payable for:
Fund shares redeemed	71,794	150,406	69,361	208,077	54,985
Investments purchased	—	2,502,813	147,699	3,263,490	68,303
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	111,953	151,621	24,443	168,152	90,132
Service fees — Class 2	2,603	773	842	2,470	—
Service fees — Class 3	12,368	20,332	3,589	32,932	21,283
Trustees’ fees and expenses	1,541	—	92	3,739	—
Other accrued expenses	87,309	72,696	43,153	103,223	58,668
Variation margin on futures contracts	—	—	—	—	—
Due to investment advisor expense recoupment	—	—	11,031	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—

Total liabilities	287,568	2,898,641	300,210	3,782,083	293,371

NET ASSETS	$192,938,614	$213,962,413	$40,900,412	$265,813,414	$112,485,838

* Cost
Long-term investment securities (unaffiliated)	$173,789,394	$203,905,763	$39,051,678	$247,858,424	$117,786,065

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$3,925,000	$—	$—	$27,036,076	$6,158,000

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$180,094,977	$359,124,031	$42,055,408	$232,312,074	$121,108,120
Accumulated undistributed net investment income (loss)	2,883,271	(378,887)	120,430	10,402,590	465,473
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(5,023,996)	(143,801,223)	(2,093,460)	29,818,167	2,305,511
Unrealized appreciation (depreciation) on investments	14,985,720	(982,072)	818,034	(6,719,418)	(11,393,266)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,358)	564	—	1	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$192,938,614	$213,962,413	$40,900,412	$265,813,414	$112,485,838

Class 1 (unlimited shares authorized):
Net assets	$109,924,447	$110,680,487	$16,722,394	$84,347,774	$6,066,273
Shares of beneficial interest issued and outstanding	7,897,413	6,471,934	2,381,110	5,119,717	401,064
Net asset value, offering and redemption price per share	$13.92	$17.10	$7.02	$16.48	$15.13

Class 2 (unlimited shares authorized):
Net assets	$20,658,376	$5,955,766	$7,911,895	$19,607,292	$—
Shares of beneficial interest issued and outstanding	1,486,768	349,844	1,128,630	1,195,689	—
Net asset value, offering and redemption price per share	$13.89	$17.02	$7.01	$16.40	$—

Class 3 (unlimited shares authorized):
Net assets	$62,355,791	$97,326,160	$16,266,123	$161,858,348	$106,419,565
Shares of beneficial interest issued and outstanding	4,497,116	5,743,006	2,326,462	9,901,407	7,085,605
Net asset value, offering and redemption price per share	$13.87	$16.95	$6.99	$16.35	$15.02

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$199,180,009	$91,041,077	$68,979,068	$117,973,135	$42,282,340
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	—	—	—	—
Repurchase agreements (cost equals market value)	3,888,000	8,118,000	7,954,000	4,019,000	2,922,000

Total investments	203,068,009	99,159,077	76,933,068	121,992,135	45,204,340

Cash	651	3,279,913	348	727	921
Foreign cash*	—	—	—	8	56
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	224,271	28,479	268,324	31,213	11,750
Dividends and interest	59,929	88,681	8,873	110,165	9,208
Investments sold	679,699	5,893,957	1,989,978	1,011,223	1,604,024
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,078	135,331	2,974	3,022	2,953
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	3,751
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	204,035,637	108,585,438	79,203,565	123,148,493	46,837,003

LIABILITIES:
Payable for:
Fund shares redeemed	157,613	311,794	68,697	48,710	10,236
Investments purchased	910,681	7,580,858	2,215,599	279,299	2,535,215
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	133,549	67,173	46,581	87,178	37,514
Service fees — Class 2	4,279	324	879	4,010	729
Service fees — Class 3	18,818	4,127	10,345	10,210	4,511
Trustees’ fees and expenses	1,398	1,320	611	861	—
Other accrued expenses	100,472	57,844	69,224	74,696	57,463
Variation margin on futures contracts	—	—	—	—	—
Due to investment advisor expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—

Total liabilities	1,326,810	8,023,440	2,411,936	504,964	2,645,668

NET ASSETS	$202,708,827	$100,561,998	$76,791,629	$122,643,529	$44,191,335

* Cost
Long-term investment securities (unaffiliated)	$196,631,620	$91,870,178	$65,509,505	$99,866,818	$43,227,313

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$8	$56

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

NET ASSETS REPRESENTED BY:
Capital paid-in	$374,616,454	$303,695,699	$84,693,693	$82,254,322	$103,761,273
Accumulated undistributed net investment income (loss)	(627,247)	(1,175,647)	(295,116)	615,857	(135,609)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(173,828,769)	(201,128,953)	(11,076,511)	21,667,033	(58,489,407)
Unrealized appreciation (depreciation) on investments	2,548,389	(829,101)	3,469,563	18,106,317	(944,973)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	51
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$202,708,827	$100,561,998	$76,791,629	$122,643,529	$44,191,335

Class 1 (unlimited shares authorized):
Net assets	$80,248,001	$77,787,532	$17,689,755	$41,374,983	$17,131,062
Shares of beneficial interest issued and outstanding	7,969,800	8,011,622	2,642,340	3,489,354	6,565,661
Net asset value, offering and redemption price per share	$10.07	$9.71	$6.69	$11.86	$2.61

Class 2 (unlimited shares authorized):
Net assets	$33,585,904	$7,244,981	$7,040,582	$31,975,117	$5,735,619
Shares of beneficial interest issued and outstanding	3,367,586	750,911	1,063,338	2,721,581	2,219,024
Net asset value, offering and redemption price per share	$9.97	$9.65	$6.62	$11.75	$2.58

Class 3 (unlimited shares authorized):
Net assets	$88,874,922	$15,529,485	$52,061,292	$49,293,429	$21,324,654
Shares of beneficial interest issued and outstanding	8,956,962	1,618,351	7,908,280	4,219,098	8,297,016
Net asset value, offering and redemption price per share	$9.92	$9.60	$6.58	$11.68	$2.57

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$385,155,110	$503,408,567	$178,564,157	$425,807,385	$312,469,332	$474,731,845
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	9,130,007	1,020,000	—	6,993,950	—
Repurchase agreements (cost equals market value)	21,916,000	8,426,000	—	68,411,000	5,758,000	19,776,000

Total investments	407,071,110	520,964,574	179,584,157	494,218,385	325,221,282	494,507,845

Cash	656	365	158	265	11,557	451
Foreign cash*	—	1,951	19,308	15,096,733	2,836,244	—
Due from broker	—	—	—	9,247,837	—	—
Receivable for:
Fund shares sold	325,515	376,377	11,581	59,485	196,597	218,559
Dividends and interest	233,806	1,433,760	355,817	561,606	1,149,215	1,352,922
Investments sold	3,465,342	10,527,787	3,764,940	25,456	6,008,988	243
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,147	3,357	3,086	3,370	3,226	3,381
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	704,736	—	1,222,092	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	411,099,576	534,012,907	183,739,047	520,435,229	335,427,109	496,083,401

LIABILITIES:
Payable for:
Fund shares redeemed	549,901	1,033,914	333,460	511,899	1,119,698	506,759
Investments purchased	6,606,993	26,841,668	3,959,043	5,237,773	5,254,765	540,397
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	13,551	—
Investment advisory and management fees	307,239	378,808	125,001	360,113	305,083	350,034
Service fees — Class 2	4,667	3,401	1,749	6,465	2,461	93,273
Service fees — Class 3	74,626	56,458	6,686	68,088	33,529	7,530
Trustees’ fees and expenses	2,525	3,238	1,956	3,787	1,267	4,338
Other accrued expenses	104,204	306,398	162,791	367,772	571,523	279,636
Variation margin on futures contracts	—	—	—	2,252,171	—	—
Due to investment advisor expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	202,054
Due to broker	—	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,027,732	—	715,741	1,408,547	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	1,777,688	—
Commitments (Note 14)	—	—	—	—	—	—

Total liabilities	7,650,155	29,651,617	4,590,686	9,523,809	10,488,112	1,984,021

NET ASSETS	$403,449,421	$504,361,290	$179,148,361	$510,911,420	$324,938,997	$494,099,380

* Cost
Long-term investment securities (unaffiliated)	$421,455,065	$541,367,342	$176,467,253	$377,412,141	$311,295,276	$424,152,323

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$9,130,007	$1,020,000	$—	$6,993,950	$—

Foreign cash	$—	$1,961	$19,613	$15,284,052	$2,847,305	$(201,692)

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2008 (unaudited)

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$387,979,903	$482,322,514	$253,879,311	$419,205,677	$239,488,020	$373,170,115
Accumulated undistributed net investment income (loss)	1,621,882	18,777,357	5,261,627	20,029,884	4,258,483	21,365,493
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	50,147,591	41,538,398	(82,108,720)	23,270,258	82,361,378	48,928,805
Unrealized appreciation (depreciation) on investments	(36,299,955)	(37,958,775)	2,096,904	48,395,244	1,174,056	50,579,522
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(179,545)	(1,777,688)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(318,204)	19,239	369,819	(1,408,812)	55,445
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(179,917)	843,560	—

NET ASSETS	$403,449,421	$504,361,290	$179,148,361	$510,911,420	$324,938,997	$494,099,380

Class 1 (unlimited shares authorized):
Net assets	$—	$206,096,318	$134,504,040	$141,695,781	$147,269,395	$—
Shares of beneficial interest issued and outstanding	—	15,205,838	8,830,566	13,284,037	8,515,457	—
Net asset value, offering and redemption price per share	$—	$13.55	$15.23	$10.67	$17.29	$—

Class 2 (unlimited shares authorized):
Net assets	$37,351,037	$26,725,344	$13,367,119	$50,158,481	$19,160,401	$57,933,943
Shares of beneficial interest issued and outstanding	2,292,818	1,969,911	882,014	4,734,512	1,113,959	3,158,524
Net asset value, offering and redemption price per share	$16.29	$13.57	$15.16	$10.59	$17.20	$18.34

Class 3 (unlimited shares authorized):
Net assets	$366,098,384	$271,539,628	$31,277,202	$319,057,158	$158,509,201	$436,165,437
Shares of beneficial interest issued and outstanding	22,531,392	20,060,136	2,070,323	30,181,286	9,245,163	23,814,708
Net asset value, offering and redemption price per share	$16.25	$13.54	$15.11	$10.57	$17.15	$18.31

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the Period Ended July 31, 2008 (unaudited)

				High-	Total
	Cash	Corporate	Global	Yield	Return
	Management	Bond	Bond	Bond	Bond†

Investment Income:
Dividends (unaffiliated)	$—	$92,785	$41,127	$305,927	$20,678
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	9,234,685	28,584,170	5,698,391	14,544,369	2,183,809

Total investment income*	9,234,685	28,676,955	5,739,518	14,850,296	2,204,487
Expenses:
Investment advisory and management fees	1,386,773	2,327,749	910,914	894,070	299,018
Service fees:
Class 2	49,309	43,385	19,151	21,595	5,477
Class 3	358,936	677,094	174,172	129,093	19,811
Custodian and accounting fees	63,158	132,478	40,874	52,790	21,982
Reports to shareholders	79,796	106,345	32,231	28,930	23,391
Audit and tax fees	14,901	17,426	19,210	17,426	18,091
Legal fees	9,761	8,443	4,742	6,028	4,510
Trustees’ fees and expenses	23,869	21,539	6,114	8,893	2,427
Interest expense	—	267	—	2,990	21
Interest expense on securities sold short	—	—	—	46,476	—
Other expenses	4,670	4,105	2,724	2,747	2,718

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,991,173	3,338,831	1,210,132	1,211,038	397,446
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—
Custody credits earned on cash balances	(2,594)	(1,949)	(2,910)	(5,282)	(1,274)
Fees paid indirectly (Note 6)	—	—	—	—	—

Net expenses	1,988,579	3,336,882	1,207,222	1,205,756	396,172

Net investment income (loss)	7,246,106	25,340,073	4,532,296	13,644,540	1,808,315

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(5,220,425)	1,033,995	2,630,760	(2,208,818)	(1,342,708)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(810,074)	(3,232,489)	—	266,185
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(5)	711,799	39	(113,725)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(5,220,425)	223,916	110,070	(2,208,779)	(1,190,248)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(977,335)	(39,270,379)	(9,821,423)	(10,850,998)	(1,796,807)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	663,049	(2,297,344)	—	6,904
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	2	(80,831)	10,892	(12,648)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	68,343	11,362
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(977,335)	(38,607,328)	(12,199,598)	(10,771,763)	(1,791,189)

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,197,760)	(38,383,412)	(12,089,528)	(12,980,542)	(2,981,437)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,048,346	$(13,043,339)	$(7,557,232)	$663,998	$(1,173,122)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$7,069	$6,177	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Period Ended July 31, 2008 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

Investment Income:
Dividends (unaffiliated)	$1,120,653	$7,267,662	$946,977	$300,844	$3,192,616
Dividends (affiliated)	—	—	—	2,482	—
Interest (unaffiliated)	1,700,555	11,519,777	26,112	3,090	31,375

Total investment income*	2,821,208	18,787,439	973,089	306,416	3,223,991
Expenses:
Investment advisory and management fees	588,178	3,492,819	234,101	57,995	1,325,455
Service fees:
Class 2	13,061	78,909	4,614	—	19,510
Class 3	24,511	541,083	12,322	—	35,252
Custodian and accounting fees	67,859	162,817	49,027	25,476	53,514
Reports to shareholders	23,141	125,040	6,516	2,615	47,001
Audit and tax fees	15,638	14,229	15,043	8,231	15,043
Legal fees	3,779	12,960	4,334	3,702	7,138
Trustees’ fees and expenses	5,486	31,081	1,883	1,078	13,415
Interest expense	—	59	—	—	695
Interest expense on securities sold short	—	—	—	—	—
Other expenses	7,284	13,178	6,067	3,912	7,662

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	748,937	4,472,175	333,907	103,009	1,524,685
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	(23,262)	—
Custody credits earned on cash balances	(306)	(887)	(848)	(7)	(100)
Fees paid indirectly (Note 6)	(6,422)	(76,541)	(3,515)	—	(18,406)

Net expenses	742,209	4,394,747	329,544	79,740	1,506,179

Net investment income (loss)	2,078,999	14,392,692	643,545	226,676	1,717,812

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(2,868,499)	(25,899,071)	65,198	19,341	19,461,482
Net realized gain (loss) on investments (affiliated)	—	—	—	(9,593)	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(132,417)	—	—	(149,417)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	2,094	(436,719)	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(3,000,916)	(25,896,977)	(371,521)	(139,669)	19,461,482

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(8,459,341)	(45,655,491)	(2,090,228)	(2,223,139)	(58,457,067)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	(174,471)	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(102,531)	—	—	81,715	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(9,073)	129,230	—	—
Change in unrealized appreciation (depreciation) on securities sold short	16,157	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(8,545,715)	(45,664,564)	(1,960,998)	(2,315,895)	(58,457,067)

Net realized and unrealized gain (loss) on investments and foreign currencies	(11,546,631)	(71,561,541)	(2,332,519)	(2,455,564)	(38,995,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,467,632)	$(57,168,849)	$(1,688,974)	$(2,228,888)	$(37,277,773)

* Net of foreign withholding taxes on interest and dividends of	$720	$107,823	$46,688	$16	$25,056

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Period Ended July 31, 2008 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,474,745	$18,522,605	$1,312,197	$3,399,981	$366,128
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,334	534,179	5,986	50,372	5,342

Total investment income*	1,477,079	19,056,784	1,318,183	3,450,353	371,470
EXPENSES:
Investment advisory and management fees	653,541	7,620,233	212,856	2,227,659	334,476
Service fees:
Class 2	10,631	129,951	9,298	39,572	3,754
Class 3	67,853	894,748	22,718	287,330	69,216
Custodian and accounting fees	73,294	315,305	14,710	71,267	43,287
Reports to shareholders	24,660	238,064	7,763	90,022	4,782
Audit and tax fees	15,043	15,043	15,043	15,043	16,438
Legal fees	7,304	20,473	4,106	8,860	5,311
Trustees’ fees and expenses	5,632	64,773	2,573	21,417	1,703
Interest expense	247	—	757	724	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	5,583	24,275	4,601	9,730	6,873

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	863,788	9,322,865	294,425	2,771,624	485,840
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(18,944)
Custody credits earned on cash balances	(512)	(816)	(234)	(347)	(391)
Fees paid indirectly (Note 6)	—	(46,515)	(2,822)	(42,487)	—

Net expenses	863,276	9,275,534	291,369	2,728,790	466,505

Net investment income (loss)	613,803	9,781,250	1,026,814	721,563	(95,035)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(14,527,965)	60,111,847	835,627	(8,771,202)	(1,855,430)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(149)	(104,977)	—	—	2,604
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(14,528,114)	60,006,870	835,627	(8,771,202)	(1,852,826)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,125,687	(258,630,499)	(10,042,409)	(12,266,008)	(682,013)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(6,222)	—	—	(710)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	2,125,687	(258,636,721)	(10,042,409)	(12,266,008)	(682,723)

Net realized and unrealized gain (loss) on investments and foreign currencies	(12,402,427)	(198,629,851)	(9,206,782)	(21,037,210)	(2,535,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,788,624)	$(188,848,601)	$(8,179,968)	$(20,315,647)	$(2,630,584)

* Net of foreign withholding taxes on interest and dividends of	$189	$286,250	$—	$90,205	$17,609

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Period Ended July 31, 2008 (unaudited)

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

Investment Income:
Dividends (unaffiliated)	$1,983,703	$630,856	$208,484	$4,911,857	$842,614
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	19,915	31,949	12,171	338,809	54,159

Total investment income*	2,003,618	662,805	220,655	5,250,666	896,773
Expenses:
Investment advisory and management fees	689,094	883,254	152,929	1,018,720	501,946
Service fees:
Class 2	16,682	4,733	6,325	15,811	—
Class 3	67,906	107,767	20,773	191,150	117,664
Custodian and accounting fees	30,881	34,209	14,416	32,909	18,154
Reports to shareholders	17,714	23,534	3,406	28,783	9,659
Audit and tax fees	15,043	15,043	6,697	15,043	15,043
Legal fees	4,980	4,604	3,717	5,720	3,859
Trustees’ fees and expenses	6,069	4,813	1,408	8,857	2,294
Interest expense	—	—	12	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	5,743	5,092	4,335	6,705	4,624

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	854,112	1,083,049	214,018	1,323,698	673,243
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	(1,169)	—	—
Custody credits earned on cash balances	(61)	(45)	(52)	(211)	(302)
Fees paid indirectly (Note 6)	(11,469)	(41,312)	(2,815)	(3,816)	—

Net expenses	842,582	1,041,692	209,982	1,319,671	672,941

Net investment income (loss)	1,161,036	(378,887)	10,673	3,930,995	223,832

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,576,439	2,718,167	(23,847)	(5,197,263)	991,011
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	4,383	—	—	(5,127)	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	14	—	—

Net realized gain (loss) on investments and foreign currencies	3,580,822	2,718,167	(23,833)	(5,202,390)	991,011

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(11,196,475)	1,279,753	(1,310,956)	(10,312,922)	(5,205,923)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(5,106)	127	—	10	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(11,201,581)	1,279,880	(1,310,956)	(10,312,912)	(5,205,923)

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,620,759)	3,998,047	(1,334,789)	(15,515,302)	(4,214,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,459,723)	$3,619,160	$(1,324,116)	$(11,584,307)	$(3,991,080)

* Net of foreign withholding taxes on interest and dividends of	$64,123	$4,073	$268	$1,600	$3,269

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Period Ended July 31, 2008 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

Investment Income:
Dividends (unaffiliated)	$402,072	$343,816	$97,817	$925,462	$150,480
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	15,509	151,011	8,871	24,087	4,560

Total investment income*	417,581	494,827	106,688	949,549	155,040
Expenses:
Investment advisory and management fees	816,732	442,391	270,846	544,759	225,605
Service fees:
Class 2	26,456	6,730	5,645	25,574	4,843
Class 3	113,351	22,166	57,192	61,510	26,720
Custodian and accounting fees	42,097	28,736	28,007	29,827	24,994
Reports to shareholders	20,106	14,071	7,095	11,487	14,259
Audit and tax fees	15,043	15,043	16,438	15,043	16,999
Legal fees	7,282	4,504	3,906	4,362	3,921
Trustees’ fees and expenses	6,255	4,100	2,497	4,009	1,434
Interest expense	—	—	—	—	192
Interest expense on securities sold short	—	—	—	—	—
Other expenses	5,740	5,142	11,979	3,580	5,181

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,053,062	542,883	403,605	700,151	324,148
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(22,560)
Custody credits earned on cash balances	(285)	(5,351)	(1,801)	(193)	(54)
Fees paid indirectly (Note 6)	(7,949)	(68,162)	—	(1,540)	(11,008)

Net expenses	1,044,828	469,370	401,804	698,418	290,526

Net investment income (loss)	(627,247)	25,457	(295,116)	251,131	(135,486)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(2,735,445)	(25,184,943)	(1,723,526)	984,573	(2,557,217)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	6,928	(6,797)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(2,735,445)	(25,184,943)	(1,723,526)	991,501	(2,564,014)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,411,583	5,416,241	847,563	(5,901,227)	890,619
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(6,928)	416
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	3,411,583	5,416,241	847,563	(5,908,155)	891,035

Net realized and unrealized gain (loss) on investments and foreign currencies	676,138	(19,768,702)	(875,963)	(4,916,654)	(1,672,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,891	$(19,743,245)	$(1,171,079)	$(4,665,523)	$(1,808,465)

* Net of foreign withholding taxes on interest and dividends of	$—	$410	$1,086	$11,119	$11,612

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Period Ended July 31, 2008 (unaudited)

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

Investment Income:
Dividends (unaffiliated)	$3,133,786	$12,115,364	$3,499,244	$9,642,915	$3,994,551	$13,286,212
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	41,156	128,406	6,216	315,495	286,191	40,426

Total investment income*	3,174,942	12,243,770	3,505,460	9,958,410	4,280,742	13,326,638
Expenses:
Investment advisory and management fees	1,854,187	2,339,406	811,238	2,212,724	1,945,688	2,162,919
Service fees:
Class 2	29,893	23,346	11,843	40,181	16,553	47,899
Class 3	447,964	326,295	42,941	413,087	204,597	577,343
Custodian and accounting fees	45,925	227,986	105,024	293,776	367,228	190,195
Reports to shareholders	32,654	59,468	27,202	60,258	48,460	77,209
Audit and tax fees	14,673	16,460	18,258	18,258	18,258	17,484
Legal fees	6,009	7,807	5,069	7,172	6,330	7,317
Trustees’ fees and expenses	11,043	15,182	6,781	15,708	9,993	16,260
Interest expense	—	125	2,750	—	—	450
Interest expense on securities sold short	—	—	—	—	—	—
Other expenses	4,493	8,955	9,128	11,264	7,667	8,982

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,446,841	3,025,030	1,040,234	3,072,428	2,624,774	3,106,058
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—	—
Custody credits earned on cash balances	(685)	(629)	(201)	(79)	(1,204)	(977)
Fees paid indirectly (Note 6)	(14,898)	(9,177)	—	—	(63,350)	—

Net expenses	2,431,258	3,015,224	1,040,033	3,072,349	2,560,220	3,105,081

Net investment income (loss)	743,684	9,228,546	2,465,427	6,886,061	1,720,522	10,221,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	20,848,405	(6,681,343)	(3,385,422)	20,753,795	(11,202,977)	10,082,358
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	(7,476,464)	(2,927)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(2,677,472)	13,455	3,593,676	(519,527)	(612,070)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	20,848,405	(9,358,815)	(3,371,967)	16,871,007	(11,725,431)	9,470,288

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(32,325,970)	(23,133,858)	(12,649,721)	(51,510,728)	(7,060,116)	(67,530,594)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	3,354,308	(3,311,960)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	2,161,661	18,666	(25,834)	(1,413,135)	101,173
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	218,149	1,013,787.00	—

Net unrealized gain (loss) on investments and foreign currencies	(32,325,970)	(20,972,197)	(12,631,055)	(47,964,105)	(10,771,424)	(67,429,421)

Net realized and unrealized gain (loss) on investments and foreign currencies	(11,477,565)	(30,331,012)	(16,003,022)	(31,093,098)	(22,496,855)	(57,959,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,733,881)	$(21,102,466)	$(13,537,595)	$(24,207,037)	$(20,776,333)	$(47,737,576)

* Net of foreign withholding taxes on interest and dividends of	$4,195	$1,505,784	$251,751	$865,884	$366,053	$1,419,371

** Net of foreign withholding taxes on capital gains of	$—	$—	$22,965	$137,839	$945,588	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash		Corporate		Global
	Management		Bond		Bond

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$7,246,106	$25,385,950	$25,340,073	$37,899,146	$4,532,296	$7,738,419
Net realized gain (loss) on investments and foreign currencies	(5,220,425)	10,434	223,916	7,360,771	110,070	2,050,030
Net unrealized gain (loss) on investments and foreign currencies	(977,335)	(3,111,293)	(38,607,328)	322,579	(12,199,598)	20,122,786

Net increase (decrease) in net assets resulting from operations	1,048,346	22,285,091	(13,043,339)	45,582,496	(7,557,232)	29,911,235

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(9,354,354)	—	(11,247,572)	—	(535,084)
Net investment income — Class 2	—	(2,193,664)	—	(2,183,600)	—	(78,253)
Net investment income — Class 3	—	(8,218,500)	—	(15,409,120)	—	(242,065)
Net realized gain on securities — Class 1	—	—	—	—	—	(411,185)
Net realized gain on securities — Class 2	—	—	—	—	—	(81,781)
Net realized gain on securities — Class 3	—	—	—	—	—	(324,474)

Total distributions to shareholders	—	(19,766,518)	—	(28,840,292)	—	(1,672,842)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(27,045,607)	203,214,845	78,176,648	218,086,435	58,940,634	65,004,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,997,261)	205,733,418	65,133,309	234,828,639	51,383,402	93,242,797

NET ASSETS:
Beginning of period	$659,841,307	$454,107,889	$845,356,149	$610,527,510	$247,448,726	$154,205,929

End of period†	$633,844,046	$659,841,307	$910,489,458	$845,356,149	$298,832,128	$247,448,726

† Includes accumulated undistributed net investment income (loss)	$32,632,057	$25,385,950	$63,163,313	$37,823,239	$12,893,409	$8,361,113

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	High-Yield		Total Return
	Bond		Bond††		Balanced

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$13,644,540	$26,041,805	$1,808,315	$5,611,202	$2,078,999	$5,196,964
Net realized gain (loss) on investments and foreign currencies	(2,208,779)	8,803,092	(1,190,248)	2,668,629	(3,000,916)	12,651,438
Net unrealized gain (loss) on investments and foreign currencies	(10,771,763)	(42,389,635)	(1,791,189)	(3,477,196)	(8,545,715)	(15,510,348)

Net increase (decrease) in net assets resulting from operations	663,998	(7,544,738)	(1,173,122)	4,802,635	(9,467,632)	2,338,054

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(14,470,782)	—	(4,568,451)	—	(4,918,893)
Net investment income — Class 2	—	(2,847,315)	—	(495,749)	—	(564,189)
Net investment income — Class 3	—	(7,829,829)	—	(386,894)	—	(528,238)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(25,147,926)	—	(5,451,094)	—	(6,011,320)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(19,562,901)	(46,659,374)	35,574,913	(3,397,332)	(15,193,697)	(35,454,432)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,898,903)	(79,352,038)	34,401,791	(4,045,791)	(24,661,329)	(39,127,698)

NET ASSETS:
Beginning of period	$287,542,758	$366,894,796	$81,710,900	$85,756,691	$190,865,317	$229,993,015

End of period†	$268,643,855	$287,542,758	$116,112,691	$81,710,900	$166,203,988	$190,865,317

† Includes accumulated undistributed net investment income (loss)	$36,335,463	$22,690,923	$7,595,847	$5,787,532	$7,349,118	$5,270,119

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Total		Telecom		Equity
	Return		Utility		Index

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$14,392,692	$29,480,032	$643,545	$1,451,239	$226,676	$506,753
Net realized gain (loss) on investments and foreign currencies	(25,896,977)	53,787,219	(371,521)	14,631,406	(139,669)	1,250,909
Net unrealized gain (loss) on investments and foreign currencies	(45,664,564)	(80,374,121)	(1,960,998)	(9,927,009)	(2,315,895)	(2,352,046)

Net increase (decrease) in net assets resulting from operations	(57,168,849)	2,893,130	(1,688,974)	6,155,636	(2,228,888)	(594,384)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(16,140,662)	—	(1,455,312)	—	(524,223)
Net investment income — Class 2	—	(3,110,705)	—	(187,609)	—	—
Net investment income — Class 3	—	(10,059,199)	—	(148,452)	—	—
Net realized gain on securities — Class 1	—	(28,681,887)	—	—	—	—
Net realized gain on securities — Class 2	—	(5,840,842)	—	—	—	—
Net realized gain on securities — Class 3	—	(19,746,883)	—	—	—	—

Total distributions to shareholders	—	(83,580,178)	—	(1,791,373)	—	(524,223)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(38,765,881)	70,916,337	1,611,026	(2,311,901)	(1,238,217)	(6,529,141)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,934,730)	(9,770,711)	(77,948)	2,052,362	(3,467,105)	(7,647,498)

NET ASSETS:
Beginning of period	$1,117,824,409	$1,127,595,120	$60,516,242	$58,463,880	$30,261,239	$37,908,987

End of period†	$1,021,889,679	$1,117,824,409	$60,438,294	$60,516,242	$26,794,134	$30,261,239

† Includes accumulated undistributed net investment income (loss)	$44,282,091	$29,889,399	$1,959,664	$1,316,120	$733,429	$506,753

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Equity		Davis Venture
	Growth-Income		Opportunities		Value

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$1,717,812	$3,839,609	$613,803	$2,024,353	$9,781,250	$28,378,514
Net realized gain (loss) on investments and foreign currencies	19,461,482	67,759,457	(14,528,114)	24,258,565	60,006,870	268,095,662
Net unrealized gain (loss) on investments and foreign currencies	(58,457,067)	(73,188,482)	2,125,687	(40,451,524)	(258,636,721)	(309,791,694)

Net increase (decrease) in net assets resulting from operations	(37,277,773)	(1,589,416)	(11,788,624)	(14,168,606)	(188,848,601)	(13,317,518)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(4,599,711)	—	(2,329,639)	—	(13,678,269)
Net investment income — Class 2	—	(276,121)	—	(292,185)	—	(1,611,738)
Net investment income — Class 3	—	(212,034)	—	(971,464)	—	(5,178,645)
Net realized gain on securities — Class 1	—	—	—	(13,227,676)	—	(68,233,462)
Net realized gain on securities — Class 2	—	—	—	(1,797,960)	—	(9,429,351)
Net realized gain on securities — Class 3	—	—	—	(6,321,522)	—	(34,046,336)

Total distributions to shareholders	—	(5,087,866)	—	(24,940,446)	—	(132,177,801)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(53,370,009)	(143,411,636)	(16,783,374)	(19,043,085)	(144,246,752)	(163,929,328)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(90,647,782)	(150,088,918)	(28,571,998)	(58,152,137)	(333,095,353)	(309,424,647)

NET ASSETS:
Beginning of period	$478,305,631	$628,394,549	$183,581,325	$241,733,462	$2,269,563,766	$2,578,988,413

End of period†	$387,657,849	$478,305,631	$155,009,327	$183,581,325	$1,936,468,413	$2,269,563,766

† Includes accumulated undistributed net investment income (loss)	$5,557,421	$3,839,609	$2,640,339	$2,026,536	$38,117,786	$28,336,536

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	“Dogs” of		Alliance		Capital
	Wall Street		Growth		Growth

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$1,026,814	$2,010,821	$721,563	$677,344	$(95,035)	$(145,635)
Net realized gain (loss) on investments and foreign currencies	835,627	11,835,476	(8,771,202)	104,132,742	(1,852,826)	2,881,985
Net unrealized gain (loss) on investments and foreign currencies	(10,042,409)	(16,410,130)	(12,266,008)	(95,783,539)	(682,723)	(4,534,719)

Net increase (decrease) in net assets resulting from operations	(8,179,968)	(2,563,833)	(20,315,647)	9,026,547	(2,630,584)	(1,798,369)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,337,422)	—	(264,375)	—	(214,546)
Net investment income — Class 2	—	(400,954)	—	—	—	(60,259)
Net investment income — Class 3	—	(477,922)	—	—	—	(261,766)
Net realized gain on securities — Class 1	—	(3,111,717)	—	—	—	—
Net realized gain on securities — Class 2	—	(985,367)	—	—	—	—
Net realized gain on securities — Class 3	—	(1,218,785)	—	—	—	—

Total distributions to shareholders	—	(7,532,167)	—	(264,375)	—	(536,571)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(6,279,996)	(19,610,584)	(71,567,138)	(178,253,326)	20,118,871	35,073,413

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,459,964)	(29,706,584)	(91,882,785)	(169,491,154)	17,488,287	32,738,473

NET ASSETS:
Beginning of period	$78,570,696	$108,277,280	$762,016,805	$931,507,959	$62,757,197	$30,018,724

End of period†	$64,110,732	$78,570,696	$670,134,020	$762,016,805	$80,245,484	$62,757,197

† Includes accumulated undistributed net investment income (loss)	$3,037,634	$2,010,821	$1,398,741	$677,178	$(440,385)	$(345,351)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Massachusetts		Fundamental		Blue Chip
	Investors Trust		Growth		Growth

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$1,161,036	$1,713,347	$(378,887)	$(115,517)	$10,673	$109,614
Net realized gain (loss) on investments and foreign currencies	3,580,822	23,483,896	2,718,167	22,283,849	(23,833)	2,305,162
Net unrealized gain (loss) on investments and foreign currencies	(11,201,581)	(17,369,231)	1,279,880	(23,878,393)	(1,310,956)	(1,662,510)

Net increase (decrease) in net assets resulting from operations	(6,459,723)	7,828,012	3,619,160	(1,710,061)	(1,324,116)	752,266

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,659,763)	—	—	—	(75,762)
Net investment income — Class 2	—	(273,042)	—	—	—	(20,413)
Net investment income — Class 3	—	(547,777)	—	—	—	(21,418)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(2,480,582)	—	—	—	(117,593)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(5,488,054)	(49,045,033)	21,792,996	16,358,105	(3,073,550)	(2,900,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,947,777)	(43,697,603)	25,412,156	14,648,044	(4,397,666)	(2,266,009)

NET ASSETS:
Beginning of period	$204,886,391	$248,583,994	$188,550,257	$173,902,213	$45,298,078	$47,564,087

End of period†	$192,938,614	$204,886,391	$213,962,413	$188,550,257	$40,900,412	$45,298,078

† Includes accumulated undistributed net investment income (loss)	$2,883,271	$1,722,235	$(378,887)	$—	$120,430	$109,757

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Real		Small Company		Mid-Cap
	Estate		Value		Growth

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$3,930,995	$6,530,247	$223,832	$241,641	$(627,247)	$(1,206,466)
Net realized gain (loss) on investments and foreign currencies	(5,202,390)	34,962,256	991,011	1,315,480	(2,735,445)	37,298,905
Net unrealized gain (loss) on investments and foreign currencies	(10,312,912)	(116,620,420)	(5,205,923)	(11,704,860)	3,411,583	(32,110,930)

Net increase (decrease) in net assets resulting from operations	(11,584,307)	(75,127,917)	(3,991,080)	(10,147,739)	48,891	3,981,509

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,881,161)	—	—	—	(258,731)
Net investment income — Class 2	—	(369,809)	—	—	—	(52,246)
Net investment income — Class 3	—	(1,789,510)	—	—	—	(34,300)
Net realized gain on securities — Class 1	—	(19,754,822)	—	(114,436)	—	—
Net realized gain on securities — Class 2	—	(4,327,148)	—	—	—	—
Net realized gain on securities — Class 3	—	(22,559,589)	—	(937,729)	—	—

Total distributions to shareholders	—	(50,682,039)	—	(1,052,165)	—	(345,277)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	10,080,135	29,182,037	26,365,798	62,403,320	(11,698,157)	(34,554,719)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,504,172)	(96,627,919)	22,374,718	51,203,416	(11,649,266)	(30,918,487)

NET ASSETS:
Beginning of period	$267,317,586	$363,945,505	$90,111,120	$38,907,704	$214,358,093	$245,276,580

End of period†	$265,813,414	$267,317,586	$112,485,838	$90,111,120	$202,708,827	$214,358,093

† Includes accumulated undistributed net investment income (loss)	$10,402,590	$6,471,595	$465,473	$241,641	$(627,247)	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Aggressive		Growth		Marsico Focused
	Growth		Opportunities		Growth

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$25,457	$531,584	$(295,116)	$(599,104)	$251,131	$352,488
Net realized gain (loss) on investments and foreign currencies	(25,184,943)	(322,743)	(1,723,526)	7,337,819	991,501	20,853,497
Net unrealized gain (loss) on investments and foreign currencies	5,416,241	(15,464,087)	847,563	(2,407,865)	(5,908,155)	(23,235,845)

Net increase (decrease) in net assets resulting from operations	(19,743,245)	(15,255,246)	(1,171,079)	4,330,850	(4,665,523)	(2,029,860)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(778,938)	—	—	—	(112,785)
Net investment income — Class 2	—	(61,202)	—	—	—	(26,652)
Net investment income — Class 3	—	(84,314)	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	(2,825,015)
Net realized gain on securities — Class 2	—	—	—	—	—	(2,086,488)
Net realized gain on securities — Class 3	—	—	—	—	—	(2,479,170)

Total distributions to shareholders	—	(924,454)	—	—	—	(7,530,110)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(11,684,789)	(33,557,722)	2,850,457	5,028,272	(7,664,254)	(13,765,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,428,034)	(49,737,422)	1,679,378	9,359,122	(12,329,777)	(23,325,057)

NET ASSETS:
Beginning of period	$131,990,032	$181,727,454	$75,112,251	$65,753,129	$134,973,306	$158,298,363

End of period†	$100,561,998	$131,990,032	$76,791,629	$75,112,251	$122,643,529	$134,973.306

† Includes accumulated undistributed net investment income (loss)	$(1,175,647)	$532,486	$(295,116)	$—	$615,857	$364,726

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Small &		International
			Mid Cap		Growth and
	Technology		Value		Income

	For the		For the		For the
	six months ended	For the	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$(135,486)	$(10,288)	$743,684	$878,198	$9,228,546	$9,857,688
Net realized gain (loss) on investments and foreign currencies	(2,564,014)	3,227,861	20,848,405	29,582,371	(9,358,815)	51,237,733
Net unrealized gain (loss) on investments and foreign currencies	891,035	(4,994,606)	(32,325,970)	(49,156,918)	(20,972,197)	(92,472,770)

Net increase (decrease) in net assets resulting from operations	(1,808,465)	(1,777,033)	(10,733,881)	(18,696,349)	(21,102,466)	(31,377,349)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(4,989,415)
Net investment income — Class 2	—	—	—	(255,200)	—	(632,146)
Net investment income — Class 3	—	—	—	(1,523,368)	—	(3,184,668)
Net realized gain on securities — Class 1	—	—	—	—	—	(36,064,990)
Net realized gain on securities — Class 2	—	—	—	(2,134,206)	—	(4,957,112)
Net realized gain on securities — Class 3	—	—	—	(15,360,009)	—	(26,367,575)

Total distributions to shareholders	—	—	—	(19,272,783)	—	(76,195,906)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(370,930)	8,644,884	29,344,185	82,682,953	112,520	136,917,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,179,395)	6,867,851	18,610,304	44,713,821	(20,989,946)	29,344,151

NET ASSETS:
Beginning of period	$46,370,730	$39,502,879	$384,839,117	$340,125,296	$525,351,236	$496,007,085

End of period†	$44,191,335	$46,370,730	$403,449,421	$384,839,117	$504,361,290	$525,351,236

† Includes accumulated undistributed net investment income (loss)	$(135,609)	$(124)	$1,621,882	$878,198	$18,777,357	$9,548,811

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			International
	Global		Diversified
	Equities		Equities

	For the		For the
	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$2,465,427	$2,849,235	$6,886,061	$7,866,899
Net realized gain (loss) on investments and foreign currencies	(3,371,967)	31,609,654	$16,871,007	66,121,862
Net unrealized gain (loss) on investments and foreign currencies	(12,631,055)	(32,614,930)	$(47,964,105)	(55,041,021)

Net increase (decrease) in net assets resulting from operations	(13,537,595)	1,843,959	$(24,207,037)	18,947,740

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,351,714)	—	(3,806,811)
Net investment income — Class 2	—	(221,717)	—	(1,219,334)
Net investment income — Class 3	—	(393,404)	—	(6,289,323)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(2,966,835)	—	(11,315,468)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(25,960,996)	(40,005,405)	5,965,693	336,980

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,498,591)	(41,128,281)	(18,241,344)	7,969,252

NET ASSETS:
Beginning of period	$218,646,952	$259,775,233	$529,152,764	$521,183,512

End of period†	$179,148,361	$218,646,952	$510,911,420	$529,152,764

† Includes accumulated undistributed net investment income (loss)	$5,261,627	$2,796,200	$20,029,884	$13,143,823

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging		Foreign
	Markets		Value

	For the		For the
	six months ended	For the	six months ended	For the
	July 31,	year ended	July 31,	year ended
	2008	January 31,	2008	January 31,
	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$1,720,522	$2,335,244	$10,221,557	$12,542,329
Net realized gain (loss) on investments and foreign currencies	(11,725,431)	95,733,528	9,470,288	39,516,543
Net unrealized gain (loss) on investments and foreign currencies	(10,771,424)	(34,263,940)	(67,429,421)	(33,114,381)

Net increase (decrease) in net assets resulting from operations	(20,776,333)	63,804,832	(47,737,576)	18,944,491

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,736,654)	—	—
Net investment income — Class 2	—	(521,224)	—	(1,386,202)
Net investment income — Class 3	—	(2,588,477)	—	(8,916,961)
Net realized gain on securities — Class 1	—	(24,947,445)	—	—
Net realized gain on securities — Class 2	—	(3,708,660)	—	(2,195,090)
Net realized gain on securities — Class 3	—	(19,160,268)	—	(14,777,696)

Total distributions to shareholders	—	(54,662,728)	—	(27,275,949)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(10,589,687)	60,140,215	(5,355,568)	24,267,781

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,366,020)	69,282,319	(53,093,144)	15,936,323

NET ASSETS:
Beginning of period	$356,305,017	$287,022,698	$547,192,524	$531,256,201

End of period†	$324,938,997	$356,305,017	$494,099,380	$547,192,524

† Includes accumulated undistributed net investment income (loss)	$4,258,483	$2,537,961	$21,365,493	$11,143,936

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

On May 1, 2008, the name of the Worldwide High Income Portfolio, was changed to the Total Return Bond Portfolio. In addition, the Portfolio’s investment goal changed to seek maximum total return consistent with preservation of capital and prudent investment management. The Portfolio’s previous investment goal was to seek high total income and, secondarily, capital appreciation.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities (corporate bonds), but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield bonds.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500®.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth of capital and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies the subadviser believes offer potential for capital growth that have the prospect for improving sales and earnings growth rates.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The Emerging Markets Portfolio  seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio  seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of July 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	7.57%	$9,794,000
“Dogs” of Wall Street	0.77	994,000
Blue Chip Growth	1.01	1,306,000
Aggressive Growth	6.28	8,118,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated July 31, 2008, bearing interest at a rate of 1.54% per annum, with a principal amount of $129,347,000, a repurchase price of $129,352,533 and a maturity date of August 1, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bond	4.38%	02/15/2038	$135,145,000	$131,935,306

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:  During the period ended July 31, 2008, the Total Return Bond and Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts account for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (“the broker”). The Portfolios’ activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At July 31, 2008, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the International Diversified Equities Portfolio include amounts set aside for margin requirements for open futures contracts.

Options:  An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the period ended July 31, 2008 the following Portfolios had options written:

	Written Options
	Total Return
	Bond Portfolio		Balanced Portfolio
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding as of January 31, 2008	—	$—	(43)	$(26,101)
Options written	(46)	(25,041)	(146)	(106,713)
Options terminated in closing purchase transactions			143	103,857
Options exercised	—	—	—	—
Options expired (written)	—	—	38	25,418

Options outstanding as of July 31, 2008	(46)	$(25,041)	(8)	$(3,539)

Short Sales:  Certain Portfolios may engage in “short sales against the box.” A short sale against the box occurs when a Portfolio to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Swap Contracts:  Certain Portfolios have entered into credit default, interest rate, equity and/or total return swap contracts. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. The Portfolios amortize upfront payments and receipts on the swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

At July 31, 2008, the due to broker as disclosed in the Statement of Assets and Liabilities for the Global Bond Portfolio includes amounts set aside for collateral for swap contracts.

3. New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets,etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of July 31, 2008:

	Cash Management Portfolio		Corporate Portfolio		Global Bond Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$—	$—	$110,315,927	$832,796	$18,670,158	$851,652
Level 2 — Other Significant Observable Inputs	631,440,302	—	787,892,049	—	273,441,437	1,278,029
Level 3 — Significant Unobservable Inputs	4,718,011	—	638	—	—	—

Total	$636,158,313	$—	$898,208,614	$832,796	$292,111,595	$2,129,681

	High-Yield Bond Portfolio		Total Return Bond Portfolio#		Balanced Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$8,003,988	$—	$13,441,016	$(10,443)	$110,578,460	$56,799
Level 2 — Other Significant Observable Inputs	234,643,232	—	170,334,382	19,152	68,752,660	—
Level 3 — Significant Unobservable Inputs	19,931,626	—	163,566	—	0	—

Total	$262,578,846	$—	$183,938,964	$8,709	$179,331,120	$56,799

	MFS Total Return Portfolio		Telecom Utility Portfolio		Equity Index Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$677,911,906	$—	$48,159,079	$(36,664)	$25,986,516	$37,455
Level 2 — Other Significant Observable Inputs	342,750,441	—	12,337,695	—	1,086,314	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	0	—

Total	$1,020,662,347	$—	$60,496,774	$(36,664)	$27,072,830	$37,455

	Growth-Income Portfolio		Equity Opportunities Portfolio		Davis Venture Value Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$386,688,561	$—	$153,698,230	$—	$1,747,465,988	$—
Level 2 — Other Significant Observable Inputs	866,000	—	1,298,000	—	209,172,151	—
Level 3 — Significant Unobservable Inputs	—	—	0	—	—	—

Total	$387,554,561	$—	$154,996,230	$—	$1,956,638,139	$—

#	See Note 1

	‘Dogs’ of Wall Street Portfolio		Alliance Growth Portfolio		Capital Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$63,106,849	$—	$663,227,788	$—	$70,920,593	$—
Level 2 — Other Significant Observable Inputs	994,000	—	9,334,000	—	9,035,032	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$64,100,849	$—	$672,561,788	$—	$79,955,625	$—

	MFS Massachusetts Investor
	Trust Portfolio		Fundamental Growth Portfolio		Blue Chip Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$168,665,102	$—	$202,923,691	$—	$39,869,712	$—
Level 2 — Other Significant Observable Inputs	24,035,012	—	12,133,000	—	1,306,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$192,700,114	$—	$215,056,691	$—	$41,175,712	$—

	Real Estate Portfolio		Small Company Value Portfolio		Mid-Cap Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$210,151,740	$—	$106,392,799	$—	$199,180,009	$—
Level 2 — Other Significant Observable Inputs	58,023,342	—	6,158,000	—	3,888,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$268,175,082	$—	$112,550,799	$—	$203,068,009	$—

	Aggressive Growth Portfolio		Growth Opportunities Portfolio		Marsico Focused Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$91,041,077	$—	$68,979,068	$—	$112,711,290	$—
Level 2 — Other Significant Observable Inputs	8,118,000	—	7,954,000	—	9,280,845	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$99,159,077	$—	$76,933,068	$—	$121,992,135	$—

					International Growth
	Technology Portfolio		Small & Mid Cap Value Portfolio		and Income Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$40,233,989	$—	$385,155,110	$—	$38,896,967	$(322,996)
Level 2 — Other Significant Observable Inputs	4,970,351	—	21,916,000	—	482,067,607	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$45,204,340	$—	$407,071,110	$—	$520,964,574	$(322,996)

	Global Equities Portfolio		International Diversified Equities Portfolio		Emerging Markets Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$96,651,944	$—	$9,449,412	$326,806	$124,444,944	$(1,408,547)
Level 2 — Other Significant Observable Inputs	82,932,213	—	484,269,408	—	200,776,338	(1,777,688)
Level 3 — Significant Unobservable Inputs	—	—	499,565	—	—	—

Total	$179,584,157	$—	$494,218,385	$326,806	$325,221,282	$(3,186,235)

	Foreign Value Portfolio
	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*

Level 1 — Quoted Prices	$63,893,516	$—
Level 2 — Other Significant Observable Inputs	430,614,329	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$494,507,845	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Cash Management Portfolio		Corporate Portfolio		High-Yield Bond Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Balance as of 01/31/08	$18,770,562	$—	$638	$—	$6,084,556	$—
Accrued discounts/premiums	—	—	—	—	141,548	—
Realized gain(loss)	(5,220,425)	—	(100,000)	—	(73,864)	—
Change in unrealized appreciation(depreciation)	(912,166)	—	100,000	—	(194,602)	—
Net purchases(sales)	(7,919,960)	—	—	—	3,283,850	—
Transfers in and/or out of Level 3	—	—	—	—	10,690,138	—

Balance as of 07/31/08	$4,718,011	$—	$638	$—	$19,931,626	$—

	Total Return Bond Portfolio#		Balanced Portfolio		Equity Index Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Balance as of 01/31/08	$268,642	$—	$0	$—	$0	$—
Accrued discounts/premiums	12,037	—	—	—	—	—
Realized gain(loss)	87,980	—	—	—	—	—
Change in unrealized appreciation(depreciation)	(117,113)	—	—	—	—	—
Net purchases(sales)	(87,980)	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance as of 07/31/08	$163,566	$—	$0	$—	$0	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

International Diversified
	Equity Opportunities Portfolio		Equities Portfolio
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*

Balance as of 01/31/08	$0	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—	—
Net purchases(sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	499,565	—

Balance as of 07/31/08	$0	$—	$499,565	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

4. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2008
		Long-term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Cash Management	$25,385,950	$(892,062)	$(3,116,779)	$19,766,518	$—
Corporate Bond	37,917,598	(8,486,058)	1,221,025	28,840,292	—
Global Bond	10,497,733	—	20,860,398	1,314,755	358,087
High-Yield Bond	26,848,916	(92,889,374)	(16,391,953)	25,147,926	—
Total Return Bond#	6,047,781	(27,357,082)	(1,516,413)	5,451,095	—
Balanced	5,270,199	(93,465,435)	359,976	6,011,320	—
MFS Total Return	40,565,585	54,404,171	17,144,611	35,539,485	48,040,693
Telecom Utility	1,215,661	(25,674,156)	(2,678,874)	1,791,373	—
Equity Index	504,852	(2,800,023)	1,464,610	524,223	—
Growth-Income	3,839,610	44,109,964	85,386,810	5,087,866	—
Equity Opportunities	10,302,590	19,164,040	(12,384,146)	7,327,233	17,613,213
Davis Venture Value	35,917,875	255,288,656	676,662,102	20,468,652	111,709,149
“Dogs” of Wall Street	4,571,254	8,280,599	(5,398,227)	3,717,802	3,814,365
Alliance Growth	491,328	(700,007,669)	27,476,589	264,375	—
Capital Growth	—	(8,848,593)	(1,605,268)	536,571	—
MFS Massachusetts Investor Trust	1,722,702	(7,296,490)	24,877,615	2,480,582	—
Fundamental Growth	—	(145,770,804)	(3,009,974)	—	—
Blue Chip Growth	109,758	(1,787,849)	1,847,212	117,593	—
Real Estate	7,843,361	35,086,928	3,161,744	6,418,346	44,263,693
Small Company Value	748,618	808,503	(6,188,323)	74,800	977,365
Mid-Cap Growth	—	(163,972,247)	(1,306,068)	345,277	—
Aggressive Growth	533,040	(153,499,310)	(7,743,508)	924,454	—
Growth Opportunities	—	(9,181,170)	2,450,185	—	—
Marsico Focused Growth	2,017,129	19,342,862	23,694,739	139,437	7,390,673
Technology	—	(52,734,859)	(3,173,900)	—	—
Small & Mid Cap Value	6,060,855	24,399,717	(4,257,173)	4,806,073	14,466,710
International Growth & Income	30,466,753	33,903,929	(15,031,684)	36,599,692	39,596,215
Global Equities	3,532,656	(76,140,987)	11,719,284	2,966,835	—
International Diversified Equities	15,072,199	11,344,601	91,543,537	11,315,468	—
Emerging Markets	69,991,912	28,799,006	7,689,504	33,596,165	21,066,562
Foreign Value	16,748,926	36,175,564	115,974,334	11,862,116	15,413,833

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#	See Note 1.

As of January 31, 2008, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2010	2011	2012	2013	2014	2015

Cash Management	$805,188	$—	$5,964	$12,138	$46,929	$21,843
Corporate Bond	—	6,951,434	328,606	—	—	1,206,018
High-Yield Bond	19,999,848	72,889,526	—	—	—	—
Total Return Bond#	598,103	13,010,822	13,748,157	—	—	—
Balanced		65,929,711	27,535,724
MFS Total Return*	245,889	201,673	—	—	—	—
Telecom Utility	—	23,392,939	2,281,217	—	—	—
Equity Index	—	1,843,673	106,692	362,808	363,357	123,493
Davis Venture Value*	—	858,225	—	—	—	—
Alliance Growth	205,190,765	376,313,238	118,503,666	—	—	—
Capital Growth	—	8,848,593	—	—	—	—
MFS Massachusetts Investor Trust	—	3,296,610	3,999,880	—	—	—
Fundamental Growth	48,482,224	90,998,548	6,290,032	—	—	—
Blue Chip Growth	—	909,959	877,890	—	—	—
Mid-Cap Growth	—	163,972,247	—	—	—	—
Aggressive Growth	65,475,104	73,587,791	14,436,415	—	—	—
Growth Opportunities	—	9,181,170	—	—	—	—
Technology	25,459,973	22,987,768	3,503,244	—	783,874	—
Global Equities	—	51,176,204	24,964,783	—	—	—

#	See Note 1.
*	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax law.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments

Cash Management	$3,708	$(4,097,822)	$(4,094,114)	$640,252,427
Corporate Bond	6,058,925	(44,108,274)	(38,049,349)	936,257,963
Global Bond	14,947,634	(7,238,568)	7,709,066	284,402,529
High-Yield Bond	7,737,124	(34,939,910)	(27,202,786)	289,781,632
Total Return Bond#	434,795	(3,753,336)	(3,318,541)	187,257,503
Balanced	5,927,412	(14,010,621)	(8,083,209)	187,654,778
MFS Total Return	44,947,023	(73,463,030)	(28,516,007)	1,049,178,354
Telecom Utility	1,997,046	(6,766,573)	(4,769,527)	65,266,300
Equity Index	7,221,843	(8,156,743)	(934,900)	28,007,729
Growth-Income	70,519,672	(43,589,929)	26,929,743	360,624,818
Equity Opportunities	5,435,354	(15,693,813)	(10,258,459)	165,254,689
Davis Venture Value	574,632,709	(156,608,766)	418,023,943	1,538,614,196
“Dogs” of Wall Street	1,292,785	(16,733,421)	(15,440,636)	79,541,485
Alliance Growth	62,316,069	(47,105,489)	15,210,580	657,351,208
Capital Growth	5,199,073	(7,486,354)	(2,287,281)	82,242,906
MFS Massachusetts Investors Trust	29,206,795	(15,529,404)	13,677,391	179,022,722
Fundamental Growth	11,535,713	(13,266,371)	(1,730,658)	216,787,349
Blue Chip Growth	4,004,861	(3,468,605)	536,256	40,639,456
Real Estate	24,352,678	(31,503,847)	(7,151,169)	275,326,252
Small Company Value	9,041,554	(20,435,800)	(11,394,246)	123,945,045
Mid-Cap Growth	20,430,435	(18,324,920)	2,105,515	200,962,494
Aggressive Growth	2,455,521	(4,782,788)	(2,327,267)	101,486,344
Growth Opportunities	6,189,318	(2,891,570)	3,297,748	73,635,320
Marsico Focused Growth	23,238,286	(5,451,701)	17,786,585	104,205,550
Technology	456,587	(2,739,503)	(2,282,916)	47,487,256

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments

Small & Mid Cap Value	34,574,992	(71,158,135)	(36,583,143)	443,654,253
International Growth and Income	23,966,514	(62,122,865)	(38,156,351)	559,120,925
Global Equities	9,925,872	(10,856,883)	(931,011)	180,515,168
International Diversified Equities	80,264,589	(36,330,941)	43,933,648	450,284,737
Emerging Markets	26,763,423	(25,968,131)	795,292	324,425,990
Foreign Value	93,053,283	(44,563,815)	48,489,468	446,018,377

#	See Note 1.

5. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  AIG SunAmerica Asset Management Corp. (“AIG SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”), as amended, with AIG SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that AIG SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, “Dogs” of Wall Street, Blue Chip Growth and Aggressive Growth Portfolios, therefore, AIG SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

		Management
Portfolio	Assets	Fees

Cash Management	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.70%
	> $50 million	0.60%
	> $150 million	0.55%
	> $250 million	0.50%
Global Bond	$0-$50 million	0.75%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
High-Yield Bond	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
Total Return Bond#*	> $0	0.60%
Balanced	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
MFS Total Return	$0-$50 million	0.70%
	> $50 million	0.65%
Telecom Utility	$0-$150 million	0.75%
	> $150 million	0.60%
	> $500 million	0.50%
Equity Index†	> $0	0.40%
Growth-Income	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
Equity Opportunities	$0-$50 million	0.80%
	> $50 million	0.75%
	> $250 million	0.70%
Davis Venture Value	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
“Dogs” of Wall Street	> $0	0.60%
Alliance Growth	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
Capital Growth†	$0-$50 million	0.90%
	> $50 million	0.85%
	> $200 million	0.80%
MFS Massachusetts	$0-$600 million	0.70%
Investors Trust	> $600 million	0.65%
	> $1.5 billion	0.60%
Fundamental Growth	$0-$150 million	0.85%
	> $150 million	0.80%
	> $300 million	0.70%
Blue Chip Growth	$0-$250 million	0.70%
	> $250 million	0.65%
	> $500 million	0.60%
Real Estate	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
Small Company Value	$0-$200 million	1.00%
	> $200 million	0.92%
	> $500 million	0.90%
Mid-Cap Growth	$0-$100 million	0.80%
	> $100 million	0.75%

		Management
Portfolio	Assets	Fees

Aggressive Growth	$0-$100 million	0.75%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.60%
Growth Opportunities	$0-$250 million	0.75%
	> $250 million	0.70%
	> $500 million	0.65%
Marsico Focused Growth	> $0	0.85%
Technology††	$0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Small & Mid Cap Value	$0-$250 million	0.95%
	> $250 million	0.90%
International Growth and	$0-$150 million	1.00%
Income	> $150 million	0.90%
	> $300 million	0.80%
Global Equities	$0-$50 million	0.90%
	> $50 million	0.80%
	> $150 million	0.70%
	> $300 million	0.65%
International Diversified	$0-$250 million	0.85%
Equities	> $250 million	0.80%
	> $500 million	0.75%
Emerging Markets	$0-$100 million	1.15%
	> $100 million	1.10%
	> $200 million	1.05%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.75%

#	See Note 1.
*	Prior to May 1, 2008, the management fees for the Total Return Bond Portfolio were 0.80% on the first $350 million and 0.75% on assets over $350 million.
†	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Capital Growth and Equity Index Portfolios.
††	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.

For the period ended July 31, 2008, the amount of the investment advisory fees waived were $7,249, $18,944, and $22,560, for the Equity Index Portfolio, Capital Growth Portfolio, and Technology Portfolio, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of AIG SAAMCo, which pays the subadvisers’ fees.

Effective May 1, 2008, Pacific Investments Management LLC (PIMCO) replaced Morgan Stanley Investment Management, Inc. as the subadviser to the Total Return Bond Portfolio.

Subadviser	Portfolio

AllianceBernstein L.P.	Growth-Income Alliance Growth Small & Mid Cap Value

Columbia Management Advisors, LLC	Cash Management Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

FAF Advisors, Inc.	Equity Index

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

J.P. Morgan Investment Management, Inc.	Balanced Global Equities Mid-Cap Growth

Marsico Capital Management, LLC	Marsico Focused Growth

Subadviser	Portfolio

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	International Diversified Equities Growth Opportunities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Pacific Investment Management LLC (PIMCO)	Total Return Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth

The portion of the investment advisory fees received by AIG SAAMCo which are paid by AIG SAAMCo to the subadvisers are as follows:

		Subadvisory
Portfolio	Assets	Fees

Cash Management	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.30%
	> $25 million	0.25%
	> $50 million	0.20%
	> $150 million	0.15%
Global Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
	> $250 million	0.20%
Total Return Bond†	> $0	0.25%
Balanced	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
MFS Total Return	> $0	0.375%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.30%
	> $1.5 billion	0.25%
Equity Index	> $0	0.125%
Growth-Income	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
	> $300 million	0.20%
	> $500 million	0.15%
Equity Opportunities	$0-$50 million	0.40%
	> $50 million	0.35%
	> $250 million	0.30%
Davis Venture Value	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Alliance Growth	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
Capital Growth	$0-$50 million	0.45%
	> $50 million	0.40%
	> $250 million	0.375%
	> $500 million	0.35%
MFS Massachusetts	$0-$300 million	0.40%
Investors Trust	> $300 million	0.375%
	> $600 million	0.35%
	> $900 million	0.325%
	> $1.5 billion	0.25%
Fundamental Growth	$0-$150 million	0.45%
	> $150 million	0.425%
	> $300 million	0.35%
Real Estate	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Small Company Value	$0-$200 million	0.60%
	> $200 million	0.52%
	> $500 million	0.50%
Mid-Cap Growth	$0-$100 million	0.42%
	> $100 million	0.40%
Growth Opportunities	> $0	0.50%
Marsico Focused Growth	> $0	0.45%
Technology	$0-$150 million	0.50%
	> $150 million	0.45%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.50%
	> $250 million	0.45%
International Growth and	$0-$150 million	0.65%
Income	> $150 million	0.55%
	> $300 million	0.45%

		Subadvisory
Portfolio	Assets	Fees

Global Equities	$0-$50 million	0.45%
	> $50 million	0.40%
	> $150 million	0.35%
	> $500 million	0.30%
International Diversified	$0-$250 million	0.45%
Equities	> $250 million	0.40%
	> $500 million	0.35%
Emerging Markets	$0-$100 million	0.85%
	> $100 million	0.80%
	> $200 million	0.75%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.35%

†	Prior to May 1, 2008, the amount of advisory fees paid to the subadviser were 0.45% on the first $350 million and 0.40% on assets over $350 million.

For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets:

Portfolio	Class 1	Class 2	Class 3

Equity Index	0.55%	—%	—%
Blue Chip Growth	0.85	1.00	1.10
Small Company Value	1.60	—	1.85

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the period ended July 31, 2008, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

Equity Index	$16,013
Blue Chip Growth	12,200

For the period ended July 31, 2008, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

Equity Index	$—	$63,900
Blue Chip Growth	11,031	37,261

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On June 30, 2008 and July 3, 2008, the Real Estate Portfolio purchased Intesa Funding 2.25% 7/3/2008 and Alcon Cap Corp. 2.19% 7/7/2008, respectively, causing the Portfolio to exceed its limitation of investing more than 5% of the value of the Portfolio’s total assets in any single issuer with respect to 75% of the value of the Portfolio’s total assets. Intesa Funding and Alcon Cap Corp. matured on 7/3/2008 and 7/7/2008, respectively, bringing the Portfolio into compliance and resulting in no gain or loss to the Portfolio.

On February 8, 2008, the Blue Chip Growth Portfolio sold 650 shares of Allergan, Inc. common stock that the Portfolio did not own. The Portfolio has an investment restriction that prohibits it from selling securities it does not own (“short selling”). The short position was closed on February 8, 2008, resulting in a gain of $14.

6. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s expenses have been reduced. For the period ended July 31, 2008, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses, were as follows:

Total Expense
Portfolio	Reductions

Balanced	$6,422
MFS Total Return	76,541
Telecom Utility	3,515
Growth-Income	18,406
Davis Venture Value	46,515

Total Expense
Portfolio	Reductions

“Dogs” of Wall Street	2,822
Alliance Growth	42,487
MFS Massachusetts Investors Trust	11,469
Fundamental Growth	41,312
Blue Chip Growth	2,815
Real Estate	3,816
Mid-Cap Growth	7,949
Aggressive Growth	68,162
Marsico Focused Growth	1,540
Technology Portfolio	11,008
Small & Mid Cap Value	14,898
International Growth and Income	9,177
Emerging Markets	63,350

7. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2008 were as follows:

	Purchases of	Sales of
	portfolio securities	portfolio securities
	(excluding	(excluding	Purchases of	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
	securities)	securities)	securities	securities

Cash Management	$—	$—	$—	$—
Corporate Bond	218,086,851	118,729,586	145,729,665	105,508,001
Global Bond	130,606,057	54,826,558	9,340,656	11,332,302
High-Yield Bond	145,420,932	142,729,381
Total Return Bond	44,553,999	81,395,594	165,446,623	140,937,166
SunAmerica Balanced	60,863,154	74,193,047	18,798,995	7,768,182
MFS Total Return	244,491,146	217,292,751	52,438,225	98,937,778
Telecom Utility	21,435,933	20,121,859	—	—
Equity Index	447,322	1,240,337	—	—
Growth-Income	137,590,069	179,607,666	—	—
Equity Opportunities	151,209,230	166,874,041	—	—
Davis Venture Value	209,840,342	330,724,603	—	—
“Dogs” of Wall Street	24,660,456	30,958,984	—	—
Alliance Growth	311,492,936	379,970,557	—	—
Capital Growth	38,500,582	18,682,195	—	—
MFS Massachusetts Investors Trust	27,980,919	35,178,586	—	—
Fundamental Growth	172,550,254	148,783,529	—	—
Blue Chip Growth	8,975,937	10,984,460	—	—
Real Estate	40,348,513	35,682,527	—	—
Small Company Value	29,334,931	3,727,892	—	—
Mid Cap Growth	96,624,963	105,300,851	—	—
Aggressive Growth	391,579,142	392,552,079	—	—
Growth Opportunities	90,977,815	94,367,143	—	—
Marsico Focused Growth	46,320,126	54,684,826	—	—
Technology	55,869,995	55,486,448	—	—
Small & Mid Cap Value	111,330,549	92,313,292	—	—
International Growth and Income	241,822,118	226,106,211	—	—
Global Equities	119,179,566	141,987,676	—	—
International Diversified Equities	88,654,521	87,777,423	—	—
Emerging Markets	241,919,923	236,604,299	—	—
Foreign Value	30,073,370	28,302,386	—	—

8. Capital Share Transactions:  Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,474,220	$162,753,709	48,609,986	$548,033,516	2,631,205	$29,527,907	8,728,749	$98,167,591
Reinvested dividends	—	—	842,797	9,354,354	—	—	197,913	2,193,664
Shares redeemed	(16,951,954)	(190,575,404)	(42,730,546)	(482,299,689)	(3,359,673)	(37,687,858)	(7,258,802)	(81,780,839)

Net increase (decrease)	(2,477,734)	$(27,821,695)	6,722,237	$75,088,181	(728,468)	$(8,159,951)	1,667,860	$18,580,416

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	16,467,987	$184,432,736	35,152,616	$395,020,430
Reinvested dividends	—	—	742,382	8,218,500
Shares redeemed	(15,674,591)	(175,496,697)	(26,118,523)	(293,692,682)

Net increase (decrease)	793,396	$8,936,039	9,776,475	$109,546,248

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,104,964	$25,301,416	4,847,684	$58,018,446	581,441	$6,988,663	831,065	$9,922,870
Reinvested dividends	—	—	961,494	11,247,572	—	—	186,894	2,183,600
Shares redeemed	(3,217,361)	(38,646,277)	(5,981,200)	(71,525,769)	(739,510)	(8,878,267)	(1,144,446)	(13,650,869)

Net increase (decrease)	(1,112,3976)	$(13,344,861)	(172,022)	$(2,259,751)	(158,069)	$(1,889,604)	(126,487)	$(1,544,399)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	12,559,336	$150,237,348	22,580,190	$269,063,064
Reinvested dividends	—	—	1,320,724	15,409,120
Shares redeemed	(4,752,630)	(56,826,235)	(5,247,660)	(62,581,599)

Net increase (decrease)	7,806,706	$93,411,113	18,653,254	$221,890,585

@	Unaudited.

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,064,576	$38,268,895	3,655,343	$42,122,944	747,986	$9,242,171	527,657	$6,058,035
Reinvested dividends	—	—	84,036	946,269	—	—	14,277	160,034
Shares redeemed	(2,307,923)	(28,509,858)	(2,638,248)	(29,712,166)	(466,500)	(5,719,394)	(462,374)	(5,186,796)

Net increase (decrease)	756,653	$9,759,037	1,101,131	$13,357,047	281,486	$3,522,777	79,560	$1,031,273

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	6,177,106	$76,143,956	6,076,814	$69,536,614
Reinvested dividends	—	—	50,672	566,539
Shares redeemed	(2,473,833)	(30,485,136)	(1,723,108)	(19,487,069)

Net increase (decrease)	3,703,273	$45,658,820	4,404,378	$50,616,084

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,969,419	$20,425,492	8,276,099	$62,244,615	489,234	$3,347,742	1,560,985	$11,613,012
Reinvested dividends	—	—	2,012,756	14,470,782	—	—	396,766	2,847,315
Shares redeemed	(5,600,578)	(38,639,355)	(17,975,557)	(133,597,938)	(1,108,799)	(7,598,249)	(3,162,826)	(23,217,088)

Net increase (decrease)	(2,631,159)	$(18,213,863)	(7,686,702)	$(56,882,541)	(619,565)	$(4,250,507)	(1,205,075)	$(8,756,761)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	4,295,253	$29,282,790	8,517,089	$63,202,439
Reinvested dividends	—	—	1,092,330	7,829,829
Shares redeemed	(3,851,067)	(26,381,321)	(7,091,580)	(52,052,340)

Net increase (decrease)	444,186	$2,901,469	2,517,839	$18,979,928

@	Unaudited.

	Total Return Bond Portfolio†
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	917,787	$6,916,586	1,480,149	$11,551,336	232,990	$1,753,133	154,444	$1,201,725
Reinvested dividends	—	—	601,403	4,568,451	—	—	65,506	495,749
Shares redeemed	(1,197,029)	(9,037,119)	(3,055,425)	(23,754,659)	(193,580)	(1,456,337)	(264,083)	(2,046,029)

Net increase (decrease)	(279,242)	$(2,120,533)	(973,873)	$(7,634,872)	39,410	$296,796	(44,133)	$(348,555)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	5,553,036	$41,485,432	791,785	$6,108,643
Reinvested dividends	—	—	51,218	386,894
Shares redeemed	(546,702)	(4,086,782)	(250,050)	(1,909,442)

Net increase (decrease)	5,006,334	$37,398,650	592,953	$4,586,095

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	345,823	$5,014,491	624,203	$9,700,583	79,730	$1,135,534	127,442	$1,970,211
Reinvested dividends	—	—	311,833	4,918,893	—	—	35,803	564,189
Shares redeemed	(1,362,179)	(19,757,910)	(3,245,866)	(50,302,090)	(170,596)	(2,483,265)	(330,012)	(5,082,642)

Net increase (decrease)	(1,016,356)	$(14,743,419)	(2,309,830)	$(35,682,614)	(90,866)	$(1,347,731)	(166,767)	$(2,548,242)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	250,437	$3,632,667	561,068	$8,680,791
Reinvested dividends	—	—	33,564	528,238
Shares redeemed	(189,259)	(2,735,214)	(415,159)	(6,432,605)

Net increase (decrease)	61,178	$897,453	179,473	$2,776,424

†	See Note 1.
@	Unaudited

	MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	906,279	$15,078,237	2,613,344	$47,764,852	180,947	$2,998,224	416,768	$7,614,103
Reinvested dividends	—	—	2,507,498	44,822,549	—	—	501,388	8,951,547
Shares redeemed	(3,676,040)	(60,908,589)	(7,834,995)	(142,886,326)	(813,227)	(13,466,804)	(1,660,753)	(30,029,511)

Net increase (decrease)	(2,769,761)	$(45,830,352)	(2,714,153)	$(50,298,925)	(632,280)	$(10,468,580)	(742,597)	$(13,463,861)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	3,763,464	$62,173,194	9,778,588	$177,724,388
Reinvested dividends	—	—	1,671,228	29,806,082
Shares redeemed	(2,700,846)	(44,640,143)	(4,054,792)	(72,851,347)

Net increase (decrease)	1,062,618	17,533,051	7,395,024	$134,679,123

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	660,284	$8,169,629	1,241,448	$15,019,324	189,294	$2,389,772	218,913	$2,655,751
Reinvested dividends	—	—	115,906	1,455,312	—	—	14,960	187,609
Shares redeemed	(871,417)	(10,693,921)	(2,017,256)	(24,232,742)	(171,004)	(2,056,300)	(310,708)	(3,704,631)

Net increase (decrease)	(211,133)	$(2,524,292)	(659,902)	$(7,758,106)	18,290	$333,472	(76,835)	$(861,271)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	488,223	$5,906,601	744,298	$9,080,542
Reinvested dividends	—	—	11,854	148,452
Shares redeemed	(174,312)	(2,104,755)	(244,987)	(2,921,518)

Net increase (decrease)	313,911	$3,801,846	511,165	$6,307,476

	Equity Index Portfolio
	Class 1
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	261,965	$3,027,540	329,373	$4,093,903
Reinvested dividends	—	—	39,979	524,223
Shares redeemed	(378,500)	(4,265,757)	(889,337)	(11,147,267)

Net increase (decrease)	(116,535)	$(1,238,217)	(519,985)	$(6,529,141)

@	Unaudited.

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	171,376	$4,510,302	730,353	$21,286,102	19,453	$504,132	91,631	$2,661,955
Reinvested dividends	—	—	148,985	4,599,711	—	—	8,954	276,121
Shares redeemed	(1,959,551)	(51,555,342)	(5,862,570)	(169,310,637)	(192,048)	(5,037,018)	(380,295)	(10,937,306)

Net increase (decrease)	(1,788,175)	$(47,045,040)	(4,983,232)	$(143,424,824)	(172,595)	$(4,532,886)	(279,710)	$(7,999,230)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	160,957	$4,220,450	535,841	$15,586,488
Reinvested dividends	—	—	6,885	212,034
Shares redeemed	(226,139)	(6,012,533)	(268,879)	(7,786,104)

Net increase (decrease)	(65,182)	$(1,792,083)	273,847	$8,012,418

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	195,391	$3,075,061	321,603	$5,980,499	39,244	$602,601	93,764	$1,728,822
Reinvested dividends	—	—	852,464	15,557,315	—	—	114,734	2,090,145
Shares redeemed	(912,010)	(14,211,363)	(2,384,681)	(44,352,117)	(140,284)	(2,183,618)	(311,096)	(5,788,562)

Net increase (decrease)	(716,619)	$(11,136,302)	(1,210,614)	$(22,814,303)	(101,040)	$(1,581,017)	(102,598)	$(1,969,595)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	181,342	$2,805,537	708,758	$13,051,870
Reinvested dividends	—	—	400,989	7,292,986
Shares redeemed	(442,234)	(6,871,592)	(792,156)	(14,604,043)

Net increase (decrease)	(260,892)	$(4,066,055)	317,591	$5,740,813

@	Unaudited.

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	762,953	$23,493,540	1,924,858	$64,949,714	151,108	$4,587,127	372,335	$12,494,964
Reinvested dividends	—	—	2,379,801	81,911,731	—	—	321,301	11,041,089
Shares redeemed	(5,228,418)	(159,488,408)	(12,992,035)	(437,118,195)	(718,710)	(21,939,394)	(1,546,682)	(51,588,470)

Net increase (decrease)	(4,465,465)	$(135,994,868)	(8,687,376)	$(290,256,750)	(567,602)	$(17,352,267)	(853,046)	$(28,052,417)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,719,216	$82,105,332	7,144,205	$239,741,804
Reinvested dividends	—	—	1,143,286	39,224,981
Shares redeemed	(2,400,421)	(73,004,949)	(3,767,391)	(124,586,946)

Net increase (decrease)	318,795	$9,100,383	4,520,100	$154,379,839

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	164,540	$1,660,062	315,250	$3,605,677	53,295	$513,711	157,124	$1,796,265
Reinvested dividends	—	—	395,583	4,449,139	—	—	123,422	1,386,321
Shares redeemed	(640,861)	(6,432,219)	(2,125,365)	(24,788,523)	(217,363)	(2,151,549)	(616,377)	(7,071,317)

Net increase (decrease)	(476,321)	$(4,772,157)	(1,414,532)	$(16,733,707)	(164,068)	$(1,637,838)	(335,831)	$(3,888,731)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	286,070	$2,818,377	690,910	$7,946,823
Reinvested dividends	—	—	151,248	1,696,707
Shares redeemed	(275,141)	(2,688,378)	(756,143)	(8,631,676)

Net increase (decrease)	10,929	$129,999	86,015	$1,011,854

@	Unaudited.

	Alliance Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	362,403	$8,388,644	1,201,874	$28,313,030	67,848	$1,539,479	195,924	$4,659,561
Reinvested dividends	—	—	10,224	264,375	—	—	—	—
Shares redeemed	(2,691,885)	(60,442,429)	(8,790,049)	(206,983,580)	(256,373)	(5,732,390)	(821,464)	(19,332,654)

Net increase (decrease)	(2,329,482)	$(52,053,785)	(7,577,951)	$(178,406,175)	(188,525)	$(4,192,911)	(625,540)	$(14,673,093)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	464,303	$10,363,323	2,986,438	$68,919,052
Reinvested dividends	—	—	—	—
Shares redeemed	(1,155,262)	(25,683,765)	(2,282,363)	(54,093,110)

Net increase (decrease)	(690,959)	$(15,320,442)	704,075	$14,825,942

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	95,417	$883,050	352,773	$3,423,783	45,071	$412,401	124,571	$1,201,855
Reinvested dividends	—	—	20,357	214,546	—	—	5,751	60,259
Shares redeemed	(245,827)	(2,256,790)	(771,168)	(7,341,637)	(80,435)	(730,038)	(253,163)	(2,396,584)

Net increase (decrease)	(150,410)	$(1,373,740)	(398,038)	$(3,703,308)	(35,364)	$(317,637)	(122,841)	$(1,134,470)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,950,696	$26,800,543	4,611,007	$44,696,985
Reinvested dividends	—	—	25,045	261,766
Shares redeemed	(550,292)	(4,990,295)	(522,282)	(5,047,560)

Net increase (decrease)	2,400,404	$21,810,248	4,113,770	$39,911,191

@	Unaudited.

	MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	120,697	$1,733,003	221,228	$3,249,592	60,731	$863,467	103,630	$1,515,460
Reinvested dividends	—	—	106,216	1,659,763	—	—	17,482	273,042
Shares redeemed	(1,125,015)	(16,222,391)	(2,934,370)	(43,283,793)	(218,756)	(3,128,271)	(466,662)	(6,856,908)

Net increase (decrease)	(1,004,318)	$(14,489,388)	(2,606,926)	$(38,374,438)	(158,025)	$(2,264,804)	(345,550)	$(5,068,406)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	1,256,053	$17,851,770	504,268	$7,442,940
Reinvested dividends	—	—	35,118	547,777
Shares redeemed	(461,715)	(6,585,632)	(920,583)	(13,592,906)

Net increase (decrease)	794,338	$11,266,138	(381,197)	$(5,602,189)

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	174,416	$3,145,067	233,688	$4,128,652	23,003	$402,778	28,933	$506,893
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(911,467)	(15,971,037)	(2,625,580)	(45,355,453)	(50,594)	(876,384)	(111,560)	(1,896,886)

Net increase (decrease)	(737,051)	$(12,825,970)	(2,391,892)	$(41,226,801)	(27,591)	$(473,606)	(82,627)	$(1,389,993)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,613,895	$45,005,448	3,837,931	$67,278,710
Reinvested dividends	—	—	—	—
Shares redeemed	(571,081)	(9,912,876)	(470,199)	(8,303,811)

Net increase (decrease)	2,042,814	$35,092,572	3,367,732	$58,974,899

@	Unaudited.

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	110,095	$793,732	742,122	$5,653,132	71,456	$505,922	130,947	$1,010,077
Reinvested dividends	—	—	9,344	75,762	—	—	2,519	20,413
Shares redeemed	(519,757)	(3,752,086)	(1,195,113)	(8,908,002)	(160,610)	(1,153,504)	(507,579)	(3,842,643)

Net increase (decrease)	(409,662)	$(2,958,354)	(443,647)	$(3,179,108)	(89,154)	$(647,582)	(374,113)	$(2,812,153)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	449,121	$3,211,435	1,214,755	$9,274,145
Reinvested dividends	—	—	2,648	21,418
Shares redeemed	(372,224)	(2,679,049)	(821,767)	(6,204,984)

Net increase (decrease)	76,897	$532,386	395,636	$3,090,579

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	323,610	$5,637,850	729,323	$17,409,877	124,063	$2,151,638	214,141	$4,875,869
Reinvested dividends	—	—	1,061,782	21,635,983	—	—	231,301	4,696,957
Shares redeemed	(921,927)	(15,697,465)	(3,642,912)	(81,103,206)	(305,037)	(5,099,937)	(618,764)	(13,961,324)

Net increase (decrease)	(598,317)	$(10,059,615)	(1,851,807)	$(42,057,346)	(180,974)	$(2,948,299)	(173,322)	$(4,388,498)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,378,322	$40,137,783	4,546,068	$97,873,545
Reinvested dividends	—	—	1,201,856	24,349,099
Shares redeemed	(1,013,971)	(17,049,734)	(2,179,649)	(46,594,763)

Net increase (decrease)	1,364,351	$23,088,049	3,568,275	$75,627,881

@	Unaudited.

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	20,810	$329,948	31,453	$558,374	2,303,509	$35,283,208	4,330,981	$74,907,771
Reinvested dividends	—	—	6,409	114,436	—	—	52,783	937,729
Shares redeemed	(42,379)	(648,811)	(176,400)	(3,018,613)	(566,624)	(8,598,547)	(662,570)	(11,096,377)

Net increase (decrease)	(21,569)	$(318,863)	(138,538)	$(2,345,803)	1,736,885	$26,684,661	3,721,194	$64,749,123

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	537,239	$5,721,545	1,647,729	$17,521,504	151,981	$1,586,802	514,927	$5,394,579
Reinvested dividends	—	—	22,336	258,731	—	—	4,548	52,246
Shares redeemed	(1,406,301)	(14,403,638)	(4,542,211)	(47,841,162)	(550,100)	(5,504,208)	(1,288,064)	(13,485,119)

Net increase (decrease)	(869,062)	$(8,682,093)	(2,872,146)	$(30,060,927)	(398,119)	$(3,917,406)	(768,589)	$(8,038,294)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	1,256,935	$12,670,782	2,803,892	$29,802,263
Reinvested dividends	—	—	2,999	34,300
Shares redeemed	(1,164,587)	(11,769,440)	(2,504,306)	(26,292,061)

Net increase (decrease)	92,348	$901,342	302,585	$3,544,502

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	495,156	$5,390,309	1,746,364	$23,398,366	67,675	$759,840	260,049	$3,482,298
Reinvested dividends	—	—	55,817	778,938	—	—	4,408	61,202
Shares redeemed	(1,399,874)	(15,350,607)	(4,460,033)	(59,303,267)	(215,667)	(2,394,148)	(419,972)	(5,483,173)

Net increase (decrease)	(904,718)	$(9,960,298)	(2,657,852)	$(35,125,963)	(147,992)	$(1,634,308)	(155,515)	$(1,939,673)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	362,579	$4,060,134	960,721	$12,796,157
Reinvested dividends	—	—	6,097	84,314
Shares redeemed	(377,067)	(4,150,317)	(727,380)	(9,372,557)

Net increase (decrease)	(14,488)	$(90,183)	239,438	$3,507,914

@	Unaudited.

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	275,328	$1,850,530	1,532,992	$10,779,708	52,141	$342,815	328,593	$2,284,443
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(741,911)	(4,966,633)	(2,063,102)	(14,229,423)	(243,149)	(1,615,489)	(569,253)	(3,844,530)

Net increase (decrease)	(466,583)	$(3,116,103)	(530,110)	$(3,449,715)	(191,008)	$(1,272,674)	(240,660)	$(1,560,087)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,043,615	$13,549,684	3,180,447	$21,492,431
Reinvested dividends	—	—	—	—
Shares redeemed	(958,364)	(6,310,450)	(1,656,865)	(11,454,357)

Net increase (decrease)	1,085,251	$7,239,234	1,523,582	$10,038,074

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	177,932	$2,173,202	848,306	$11,112,360	82,467	$992,111	300,377	$3,880,264
Reinvested dividends	—	—	209,783	2,937,800	—	—	152,108	2,113,140
Shares redeemed	(669,133)	(8,089,406)	(2,384,761)	(31,156,766)	(424,340)	(5,111,943)	(878,789)	(11,384,022)

Net increase (decrease)	(491,201)	$(5,916,204)	(1,326,672)	$(17,106,606)	(341,873)	$(4,119,832)	(426,304)	$(5,390,618)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	598,234	$7,117,337	1,400,002	$18,114,722
Reinvested dividends	—	—	179,308	2,479,170
Shares redeemed	(398,839)	(4,745,555)	(919,868)	(11,861,755)

Net increase (decrease)	199,395	$2,371,782	659,442	$8,732,137

@	Unaudited.

	Technology Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,488,703	$4,076,694	4,379,352	$13,687,176	329,339	$869,860	831,704	$2,544,666
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,137,319)	(5,730,334)	(4,027,642)	(11,825,047)	(727,115)	(1,959,368)	(1,174,924)	(3,415,621)

Net increase (decrease)	(648,616)	$(1,653,640)	351,710	$1,862,129	(397,776)	$(1,089,508)	(343,220)	$(870,955)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,826,686	$7,370,587	4,864,748	$14,849,188
Reinvested dividends	—	—	—	—
Shares redeemed	(1,879,630)	(4,998,369)	(2,475,430)	(7,195,478)

Net increase (decrease)	947,056	$2,372,218	2,389,318	$7,653,710

	Small & Mid Cap Value Portfolio
	Class 2				Class 3
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	210,492	$3,636,075	546,358	$10,299,597	4,524,464	$76,127,284	8,171,746	$152,389,206
Reinvested dividends	—	—	127,742	2,389,406	—	—	904,223	16,883,377
Shares redeemed	(415,626)	(6,964,467)	(854,392)	(15,758,025)	(2,598,301)	(43,454,707)	(4,542,107)	(83,520,608)

Net increase (decrease)	(205,134)	$(3,328,392)	(180,292)	$(3,069,022)	1,926,163	$32,672,577	4,533,862	$85,751,975

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	774,230	$11,253,985	2,934,634	$50,717,214	103,106	$1,483,074	287,242	$4,980,742
Reinvested dividends	—	—	2,433,264	41,054,405	—	—	330,562	5,589,258
Shares redeemed	(3,676,098)	(52,963,820)	(5,912,397)	(101,147,163)	(577,847)	(8,434,859)	(781,120)	(13,292,277)

Net increase (decrease)	(2,901,868)	$(41,709,835)	(544,499)	$(9,375,544)	(474,741)	$(6,951,785)	(163,316)	$(2,722,277)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	5,713,214	$81,814,369	9,371,096	$160,404,027
Reinvested dividends	—	—	1,750,264	29,552,243
Shares redeemed	(2,282,264)	(33,040,229)	(2,435,723)	(40,941,043)

Net increase (decrease)	3,430,950	$48,774,140	8,685,637	$149,015,227

@	Unaudited.

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	227,428	$3,764,906	801,418	$14,123,649	56,261	$908,545	221,090	$3,896,383
Reinvested dividends	—	—	124,225	2,351,714	—	—	11,756	221,717
Shares redeemed	(1,503,130)	(24,492,983)	(3,412,020)	(59,972,273)	(281,592)	(4,547,375)	(338,565)	(5,956,491)

Net increase (decrease)	(1,275,702)	$(20,728,077)	(2,486,377)	$(43,496,910)	(225,331)	$(3,638,830)	(105,719)	$(1,838,391)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	345,096	$5,589,524	906,129	$15,995,530
Reinvested dividends	—	—	20,910	393,404
Shares redeemed	(440,458)	(7,183,613)	(633,153)	(11,059,038)

Net increase (decrease)	(95,362)	$(1,594,089)	293,886	$5,329,896

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,350,927	$15,567,219	3,154,962	$37,609,951	456,478	$5,173,486	853,406	$10,135,402
Reinvested dividends	—	—	300,032	3,806,811	—	—	96,641	1,219,334
Shares redeemed	(2,342,890)	(26,350,388)	(6,395,094)	(75,308,245)	(580,215)	(6,469,375)	(1,741,526)	(20,413,248)

Net increase (decrease)	(991,963)	$(10,783,169)	(2,940,100)	$(33,891,483)	(123,737)	$(1,295,889)	(791,479)	$(9,058,512)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	4,529,019	$50,923,282	8,984,247	$105,736,687
Reinvested dividends	—	—	499,152	6,289,323
Shares redeemed	(2,964,561)	(32,878,531)	(5,872,745)	(68,739,035)

Net increase (decrease)	1,564,458	$18,044,751	3,610,654	$43,286,975

@	Unaudited.

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,127,971	$21,427,182	3,138,379	$63,209,770	173,865	$3,306,994	431,191	$8,722,335
Reinvested dividends	—	—	1,346,715	28,684,099	—	—	199,430	4,229,884
Shares redeemed	(2,312,487)	(42,970,322)	(4,916,179)	(96,427,728)	(457,959)	(8,476,741)	(683,178)	(13,389,973)

Net increase (decrease)	(1,184,516)	$(21,543,140)	(431,085)	$(4,533,859)	(284,094)	$(5,169,747)	(52,557)	$(437,754)

	Class 3
	For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,419,710	$44,905,314	4,559,285	$90,941,738
Reinvested dividends	—	—	1,027,888	21,748,745
Shares redeemed	(1,575,319)	(28,782,114)	(2,404,937)	(47,578,655)

Net increase (decrease)	844,391	$16,123,200	3,182,236	$65,111,828

	Foreign Value Portfolio
	Class 2				Class 3
	For the six months ended		For the year ended		For the six months ended		For the year ended
	July 31, 2008@		January 31, 2008		July 31, 2008@		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	110,753	$2,158,737	318,742	$6,909,584	3,085,749	$60,258,631	6,079,415	$131,642,943
Reinvested dividends	—	—	160,550	3,581,292	—	—	1,062,957	23,694,657
Shares redeemed	(303,094)	(5,902,796)	(978,825)	(21,087,975)	(3,166,481)	(61,870,140)	(5,603,117)	(120,472,720)

Net increase (decrease)	(192,341)	$(3,744,059)	(499,533)	$(10,597,099)	(80,732)	$(1,611,509)	1,539,255	$34,864,880

@	Unaudited.

9. Transactions with Affiliates:  The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended July 31, 2008:

	BNY Brokerage,	J P Morgan	Morgan Stanley	Bear Stearns	Oppenheimer &
Portfolio	Inc.	Securities, Inc.	Co., Inc.	Securities Corp.	Co., Inc.

Balanced	$—	$—	$—	$1,843	$—
Capital Growth	—	—	—	—	180
Equity Opportunities	—	—	—	—	64
Small Company Value	13,213	—	—	—	—
Growth Opportunities	—	4,549	8,281	—	—
Global Equities	—	—	—	3,196	—

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended July 31, 2008, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in	Discount
			Market Value at	Cost of	Proceeds	Realized	Unrealized	(Premium)	Market Value at
Portfolio	Security	Income	January 31, 2008	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	Amortization	July 31, 2008

Equity Index	AIG	$2,482	$339,124	$14,840	$5,134	$(9,593)	$(174,471)	$—	$164,766

10. Investment Concentrations:  Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2008. The International

Growth and Income Portfolio had 22.8% of its net assets invested in equity securities of companies domiciled in Japan. Additionally, International Diversified Equities Portfolio had 20.6% and 15.3% of its net assets invested in Japan and the United Kingdom, respectively, Emerging Markets Portfolio had 19.2% of its net assets invested in Brazil, the Global Bond Portfolio had 20.4% of its net assets invested in Italy, and the Foreign Value Portfolio had 23.8% of its net assets invested in the United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. In addition, the Capital Growth, Telecom Utility and the Growth Opportunities Portfolios may also invest in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2008, the Real Estate Portfolio had 73.9% of its net assets invested in Real Estate Investment Trusts.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including: (i) utility companies’ historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and (vii) potential effect of deregulation. As of July 31, 2008, the Telecom Utilities Portfolio had 96.4% of its net assets invested in utility companies.

11. Lines of Credit:  The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust’s custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio’s cash shortfall exceeds $100,000. For the period ended July 31, 2008, the following portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest
Corporate Bond Fund	5	$267	$687,988	2.80%
High-Yield Bond	13	2,990	3,439,939	2.73
Total Return Bond	1	21	212,882	3.63
MFS Total Return	1	59	826,849	2.56
Growth Income	18	695	513,815	2.69
Equity Opportunities	16	247	210,751	2.61
“Dogs” of Wall Street	35	757	269,114	2.98
Alliance Growth	8	724	996,990	3.23
Blue Chip Growth	1	12	173,542	2.56
Technology	7	192	281,771	3.51
International Growth and Income	1	125	1,750,449	2.56
Global Equities	47	2,750	688,493	3.05
Foreign Value	8	450	654,417	3.07

12. Interfund Lending Agreement:  Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2008 none of the Portfolios participated in this program.

13. Security Transactions with Affiliated Funds or Portfolios:  The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended July 31, 2008, the following portfolios engaged in security transactions with affiliated funds:

	Cost of	Proceeds	Realized
Portfolio	Purchases	from Sales	Gain/(Loss)

Corporate Bond	$1,287,750	$—	$—
MFS Total Return	9,000	349,901	(63,947)
Equity Index	—	3,078	(305)
Equity Opportunities	561,064	329,990	25,732
Capital Growth	65,869	70,092	4,745
Marsico Focused Growth	381,362	—	—

14. Unfunded Loan Commitments:  At July 31, 2008 the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the borrower:

		Maturity
Name	Type	Date	Amount

Triax Pharmaceuticals LLC	Delayed Draw Term Loan	8/30/2011	$146,400

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Cash Management Portfolio — Class 1
01/31/04	$10.83	$0.08	$0.00	$0.08	$(0.23)	$—	$(0.23)	$10.68	0.72%	$244,351	0.54%		0.69%		—%
01/31/05	10.68	0.10	(0.01)	0.09	(0.08)	—	(0.08)	10.69	0.86	227,570	0.56		0.90		—
01/31/06	10.69	0.32	—	0.32	(0.09)	—	(0.09)	10.92	3.04	191,254	0.54		2.91		—
01/31/07	10.92	0.52	(0.01)	0.51	(0.28)	—	(0.28)	11.15	4.71	216,529	0.50		4.63		—
01/31/08	11.15	0.54	(0.06)	0.48	(0.42)	—	(0.42)	11.21	4.35	293,097	0.51		4.81		—
07/31/08@	11.21	0.14	(0.11)	0.03	—	—	—	11.24	0.27	265,944	0.51	†	2.46	†	—

Cash Management Portfolio — Class 2
01/31/04	10.82	0.06	(0.01)	0.05	(0.21)	—	(0.21)	10.66	0.48	54,706	0.69		0.54		—
01/31/05	10.66	0.08	0.01	0.09	(0.07)	—	(0.07)	10.68	0.80	56,609	0.71		0.77		—
01/31/06	10.68	0.30	—	0.30	(0.08)	—	(0.08)	10.90	2.80	46,240	0.69		2.75		—
01/31/07	10.90	0.49	—	0.49	(0.26)	—	(0.26)	11.13	4.57	52,721	0.65		4.48		—
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66		4.66		—
07/31/08@	11.19	0.13	(0.11)	0.02	—	—	—	11.21	0.18	63,623	0.66	†	2.31	†	—

Cash Management Portfolio — Class 3
01/31/04	10.81	0.04	0.01	0.05	(0.21)	—	(0.21)	10.65	0.45	59,832	0.80		0.37		—
01/31/05	10.65	0.08	(0.01)	0.07	(0.06)	—	(0.06)	10.66	0.63	109,704	0.81		0.75		—
01/31/06	10.66	0.29	—	0.29	(0.07)	—	(0.07)	10.88	2.70	124,629	0.79		2.70		—
01/31/07	10.88	0.48	—	0.48	(0.25)	—	(0.25)	11.11	4.48	184,858	0.75		4.40		—
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77		4.55		—
07/31/08@	11.17	0.12	(0.11)	0.01	—	—	—	11.18	0.09	304,277	0.76	†	2.20	†	—

Corporate Bond Portfolio — Class 1
01/31/04	11.24	0.69	0.71	1.40	(0.72)	—	(0.72)	11.92	12.67	277,860	0.64		5.89		48	(1)
01/31/05	11.92	0.65	0.07	0.72	(0.62)	—	(0.62)	12.02	6.18	279,090	0.63		5.46		33	(1)
01/31/06	12.02	0.62	(0.44)	0.18	(0.55)	—	(0.55)	11.65	1.60	280,564	0.62		5.23		44
01/31/07	11.65	0.65	0.02	0.67	(0.53)	—	(0.53)	11.79	5.82	285,098	0.60		5.53		41
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59		5.42		29
07/31/08@	12.06	0.35	(0.51)	(0.16)	—	—	—	11.90	(1.33)	272,507	0.59	†	5.91	†	26

Corporate Bond Portfolio — Class 2
01/31/04	11.23	0.67	0.71	1.38	(0.70)	—	(0.70)	11.91	12.53	55,428	0.79		5.73		48	(1)
01/31/05	11.91	0.63	0.07	0.70	(0.61)	—	(0.61)	12.00	5.95	63,706	0.78		5.30		33	(1)
01/31/06	12.00	0.60	(0.42)	0.18	(0.54)	—	(0.54)	11.64	1.54	61,250	0.77		5.08		44
01/31/07	11.64	0.63	0.01	0.64	(0.51)	—	(0.51)	11.77	5.58	58,163	0.75		5.38		41
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74		5.27		29
07/31/08@	12.04	0.35	(0.52)	(0.17)	—	—	—	11.87	(1.41)	55,285	0.74	†	5.76	†	26

Corporate Bond Portfolio — Class 3
01/31/04	11.23	0.61	0.75	1.36	(0.70)	—	(0.70)	11.89	12.31	29,614	0.90		5.56		48	(1)
01/31/05	11.89	0.59	0.11	0.70	(0.60)	—	(0.60)	11.99	5.96	92,720	0.89		5.13		33	(1)
01/31/06	11.99	0.58	(0.43)	0.15	(0.52)	—	(0.52)	11.62	1.35	142,751	0.87		4.96		44
01/31/07	11.62	0.60	0.03	0.63	(0.50)	—	(0.50)	11.75	5.49	267,266	0.85		5.25		41
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84		5.16		29
07/31/08@	12.02	0.33	(0.51)	(0.18)	—	—	—	11.84	(1.50)	582,697	0.84	†	5.67	†	26

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

Corporate Bond	46%	32%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income to
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Global Bond Portfolio — Class 1
01/31/04	$10.97	$0.36	$0.05	$0.41	$—	$—	$—	$11.38	3.74%	$114,854	0.82%		3.17%		115%
01/31/05	11.38	0.32	0.18	0.50	—	(0.14)	(0.14)	11.74	4.38	102,785	0.83		2.79		86
01/31/06	11.74	0.28	0.06	0.34	(0.38)	(0.06)	(0.44)	11.64	2.98	97,472	0.83		2.40		164
01/31/07	11.64	0.30	0.04	0.34	(1.11)	(0.23)	(1.34)	10.64	3.08	85,764	0.82		2.57		44
01/31/08	10.64	0.49	1.32	1.81	(0.06)	(0.05)	(0.11)	12.34	17.15	113,115	0.82	(1)	4.44	(1)	55
07/31/08@	12.34	0.20	(0.46)	(0.26)	—	—	—	12.08	(2.11)	119,829	0.71	†	3.30	†	31

Global Bond Portfolio — Class 2
01/31/04	10.96	0.33	0.06	0.39	—	—	—	11.35	3.56	14,577	0.97		3.00		115
01/31/05	11.35	0.30	0.18	0.48	—	(0.14)	(0.14)	11.69	4.22	16,528	0.98		2.63		86
01/31/06	11.69	0.26	0.06	0.32	(0.37)	(0.06)	(0.43)	11.58	2.76	18,586	0.98		2.25		164
01/31/07	11.58	0.27	0.05	0.32	(1.09)	(0.23)	(1.32)	10.58	2.92	18,246	0.97		2.41		44
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
07/31/08@	12.28	0.19	(0.46)	(0.27)	—	—	—	12.01	(2.20)	25,039	0.86	†	3.14	†	31

Global Bond Portfolio — Class 3
01/31/04	10.96	0.30	0.08	0.38	—	—	—	11.34	3.47	8,162	1.07		2.82		115
01/31/05	11.34	0.28	0.18	0.46	—	(0.14)	(0.14)	11.66	4.04	17,720	1.09		2.51		86
01/31/06	11.66	0.25	0.06	0.31	(0.35)	(0.06)	(0.41)	11.56	2.75	29,074	1.08		2.15		164
01/31/07	11.56	0.25	0.05	0.30	(1.08)	(0.23)	(1.31)	10.55	2.74	50,196	1.07		2.30		44
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
07/31/08@	12.25	0.18	(0.46)	(0.28)	—	—	—	11.97	(2.29)	153,963	0.96	†	3.06	†	31

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

High-Yield Bond Portfolio — Class 1
01/31/04	$5.67	$0.58	$1.21	$1.79	$(0.46)	$—	$(0.46)	$7.00	32.41%	$311,063	0.73%		9.09%		125	%(2)
01/31/05	7.00	0.61	0.35	0.96	(0.66)	—	(0.66)	7.30	14.59	269,008	0.72		8.66		88	(2)
01/31/06	7.30	0.57	0.16	0.73	(0.77)	—	(0.77)	7.26	10.65	242,766	0.74	(1)	7.75	(1)	71
01/31/07	7.26	0.54	0.34	0.88	(0.60)	—	(0.60)	7.54	12.41	231,605	0.69		7.22		60
01/31/08	7.54	0.59	(0.76)	(0.17)	(0.57)	—	(0.57)	6.80	(2.63)	156,636	0.74		7.78		78
07/31/08@	6.80	0.33	(0.32)	0.01	—	—	—	6.81	0.15	138,913	0.75	†	9.68	†	53
High-Yield Bond Portfolio — Class 2
01/31/04	5.67	0.55	1.22	1.77	(0.45)	—	(0.45)	6.99	32.05	44,595	0.88		8.82		125	(2)
01/31/05	6.99	0.59	0.35	0.94	(0.65)	—	(0.65)	7.28	14.29	44,426	0.87		8.49		88	(2)
01/31/06	7.28	0.56	0.17	0.73	(0.76)	—	(0.76)	7.25	10.65	41,544	0.89	(1)	7.59	(1)	71
01/31/07	7.25	0.53	0.34	0.87	(0.59)	—	(0.59)	7.53	12.28	43,015	0.84		7.07		60
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)	30,617	0.89		7.55		78
07/31/08@	6.79	0.33	(0.33)	—	—	—	—	6.79	0.00	26,426	0.90	†	9.54	†	53
High-Yield Bond Portfolio — Class 3
01/31/04	5.67	0.54	1.22	1.76	(0.45)	—	(0.45)	6.98	31.84	28,897	0.97		8.51		125	(2)
01/31/05	6.98	0.57	0.37	0.94	(0.64)	—	(0.64)	7.28	14.36	42,599	0.97		8.31		88	(2)
01/31/06	7.28	0.54	0.17	0.71	(0.75)	—	(0.75)	7.24	10.41	54,144	0.99	(1)	7.48	(1)	71
01/31/07	7.24	0.51	0.35	0.86	(0.58)	—	(0.58)	7.52	12.19	92,275	0.93		6.95		60
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)	100,290	0.99		7.44		78
07/31/08@	6.78	0.32	(0.32)	—	—	—	—	6.78	0.00	103,305	1.00	†	9.47	†	53
Total Return Bond Portfolio# — Class 1
01/31/04	6.54	0.52	1.11	1.63	(0.63)	—	(0.63)	7.54	25.40	92,530	1.15		7.16		149	(2)
01/31/05	7.54	0.56	0.07	0.63	(0.49)	—	(0.49)	7.68	8.64	86,357	1.13		7.37		90	(2)
01/31/06	7.68	0.52	0.10	0.62	(0.63)	—	(0.63)	7.67	8.49	80,462	0.97		6.69		48
01/31/07	7.67	0.48	0.13	0.61	(0.60)	—	(0.60)	7.68	8.27	74,677	0.97		6.26		42
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90	66,587	0.97		6.66		33
07/31/08@	7.61	0.17	(0.27)	(0.10)	—	—	—	7.51	(1.31)	63,594	0.87	†	4.40	†	245
Total Return Bond Portfolio# — Class 2
01/31/04	6.52	0.49	1.13	1.62	(0.62)	—	(0.62)	7.52	25.31	6,927	1.30		7.00		149	(2)
01/31/05	7.52	0.54	0.07	0.61	(0.48)	—	(0.48)	7.65	8.38	8,064	1.28		7.22		90	(2)
01/31/06	7.65	0.50	0.11	0.61	(0.62)	—	(0.62)	7.64	8.36	8,336	1.12		6.52		48
01/31/07	7.64	0.47	0.13	0.60	(0.59)	—	(0.59)	7.65	8.14	7,918	1.12		6.11		42
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77	7,507	1.12		6.51		33
07/31/08@	7.58	0.16	(0.27)	(0.11)	—	—	—	7.47	(1.45)	7,697	1.02	†	4.25	†	245
Total Return Bond Portfolio# — Class 3
01/31/04	6.52	0.49	1.11	1.60	(0.62)	—	(0.62)	7.50	24.95	718	1.39		6.74		149	(2)
01/31/05	7.50	0.50	0.11	0.61	(0.47)	—	(0.47)	7.64	8.43	1,123	1.38		7.06		90	(2)
01/31/06	7.64	0.48	0.12	0.60	(0.61)	—	(0.61)	7.63	8.26	1,622	1.22		6.36		48
01/31/07	7.63	0.45	0.14	0.59	(0.58)	—	(0.58)	7.64	8.05	3,162	1.22		6.02		42
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55	7,617	1.22		6.50		33
07/31/08@	7.56	0.10	(0.21)	(0.11)	—	—	—	7.45	(1.46)	44,822	1.07	†	3.24	†	245

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

#	See Note 1

†	Annualized

@	Unaudited

(1)	Gross of custody credits of 0.01%.

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

High-Yield Bond	125%	88%
Total Return Bond#	149	90

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000’s)	net assets		net assets		turnover

Balanced Portfolio — Class 1
01/31/04	$11.59	$0.18	$1.95	$2.13	$(0.29)	$—	$(0.29)	$13.43	18.51%		$318,419	0.69%		1.45%		187	%(2)
01/31/05	13.43	0.28	0.32	0.60	(0.21)	—	(0.21)	13.82	4.52		275,323	0.72	(1)	2.03	(1)	192	(2)
01/31/06	13.82	0.31	0.30	0.61	(0.35)	—	(0.35)	14.08	4.55	(3)	224,250	0.73	(1)	2.16	(1)	227
01/31/07	14.08	0.36	1.10	1.46	(0.41)	—	(0.41)	15.13	10.46		191,204	0.74		2.50		141
01/31/08	15.13	0.38	(0.26)	0.12	(0.46)	—	(0.46)	14.79	0.61	(5)	152,768	0.78	(1)	2.45	(1)	74
07/31/08@	14.79	0.17	(0.94)	(0.77)	—	—	—	14.02	(5.21)		130,538	0.79	(1)†	2.35	(1)†	43

Balanced Portfolio — Class 2
01/31/04	11.58	0.16	1.95	2.11	(0.27)	—	(0.27)	13.42	18.36		27,532	0.84		1.30		187	(2)
01/31/05	13.42	0.26	0.31	0.57	(0.19)	—	(0.19)	13.80	4.30		26,777	0.87	(1)	1.89	(1)	192	(2)
01/31/06	13.80	0.28	0.31	0.59	(0.33)	—	(0.33)	14.06	4.40	(3)	23,725	0.88	(1)	2.01	(1)	227
01/31/07	14.06	0.34	1.10	1.44	(0.39)	—	(0.39)	15.11	10.32		21,819	0.89		2.35		141
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47	(5)	18,865	0.93	(1)	2.30	(1)	74
07/31/08@	14.77	0.16	(0.94)	(0.78)	—	—	—	13.99	(5.28)		16,599	0.94	(1)†	2.20	(1)†	43

Balanced Portfolio — Class 3
01/31/04	11.57	0.14	1.96	2.10	(0.27)	—	(0.27)	13.40	18.25		6,581	0.95		1.20		187	(2)
01/31/05	13.40	0.25	0.31	0.56	(0.18)	—	(0.18)	13.78	4.21		12,460	0.98	(1)	1.86	(1)	192	(2)
01/31/06	13.78	0.27	0.31	0.58	(0.32)	—	(0.32)	14.04	4.31	(3)	12,943	0.98	(1)	1.90	(1)	227
01/31/07	14.04	0.32	1.10	1.42	(0.37)	—	(0.37)	15.09	10.23		16,970	0.99		2.25		141
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38	(5)	19,232	1.03	(1)	2.19	(1)	74
07/31/08@	14.75	0.15	(0.93)	(0.78)	—	—	—	13.97	(5.29)		19,067	1.04	(1)†	2.09	(1)†	43

MFS Total Return Portfolio — Class 1
01/31/04	13.99	0.36	2.51	2.87	(0.65)	—	(0.65)	16.21	20.73		630,428	0.74	(1)	2.37	(1)	56	(2)
01/31/05	16.21	0.41	0.97	1.38	(0.03)	—	(0.03)	17.56	8.53		660,464	0.74	(1)	2.42	(1)	64	(2)
01/31/06	17.56	0.44	0.50	0.94	(0.39)	(0.85)	(1.24)	17.26	5.74		674,833	0.71	(1)	2.48	(1)	44
01/31/07	17.26	0.50	1.47	1.97	(0.43)	(0.61)	(1.04)	18.19	11.76		660,292	0.71	(1)	2.83	(1)	51
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43	(4)	569,694	0.71	(1)	2.65	(1)	58
07/31/08@	16.97	0.23	(1.11)	(0.88)	—	—	—	16.09	(5.19)		495,746	0.72	(1)†	2.79	(1)†	28

MFS Total Return Portfolio — Class 2
01/31/04	13.97	0.33	2.52	2.85	(0.61)	—	(0.61)	16.21	20.58		141,025	0.89	(1)	2.21	(1)	56	(2)
01/31/05	16.21	0.38	0.98	1.36	(0.03)	—	(0.03)	17.54	8.40		146,906	0.89	(1)	2.27	(1)	64	(2)
01/31/06	17.54	0.41	0.51	0.92	(0.37)	(0.85)	(1.22)	17.24	5.59		140,809	0.86	(1)	2.33	(1)	44
01/31/07	17.24	0.47	1.48	1.95	(0.41)	(0.61)	(1.02)	18.17	11.61		134,921	0.86	(1)	2.68	(1)	51
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23	(4)	113,207	0.86	(1)	2.50	(1)	58
07/31/08@	16.94	0.22	(1.11)	(0.89)	—	—	—	16.05	(5.25)		97,140	0.87	(1)†	2.64	(1)†	28

MFS Total Return Portfolio — Class 3
01/31/04	13.97	0.30	2.53	2.83	(0.59)	—	(0.59)	16.21	20.43		59,339	0.99	(1)	2.05	(1)	56	(2)
01/31/05	16.21	0.36	0.98	1.34	(0.03)	—	(0.03)	17.52	8.27		141,874	0.99	(1)	2.19	(1)	64	(2)
01/31/06	17.52	0.38	0.52	0.90	(0.35)	(0.85)	(1.20)	17.22	5.50		205,505	0.96	(1)	2.22	(1)	44
01/31/07	17.22	0.44	1.48	1.92	(0.39)	(0.61)	(1.00)	18.14	11.46		332,382	0.96	(1)	2.58	(1)	51
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12	(4)	434,923	0.96	(1)	2.38	(1)	58
07/31/08@	16.91	0.21	(1.10)	(0.89)	—	—	—	16.02	(5.26)		429,003	0.97	(1)†	2.54	(1)†	28

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08	7/08†@
Balanced Class 1	—%	0.00%	0.02%	—%	0.01%	0.01%
Balanced Class 2	—	0.00	0.02	—	0.01	0.01
Balanced Class 3	—	0.00	0.02	—	0.01	0.01
MFS Total Return Class 1	0.02	0.02	0.01	0.01	0.01	0.01
MFS Total Return Class 2	0.02	0.02	0.01	0.01	0.01	0.01
MFS Total Return Class 3	0.02	0.02	0.01	0.01	0.00	0.01

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Balanced	186%	192%
MFS Total Return	49	60

(3)	The Portfolio’s total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(4)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.
(5)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Telecom Utility Portfolio — Class 1
01/31/04	$6.84	$0.36	$1.25	$1.61	$(0.48)	$—	$(0.48)	$7.97	24.12%	$50,898	0.98	%(2)	4.83	%(2)	19%
01/31/05	7.97	0.34	0.75	1.09	(0.41)	—	(0.41)	8.65	14.11	50,866	0.97	(2)	4.10	(2)	29
01/31/06	8.65	0.32	0.60	0.92	(0.39)	—	(0.39)	9.18	10.90	43,498	0.91	(2)	3.54	(2)	6
01/31/07	9.18	0.35	1.78	2.13	(0.37)	—	(0.37)	10.94	23.49	50,319	0.90	(2)	3.50	(2)	73
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171
07/31/08@	11.83	0.13	(0.41)	(0.28)	—	—	—	11.55	(2.37)	43,041	1.01	(2)†	2.11	(2)†	33

Telecom Utility Portfolio — Class 2
01/31/04	6.84	0.35	1.24	1.59	(0.47)	—	(0.47)	7.96	23.78	3,835	1.13	(2)	4.64	(2)	19
01/31/05	7.96	0.32	0.76	1.08	(0.40)	—	(0.40)	8.64	13.97	4,427	1.12	(2)	3.94	(2)	29
01/31/06	8.64	0.31	0.60	0.91	(0.38)	—	(0.38)	9.17	10.76	4,739	1.06	(2)	3.37	(2)	6
01/31/07	9.17	0.32	1.79	2.11	(0.35)	—	(0.35)	10.93	23.36	6,635	1.05	(2)	3.30	(2)	73
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
07/31/08@	11.81	0.11	(0.40)	(0.29)	—	—	—	11.52	(2.46)	6,320	1.16	(2)†	1.90	(2)†	33

Telecom Utility Portfolio — Class 3
01/31/04	6.84	0.33	1.25	1.58	(0.47)	—	(0.47)	7.95	23.61	188	1.23	(2)	4.41	(2)	19
01/31/05	7.95	0.33	0.74	1.07	(0.39)	—	(0.39)	8.63	13.89	142	1.22	(2)	4.07	(2)	29
01/31/06	8.63	0.29	0.61	0.90	(0.37)	—	(0.37)	9.16	10.67	278	1.15	(2)	3.24	(2)	6
01/31/07	9.16	0.26	1.83	2.09	(0.34)	—	(0.34)	10.91	23.17	1,510	1.15	(2)	2.80	(2)	73
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
07/31/08@	11.79	0.11	(0.40)	(0.29)	—	—	—	11.50	(2.46)	11,078	1.26	(2)†	1.86	(2)†	33

Equity Index Portfolio — Class 1
01/31/04	7.27	0.10	2.34	2.44	(0.09)	—	(0.09)	9.62	33.68	49,616	0.55	(1)	1.19	(1)	1
01/31/05	9.62	0.14	0.40	0.54	(0.11)	—	(0.11)	10.05	5.65	46,789	0.55	(1)	1.42	(1)	4
01/31/06	10.05	0.14	0.84	0.98	(0.17)	—	(0.17)	10.86	9.86	41,634	0.55	(1)(3)	1.30	(1)(3)	2
01/31/07	10.86	0.16	1.34	1.50	(0.18)	—	(0.18)	12.18	13.89	37,909	0.55	(1)	1.38	(1)	2
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
07/31/08@	11.67	0.09	(0.94)	(0.85)	—	—	—	10.82	(7.28)	26,794	0.55	(1)†	1.56	(1)†	2

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/04	1/05	1/06(3)	1/07	1/08	7/08†@	1/04	1/05	1/06(3)	1/07	1/08	7/08†@

Equity Index Class 1	0.62%	0.63%	0.63%	0.67%	0.70%	0.71%	1.12%	1.34%	1.24%	1.28%	1.29%	1.40%

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/04	1/05	1/06(3)	1/07	1/08	7/08†@

Telecom Utility Class 1	0.04%	0.01%	0.03%	0.04%	0.02%	0.01%
Telecom Utility Class 2	0.04	0.01	0.03	0.04	0.02	0.01
Telecom Utility Class 3	0.04	0.01	0.03	0.04	0.02	0.01

(3)	Net of custody credits of 0.01%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth-Income Portfolio — Class 1
01/31/04	$16.88	$0.13	$5.43	$5.56	$(0.19)	$—	$(0.19)	$22.25	33.04%	$981,864	0.64	%(1)	0.62	%(1)	56%
01/31/05	22.25	0.10	1.06	1.16	(0.16)	—	(0.16)	23.25	5.25	831,173	0.64	(1)	0.43	(1)	44
01/31/06	23.25	0.14	3.11	3.25	(0.14)	—	(0.14)	26.36	14.05	715,382	0.61	(1)	0.58	(1)	36
01/31/07	26.36	0.20	1.42	1.62	(0.20)	—	(0.20)	27.78	6.17	567,436	0.63	(1)	0.76	(1)	44
01/31/08	27.78	0.19	(0.56)	(0.37)	(0.28)	—	(0.28)	27.13	(1.46)	418,964	0.64	(1)	0.69	(1)	34
07/31/08@	27.13	0.11	(2.40)	(2.29)	—	—	—	24.84	(8.44)	339,257	0.67	(1)†	0.80	(1)†	32

Growth-Income Portfolio — Class 2
01/31/04	16.86	0.10	5.42	5.52	(0.16)	—	(0.16)	22.22	32.84	49,786	0.79	(1)	0.46	(1)	56
01/31/05	22.22	0.07	1.06	1.13	(0.13)	—	(0.13)	23.22	5.12	44,957	0.79	(1)	0.28	(1)	44
01/31/06	23.22	0.11	3.10	3.21	(0.10)	—	(0.10)	26.33	13.90	42,623	0.76	(1)	0.43	(1)	36
01/31/07	26.33	0.16	1.41	1.57	(0.16)	—	(0.16)	27.74	6.00	37,815	0.78	(1)	0.61	(1)	44
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
07/31/08@	27.08	0.09	(2.39)	(2.30)	—	—	—	24.78	(8.49)	22,576	0.82	(1)†	0.66	(1)†	32

Growth-Income Portfolio — Class 3
01/31/04	16.85	0.07	5.44	5.51	(0.16)	—	(0.16)	22.20	32.76	10,635	0.90	(1)	0.31	(1)	56
01/31/05	22.20	0.04	1.06	1.10	(0.11)	—	(0.11)	23.19	4.99	18,873	0.89	(1)	0.15	(1)	44
01/31/06	23.19	0.08	3.10	3.18	(0.08)	—	(0.08)	26.29	13.77	21,564	0.86	(1)	0.32	(1)	36
01/31/07	26.29	0.13	1.42	1.55	(0.14)	—	(0.14)	27.70	5.91	23,143	0.88	(1)	0.50	(1)	44
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
07/31/08@	27.04	0.07	(2.38)	(2.31)	—	—	—	24.73	(8.54)	25,825	0.92	(1)†	0.55	(1)†	32

Equity Opportunities Portfolio — Class 1
01/31/04	11.61	0.21	3.63	3.84	(0.21)	—	(0.21)	15.24	33.25	224,293	0.84	(1)	1.55	(1)	31
01/31/05	15.24	0.23	0.82	1.05	(0.23)	—	(0.23)	16.06	6.95 (2)	203,016	0.80	(1)	1.47	(1)	54
01/31/06	16.06	0.25	1.09	1.34	(0.26)	—	(0.26)	17.14	8.50	176,962	0.76	(1)	1.46	(1)	55
01/31/07	17.14	0.28	2.35	2.63	(0.30)	(0.21)	(0.51)	19.26	15.51	157,526	0.76	(1)	1.54	(1)	59
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
07/31/08@	15.89	0.06	(1.15)	(1.09)	—	—	—	14.80	(6.86)	92,566	0.92	†	0.81	†	89

Equity Opportunities Portfolio — Class 2
01/31/04	11.59	0.19	3.63	3.82	(0.19)	—	(0.19)	15.22	33.13	22,101	0.99	(1)	1.40	(1)	31
01/31/05	15.22	0.21	0.82	1.03	(0.21)	—	(0.21)	16.04	6.83 (2)	23,450	0.95	(1)	1.32	(1)	54
01/31/06	16.04	0.22	1.09	1.31	(0.24)	—	(0.24)	17.11	8.29	21,346	0.91	(1)	1.31	(1)	55
01/31/07	17.11	0.25	2.34	2.59	(0.27)	(0.21)	(0.48)	19.22	15.32	20,617	0.91	(1)	1.39	(1)	59
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
07/31/08@	15.85	0.05	(1.14)	(1.09)	—	—	—	14.76	(6.88)	12,825	1.07	†	0.66	†	89

Equity Opportunities Portfolio — Class 3
01/31/04	11.59	0.16	3.64	3.80	(0.19)	—	(0.19)	15.20	32.92	9,470	1.09	(1)	1.19	(1)	31
01/31/05	15.20	0.19	0.82	1.01	(0.19)	—	(0.19)	16.02	6.75 (2)	33,299	1.06	(1)	1.21	(1)	54
01/31/06	16.02	0.20	1.10	1.30	(0.23)	—	(0.23)	17.09	8.20	49,769	1.01	(1)	1.19	(1)	55
01/31/07	17.09	0.23	2.33	2.56	(0.25)	(0.21)	(0.46)	19.19	15.18	63,591	1.01	(1)	1.28	(1)	59
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
07/31/08@	15.83	0.04	(1.15)	(1.11)	—	—	—	14.72	(7.01)	49,619	1.17	†	0.56	†	89

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08	7/08†@

Growth-Income Class 1	0.04%	0.03%	0.01%	0.01%	0.00%	0.01%
Growth-Income Class 2	0.04	0.03	0.01	0.01	0.01	0.01
Growth-Income Class 3	0.04	0.03	0.01	0.01	0.01	0.01
Equity Opportunities Class 1	0.07	0.04	0.05	0.04	0.03	—
Equity Opportunities Class 2	0.07	0.04	0.05	0.04	0.02	—
Equity Opportunities Class 3	0.07	0.05	0.04	0.04	0.02	—

(2)	The Portfolios performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Davis Venture Value Portfolio — Class 1
01/31/04	$17.21	$0.21	$6.47	$6.68	$(0.17)	$—	$(0.17)	$23.72	38.95%	$2,004,101	0.77%		1.03%		13%
01/31/05	23.72	0.24	2.20	2.44	(0.22)	—	(0.22)	25.94	10.35	1,913,355	0.79	(1)	1.03	(1)	9
01/31/06	25.94	0.28	3.25	3.53	(0.28)	—	(0.28)	29.19	13.71	1,819,150	0.76	(1)	1.03	(1)	14
01/31/07	29.19	0.28	4.06	4.34	(0.31)	—	(0.31)	33.22	14.96 (2)	1,720,746	0.76	(1)	0.91	(1)	16
01/31/08	33.22	0.41	(0.51)	(0.10)	(0.31)	(1.54)	(1.85)	31.27	(0.80)	1,348,011	0.77	(1)	1.21	(1)	14
07/31/08@	31.27	0.15	(2.87)	(2.72)	—	—	—	28.55	(8.70)	1,103,199	0.78	(1)†	1.01	(1)†	10

Davis Venture Value Portfolio — Class 2
01/31/04	17.20	0.17	6.47	6.64	(0.15)	—	(0.15)	23.69	38.68	176,392	0.92		0.84		13
01/31/05	23.69	0.22	2.18	2.40	(0.19)	—	(0.19)	25.90	10.18	214,007	0.94	(1)	0.87	(1)	9
01/31/06	25.90	0.24	3.25	3.49	(0.24)	—	(0.24)	29.15	13.57	224,338	0.91	(1)	0.87	(1)	14
01/31/07	29.15	0.23	4.05	4.28	(0.27)	—	(0.27)	33.16	14.76 (2)	227,584	0.91	(1)	0.75	(1)	16
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)	187,528	0.92	(1)	1.06	(1)	14
07/31/08@	31.20	0.13	(2.86)	(2.73)	—	—	—	28.47	(8.75)	154,920	0.93	(1)†	0.86	(1)†	10

Davis Venture Value Portfolio — Class 3
01/31/04	17.19	0.12	6.49	6.61	(0.14)	—	(0.14)	23.66	38.54	88,056	1.03		0.61		13
01/31/05	23.66	0.22	2.15	2.37	(0.17)	—	(0.17)	25.86	10.06	232,729	1.04	(1)	0.74	(1)	9
01/31/06	25.86	0.20	3.27	3.47	(0.22)	—	(0.22)	29.11	13.49	370,408	1.01	(1)	0.73	(1)	14
01/31/07	29.11	0.19	4.05	4.24	(0.24)	—	(0.24)	33.11	14.65 (2)	630,658	1.01	(1)	0.62	(1)	16
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)	734,025	1.02	(1)	0.93	(1)	14
07/31/08@	31.14	0.11	(2.85)	(2.74)	—	—	—	28.40	(8.80)	678,350	1.03	(1)†	0.76	(1)†	10

“Dogs” of Wall Street Portfolio — Class 1
01/31/04	7.99	0.24	2.07	2.31	(0.24)	—	(0.24)	10.06	29.27	105,109	0.71		2.67		56
01/31/05	10.06	0.21	0.35	0.56	(0.25)	—	(0.25)	10.37	5.67	92,258	0.71		2.05		30
01/31/06	10.37	0.24	0.04	0.28	(0.26)	(0.02)	(0.28)	10.37	2.91	68,668	0.70	(1)	2.26	(1)	26
01/31/07	10.37	0.25	1.85	2.10	(0.28)	(0.19)	(0.47)	12.00	20.57	67,972	0.71	(1)	2.22	(1)	45
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)	45,384	0.73	(1)	2.24	(1)	61
07/31/08@	10.67	0.15	(1.29)	(1.14)	—	—	—	9.53	(10.68)	35,974	0.74	(1)†	2.98	(1)†	35

“Dogs” of Wall Street Portfolio — Class 2
01/31/04	7.98	0.22	2.08	2.30	(0.23)	—	(0.23)	10.05	29.12	20,038	0.86		2.46		56
01/31/05	10.05	0.19	0.35	0.54	(0.23)	—	(0.23)	10.36	5.54	22,040	0.86		1.91		30
01/31/06	10.36	0.22	0.04	0.26	(0.24)	(0.02)	(0.26)	10.36	2.75	19,414	0.85	(1)	2.10	(1)	26
01/31/07	10.36	0.23	1.85	2.08	(0.27)	(0.19)	(0.46)	11.98	20.33	19,902	0.86	(1)	2.07	(1)	45
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)	14,126	0.88	(1)	2.09	(1)	61
07/31/08@	10.66	0.14	(1.30)	(1.16)	—	—	—	9.50	(10.88)	11,040	0.89	(1)†	2.83	(1)†	35

“Dogs” of Wall Street Portfolio — Class 3
01/31/04	7.98	0.19	2.10	2.29	(0.23)	—	(0.23)	10.04	28.95	6,743	0.96		2.21		56
01/31/05	10.04	0.18	0.34	0.52	(0.22)	—	(0.22)	10.34	5.34	12,628	0.96		1.81		30
01/31/06	10.34	0.21	0.05	0.26	(0.23)	(0.02)	(0.25)	10.35	2.75	12,873	0.95	(1)	2.01	(1)	26
01/31/07	10.35	0.21	1.85	2.06	(0.26)	(0.19)	(0.45)	11.96	20.15	20,403	0.96	(1)	1.93	(1)	45
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)	19,060	0.99	(1)	1.99	(1)	61
07/31/08@	10.64	0.14	(1.30)	(1.16)	—	—	—	9.48	(10.90)	17,096	0.99	(1)†	2.72	(1)†	35

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	7/08†@

Davis Venture Value Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.01	0.00	0.00	0.00
Davis Venture Value Class 3	0.01	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	—	0.00	0.02	0.01	0.01
“Dogs” of Wall Street Class 2	—	0.00	0.02	0.01	0.01
“Dogs” of Wall Street Class 3	—	0.00	0.02	0.01	0.01

(2)	The Portfolio performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Alliance Growth Portfolio — Class 1
01/31/04	$13.53	$0.05	$4.30	$4.35	$(0.04)	$—	$(0.04)	$17.84	32.17%	$1,105,466	0.68	%(1)	0.27	%(1)	63%
01/31/05	17.84	0.06	0.24	0.30	(0.06)	—	(0.06)	18.08	1.68	873,722	0.70	(1)	0.31	(1)	82
01/31/06	18.08	0.02	5.07	5.09	(0.08)	—	(0.08)	23.09	28.23	878,869	0.66	(1)	0.10	(1)	66
01/31/07	23.09	0.01	(0.59)	(0.58)	(0.03)	—	(0.03)	22.48	(2.52)	640,828	0.66	(1)	0.07	(1)	91
01/31/08	22.48	0.04	(0.04)	0.00	(0.01)	—	(0.01)	22.47	(0.00)	470,282	0.66	(1)	0.15	(1)	110
07/31/08@	22.47	0.03	(0.67)	(0.64)	—	—	—	21.83	(2.85)	406,082	0.67	(1)†	0.28	(1)†	43

Alliance Growth Portfolio — Class 2
01/31/04	13.52	0.02	4.30	4.32	(0.02)	—	(0.02)	17.82	31.94	67,731	0.83	(1)	0.10	(1)	63
01/31/05	17.82	0.04	0.23	0.27	(0.03)	—	(0.03)	18.06	1.54	70,604	0.85	(1)	0.17	(1)	82
01/31/06	18.06	(0.01)	5.06	5.05	(0.05)	—	(0.05)	23.06	28.03	82,966	0.81	(1)	(0.06	)(1)	66
01/31/07	23.06	(0.02)	(0.60)	(0.62)	—	—	—	22.44	(2.69)	69,079	0.82	(1)	(0.08	)(1)	91
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81	(1)	(0.00	)(1)	110
07/31/08@	22.41	0.01	(0.66)	(0.65)	—	—	—	21.76	(2.90)	49,256	0.82	(1)†	0.13	(1)†	43

Alliance Growth Portfolio — Class 3
01/31/04	13.51	(0.01)	4.31	4.30	(0.01)	—	(0.01)	17.80	31.85	27,900	0.94	(1)	(0.07	)(1)	63
01/31/05	17.80	0.03	0.22	0.25	(0.02)	—	(0.02)	18.03	1.40	71,682	0.95	(1)	0.12	(1)	82
01/31/06	18.03	(0.03)	5.07	5.04	(0.04)	—	(0.04)	23.03	27.96	123,871	0.91	(1)	(0.17	)(1)	66
01/31/07	23.03	(0.04)	(0.60)	(0.64)	—	—	—	22.39	(2.78)	221,601	0.92	(1)	(0.18	)(1)	91
01/31/08	22.39	(0.03)	(0.03)	(0.06)	—	—	—	22.34	(0.22)	236,778	0.91	(1)	(0.11	)(1)	110
07/31/08@	22.34	0.00	(0.66)	(0.66)	—	—	—	21.68	(2.95)	214,796	0.92	(1)†	0.03	(1)†	43

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08	7/08†@

Alliance Growth Class 1	0.02%	0.03%	0.02%	0.01%	0.01%	0.01%
Alliance Growth Class 2	0.02	0.03	0.02	0.01	0.01	0.01
Alliance Growth Class 3	0.02	0.03	0.02	0.01	0.01	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(2)		net assets(2)		turnover

Capital Growth Portfolio — Class 1
01/31/04	$5.12	$0.00	$1.52	$1.52	$—	$—	$—	$6.64	29.69%	$24,076	1.35%		(0.03)%		52%
01/31/05	6.64	0.03	0.65	0.68	—	—	—	7.32	10.24	21,290	1.35	(1)	0.39	(1)	50
01/31/06	7.32	0.02	0.65	0.67	(0.04)	—	(0.04)	7.95	9.15	18,639	1.32	(1)	0.31	(1)	58
01/31/07	7.95	0.02	1.07	1.09	(0.03)	—	(0.03)	9.01	13.68	19,493	1.30	(1)(3)	0.29	(1)(3)	91
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)	(0.13	)(1)	120
07/31/08@	9.11	0.00	(0.26)	(0.26)	—	—	—	8.85	(2.85)	14,279	1.04	†	(0.04	)†	25

Capital Growth Portfolio — Class 2
01/31/04	5.11	(0.01)	1.51	1.50	—	—	—	6.61	29.35	6,360	1.50		(0.19)		52
01/31/05	6.61	0.02	0.65	0.67	—	—	—	7.28	10.14	6,649	1.50	(1)	0.25	(1)	50
01/31/06	7.28	0.01	0.64	0.65	(0.03)	—	(0.03)	7.90	8.90	6,043	1.47	(1)	0.16	(1)	58
01/31/07	7.90	0.01	1.07	1.08	(0.02)	—	(0.02)	8.96	13.62	6,117	1.45	(1)(3)	0.14	(1)(3)	91
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
07/31/08@	9.06	(0.01)	(0.26)	(0.27)	—	—	—	8.79	(2.98)	4,607	1.19	†	(0.19	)†	25

Capital Growth Portfolio — Class 3
01/31/04	5.11	(0.02)	1.52	1.50	—	—	—	6.61	29.35	418	1.60		(0.30)		52
01/31/05	6.61	0.01	0.65	0.66	—	—	—	7.27	9.98	1,129	1.60	(1)	0.17	(1)	50
01/31/06	7.27	0.00	0.63	0.63	(0.02)	—	(0.02)	7.88	8.67	1,912	1.57	(1)	0.03	(1)	58
01/31/07	7.88	0.00	1.07	1.07	(0.01)	—	(0.01)	8.94	13.56	4,408	1.55	(1)(3)	0.05	(1)(3)	91
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
07/31/08@	9.03	(0.01)	(0.26)	(0.27)	—	—	—	8.76	(2.99)	61,360	1.29	†	(0.32	)†	25

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08

Capital Growth Class 1	0.01%	0.01%	0.02%	0.01%
Capital Growth Class 2	0.01	0.01	0.02	0.01
Capital Growth Class 3	0.01	0.01	0.02	0.00

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/04	1/05(1)	1/06(1)	1/07(1)(3)	1/08(1)	7/08†@	1/04	1/05(1)	1/06(1)	1/07(1)(3)	1/08(1)	7/08†@

Capital Growth Class 1	1.53%	1.52%	1.20%	1.19%	1.18%	1.09%	(0.21)%	0.22%	0.43%	0.40%	(0.18)%	(0.09)%
Capital Growth Class 2	1.68	1.67	1.35	1.34	1.33	1.24	(0.37)	0.09	0.28	0.24	(0.34)	(0.24)
Capital Growth Class 3	1.77	1.77	1.43	1.45	1.45	1.34	(0.47)	0.02	0.17	0.15	(0.60)	(0.37)

(3)	Net of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	assets(1)		net assets(1)		turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/04	$8.35	$0.08	$2.23	$2.31	$(0.08)	$—	$(0.08)	$10.58	27.73%	$237,182	0.82%		0.81%		93%
01/31/05	10.58	0.08	0.88	0.96	(0.09)	—	(0.09)	11.45	9.14	211,786	0.80		0.74		78
01/31/06	11.45	0.08	1.32	1.40	(0.10)	—	(0.10)	12.75	12.28	191,335	0.78		0.65		45
01/31/07	12.75	0.14	1.35	1.49	(0.09)	—	(0.09)	14.15	11.76	162,799	0.78		1.02		27
01/31/08	14.15	0.12	0.30	0.42	(0.18)	—	(0.18)	14.39	2.84 (3)	128,090	0.78		0.81		23
07/31/08@	14.39	0.09	(0.56)	(0.47)	—	—	—	13.92	(3.27)	109,924	0.78	†	1.26	†	14

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/04	8.35	0.07	2.23	2.30	(0.07)	—	(0.07)	10.58	27.56	29,479	0.97		0.65		93
01/31/05	10.58	0.06	0.87	0.93	(0.07)	—	(0.07)	11.44	8.90	31,442	0.95		0.58		78
01/31/06	11.44	0.06	1.33	1.39	(0.08)	—	(0.08)	12.75	12.22	30,111	0.93		0.49		45
01/31/07	12.75	0.11	1.36	1.47	(0.08)	—	(0.08)	14.14	11.53	28,136	0.93		0.86		27
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64 (3)	23,643	0.93		0.65		23
07/31/08@	14.37	0.08	(0.56)	(0.48)	—	—	—	13.89	(3.34)	20,658	0.93	†	1.11	†	14

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/04	8.35	0.05	2.23	2.28	(0.06)	—	(0.06)	10.57	27.40	16,650	1.08		0.50		93
01/31/05	10.57	0.06	0.87	0.93	(0.07)	—	(0.07)	11.43	8.82	35,551	1.06		0.45		78
01/31/06	11.43	0.05	1.32	1.37	(0.07)	—	(0.07)	12.73	12.04	49,378	1.03		0.37		45
01/31/07	12.73	0.10	1.35	1.45	(0.06)	—	(0.06)	14.12	11.45	57,649	1.03		0.73		27
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56 (3)	53,153	1.03		0.55		23
07/31/08@	14.35	0.07	(0.55)	(0.48)	—	—	—	13.87	(3.34)	62,356	1.03	†	0.98	†	14

Fundamental Growth Portfolio — Class 1
01/31/04	11.03	0.01	3.24	3.25	(0.03)	—	(0.03)	14.25	29.51	288,148	0.93		0.08		56
01/31/05	14.25	0.07	(0.18)	(0.11)	(0.02)	—	(0.02)	14.12	(0.78)	232,556	0.93		0.48		71
01/31/06	14.12	0.00	1.60	1.60	(0.09)	—	(0.09)	15.63	11.40	201,063	0.92	(2)	(0.04	)(2)	116
01/31/07	15.63	(0.01)	1.12	1.11	(0.00)	—	(0.00)	16.74	7.13	160,693	0.84	(2)	(0.09	)(2)	73
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06	120,755	0.92	(2)	(0.04	)(2)	197
07/31/08@	16.75	(0.03)	0.38	0.35	—	—	—	17.10	2.09	110,680	0.92	†	(0.29	)†	75

Fundamental Growth Portfolio — Class 2
01/31/04	11.02	0.00	3.22	3.22	(0.01)	—	(0.01)	14.23	29.27	11,344	1.08		(0.08)		56
01/31/05	14.23	0.05	(0.18)	(0.13)	—	—	—	14.10	(0.91)	9,324	1.08		0.33		71
01/31/06	14.10	(0.02)	1.60	1.58	(0.07)	—	(0.07)	15.61	11.25	9,244	1.07	(2)	(0.20	)(2)	116
01/31/07	15.61	(0.04)	1.12	1.08	—	—	—	16.69	6.92	7,678	0.99	(2)	(0.24	)(2)	73
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)	6,295	1.07	(2)	(0.19	)(2)	197
07/31/08@	16.68	(0.04)	0.38	0.34	—	—	—	17.02	2.04	5,956	1.07	†	(0.44	)†	75

Fundamental Growth Portfolio — Class 3
01/31/04	11.02	(0.02)	3.23	3.21	(0.01)	—	(0.01)	14.22	29.14	2,260	1.18		(0.22)		56
01/31/05	14.22	0.05	(0.21)	(0.16)	—	—	—	14.06	(1.13)	3,343	1.18		0.32		71
01/31/06	14.06	(0.04)	1.61	1.57	(0.06)	—	(0.06)	15.57	11.18	5,445	1.17	(2)	(0.32	)(2)	116
01/31/07	15.57	(0.05)	1.12	1.07	—	—	—	16.64	6.87	5,531	1.09	(2)	(0.34	)(2)	73
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)	61,480	1.20	(2)	(0.32	)(2)	197
07/31/08@	16.62	(0.04)	0.37	0.33	—	—	—	16.95	1.99	97,326	1.17	†	(0.54	)†	75

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08	7/08†@

MFS Massachusetts Investors Trust Class 1	0.05%	0.02%	0.01%	0.01%	0.01%	0.01%
MFS Massachusetts Investors Trust Class 2	0.05	0.02	0.01	0.01	0.00	0.01
MFS Massachusetts Investors Trust Class 3	0.05	0.02	0.01	0.01	0.01	0.01
Fundamental Growth Class 1	0.04	0.02	0.04	0.02	0.03	0.04
Fundamental Growth Class 2	0.04	0.02	0.04	0.02	0.03	0.04
Fundamental Growth Class 3	0.04	0.02	0.03	0.02	0.03	0.04

(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/06(1)	1/07(1)	1/08(1)	1/06(1)	1/07(1)	1/08(1)

Fundamental Growth Portfolio Class 1	0.95%	0.94%	0.94%	(0.07)%	(0.19)%	(0.07)%
Fundamental Growth Portfolio Class 2	1.10	1.09	1.09	(0.23)	(0.34)	(0.22)
Fundamental Growth Portfolio Class 3	1.21	1.19	1.21	(0.36)	(0.44)	(0.33)

(3)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets(1)		net assets(1)		turnover

Blue Chip Growth Portfolio — Class 1
01/31/04	$4.76	$0.01	$1.42	$1.43	$(0.01)	$—	$(0.01)	$6.18	30.04%		$33,277	0.85%		0.19%		124%
01/31/05	6.18	0.03	0.01	0.04	(0.01)	—	(0.01)	6.21	0.65		29,798	0.85	(2)	0.55	(2)	158
01/31/06	6.21	0.01	0.48	0.49	(0.04)	—	(0.04)	6.66	7.89		29,581	0.85	(2)	0.18	(2)	109
01/31/07	6.66	0.02	0.47	0.49	(0.02)	—	(0.02)	7.13	7.32		23,051	0.85	(2)	0.34	(2)	154
01/31/08	7.13	0.03	0.11	0.14	(0.03)	—	(0.03)	7.24	1.86		20,216	0.85	(2)	0.34	(2)	71
07/31/08@	7.24	0.01	(0.23)	(0.22)	—	—	—	7.02	(3.04	)(3)	16,722	0.85	(2)†	0.16	(2)†	21

Blue Chip Growth Portfolio — Class 2
01/31/04	4.76	0.00	1.41	1.41	(0.00)	—	(0.00)	6.17	29.66		13,868	1.00		0.04		124
01/31/05	6.17	0.03	0.00	0.03	(0.00)	—	(0.00)	6.20	0.52		13,882	1.00	(2)	0.42	(2)	158
01/31/06	6.20	0.00	0.49	0.49	(0.03)	—	(0.03)	6.66	7.91		12,399	1.00	(2)	0.03	(2)	109
01/31/07	6.66	0.01	0.46	0.47	(0.01)	—	(0.01)	7.12	7.02		11,336	1.00	(2)	0.18	(2)	154
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00	(2)	0.21	(2)	71
07/31/08@	7.24	0.00	(0.23)	(0.23)	—	—	—	7.01	(3.18	)(3)	7,912	1.00	(2)†	0.01	(2)†	21

Blue Chip Growth Portfolio — Class 3
01/31/04	4.76	0.00	1.41	1.41	—	—	—	6.17	29.62		4,677	1.10		(0.07)		124
01/31/05	6.17	0.02	0.00	0.02	—	—	—	6.19	0.32		8,058	1.10	(2)	0.38	(2)	158
01/31/06	6.19	0.00	0.48	0.48	(0.02)	—	(0.02)	6.65	7.82		10,795	1.10	(2)	(0.08	)(2)	109
01/31/07	6.65	—	0.46	0.46	(0.00)	—	(0.00)	7.11	6.93		13,177	1.10	(2)	0.07	(2)	154
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10	(2)	0.05	(2)	71
07/31/08@	7.23	0.00	(0.24)	(0.24)	—	—	—	6.99	(3.32	)(3)	16,266	1.10	(2)†	(0.09	)(2)†	21

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/04	1/05	1/06(2)	1/07(2)	1/08(2)	7/08†@	1/04	1/05	1/06(2)	1/07(2)	1/08(2)	7/08†@

Blue Chip Growth Class 1	0.94%	0.92%	0.94%	0.85%	0.91%	0.86%	0.10%	0.49%	0.09%	0.34%	0.28%	0.16%
Blue Chip Growth Class 2	1.09	1.07	1.09	1.00	1.06	1.01	(0.05)	0.36	(0.06)	0.18	0.15	0.01
Blue Chip Growth Class 3	1.18	1.17	1.19	1.10	1.17	1.10	(0.15)	0.31	(0.17)	0.07	(0.02)	(0.10)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	7/08†@

Blue Chip Growth Class 1	0.00%	0.05%	0.02%	0.01%	0.01%
Blue Chip Growth Class 2	0.00	0.05	0.02	0.01	0.01
Blue Chip Growth Class 3	0.00	0.05	0.02	0.01	0.01

(3)	The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 5).

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	assets		net assets		turnover

Real Estate Portfolio — Class 1
01/31/04	$10.89	$0.50	$4.58	$5.08	$(0.35)	$—	$(0.35)	$15.62	47.02%		$139,355	0.88%		3.76%		18%
01/31/05	15.62	0.41	2.63	3.04	(0.47)	—	(0.47)	18.19	19.58		154,304	0.86	(2)	2.38	(2)	33
01/31/06	18.19	0.34	5.00	5.34	(0.42)	(1.55)	(1.97)	21.56	31.37		165,987	0.85	(2)	1.69	(2)	23
01/31/07	21.56	0.34	6.65	6.99	(0.32)	(2.34)	(2.66)	25.89	34.17	(3)	195,996	0.82		1.45		37
01/31/08	25.89	0.48	(5.30)	(4.82)	(0.34)	(3.56)	(3.90)	17.17	(20.98	)(3)	98,168	0.84		2.12		60
07/31/08@	17.17	0.27	(0.96)	(0.69)	—	—	—	16.48	(4.02)		84,348	0.84	(2)†	3.11	(2)†	15
Real Estate Portfolio — Class 2
01/31/04	10.87	0.46	4.60	5.06	(0.34)	—	(0.34)	15.59	46.84		23,007	1.03		3.48		18
01/31/05	15.59	0.38	2.63	3.01	(0.45)	—	(0.45)	18.15	19.42		29,362	1.01	(2)	2.23	(2)	33
01/31/06	18.15	0.31	4.98	5.29	(0.39)	(1.55)	(1.94)	21.50	31.15		32,483	1.00	(2)	1.54	(2)	23
01/31/07	21.50	0.31	6.63	6.94	(0.29)	(2.34)	(2.63)	25.81	34.01	(3)	40,000	0.97		1.32		37
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
07/31/08@	17.10	0.25	(0.95)	(0.70)	—	—	—	16.40	(4.09)		19,607	0.99	(2)†	2.96	(2)†	15
Real Estate Portfolio — Class 3
01/31/04	10.87	0.30	4.73	5.03	(0.33)	—	(0.33)	15.57	46.62		12,542	1.13		2.33		18
01/31/05	15.57	0.35	2.64	2.99	(0.44)	—	(0.44)	18.12	19.30		29,641	1.12	(2)	2.11	(2)	33
01/31/06	18.12	0.28	4.99	5.27	(0.37)	(1.55)	(1.92)	21.47	31.08		53,320	1.10	(2)	1.43	(2)	23
01/31/07	21.47	0.30	6.59	6.89	(0.27)	(2.34)	(2.61)	25.75	33.81	(3)	127,950	1.07		1.32		37
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
07/31/08@	17.06	0.24	(0.95)	(0.71)	—	—	—	16.35	(4.16)		161,858	1.09	(2)†	2.88	(2)†	15
Small Company Value Portfolio — Class 1
01/31/04	8.60	(0.03)	3.58	3.55	—	—	—	12.15	41.28		8,562	1.60	(1)	(0.31	)(1)	22
01/31/05	12.15	0.09	2.70	2.79	—	—	—	14.94	22.96		10,462	1.60	(1)	0.66	(1)	22
01/31/06	14.94	0.00	3.21	3.21	(0.11)	(0.94)	(1.05)	17.10	22.64		10,218	1.60	(1)	0.01	(1)	16
01/31/07	17.10	0.00	2.05	2.05	(0.00)	(1.33)	(1.33)	17.82	12.61		9,998	1.60	(1)	0.02	(1)	7
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
07/31/08@	15.69	0.05	(0.61)	(0.56)	—	—	—	15.13	(3.57)		6,066	1.11	†	0.71	†	4
Small Company Value Portfolio — Class 3
01/31/06	16.88	(0.08)	1.35	1.27	(0.11)	(0.94)	(1.05)	17.10	8.55		110	1.85	(1)	(0.54	)(1)	16
01/31/07	17.10	(0.03)	2.02	1.99	—	(1.33)	(1.33)	17.76	12.24		28,910	1.85	(1)	(0.19	)(1)	7
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
07/31/08@	15.61	0.03	(0.62)	(0.59)	—	—	—	15.02	(3.78)		106,420	1.36	†	0.43	†	4

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/04	1/05	1/06	1/07	1/08	1/04	1/05	1/06	1/07	1/08

Small Company Value Class 1	2.27%	2.00%	1.82%	1.46%	1.18%	(0.98)%	0.26%	(0.21)%	0.17%	0.62%
Small Company Value Class 3	—	—	2.03	1.53	1.44	—	—	(0.72)	0.13	0.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	7/08†@

Real Estate Class 1	0.00%	0.00%	0.00%
Real Estate Class 2	0.00	0.00	0.00
Real Estate Class 3	0.00	0.00	0.00

(3)	The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	return of	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	capital	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Mid-Cap Growth Portfolio — Class 1
01/31/04	$5.81	$(0.03)	$2.56	$2.53	$—	$—	$—	$—	$8.34	43.55%	$199,807	0.87	%(1)	(0.47	)%(1)	92%
01/31/05	8.34	(0.04)	0.45	0.41	—	—	—	—	8.75	4.92	164,512	0.84	(1)	(0.57	)(1)	79
01/31/06	8.75	(0.03)	1.11	1.08	—	—	—	—	9.83	12.34	144,202	0.82	(1)	(0.33	)(1)	83
01/31/07	9.83	0.02	0.10	0.12	—	—	—	—	9.95	1.22	116,485	0.82	(1)	0.22	(1)	143
01/31/08	9.95	(0.04)	0.18	0.14	(0.03)	—	—	(0.03)	10.06	1.34	88,878	0.87	(1)	(0.37	)(1)	185
07/31/08@	10.06	(0.02)	0.03	0.01	—	—	—	—	10.07	0.10	80,248	0.87	(1)†	(0.47	)(1)†	46

Mid-Cap Growth Portfolio — Class 2
01/31/04	5.80	(0.04)	2.54	2.50	—	—	—	—	8.30	43.10	53,167	1.02	(1)	(0.63	)(1)	92
01/31/05	8.30	(0.06)	0.47	0.41	—	—	—	—	8.71	4.94	54,901	0.99	(1)	(0.72	)(1)	79
01/31/06	8.71	(0.04)	1.09	1.05	—	—	—	—	9.76	12.06	52,229	0.97	(1)	(0.48	)(1)	83
01/31/07	9.76	0.01	0.09	0.10	—	—	—	—	9.86	1.02	44,719	0.98	(1)	0.07	(1)	143
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	—	(0.01)	9.97	1.23	37,532	1.02	(1)	(0.53	)(1)	185
07/31/08@	9.97	(0.03)	0.03	(0.00)	—	—	—	—	9.97	0.00	33,586	1.02	(1)†	(0.62	)(1)†	46

Mid-Cap Growth Portfolio — Class 3
01/31/04	5.79	(0.05)	2.55	2.50	—	—	—	—	8.29	43.18	32,377	1.12	(1)	(0.77	)(1)	92
01/31/05	8.29	(0.07)	0.46	0.39	—	—	—	—	8.68	4.70	55,283	1.09	(1)	(0.82	)(1)	79
01/31/06	8.68	(0.05)	1.10	1.05	—	—	—	—	9.73	12.10	75,391	1.07	(1)	(0.58	)(1)	83
01/31/07	9.73	0.00	0.09	0.09	—	—	—	—	9.82	0.92	84,072	1.08	(1)	0.01	(1)	143
01/31/08	9.82	(0.07)	0.17	0.10	0.00	—	—	—	9.92	1.05	87,948	1.12	(1)	(0.64	)(1)	185
07/31/08@	9.92	(0.04)	0.04	(0.00)	—	—	—	—	9.92	0.00	88,875	1.12	(1)†	(0.72	)(1)†	46

Aggressive Growth Portfolio — Class 1
01/31/04	6.67	(0.03)	2.22	2.19	—	—	—	—	8.86	32.83	198,390	0.79		(0.39)		103
01/31/05	8.86	(0.02)	1.26	1.24	—	—	—	—	10.10	14.00	189,042	0.80	(1)	(0.26	)(1)	89
01/31/06	10.10	0.01	1.50	1.51	—	—	—	—	11.61	14.95	174,880	0.79	(1)	0.05	(1)	121
01/31/07	11.61	0.07	1.31	1.38	(0.01)	—	—	(0.01)	12.98	11.92	150,208	0.81	(1)	0.56	(1)	298
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	—	(0.08)	11.55	(10.51)	102,998	0.80	(1)	0.31	(1)	143
07/31/08@	11.55	0.00	(1.84)	(1.84)	—	—	—	—	9.71	(15.93)	77,788	0.86	(1)†	(0.03	)(1)†	376

Aggressive Growth Portfolio — Class 2
01/31/04	6.67	(0.04)	2.22	2.18	—	—	—	—	8.85	32.68	13,218	0.94		(0.55)		103
01/31/05	8.85	(0.04)	1.26	1.22	—	—	—	—	10.07	13.79	13,703	0.95	(1)	(0.41	)(1)	89
01/31/06	10.07	0.00	1.49	1.49	—	—	—	—	11.56	14.80	15,101	0.94	(1)	(0.09	)(1)	121
01/31/07	11.56	0.05	1.30	1.35	—	—	—	—	12.91	11.68	13,612	0.96	(1)	0.41	(1)	298
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	—	(0.06)	11.49	(10.60)	10,326	0.95	(1)	0.16	(1)	143
07/31/08@	11.49	(0.01)	(1.83)	(1.84)	—	—	—	—	9.65	(16.01)	7,245	1.01	(1)†	(0.18	)(1)†	376

Aggressive Growth Portfolio — Class 3
01/31/04	6.67	(0.05)	2.22	2.17	—	—	—	—	8.84	32.53	3,219	1.05		(0.68)		103
01/31/05	8.84	(0.05)	1.25	1.20	—	—	—	—	10.04	13.57	7,552	1.05	(1)	(0.51	)(1)	89
01/31/06	10.04	(0.01)	1.49	1.48	—	—	—	—	11.52	14.74	12,071	1.04	(1)	(0.17	)(1)	121
01/31/07	11.52	0.04	1.29	1.33	—	—	—	—	12.85	11.55	17,907	1.06	(1)	0.35	(1)	298
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	—	(0.05)	11.43	(10.72)	18,666	1.05	(1)	0.03	(1)	143
07/31/08@	11.43	(0.02)	(1.81)	(1.83)	—	—	—	—	9.60	(16.01)	15,529	1.11	(1)†	(0.28	)(1)†	376

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08	7/08†@
Mid-Cap Growth Class 1	0.05%	0.02%	0.03%	0.02%	0.01%	0.01%
Mid-Cap Growth Class 2	0.05	0.02	0.03	0.02	0.01	0.01
Mid-Cap Growth Class 3	0.05	0.02	0.03	0.02	0.01	0.01
Aggressive Growth Class 1	—	0.00	0.05	0.03	0.05	0.11
Aggressive Growth Class 2	—	0.00	0.05	0.03	0.05	0.11
Aggressive Growth Class 3	—	0.00	0.05	0.03	0.05	0.11

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth Opportunities Portfolio — Class 1
01/31/04	$3.50	$(0.02)	$1.47	$1.45	$—	$—	$—	$4.95	41.43%	$31,640	1.00	%(1)	(0.45	)%(1)	178%
01/31/05	4.95	(0.02)	0.06	0.04	—	—	—	4.99	0.81 (3)	19,474	1.00	(1)(2)	(0.44	)(1)(2)	171
01/31/06	4.99	(0.02)	1.07	1.05	—	—	—	6.04	21.04	18,641	1.00	(1)(2)	(0.49	)(1)(2)	228
01/31/07	6.04	(0.03)	0.34	0.31	—	—	—	6.35	5.13	23,116	1.00	(1)	(0.56	)(1)	310
01/31/08	6.35	(0.04)	0.48	0.44	—	—	—	6.79	6.93	21,098	0.93		(0.61)		209
07/31/08@	6.79	(0.02)	(0.08)	(0.10)	—	—	—	6.69	(1.47)	17,690	0.94	†	(0.64	)†	132

Growth Opportunities Portfolio — Class 2
01/31/04	3.49	(0.03)	1.47	1.44	—	—	—	4.93	41.26	7,802	1.15	(1)	(0.60	)(1)	178
01/31/05	4.93	(0.03)	0.06	0.03	—	—	—	4.96	0.61 (3)	6,498	1.15	(1)(2)	(0.60	)(1)(2)	171
01/31/06	4.96	(0.03)	1.06	1.03	—	—	—	5.99	20.77	7,317	1.15	(1)(2)	(0.64	)(1)(2)	228
01/31/07	5.99	(0.04)	0.35	0.31	—	—	—	6.30	5.18	9,413	1.15	(1)	(0.71	)(1)	310
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67	8,425	1.08		(0.75)		209
07/31/08@	6.72	(0.03)	(0.07)	(0.10)	—	—	—	6.62	(1.49)	7,041	1.09	†	(0.79	)†	132

Growth Opportunities Portfolio — Class 3
01/31/04	3.49	(0.03)	1.46	1.43	—	—	—	4.92	40.97	2,424	1.25	(1)	(0.69	)(1)	178
01/31/05	4.92	(0.03)	0.06	0.03	—	—	—	4.95	0.61 (3)	3,681	1.25	(1)(2)	(0.72	)(1)(2)	171
01/31/06	4.95	(0.04)	1.06	1.02	—	—	—	5.97	20.61	5,482	1.25	(1)(2)	(0.74	)(1)(2)	228
01/31/07	5.97	(0.05)	0.35	0.30	—	—	—	6.27	5.03	33,224	1.25	(1)	(0.81	)(1)	310
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54	45,589	1.18		(0.86)		209
07/31/08@	6.68	(0.03)	(0.07)	(0.10)	—	—	—	6.58	(1.50)	52,061	1.19	†	(0.89	)†	132

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/04	1/05(2)	1/06(2)	1/07	1/04	1/05(2)	1/06(2)	1/07

Growth Opportunities Class 1	1.05%	1.05%	1.02%	0.94%	(0.50)%	(0.49)%	(0.51)%	(0.50)%
Growth Opportunities Class 2	1.20	1.21	1.17	1.10	(0.65)	(0.66)	(0.66)	(0.65)
Growth Opportunities Class 3	1.28	1.32	1.27	1.21	(0.72)	(0.79)	(0.76)	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06

Growth Opportunities Class 1	0.00%	0.03%
Growth Opportunities Class 2	0.00	0.03
Growth Opportunities Class 3	0.01	0.03

(3)	The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Marsico Focused Growth Portfolio — Class 1
01/31/04	$7.51	$(0.02)	$2.47	$2.45	$—	$—	$—	$9.96	32.62%	$81,784	1.00	%(1)	(0.22	)%(1)	86%
01/31/05	9.96	(0.01)	0.70	0.69	—	—	—	10.65	6.93	69,151	0.97	(1)(2)	(0.10	)(1)(2)	101
01/31/06	10.65	0.00	2.02	2.02	—	—	—	12.67	18.97	77,099	0.94	(2)	0.01	(2)	71
01/31/07	12.67	0.02	1.17	1.19	—	(0.77)	(0.77)	13.09	10.05	69,495	0.93	(2)	0.17	(2)	59
01/31/08	13.09	0.05	(0.14)	(0.09)	(0.03)	(0.68)	(0.71)	12.29	(1.39)	48,915	0.95	(2)	0.35	(2)	77
07/31/08@	12.29	0.03	(0.46)	(0.43)	—	—	—	11.86	(3.50)	41,375	0.96	(2)†	0.52	(2)†	38

Marsico Focused Growth Portfolio — Class 2
01/31/04	7.50	(0.03)	2.46	2.43	—	—	—	9.93	32.40	41,204	1.15	(1)	(0.36	)(1)	86
01/31/05	9.93	(0.02)	0.70	0.68	—	—	—	10.61	6.85	44,110	1.12	(1)(2)	(0.25	)(1)(2)	101
01/31/06	10.61	(0.01)	2.00	1.99	—	—	—	12.60	18.76	47,614	1.09	(2)	(0.14	)(2)	71
01/31/07	12.60	0.00	1.16	1.16	—	(0.77)	(0.77)	12.99	9.86	45,340	1.08	(2)	0.02	(2)	59
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10	(2)	0.20	(2)	77
07/31/08@	12.18	0.02	(0.45)	(0.43)	—	—	—	11.75	(3.53)	31,975	1.11	(2)†	0.37	(2)†	38

Marsico Focused Growth Portfolio — Class 3
01/31/04	7.49	(0.04)	2.47	2.43	—	—	—	9.92	32.44	14,130	1.25	(1)	(0.43	)(1)	86
01/31/05	9.92	(0.03)	0.69	0.66	—	—	—	10.58	6.65	23,788	1.22	(1)(2)	(0.36	)(1)(2)	101
01/31/06	10.58	(0.03)	2.01	1.98	—	—	—	12.56	18.71	33,218	1.19	(2)	(0.26	)(2)	71
01/31/07	12.56	(0.01)	1.15	1.14	—	(0.77)	(0.77)	12.93	9.73	43,463	1.18	(2)	(0.06	)(2)	59
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20	(2)	0.12	(2)	77
07/31/08@	12.12	0.02	(0.46)	(0.44)	—	—	—	11.68	(3.63)	49,293	1.21	(2)†	0.28	(2)†	38

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

 † Annualized

 @ Unaudited

(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

			Net Investment
	Expenses		Income (Loss)
	1/04	1/05	1/04	1/05

Marsico Focused Growth Class 1	0.97%	0.95%	(0.19)%	(0.08)%
Marsico Focused Growth Class 2	1.12	1.10	(0.33)	(0.23)
Marsico Focused Growth Class 3	1.21	1.20	(0.39)	(0.34)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

	1/05	1/06	1/07	1/08	7/08†@

Marsico Focused Growth Class 1	0.01%	0.02%	0.02%	0.00%	0.00%
Marsico Focused Growth Class 2	0.01	0.02	0.02	0.00	0.00
Marsico Focused Growth Class 3	0.01	0.02	0.02	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Technology Portfolio Class 1
01/31/04	$1.79	$(0.03)	$1.07	$1.04	$—	$—	$—	$2.83	58.10%	$59,813	1.49	%(2)	(1.32	)%(2)	123%
01/31/05	2.83	(0.02)	(0.35)	(0.37)	—	—	—	2.46	(13.07)	27,342	1.50	(2)	(0.76	)(2)	85
01/31/06	2.46	(0.02)	0.36	0.34	—	—	—	2.80	13.82	25,260	1.19	(2)	(0.84	)(2)	95
01/31/07	2.80	(0.02)	(0.09)	(0.11)	—	—	—	2.69	(3.93)	18,434	1.19	(2)	(0.64	)(2)	172
01/31/08	2.69	0.00	0.03	0.03	—	—	—	2.72	1.12	19,611	1.22	(1)(2)	0.09	(1)(2)	312
07/31/08@	2.72	(0.01)	(0.10)	(0.11)	—	—	—	2.61	(4.04)	17,131	1.19	(1)(2)†	(0.52	)(1)(2)†	127

Technology Portfolio Class 2
01/31/04	1.79	(0.03)	1.07	1.04	—	—	—	2.83	58.10	13,164	1.64	(2)	(1.46	)(2)	123
01/31/05	2.83	(0.01)	(0.37)	(0.38)	—	—	—	2.45	(13.43)	10,298	1.68	(2)	(0.76	)(2)	85
01/31/06	2.45	(0.02)	0.35	0.33	—	—	—	2.78	13.47	10,562	1.34	(2)	(0.98	)(2)	95
01/31/07	2.78	(0.02)	(0.09)	(0.11)	—	—	—	2.67	(3.96)	7,894	1.34	(2)	(0.79	)(2)	172
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)(2)	(0.09	)(1)(2)	312
07/31/08@	2.69	(0.01)	(0.10)	(0.11)	—	—	—	2.58	(4.09)	5,736	1.34	(1)(2)†	(0.65	)(1)(2)†	127

Technology Portfolio Class 3
01/31/04	1.79	(0.03)	1.06	1.03	—	—	—	2.82	57.54	6,641	1.72	(2)	(1.56	)(2)	123
01/31/05	2.82	(0.01)	(0.36)	(0.37)	—	—	—	2.45	(13.12)	8,893	1.79	(2)	(0.76	)(2)	85
01/31/06	2.45	(0.03)	0.35	0.32	—	—	—	2.77	13.06	11,502	1.43	(2)	(1.08	)(2)	95
01/31/07	2.77	(0.02)	(0.09)	(0.11)	—	—	—	2.66	(3.97)	13,175	1.44	(2)	(0.91	)(2)	172
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)(2)	(0.15	)(1)(2)	312
07/31/08@	2.68	(0.01)	(0.10)	(0.11)	—	—	—	2.57	(4.10)	21,325	1.44	(1)(2)†	(0.75	)(1)(2)†	127

Small & Mid Cap Value Portfolio Class 2
01/31/04	9.86	(0.01)	4.17	4.16	(0.01)	(0.07)	(0.08)	13.94	42.14	26,269	1.65	(1)	(0.07	)(1)	16
01/31/05	13.94	0.07	1.76	1.83	(0.06)	(0.47)	(0.53)	15.24	13.09	45,307	1.33	(1)(2)	0.39	(1)(2)	21
01/31/06	15.24	0.03	2.28	2.31	—	(0.06)	(0.06)	17.49	15.23	49,773	1.21	(2)	0.18	(2)	33
01/31/07	17.49	0.13	1.60	1.73	(0.03)	(1.02)	(1.05)	18.17	10.26	48,662	1.15	(2)	0.64	(2)	41
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15	(2)	0.31	(2)	27
07/31/08@	16.69	0.04	(0.44)	(0.40)	—	—	—	16.29	(2.40)	37,351	1.14	(2)†	0.47	(2)†	24

Small & Mid Cap Value Portfolio Class 3
01/31/04	9.86	(0.02)	4.16	4.14	(0.00)	(0.07)	(0.07)	13.93	41.99	42,387	1.75	(1)	(0.21	)(1)	16
01/31/05	13.93	0.07	1.74	1.81	(0.04)	(0.47)	(0.51)	15.23	12.99	134,471	1.41	(1)(2)	0.32	(1)(2)	21
01/31/06	15.23	0.02	2.28	2.30	—	(0.06)	(0.06)	17.47	15.18	208,937	1.31	(2)	0.08	(2)	33
01/31/07	17.47	0.10	1.60	1.70	(0.01)	(1.02)	(1.03)	18.14	10.12	291,463	1.25	(2)	0.58	(2)	41
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25	(2)	0.21	(2)	27
07/31/08@	16.65	0.03	(0.43)	(0.40)	—	—	—	16.25	(2.40)	366,098	1.24	(2)†	0.35	(2)†	24

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/04	1/05	1/06	1/07	1/08	7/08†@	1/04	1/05	1/06	1/07	1/08	7/08†@

Technology Class 1	—	—	—	—	1.25%	1.30%	—	—	—	—	.07%	(0.62)%
Technology Class 2	—	—	—	—	1.40	1.44	—	—	—	—	(.12)	(0.75)
Technology Class 3	—	—	—	—	1.51	1.55	—	—	—	—	(.18)	(0.85)
Small & Mid Cap Value Class 2	1.52%	1.30%	—	—	—	—	0.06%	0.40%	—	—	—	—
Small & Mid Cap Value Class 3	1.56	1.40	—	—	—	—	(0.02)	0.34	—	—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08	7/08†@

Technology Class 1	0.08%	0.13%	0.05%	0.03%	0.01%	0.05%
Technology Class 2	0.08	0.15	0.04	0.03	0.01	0.05
Technology Class 3	0.08	0.16	0.04	0.02	0.01	0.05
Small & Mid-Cap Value Class 2	—	0.04	0.03	0.02	0.01	0.01
Small & Mid-Cap Value Class 3	—	0.04	0.03	0.02	0.01	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

International Growth and Income Portfolio — Class 1
01/31/04	$7.15	$0.12	$3.06	$3.18	$(0.12)	$—	$(0.12)	$10.21	44.71%	$232,740	1.25	%(1)	1.41	%(1)	108%
01/31/05	10.21	0.09	1.57	1.66	(0.14)	—	(0.14)	11.73	16.37	262,167	1.24	(1)	0.79	(1)	67
01/31/06	11.73	0.21	2.50	2.71	(0.11)	—	(0.11)	14.33	23.25	283,464	1.10	(1)	1.68	(1)	79
01/31/07	14.33	0.33	2.73	3.06	(0.21)	(0.20)	(0.41)	16.98	21.57	316,711	1.03	(1)	2.16	(1)	97
01/31/08	16.98	0.34	(0.76)	(0.42)	(0.30)	(2.13)	(2.43)	14.13	(4.80)	255,827	1.04	(1)	1.97	(1)	86
07/31/08@	14.13	0.26	(0.84)	(0.58)	—	—	—	13.55	(4.10)	206,096	1.01	(1)†	3.61	(1)†	43

International Growth and Income Portfolio — Class 2
01/31/04	7.17	0.11	3.07	3.18	(0.11)	—	(0.11)	10.24	44.53	27,823	1.40	(1)	1.18	(1)	108
01/31/05	10.24	0.07	1.56	1.63	(0.12)	—	(0.12)	11.75	16.08	34,961	1.39	(1)	0.61	(1)	67
01/31/06	11.75	0.19	2.51	2.70	(0.10)	—	(0.10)	14.35	23.05	38,938	1.25	(1)	1.52	(1)	79
01/31/07	14.35	0.31	2.74	3.05	(0.19)	(0.20)	(0.39)	17.01	21.47	44,359	1.18	(1)	1.99	(1)	97
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
07/31/08@	14.15	0.25	(0.83)	(0.58)	—	—	—	13.57	(4.10)	26,725	1.17	(1)†	3.47	(1)†	43

International Growth and Income Portfolio — Class 3
01/31/04	7.17	0.06	3.11	3.17	(0.11)	—	(0.11)	10.23	44.35	14,408	1.50	(1)	0.65	(1)	108
01/31/05	10.23	0.03	1.59	1.62	(0.11)	—	(0.11)	11.74	16.00	37,465	1.48	(1)	0.31	(1)	67
01/31/06	11.74	0.17	2.51	2.68	(0.08)	—	(0.08)	14.34	22.97	51,289	1.34	(1)	1.34	(1)	79
01/31/07	14.34	0.21	2.82	3.03	(0.18)	(0.20)	(0.38)	16.99	21.32	134,938	1.27	(1)	1.43	(1)	97
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
07/31/08@	14.13	0.24	(0.83)	(0.59)	—	—	—	13.54	(4.18)	271,540	1.26	(1)†	3.37	(1)†	43

Global Equities Portfolio — Class 1
01/31/04	7.87	0.02	2.68	2.70	(0.02)	—	(0.02)	10.55	34.39	248,468	0.95	(1)	0.23	(1)	83
01/31/05	10.55	0.03	0.64	0.67	(0.03)	—	(0.03)	11.19	6.41	206,639	0.98	(1)	0.29	(1)	67
01/31/06	11.19	0.08	2.90	2.98	(0.03)	—	(0.03)	14.14	26.72	217,409	0.91	(1)	0.62	(1)	161
01/31/07	14.14	0.18	2.41	2.59	(0.14)	—	(0.14)	16.59	18.40 (2)	208,879	0.89		1.19		93
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
07/31/08@	16.37	0.20	(1.34)	(1.14)	—	—	—	15.23	(6.96)	134,504	0.97	†	2.48	†	59

Global Equities Portfolio — Class 2
01/31/04	7.85	0.01	2.66	2.67	(0.01)	—	(0.01)	10.51	34.04	13,903	1.10	(1)	0.06	(1)	83
01/31/05	10.51	0.02	0.64	0.66	(0.02)	—	(0.02)	11.15	6.30	11,951	1.13	(1)	0.14	(1)	67
01/31/06	11.15	0.06	2.90	2.96	(0.02)	—	(0.02)	14.09	26.56	16,301	1.06	(1)	0.45	(1)	161
01/31/07	14.09	0.15	2.40	2.55	(0.12)	—	(0.12)	16.52	18.19 (2)	20,043	1.04		1.01		93
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
07/31/08@	16.30	0.19	(1.33)	(1.14)	—	—	—	15.16	(6.99)	13,367	1.12	†	2.32	†	59

Global Equities Portfolio — Class 3
01/31/04	7.84	(0.01)	2.68	2.67	(0.01)	—	(0.01)	10.50	34.05	3,387	1.20	(1)	(0.14	)(1)	83
01/31/05	10.50	(0.01)	0.65	0.64	(0.01)	—	(0.01)	11.13	6.12	7,515	1.23	(1)	(0.05	)(1)	67
01/31/06	11.13	0.04	2.90	2.94	(0.01)	—	(0.01)	14.06	26.40	16,084	1.14	(1)	0.33	(1)	161
01/31/07	14.06	0.12	2.41	2.53	(0.11)	—	(0.11)	16.48	18.06 (2)	30,854	1.14		0.83		93
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
07/31/08@	16.25	0.18	(1.32)	(1.14)	—	—	—	15.11	(7.02)	31,277	1.22	†	2.23	†	59

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 † Annualized
 @ Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08	7/08†@

International Growth and Income Class 1	0.05%	0.02%	0.03%	0.01%	0.00%	0.00%
International Growth and Income Class 2	0.05	0.02	0.03	0.01	0.00	0.00
International Growth and Income Class 3	0.05	0.02	0.03	0.01	0.00	0.00
Global Equities Class 1	0.03	0.03	0.02	—	—	—
Global Equities Class 2	0.03	0.03	0.02	—	—	—
Global Equities Class 3	0.03	0.02	0.02	—	—	—

(2)	The Portfolios performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends		Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	Dividends	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	return of	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	capital	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

International Diversified Equities Portfolio Class 1
01/31/04	$5.18	$0.07	$1.96	$2.03	$(0.28)	$—	$—	$(0.28)	$6.93	39.76%	$196,843	1.23%		1.13%		49%
01/31/05	6.93	0.06	0.83	0.89	(0.15)	—	—	(0.15)	7.67	13.10	183,649	1.25	(1)	0.86	(1)	25
01/31/06	7.67	0.12	1.71	1.83	(0.13)	—	—	(0.13)	9.37	24.08	190,263	1.11		1.42		19
01/31/07	9.37	0.19	1.41	1.60	(0.04)	—	—	(0.04)	10.93	17.15	188,241	0.94		1.87		13
01/31/08	10.93	0.19	0.27	0.46	(0.25)	—	—	(0.25)	11.14	3.95	159,031	0.99		1.61		27
07/31/08@	11.14	0.15	(0.62)	(0.47)	—	—	—	—	10.67	(4.22)	141,696	0.97	†	2.73	†	19

International Diversified Equities Portfolio Class 2
01/31/04	5.16	0.04	1.97	2.01	(0.27)	—	—	(0.27)	6.90	39.52	29,467	1.38		0.72		49
01/31/05	6.90	0.04	0.83	0.87	(0.14)	—	—	(0.14)	7.63	12.86	47,549	1.40	(1)	0.62	(1)	25
01/31/06	7.63	0.10	1.71	1.81	(0.12)	—	—	(0.12)	9.32	23.91	59,176	1.25		1.22		19
01/31/07	9.32	0.17	1.41	1.58	(0.03)	—	—	(0.03)	10.87	16.99	61,429	1.09		1.69		13
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
07/31/08@	11.07	0.14	(0.62)	(0.48)	—	—	—	—	10.59	(4.34)	50,158	1.12	†	2.57	†	19

International Diversified Equities Portfolio Class 3
01/31/04	5.16	0.01	1.99	2.00	(0.27)	—	—	(0.27)	6.89	39.29	39,947	1.48		0.11		49
01/31/05	6.89	0.03	0.84	0.87	(0.14)	—	—	(0.14)	7.62	12.79	106,732	1.50	(1)	0.41	(1)	25
01/31/06	7.62	0.08	1.72	1.80	(0.11)	—	—	(0.11)	9.31	23.83	178,666	1.34		1.05		19
01/31/07	9.31	0.14	1.43	1.57	(0.02)	—	—	(0.02)	10.86	16.92	271,514	1.19		1.49		13
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
07/31/08@	11.05	0.14	(0.62)	(0.48)	—	—	—	—	10.57	(4.34)	319,057	1.22	†	2.46	†	19

Emerging Markets Portfolio Class 1
01/31/04	6.05	0.10	3.59	3.69	—	—	—	—	9.74	60.99	104,999	1.66	(1)	1.27	(1)	112
01/31/05	9.74	0.09	1.83	1.92	(0.11)	—	—	(0.11)	11.55	19.92	110,010	1.60	(1)	0.89	(1)	76
01/31/06	11.55	0.22	5.99	6.21	(0.05)	—	—	(0.05)	17.71	53.84	177,187	1.51	(1)	1.58	(1)	147
01/31/07	17.71	0.20	2.44	2.64	(0.18)	—	(3.05)	(3.23)	17.12	17.92	173,451	1.40	(1)	1.20	(1)	184
01/31/08	17.12	0.15	4.23	4.38	(0.41)	—	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
07/31/08@	18.34	0.10	(1.15)	(1.05)	—	—	—	—	17.29	(5.73)	147,269	1.35	(1)†	1.05	(1)†	70

Emerging Markets Portfolio Class 2
01/31/04	6.05	0.09	3.57	3.66	—	—	—	—	9.71	60.50	8,278	1.80	(1)	1.03	(1)	112
01/31/05	9.71	0.07	1.84	1.91	(0.10)	—	—	(0.10)	11.52	19.84	13,989	1.75	(1)	0.72	(1)	76
01/31/06	11.52	0.20	5.98	6.18	(0.03)	—	—	(0.03)	17.67	53.72	24,084	1.66	(1)	1.43	(1)	147
01/31/07	17.67	0.18	2.42	2.60	(0.16)	—	(3.05)	(3.21)	17.06	17.70	24,743	1.55	(1)	1.05	(1)	184
01/31/08	17.06	0.12	4.21	4.33	(0.39)	—	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
07/31/08@	18.25	0.09	(1.14)	(1.05)	—	—	—	—	17.20	(5.75)	19,160	1.50	(1)†	0.91	(1)†	70

Emerging Markets Portfolio Class 3
01/31/04	6.05	0.05	3.61	3.66	—	—	—	—	9.71	60.50	3,533	1.90	(1)	0.54	(1)	112
01/31/05	9.71	0.06	1.83	1.89	(0.09)	—	—	(0.09)	11.51	19.63	12,899	1.85	(1)	0.57	(1)	76
01/31/06	11.51	0.18	5.97	6.15	(0.02)	—	—	(0.02)	17.64	53.48	35,556	1.78	(1)	1.27	(1)	147
01/31/07	17.64	0.13	2.45	2.58	(0.15)	—	(3.05)	(3.20)	17.02	17.58	88,829	1.68	(1)	0.81	(1)	184
01/31/08	17.02	0.09	4.21	4.30	(0.37)	—	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
07/31/08@	18.20	0.07	(1.12)	(1.05)	—	—	—	—	17.15	(5.77)	158,509	1.60	(1)†	0.81	(1)†	70

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

 † Annualized

 @ Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08	7/08†@

International Diversified Equities Class 1	—%	0.00%	—%	—%	—%	—%
International Diversified Equities Class 2	—	0.00	—	—	—	—
International Diversified Equities Class 3	—	0.00	—	—	—	—
Emerging Markets Class 1	0.11	0.03	0.10	0.06	0.02	0.04
Emerging Markets Class 2	0.11	0.03	0.10	0.06	0.02	0.04
Emerging Markets Class 3	0.11	0.03	0.09	0.05	0.02	0.04

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	return of	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	capital	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

Foreign Value Portfolio Class 2
01/31/04	$9.11	$0.03	$3.91	$3.94	$(0.01)	$—	$(0.10)	$(0.11)	$12.94	43.31%	$34,250	1.76	%(1)	0.26	%(1)	7%
01/31/05	12.94	0.16	1.75	1.91	(0.14)	—	(0.27)	(0.41)	14.44	14.77	58,040	1.34	(1)(2)	1.22	(1)(2)	13
01/31/06	14.44	0.25	2.27	2.52	—	—	(0.02)	(0.02)	16.94	17.50	68,774	1.16	(2)	1.61	(2)	8
01/31/07	16.94	0.37	3.41	3.78	(0.19)	—	(0.25)	(0.44)	20.28	22.56	78,103	1.07	(2)	2.06	(2)	13
01/31/08	20.28	0.50	0.36	0.86	(0.40)	—	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(2)	2.29	(2)	16
07/31/08@	20.10	0.39	(2.15)	(1.76)	—	—	—	—	18.34	(8.76)	57,934	1.09	†	3.99	†	6

Foreign Value Portfolio Class 3
01/31/04	9.11	0.00	3.93	3.93	0.00	—	(0.10)	(0.10)	12.94	43.18	63,404	1.76	(1)	0.00	(1)	7
01/31/05	12.94	0.12	1.79	1.91	(0.13)	—	(0.27)	(0.40)	14.45	14.74	190,704	1.43	(1)(2)	0.95	(1)(2)	13
01/31/06	14.45	0.21	2.29	2.50	—	—	(0.02)	(0.02)	16.93	17.35	322,494	1.25	(2)	1.41	(2)	8
01/31/07	16.93	0.34	3.42	3.76	(0.17)	—	(0.25)	(0.42)	20.27	22.48	453,154	1.17	(2)	1.87	(2)	13
01/31/08	20.27	0.46	0.37	0.83	(0.38)	—	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(2)	2.13	(2)	16
07/31/08@	20.08	0.38	(2.15)	(1.77)	—	—	—	—	18.31	(8.81)	436,165	1.19	†	3.87	†	6

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

 † Annualized

 @ Unaudited

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/04	1/05	1/04	1/05

Foreign Value Class 2	1.54%	1.33%	0.48%	1.23%
Foreign Value Class 3	1.58	1.42	0.18	0.96

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08

Foreign Value Class 2	0.01%	0.01%	0.00%	0.00%
Foreign Value Class 3	0.01	0.01	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

1 SunAmerica Center Los Angeles, California 90067-6022 CHANGE SERVICE REQUESTED	Presorted Standard U.S. Postage Paid Towne, Inc.

This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.

R-1411SAR.5(R 9/08)

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: October 8, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: October 8, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: October 8, 2008